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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008 – January 31, 2009

Item 1. Schedule of Investments

2009 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y	Equity I Fund

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y	Equity Q Fund

Russell U.S. Growth Fund	C, E, I, S	Select Growth Fund

Russell U.S. Value Fund	C, E, I, S	Select Value Fund

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y	Equity II Fund

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y	International Fund

Russell Global Equity Fund	A, C, E, S, Y	Global Equity Fund

Russell Emerging Markets Fund	A, C, E, S, Y	Emerging Markets Fund

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S	Tax-Managed Large Cap Fund

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S	Tax-Managed Mid & Small Cap Fund

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y	Fixed Income III Fund

Russell Investment Grade Bond Fund	C, E, I, S, Y	Fixed Income I Fund

Russell Short Duration Bond Fund	A, C, E, S, Y	Short Duration Bond Fund

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	C, E, S	Tax Exempt Bond Fund

Specialty Funds

Russell Real Estate Securities Fund	A, C, E, S, Y	Real Estate Securities Fund

Money Market Funds

Russell Money Market Fund	A, S	Money Market Fund

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 16 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2009 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.6%
Auto and Transportation - 2.1%
Autoliv, Inc.	31,100	572
CSX Corp.	368,850	10,682
Delta Air Lines, Inc. (Æ)	859,896	5,933
Ford Motor Co. (Æ)(Ñ)	27,712	52
Magna International, Inc. Class A	192,550	5,359
Navistar International Corp. (Æ)(Ñ)	235,450	7,151
Norfolk Southern Corp.	179,460	6,884
Toyota Motor Corp. - ADR (Ñ)	10,900	692
UAL Corp. (Æ)	75,100	709
Union Pacific Corp.	770,827	33,754
United Parcel Service, Inc. Class B	68,580	2,914
Visteon Corp. (Æ)(Ñ)	21,550	3

		74,705

Consumer Discretionary - 11.8%
Accenture, Ltd. Class A	392,020	12,372
Activision Blizzard, Inc. (Æ)	679,338	5,951
Amazon.com, Inc. (Æ)	121,552	7,150
Apollo Group, Inc. Class A (Æ)	88,580	7,216
Best Buy Co., Inc.	328,250	9,198
Black & Decker Corp. (Ñ)	5,900	171
Carnival Corp.	188,000	3,420
CBS Corp. Class B	231,750	1,326
Chico’s FAS, Inc. (Æ)(Ñ)	282,000	1,117
Citadel Broadcasting Corp. (Æ)	4,364	1
Clear Channel Outdoor Holdings, Inc. Class A (Æ)(Ñ)	1,015,332	5,259
Comcast Corp. Class A	186,660	2,735
Costco Wholesale Corp.	437,258	19,690
Darden Restaurants, Inc.	123,900	3,249
DIRECTV Group, Inc. (The) (Æ)(Ñ)	466,718	10,221
Electronic Arts, Inc. (Æ)	463,700	7,160
Foot Locker, Inc.	103,600	762
FTI Consulting, Inc. (Æ)(Ñ)	44,770	1,836
Gannett Co., Inc. (Ñ)	100,400	579
Gap, Inc. (The)	80,500	908
Guess ?, Inc.	139,640	2,247
Hasbro, Inc.	142,000	3,426
Home Depot, Inc.	265,100	5,708
Intercontinental Hotels Group PLC - ADR	340,343	2,539
JC Penney Co., Inc.	310,625	5,203
Jones Apparel Group, Inc. (Ñ)	82,100	284
Kohl’s Corp. (Æ)	138,060	5,068
Las Vegas Sands Corp. (Æ)(Ñ)	852,267	4,389
Liberty Media Corp. - Capital Series A (Æ)	152,617	838
Limited Brands, Inc.	77,700	615
Liz Claiborne, Inc.	21,100	46
Lowe’s Cos., Inc.	1,783,216	32,579
Macy’s, Inc.	160,900	1,440
McDonald’s Corp.	1,088,523	63,156
News Corp. Class A	920,799	5,884
Nike, Inc. Class B	1,017,311	46,033
Omnicom Group, Inc.	180,810	4,681
Republic Services, Inc. Class A	61,650	1,594
Robert Half International, Inc. (Ñ)	119,750	2,030

	Principal Amount ($) or Shares	Market Value $
Royal Caribbean Cruises, Ltd. (Ñ)	150,320	976
Sirius XM Radio, Inc. (Æ)(Ñ)	3,042,480	365
Staples, Inc.	121,140	1,931
Target Corp.	522,111	16,290
Time Warner, Inc.	537,550	5,015
VF Corp.	55,300	3,098
Viacom, Inc. Class B (Æ)	769,700	11,353
Wal-Mart Stores, Inc.	1,364,679	64,304
Walt Disney Co. (The)	828,872	17,141
Wynn Resorts, Ltd.	178,867	5,380
Yum! Brands, Inc.	451,553	12,923

		426,857

Consumer Staples - 6.8%
Altria Group, Inc.	180,910	2,992
Clorox Co.	52,560	2,636
Coca-Cola Co. (The)	1,436,909	61,385
Coca-Cola Enterprises, Inc.	120,000	1,348
Colgate-Palmolive Co.	199,500	12,975
ConAgra Foods, Inc.	38,400	657
Diageo PLC - ADR	119,420	6,489
General Mills, Inc.	182,500	10,795
JM Smucker Co. (The)	248,360	11,213
Kellogg Co.	5,500	240
Kroger Co. (The)	321,150	7,226
Lorillard, Inc.	28,800	1,712
Molson Coors Brewing Co. Class B	229,550	9,244
Nestle SA - ADR	269,380	9,280
Pepsi Bottling Group, Inc.	35,400	683
PepsiCo, Inc.	1,097,970	55,151
Philip Morris International, Inc.	441,770	16,412
Procter & Gamble Co.	442,640	24,124
Reynolds American, Inc.	51,300	1,959
Safeway, Inc.	48,300	1,035
SUPERVALU, Inc.	86,400	1,515
Sysco Corp.	89,050	1,985
Tyson Foods, Inc. Class A	781,650	6,918

		247,974

Financial Services - 11.9%
ACE, Ltd.	338,200	14,766
Allstate Corp. (The)	398,910	8,644
American International Group, Inc. (Ñ)	398,705	510
Annaly Capital Management, Inc. (ö)	984,875	14,911
Bank of America Corp.	2,585,620	17,013
Bank of New York Mellon Corp. (The)	875,776	22,543
BearingPoint, Inc. (Æ)(Ñ)	22,617	34
BlackRock, Inc. Class A (Ñ)	17,800	1,937
Brown & Brown, Inc.	303,650	5,809
Capital One Financial Corp. (Ñ)	501,750	7,948
Charles Schwab Corp. (The)	828,100	11,254
Chubb Corp.	128,630	5,477
Citigroup, Inc.	162,300	576
Deutsche Bank AG (Ñ)	22,800	585
Discover Financial Services	109,100	780
Federal National Mortgage Association (Ñ)	5,040,262	3,024
Fidelity National Financial, Inc. Class A (Ñ)	531,800	7,775

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fifth Third Bancorp	161,900	387
Genworth Financial, Inc. Class A	950,700	2,206
Goldman Sachs Group, Inc. (The)	392,269	31,668
Hartford Financial Services Group, Inc.	519,900	6,842
Huntington Bancshares, Inc. (Ñ)	845,150	2,434
iShares Russell 1000 Value Index Fund	59,083	2,581
JPMorgan Chase & Co.	2,123,259	54,164
Lincoln National Corp.	368,900	5,581
Mastercard, Inc. Class A (Ñ)	182,918	24,837
MetLife, Inc.	971,100	27,900
MFA Financial, Inc. (ö)	891,250	5,107
Morgan Stanley	808,100	16,348
Old Republic International Corp.	91,400	943
PNC Financial Services Group, Inc.	196,930	6,404
Progressive Corp. (The) (Æ)	117,800	1,431
Prudential Financial, Inc.	307,840	7,927
Redwood Trust, Inc. (ö)	282,000	3,579
RenaissanceRe Holdings, Ltd.	133,550	5,968
State Street Corp.	183,190	4,263
T Rowe Price Group, Inc. (Ñ)	112,490	3,103
Travelers Cos., Inc. (The)	257,844	9,963
Unum Group	157,500	2,230
US Bancorp	547,538	8,125
Visa, Inc.	608,297	30,019
Wells Fargo & Co.	1,895,447	35,824
Western Union Co. (The)	610,855	8,344
XL Capital, Ltd. Class A (Ñ)	95,850	278

		432,042

Health Care - 15.3%
Abbott Laboratories	521,359	28,904
Aetna, Inc.	232,600	7,211
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	109,470	4,036
Allergan, Inc.	196,900	7,506
Amgen, Inc. (Æ)	312,300	17,130
Baxter International, Inc.	222,950	13,076
Becton Dickinson and Co.	30,700	2,231
Boston Scientific Corp. (Æ)	277,550	2,462
Bristol-Myers Squibb Co.	311,500	6,669
Brookdale Senior Living, Inc. (Ñ)	409,200	2,783
Cardinal Health, Inc.	15,800	595
Celgene Corp. (Æ)	31,020	1,643
Cephalon, Inc. (Æ)(Ñ)	59,200	4,569
Covidien, Ltd.	517,730	19,850
CVS/Caremark Corp.	2,055,132	55,242
Eli Lilly & Co.	106,900	3,936
Express Scripts, Inc. Class A (Æ)	211,082	11,348
Genentech, Inc. (Æ)	266,612	21,660
Genzyme Corp. (Æ)	84,030	5,791
Gilead Sciences, Inc. (Æ)	938,709	47,658
GlaxoSmithKline PLC - ADR	24,900	878
Intuitive Surgical, Inc. (Æ)(Ñ)	48,245	4,980
Johnson & Johnson	718,627	41,458
Laboratory Corp. of America Holdings (Æ)(Ñ)	143,200	8,477
Life Technologies Corp. (Æ)(Ñ)	310,600	7,908
McKesson Corp.	196,000	8,663

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc.	553,150	15,792
Mylan, Inc. (Æ)(Ñ)	858,800	9,730
Myriad Genetics, Inc. (Æ)	12,500	932
Novartis AG - ADR	430,000	17,742
Omnicare, Inc. (Ñ)	164,950	4,612
Pfizer, Inc.	1,176,100	17,148
Sanofi-Aventis SA - ADR	33,100	932
Schering-Plough Corp.	2,222,456	39,026
Sequenom, Inc. (Æ)(Ñ)	260,100	5,764
St. Jude Medical, Inc. (Æ)	268,703	9,773
Stericycle, Inc. (Æ)	75,490	3,693
Stryker Corp.	183,800	7,764
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	26,300	1,090
Thermo Fisher Scientific, Inc. (Æ)	407,387	14,637
UnitedHealth Group, Inc.	165,155	4,679
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	277,200	9,161
Wyeth	1,311,196	56,342

		555,481

Integrated Oils - 4.9%
BP PLC - ADR	17,800	756
Chevron Corp.	327,078	23,066
ConocoPhillips	151,342	7,193
Exxon Mobil Corp.	724,200	55,387
Hess Corp.	210,994	11,733
Marathon Oil Corp.	538,800	14,671
Occidental Petroleum Corp.	664,094	36,226
Petroleo Brasileiro SA - ADR	151,680	3,974
Royal Dutch Shell PLC - ADR	14,800	729
Total SA - ADR	471,090	23,451

		177,186

Materials and Processing - 4.8%
Air Products & Chemicals, Inc.	185,500	9,331
Archer-Daniels-Midland Co.	200,050	5,477
BHP Billiton, Ltd. - ADR (Ñ)	57,650	2,164
Bunge, Ltd. (Ñ)	36,500	1,567
Cameco Corp.	92,100	1,522
Celanese Corp. Class A	521,700	5,556
Cytec Industries, Inc.	35,900	734
Eastman Chemical Co.	31,900	828
Ecolab, Inc.	43,880	1,490
EI Du Pont de Nemours & Co.	660,750	15,171
Fluor Corp.	307,200	11,950
Freeport-McMoRan Copper & Gold, Inc. Class B	89,100	2,240
Louisiana-Pacific Corp. (Ñ)	84,000	175
Masco Corp. (Ñ)	90,000	704
MeadWestvaco Corp.	63,700	741
Monsanto Co.	595,588	45,300
Mosaic Co. (The)	191,800	6,842
Newmont Mining Corp.	293,800	11,687
Owens-Illinois, Inc. (Æ)	20,200	384
Potash Corp. of Saskatchewan	59,700	4,469
PPG Industries, Inc.	214,680	8,068
Praxair, Inc.	195,526	12,173

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Precision Castparts Corp.	162,100	10,528
Quanta Services, Inc. (Æ)	270,200	5,777
Sherwin-Williams Co. (The) (Ñ)	98,840	4,720
Sonoco Products Co.	59,400	1,362
St. Joe Co. (The) (Æ)(Ñ)	186,160	4,477

		175,437

Miscellaneous - 2.2%
3M Co.	68,550	3,687
ABB, Ltd. - ADR	136,530	1,782
Berkshire Hathaway, Inc. Class B (Æ)	6,435	19,234
Eaton Corp.	107,510	4,733
General Electric Co.	1,266,700	15,365
Honeywell International, Inc.	624,250	20,482
Johnson Controls, Inc.	216,500	2,708
SPX Corp.	100,300	4,224
Tyco International, Ltd.	397,600	8,357

		80,572

Other Energy - 6.0%
Anadarko Petroleum Corp.	109,400	4,019
Apache Corp.	251,440	18,858
Arch Coal, Inc.	769,275	11,685
Baker Hughes, Inc.	433,750	14,453
Cameron International Corp. (Æ)	528,040	12,229
Chesapeake Energy Corp. (Ñ)	1,158,790	18,320
Consol Energy, Inc.	211,650	5,770
Devon Energy Corp.	533,410	32,858
EOG Resources, Inc.	21,400	1,450
Equitable Resources, Inc.	69,400	2,376
Halliburton Co.	380,200	6,558
Helmerich & Payne, Inc.	32,400	728
Nabors Industries, Ltd. (Æ)	83,700	917
NRG Energy, Inc. (Æ)(Ñ)	90,230	2,108
Peabody Energy Corp.	82,400	2,060
PetroHawk Energy Corp. (Æ)	143,150	2,822
Reliant Energy, Inc. (Æ)	1,613,450	8,212
Schlumberger, Ltd.	384,012	15,672
Southwestern Energy Co. (Æ)	144,780	4,582
Transocean, Ltd. (Æ)	454,465	24,823
Valero Energy Corp.	121,130	2,922
Williams Cos., Inc.	497,628	7,041
XTO Energy, Inc.	425,399	15,778

		216,241

Producer Durables - 5.7%
American Tower Corp. Class A (Æ)	286,462	8,691
Applied Materials, Inc.	1,789,825	16,771
Boeing Co.	107,850	4,563
Centex Corp.	714,175	6,078
Crane Co.	29,400	512
Deere & Co.	30,901	1,073
Dover Corp.	20,500	580
Emerson Electric Co.	472,310	15,445
KB Home (Ñ)	28,657	306
Lam Research Corp. (Æ)	198,550	4,013

	Principal Amount ($) or Shares	Market Value $
Lexmark International, Inc. Class A (Æ)	25,400	601
Lockheed Martin Corp.	846,415	69,440
Nokia OYJ - ADR	53,200	653
Northrop Grumman Corp.	263,400	12,675
NVR, Inc. (Æ)(Ñ)	30,350	12,932
Parker Hannifin Corp.	124,034	4,739
Pentair, Inc.	86,760	1,984
Pitney Bowes, Inc.	25,600	570
Pulte Homes, Inc. (Ñ)	260,230	2,641
Raytheon Co.	179,700	9,096
SunPower Corp. (Æ)(Ñ)	235,015	6,209
Telefonaktiebolaget LM Ericsson - ADR (Ñ)	122,700	980
United Technologies Corp.	505,477	24,258
WW Grainger, Inc. (Ñ)	46,370	3,383

		208,193

Technology - 16.2%
Adobe Systems, Inc. (Æ)	84,800	1,637
Amphenol Corp. Class A	820,996	21,469
Analog Devices, Inc.	33,700	673
Apple, Inc. (Æ)	654,398	58,981
ASML Holding NV	572,000	9,461
AU Optronics Corp. - ADR (Ñ)	103,400	732
Avnet, Inc. (Æ)	408,975	8,106
Broadcom Corp. Class A (Æ)	560,800	8,889
Cisco Systems, Inc. (Æ)	2,730,361	40,873
Citrix Systems, Inc. (Æ)	67,000	1,410
Corning, Inc.	814,800	8,238
Dell, Inc. (Æ)	1,015,150	9,644
EMC Corp. (Æ)	414,300	4,574
F5 Networks, Inc. (Æ)(Ñ)	120,075	2,662
First Solar, Inc. (Æ)(Ñ)	71,448	10,203
General Dynamics Corp.	506,119	28,712
Google, Inc. Class A (Æ)	174,503	59,074
Hewlett-Packard Co.	2,163,798	75,192
Intel Corp.	1,185,890	15,298
International Business Machines Corp.	451,396	41,370
International Rectifier Corp. (Æ)	732,650	9,979
Juniper Networks, Inc. (Æ)	652,710	9,242
Maxim Integrated Products, Inc.	558,500	7,389
McAfee, Inc. (Æ)	52,500	1,601
Microsoft Corp.	491,300	8,401
Motorola, Inc.	910,350	4,033
National Semiconductor Corp.	75,700	768
Nvidia Corp. (Æ)(Ñ)	115,000	914
Oracle Corp. (Æ)	790,288	13,301
QUALCOMM, Inc.	2,556,133	88,314
Research In Motion, Ltd. (Æ)	181,600	10,061
SanDisk Corp. (Æ)(Ñ)	148,110	1,693
Sanmina-SCI Corp. (Æ)	318,800	105
Seagate Technology, Inc. (Æ)	18,600	—
Symantec Corp. (Æ)	445,000	6,822
Texas Instruments, Inc.	877,000	13,111
Tyco Electronics, Ltd.	289,129	4,094
Western Digital Corp. (Æ)	40,000	587
Xilinx, Inc.	161,300	2,718

		590,331

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 2.9%
Allegheny Energy, Inc.	152,400	5,066
Ameren Corp.	59,200	1,968
American Electric Power Co., Inc.	87,000	2,727
AT&T, Inc.	1,071,874	26,389
CMS Energy Corp. (Ñ)	113,500	1,334
Dominion Resources, Inc.	283,730	9,982
Duke Energy Corp.	121,000	1,833
FPL Group, Inc.	79,730	4,110
MetroPCS Communications, Inc. (Æ)(Ñ)	197,640	2,686
PG&E Corp. (Ñ)	202,280	7,822
Progress Energy, Inc. - CVO (ß)	8,700	—
Public Service Enterprise Group, Inc.	177,670	5,609
Sprint Nextel Corp. (Æ)	568,800	1,382
Telefonica SA - ADR	11,300	606
Verizon Communications, Inc.	227,979	6,810
Vodafone Group PLC - ADR	1,381,440	25,681
Wisconsin Energy Corp.	49,500	2,207

		106,212

Total Common Stocks (cost $4,397,786)		3,291,231

Preferred Stocks - 0.0%
Producer Durables - 0.0%
General Motors Corp.	455,000	1,411

Total Preferred Stocks (cost $7,691)		1,411

Long-Term Investments - 0.0%
Corporate Bonds and Notes - 0.0%
Continental Airlines, Inc. 5.000% due 06/15/23	95	86

International Debt - 0.0%
Qimonda Finance LLC Series ADS 6.750% due 03/22/13	2,303	141

Total Long-Term Investments (cost $2,389)		227

Short-Term Investments - 7.0%
Russell Investment Company Russell Money Market Fund	254,536,287	254,536

Total Short-Term Investments
(cost $254,536)		254,536

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Other Securities - 5.0%
Russell Investment Company Russell Money Market Fund (×)	102,407,822	102,408
State Street Securities Lending Quality Trust (×)	83,994,140	80,173

Total Other Securities
(cost $186,402)		182,581

Total Investments - 102.6% (identified cost $4,848,804)		3,729,986

Other Assets and Liabilities, Net - (2.6%)		(95,494)

Net Assets - 100.0%		3,634,492

See accompanying notes which are an integral part of the financial statements.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	3,659	USD	150,476	03/09	(12,143)
S&P 500 Index (CME)	844	USD	173,548	03/09	(12,714)
S&P Midcap 400 E-Mini Index (CME)	559	USD	27,799	03/09	(697)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(25,554)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 101.2%
Auto and Transportation - 2.7%
Alaska Air Group, Inc. (Æ)	71,400	1,882
AMR Corp. (Æ)	317,621	1,887
Arkansas Best Corp.	62,200	1,455
Autoliv, Inc.	93,500	1,719
BorgWarner, Inc.	13,700	231
Burlington Northern Santa Fe Corp.	70,000	4,638
CH Robinson Worldwide, Inc.	41,932	1,928
Con-way, Inc.	129,300	2,848
Continental Airlines, Inc. Class B (Æ)	128,700	1,734
CSX Corp. (Û)	505,300	14,633
Delta Air Lines, Inc. (Æ)	76,550	528
Expeditors International of Washington, Inc.	60,431	1,681
FedEx Corp.	39,660	2,020
Frontline, Ltd.	26,300	750
Genuine Parts Co. (Û)	225,616	7,224
JB Hunt Transport Services, Inc.	130,756	2,912
JetBlue Airways Corp. (Æ)	194,500	1,095
Kansas City Southern (Æ)	73,200	1,329
Kirby Corp. (Æ)	157,000	3,765
Landstar System, Inc.	34,996	1,255
Norfolk Southern Corp. (Û)	262,200	10,058
Old Dominion Freight Line, Inc. (Æ)	35,195	883
Polaris Industries, Inc.	8,000	170
Skywest, Inc.	122,600	1,919
Southwest Airlines Co.	478,900	3,367
Tidewater, Inc.	32,800	1,365
TRW Automotive Holdings Corp. (Æ)	174,600	540
Union Pacific Corp. (Û)	459,131	20,105
United Parcel Service, Inc. Class B	35,954	1,528
UTi Worldwide, Inc.	102,470	1,123

		96,572

Consumer Discretionary - 13.4%
Abercrombie & Fitch Co. Class A	137,900	2,461
Accenture, Ltd. Class A (Û)	991,516	31,292
Activision Blizzard, Inc. (Æ)	103,600	908
Advance Auto Parts, Inc.	29,100	952
Aeropostale, Inc. (Æ)	60,500	1,277
Alberto-Culver Co. Class B	28,972	709
Amazon.com, Inc. (Æ)	36,800	2,165
American Eagle Outfitters, Inc.	189,300	1,706
AnnTaylor Stores Corp. (Æ)	73,100	360
Apollo Group, Inc. Class A (Æ)(Û)	160,293	13,057
AutoNation, Inc. (Æ)	222,100	2,061
AutoZone, Inc. (Æ)	8,300	1,103
Avon Products, Inc.	232,265	4,750
Bed Bath & Beyond, Inc. (Æ)	14,400	334
Best Buy Co., Inc. (Û)	92,100	2,581
Big Lots, Inc. (Æ)	247,600	3,330
BJ’s Wholesale Club, Inc. (Æ)	237,169	6,802
Bob Evans Farms, Inc.	64,131	1,126
Boyd Gaming Corp.	208,515	1,003
Brink’s Co. (The)	15,200	402
Brink’s Home Security Holdings, Inc. (Æ)	1,900	43
Burger King Holdings, Inc.	36,700	817

	Principal Amount ($) or Shares	Market Value $
Cablevision Systems Corp. Class A	89,300	1,431
Career Education Corp. (Æ)	10,200	222
Carmax, Inc. (Æ)	375,406	3,105
Carnival Corp.	18,300	333
CBS Corp. Class B	207,073	1,184
Chipotle Mexican Grill, Inc. Class A (Æ)	11,734	560
Choice Hotels International, Inc.	85,700	2,256
Coach, Inc. (Æ)(Û)	440,000	6,424
Comcast Corp. Class A (Û)	1,089,007	15,954
Comcast Corp. Class A	25,287	351
Copart, Inc. (Æ)	12,800	308
Corrections Corp. of America (Æ)	1,300	18
Costco Wholesale Corp. (Û)	142,701	6,426
Darden Restaurants, Inc.	177,300	4,649
DeVry, Inc.	3,700	198
DIRECTV Group, Inc. (The) (Æ)(Û)	468,752	10,266
DISH Network Corp. Class A (Æ)	250,620	3,218
Dolby Laboratories, Inc. Class A (Æ)	15,800	404
Dollar Tree, Inc. (Æ)	26,612	1,137
DreamWorks Animation SKG, Inc. Class A (Æ)	55,736	1,223
Earthlink, Inc. (Æ)	274,485	2,067
Eastman Kodak Co.	424,500	1,923
eBay, Inc. (Æ)(Û)	477,399	5,738
Estee Lauder Cos., Inc. (The) Class A	94,100	2,470
Expedia, Inc. (Æ)	261,300	2,333
Family Dollar Stores, Inc.	268,388	7,453
Fastenal Co.	69,600	2,379
Foot Locker, Inc.	455,361	3,351
FTI Consulting, Inc. (Æ)	1,000	41
GameStop Corp. Class A (Æ)	1,400	35
Gannett Co., Inc.	536,600	3,096
Gap, Inc. (The) (Û)	651,100	7,344
Harman International Industries, Inc.	20,498	330
Hasbro, Inc.	87,300	2,107
Hewitt Associates, Inc. Class A (Æ)	134,800	3,826
Hillenbrand, Inc.	9,100	168
Home Depot, Inc. (Û)	275,800	5,938
HSN, Inc. (Æ)	8,016	38
International Flavors & Fragrances, Inc.	56,600	1,620
ITT Educational Services, Inc. (Æ)	5,007	613
Jakks Pacific, Inc. (Æ)	42,100	772
Jarden Corp. (Æ)	174,800	1,823
JC Penney Co., Inc.	9,800	164
John Wiley & Sons, Inc. Class A	12,100	429
Jones Apparel Group, Inc.	592,900	2,051
Kimberly-Clark Corp. (Û)	196,300	10,104
Kohl’s Corp. (Æ)	32,200	1,182
Leggett & Platt, Inc.	74,400	929
Liberty Global, Inc. Class A (Æ)(Û)	186,100	2,711
Liberty Media Corp. - Entertainment Series A (Æ)	152,300	2,795
Liz Claiborne, Inc.	200,300	441
Lowe’s Cos., Inc.	55,000	1,005
Ltd. Brands, Inc.	79,700	631
Manpower, Inc.	305,116	8,684
Mattel, Inc.	43,000	610

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

McDonald’s Corp. (Û)	679,483	39,424
McGraw-Hill Cos., Inc. (The)	166,000	3,650
Men’s Wearhouse, Inc. (The)	49,000	571
MPS Group, Inc. (Æ)	76,900	465
MSC Industrial Direct Co. Class A	32,200	1,103
New York Times Co. (The) Class C	18,700	93
Newell Rubbermaid, Inc.	442,435	3,575
News Corp. Class A	608,300	3,887
Nike, Inc. Class B	35,000	1,584
OfficeMax, Inc.	112,200	618
Omnicom Group, Inc. (Û)	241,000	6,239
Panera Bread Co. Class A (Æ)	106,441	5,001
PetSmart, Inc.	97,062	1,822
PF Chang’s China Bistro, Inc. (Æ)	37,700	668
Phillips-Van Heusen Corp.	6,700	127
Polo Ralph Lauren Corp. Class A	175,600	7,205
priceline.com, Inc. (Æ)	12,000	805
RadioShack Corp.	20,587	236
Republic Services, Inc. Class A	77,900	2,014
Robert Half International, Inc.	36,318	616
Ross Stores, Inc.	343,350	10,101
RR Donnelley & Sons Co. (Û)	250,100	2,441
Scientific Games Corp. Class A (Æ)	37,900	476
Scripps Networks Interactive, Inc.	28,600	614
Sears Holdings Corp. (Æ)	29,280	1,198
Snap-On, Inc.	39,500	1,192
Sohu.com, Inc. (Æ)	57,116	2,259
Stanley Works (The)	5,200	163
Staples, Inc.	84,800	1,352
Starwood Hotels & Resorts Worldwide, Inc. (ö)	115,400	1,745
Strayer Education, Inc.	5,000	1,082
Take-Two Interactive Software, Inc. (Æ)	131,200	921
Target Corp.	31,300	977
Tech Data Corp. (Æ)	82,135	1,487
TeleTech Holdings, Inc. (Æ)	47,600	385
Tempur-Pedic International, Inc.	79,700	558
Tiffany & Co.	148,900	3,090
Time Warner, Inc. (Û)	3,081,017	28,746
TJX Cos., Inc. (Û)	432,786	8,405
Toro Co.	70,507	2,088
Tractor Supply Co. (Æ)	40,789	1,375
Tupperware Brands Corp.	122,138	2,511
United Stationers, Inc. (Æ)	29,300	821
Urban Outfitters, Inc. (Æ)	167,400	2,608
VF Corp.	33,000	1,849
Viad Corp.	6,400	142
Virgin Media, Inc.	61,032	277
Wal-Mart Stores, Inc. (Û)	862,035	40,619
Walt Disney Co. (The) (Û)	1,317,057	27,237
Waste Management, Inc.	88,700	2,767
WESCO International, Inc. (Æ)	80,100	1,475
Whirlpool Corp.	169,000	5,650
World Fuel Services Corp.	43,400	1,466
Wyndham Worldwide Corp.	356,700	2,187
Yum! Brands, Inc. (Û)	261,005	7,470

		473,544

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 9.7%
Altria Group, Inc.	192,480	3,184
Brown-Forman Corp. Class B	73,634	3,344
Campbell Soup Co.	42,363	1,287
Casey’s General Stores, Inc.	90,400	1,921
Church & Dwight Co., Inc.	48,700	2,592
Coca-Cola Co. (The)	399,916	17,084
Coca-Cola Enterprises, Inc. (Û)	434,876	4,884
Colgate-Palmolive Co.	83,262	5,415
ConAgra Foods, Inc. (Û)	439,100	7,509
Constellation Brands, Inc. Class A (Æ)	10,763	156
Del Monte Foods Co.	49,390	329
Dr Pepper Snapple Group, Inc. (Æ)	44,064	725
General Mills, Inc.	49,100	2,904
Hansen Natural Corp. (Æ)	25,632	859
Herbalife, Ltd.	32,283	662
Hershey Co. (The) (Û)	203,979	7,604
HJ Heinz Co.	96,600	3,526
Hormel Foods Corp.	92,155	2,749
JM Smucker Co. (The)	94,555	4,269
Kellogg Co. (Û)	199,900	8,734
Kraft Foods, Inc. Class A(Û)	124,500	3,492
Kroger Co. (The) (Û)	1,382,007	31,095
Lorillard, Inc.	54,380	3,233
McCormick & Co., Inc.	10,800	346
Molson Coors Brewing Co. Class B	25,230	1,016
NBTY, Inc. (Æ)	11,000	208
Pepsi Bottling Group, Inc. (Û)	608,715	11,742
PepsiAmericas, Inc.	8,883	143
PepsiCo, Inc. (Û)	297,524	14,945
Philip Morris International, Inc.	427,522	15,882
Procter & Gamble Co. (Û)	1,498,025	81,642
Reynolds American, Inc. (Û)	187,200	7,147
Safeway, Inc. (Û)	1,413,389	30,289
Sara Lee Corp. (Û)	534,700	5,363
Smithfield Foods, Inc. (Æ)	28,093	334
Spartan Stores, Inc.	27,000	502
SUPERVALU, Inc.	713,356	12,512
Sysco Corp. (Û)	1,638,000	36,511
Tyson Foods, Inc. Class A	593,172	5,250
Walgreen Co.	86,800	2,379

		343,768

Financial Services - 13.5%
Aflac, Inc. (Û)	712,627	16,540
Alexandria Real Estate Equities, Inc. (ö)	2,300	136
Alliance Data Systems Corp. (Æ)	9,500	395
Allied World Assurance Co. Holdings, Ltd.	1,600	60
Allstate Corp. (The) (Û)	398,600	8,638
AMB Property Corp. (ö)	35,549	573
American Capital, Ltd.	210,582	602
American Express Co.	347,522	5,814
American Financial Group, Inc.	28,700	487
Ameriprise Financial, Inc. (Û)	333,248	6,715
Annaly Capital Management, Inc. (ö)(Û)	658,600	9,971
AON Corp.	37,300	1,382

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Apartment Investment & Management Co. Class A (ö)	330,881	2,942
Arch Capital Group, Ltd. (Æ)	78,465	4,720
Arthur J Gallagher & Co.	94,700	2,232
Associated Banc-Corp.	8,500	133
Assurant, Inc.	26,100	689
Astoria Financial Corp.	6,300	57
Automatic Data Processing, Inc.	184,459	6,701
AvalonBay Communities, Inc. (ö)	17,997	932
Axis Capital Holdings, Ltd.	240,300	5,830
Bancorpsouth, Inc.	141,704	2,678
Bank of America Corp. (Û)	1,354,574	8,913
Bank of Hawaii Corp.	29,600	1,062
Bank of New York Mellon Corp. (The) (Û)	451,850	11,631
BB&T Corp.	160,079	3,168
BlackRock, Inc. Class A (Û)	39,602	4,309
Boston Properties, Inc. (ö)	12,907	559
Brandywine Realty Trust (ö)	208,400	1,244
BRE Properties, Inc. Class A (ö)	37,424	950
Broadridge Financial Solutions, Inc.	8,200	111
Brown & Brown, Inc.	16,700	319
Camden Property Trust (ö)	4,700	124
Capital One Financial Corp. (Û)	200,799	3,181
Capitol Federal Financial	13,300	551
Cash America International, Inc.	73,100	1,336
CBL & Associates Properties, Inc. (ö)	159,000	647
Charles Schwab Corp. (The) (Û)	408,439	5,551
Chubb Corp. (Û)	295,327	12,575
Cigna Corp.	289,200	5,020
Citigroup, Inc.	577,800	2,051
City National Corp.	3,900	135
CME Group, Inc. Class A	7,762	1,350
CNA Financial Corp.	4,393	51
Comerica, Inc.	261,965	4,364
Commerce Bancshares, Inc.	43,161	1,508
Cullen/Frost Bankers, Inc.	66,500	2,911
Deluxe Corp.	46,200	533
Digital Realty Trust, Inc. (ö)	3,200	102
Discover Financial Services	561,500	4,015
Dun & Bradstreet Corp.	17,400	1,322
East West Bancorp, Inc.	76,200	723
Eaton Vance Corp.	39,885	763
Endurance Specialty Holdings, Ltd.	91,616	2,497
Equifax, Inc.	5,300	131
Equity Residential (ö)	45,832	1,097
Essex Property Trust, Inc. (ö)	19,650	1,298
Factset Research Systems, Inc.	5,600	223
Federated Investors, Inc. Class B	17,815	348
Fidelity National Financial, Inc. Class A	24,400	357
Fidelity National Information Services, Inc.	3,600	57
Fifth Third Bancorp	401,000	958
First American Corp.	20,316	444
First Horizon National Corp.	232,305	2,212
Fiserv, Inc. (Æ)	6,600	210
Franklin Resources, Inc. (Û)	159,670	7,731
Fulton Financial Corp.	57,300	402
GATX Corp.	35,300	851

	Principal Amount ($) or Shares	Market Value $
Genworth Financial, Inc. Class A	417,916	970
Global Payments, Inc.	10,400	361
Goldman Sachs Group, Inc. (The) (Û)	118,200	9,542
H&R Block, Inc.	551,500	11,433
Hanover Insurance Group, Inc. (The)	14,800	598
Hartford Financial Services Group, Inc.	192,700	2,536
HCC Insurance Holdings, Inc.	153,344	3,590
HCP, Inc. (ö)	47,500	1,109
Health Care REIT, Inc. (ö)	35,800	1,354
Heartland Payment Systems, Inc.	18,500	168
Hospitality Properties Trust (ö)	184,305	2,473
HRPT Properties Trust (ö)	317,800	1,011
Hudson City Bancorp, Inc. (Û)	2,145,097	24,883
Huntington Bancshares, Inc.	45,885	132
IntercontinentalExchange, Inc. (Æ)	1,900	108
Invesco, Ltd.	8,800	104
Investment Technology Group, Inc. (Æ)	116,373	2,523
Jones Lang LaSalle, Inc.	24,300	574
JPMorgan Chase & Co.	642,601	16,393
Keycorp	21,000	153
Kilroy Realty Corp. (ö)	15,387	352
Kimco Realty Corp. (ö)	1,000	14
Lazard, Ltd. Class A	1,700	45
Leucadia National Corp. (Æ)	98,200	1,563
Lexington Realty Trust (ö)	143,600	636
Liberty Property Trust (ö)	49,725	994
Lincoln National Corp.	322,500	4,879
Loews Corp.	222,455	5,428
M&T Bank Corp.	14,400	560
Mack-Cali Realty Corp. (ö)	104,700	2,127
Marsh & McLennan Cos., Inc.	118,000	2,281
Marshall & Ilsley Corp.	42,219	241
Mastercard, Inc. Class A	30,100	4,087
MBIA, Inc. (Æ)	28,500	110
Mercury General Corp.	14,900	577
MetLife, Inc. (Û)	177,815	5,109
Moody’s Corp.	1,132,325	24,254
Morgan Stanley	43,100	872
NASDAQ OMX Group, Inc. (The) (Æ)	192,100	4,192
Nationwide Health Properties, Inc. (ö)	49,753	1,270
New York Community Bancorp, Inc.	64,900	860
Northern Trust Corp.	135,870	7,815
NYSE Euronext (Û)	210,706	4,636
Old Republic International Corp.	26,318	272
optionsXpress Holdings, Inc.	39,200	427
PartnerRe, Ltd. - ADR	94,754	6,209
Paychex, Inc. (Û)	54,200	1,317
People’s United Financial, Inc.	39,800	651
Plum Creek Timber Co., Inc. (ö)	2,600	80
PNC Financial Services Group, Inc. (Û)	160,600	5,223
Popular, Inc.	57,900	159
Progressive Corp. (The) (Æ)	417,207	5,069
ProLogis (ö)	190,401	1,906
Protective Life Corp.	6,900	57
Prudential Financial, Inc. (Û)	134,900	3,474
Public Storage (ö)	30,300	1,875
Raymond James Financial, Inc.	101,500	1,879

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rayonier, Inc. (ö)	900	26
Regency Centers Corp. (ö)	16,538	584
Regions Financial Corp.	57,949	200
Reinsurance Group of America, Inc.	3,600	128
Reinsurance Group of America, Inc. Class A	155,085	5,526
RenaissanceRe Holdings, Ltd.	78,200	3,495
Ryder System, Inc.	42,100	1,422
SEI Investments Co.	237,982	3,015
Simon Property Group, Inc. (ö)	24,144	1,038
SLM Corp. (Æ)	67,500	773
StanCorp Financial Group, Inc.	51,200	1,322
State Street Corp. (Û)	331,400	7,712
SunTrust Banks, Inc.	86,488	1,060
Synovus Financial Corp.	159,787	633
T Rowe Price Group, Inc. (Û)	255,238	7,039
Taubman Centers, Inc. (ö)	6,600	131
TD Ameritrade Holding Corp. (Æ) (Û)	566,800	6,371
Torchmark Corp.	12,100	363
Total System Services, Inc.	100,100	1,267
Travelers Cos., Inc. (The) (Û)	827,735	31,984
UDR, Inc. (ö)	100,700	1,181
United Rentals, Inc. (Æ)	93,846	524
Universal American Corp. (Æ)	34,100	337
Unum Group	22,256	315
US Bancorp	166,000	2,463
Valley National Bancorp	69,900	910
Ventas, Inc. (ö)	32,000	892
Visa, Inc.	43,700	2,157
Vornado Realty Trust (ö)	2,600	132
Waddell & Reed Financial, Inc. Class A	10,200	144
Webster Financial Corp.	38,822	162
Weingarten Realty Investors (ö)	4,700	76
Wells Fargo & Co. (Û)	1,387,459	26,223
Western Union Co. (The)	262,500	3,586
Wilmington Trust Corp.	61,741	845
WR Berkley Corp.	2,900	77
XL Capital, Ltd. Class A	424,600	1,231
Zions Bancorporation	198,548	2,962

		477,943

Health Care - 15.3%
Abbott Laboratories	260,270	14,429
Advanced Medical Optics, Inc. (Æ)	8,462	186
Aetna, Inc. (Û)	204,700	6,346
AMERIGROUP Corp. Class A (Æ)	99,800	2,791
AmerisourceBergen Corp. Class A (Û)	881,170	32,004
Amgen, Inc. (Æ)(Û)	459,930	25,227
Baxter International, Inc. (Û)	115,100	6,751
Becton Dickinson & Co. (Û)	142,874	10,383
Biogen Idec, Inc. (Æ)(Û)	314,816	15,316
Boston Scientific Corp. (Æ)(Û)	1,202,691	10,668
Bristol-Myers Squibb Co.	577,244	12,359
Cardinal Health, Inc. (Û)	435,922	16,412
Celgene Corp. (Æ)	174,577	9,244
Centene Corp. (Æ)	37,500	665
Cephalon, Inc. (Æ)	74,500	5,750
Cerner Corp. (Æ)	10,740	362

	Principal Amount ($) or Shares	Market Value $
Charles River Laboratories International, Inc. (Æ)	9,400	229
Community Health Systems, Inc. (Æ)	31,100	580
Covance, Inc. (Æ)	22,700	876
Coventry Health Care, Inc. (Æ)	169,700	2,568
Covidien, Ltd. (Û)	265,900	10,195
CR Bard, Inc.	8,852	757
Cubist Pharmaceuticals, Inc. (Æ)	52,600	1,126
CVS/Caremark Corp. (Û)	560,461	15,065
DaVita, Inc. (Æ)	7,800	367
Dentsply International, Inc.	25,684	691
Edwards Lifesciences Corp. (Æ)	35,600	2,047
Eli Lilly & Co.	244,921	9,018
Endo Pharmaceuticals Holdings, Inc. (Æ)	63,600	1,429
Express Scripts, Inc. Class A (Æ)	217,545	11,695
Forest Laboratories, Inc. (Æ)(Û)	631,784	15,820
Gen-Probe, Inc. (Æ)	13,426	604
Genentech, Inc. (Æ)	75,978	6,172
Genzyme Corp. (Æ)	6,300	434
Gilead Sciences, Inc. (Æ)	143,788	7,300
Health Net, Inc. (Æ)	11,897	174
Healthspring, Inc. (Æ)	72,900	1,270
Henry Schein, Inc. (Æ)	4,300	161
Hill-Rom Holdings, Inc.	45,453	640
Hlth Corp. (Æ)	124,662	1,419
Hologic, Inc. (Æ)	26,899	317
Hospira, Inc. (Æ)	5,000	124
Humana, Inc. (Æ)(Û)	279,700	10,609
Illumina, Inc. (Æ)	24,400	668
IMS Health, Inc.	75,100	1,090
Intuitive Surgical, Inc. (Æ)	900	93
Johnson & Johnson (Û)	1,162,724	67,077
King Pharmaceuticals, Inc. (Æ)	724,485	6,332
Laboratory Corp. of America Holdings (Æ)	3,900	231
LHC Group, Inc. (Æ)	13,300	354
Life Technologies Corp. (Æ)	295,936	7,534
LifePoint Hospitals, Inc. (Æ)	16,600	374
Lincare Holdings, Inc. (Æ)	100,300	2,412
Magellan Health Services, Inc. (Æ)	61,033	2,211
McKesson Corp. (Û)	346,606	15,320
Medco Health Solutions, Inc. (Æ)	135,653	6,095
Medtronic, Inc.	153,000	5,124
Merck & Co., Inc. (Û)	254,809	7,275
Mylan, Inc. (Æ)	19,000	215
Omnicare, Inc.	109,900	3,073
OSI Pharmaceuticals, Inc. (Æ)	13,700	488
Owens & Minor, Inc.	57,800	2,299
Patterson Cos., Inc. (Æ)	193,212	3,553
Perrigo Co.	2,000	59
Pfizer, Inc. (Û)	4,510,289	65,760
Pharmaceutical Product Development, Inc.	36,700	877
Quest Diagnostics, Inc.	40,600	2,004
Schering-Plough Corp.	108,639	1,908
Sepracor, Inc. (Æ)	17,900	272
St. Jude Medical, Inc. (Æ)(Û)	280,500	10,202
Stericycle, Inc. (Æ)	10,100	494
Stryker Corp.	136,000	5,745

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Techne Corp.	17,500	1,049
Teva Pharmaceutical Industries, Ltd. - ADR	1,024	42
Thermo Fisher Scientific, Inc. (Æ)	93,465	3,358
UnitedHealth Group, Inc. (Û)	388,750	11,013
Universal Health Services, Inc. Class B	77,300	2,926
Varian Medical Systems, Inc. (Æ)	51,665	1,918
Vertex Pharmaceuticals, Inc. (Æ)	19,000	628
Watson Pharmaceuticals, Inc. Class B (Æ)	284,800	7,769
WellCare Health Plans, Inc. (Æ)	32,400	479
WellPoint, Inc. (Æ)(Û)	428,820	17,775
Wyeth	87,031	3,740
Zimmer Holdings, Inc. (Æ)	12,300	448

		540,864

Integrated Oils - 8.8%
Chevron Corp. (Û)	724,993	51,126
ConocoPhillips (Û)	1,342,118	63,791
Exxon Mobil Corp. (Û)	1,752,464	134,028
Hess Corp. (Û)	169,701	9,437
Marathon Oil Corp. (Û)	314,200	8,556
Murphy Oil Corp. (Û)	652,026	28,807
Occidental Petroleum Corp. (Û)	281,289	15,344

		311,089

Materials and Processing - 5.1%
Air Products & Chemicals, Inc.	16,610	836
Airgas, Inc.	11,727	414
AK Steel Holding Corp.	203,300	1,641
Alcoa, Inc. (Û)	433,000	3,373
Aptargroup, Inc.	11,525	355
Archer-Daniels-Midland Co. (Û)	768,072	21,030
Armstrong World Industries, Inc.	32,105	532
Ashland, Inc.	163,000	1,307
Avery Dennison Corp.	34,600	838
Ball Corp.	25,700	985
Bemis Co., Inc.	28,400	641
Bunge, Ltd. (Û)	518,751	22,275
Cabot Corp.	27,400	366
Celanese Corp. Class A	10,700	114
Century Aluminum Co. (Æ)	108,200	384
Ceradyne, Inc. (Æ)	28,700	655
CF Industries Holdings, Inc.	53,200	2,500
Chemtura Corp.	207,200	155
Clean Harbors, Inc. (Æ)	22,300	1,193
Cliffs Natural Resources, Inc.	37,000	857
Commercial Metals Co.	114,300	1,314
Corn Products International, Inc.	22,981	532
Crown Holdings, Inc. (Æ)	99,600	1,868
Domtar Corp. (Æ)	553,000	824
Dow Chemical Co. (The) (Û)	786,000	9,110
Eastman Chemical Co.	54,500	1,414
Ecolab, Inc.	18,362	624
EI Du Pont de Nemours & Co.	276,300	6,344
EMCOR Group, Inc. (Æ)	164,100	3,379
Fluor Corp.	145,566	5,663
FMC Corp.	33,486	1,494

	Principal Amount ($) or Shares	Market Value $
Freeport-McMoRan Copper & Gold, Inc. Class B	214,000	5,380
Granite Construction, Inc.	83,700	2,948
HB Fuller Co.	68,000	950
International Paper Co.	459,100	4,187
Jacobs Engineering Group, Inc. (Æ)	4,200	162
KBR, Inc.	265,100	3,754
Lennox International, Inc.	6,500	183
Martin Marietta Materials, Inc.	2,000	161
Monsanto Co.	119,002	9,051
Mosaic Co. (The) (Û)	188,600	6,727
Nucor Corp. (Û)	78,800	3,214
Owens-Illinois, Inc. (Æ)	274,500	5,216
Pactiv Corp. (Æ)	5,800	125
PPG Industries, Inc. (Û)	76,000	2,856
Praxair, Inc.	19,900	1,239
Precision Castparts Corp.	81,800	5,313
Quanta Services, Inc. (Æ)	62,300	1,332
Reliance Steel & Aluminum Co.	9,300	206
Rohm and Haas Co.	8,600	475
RPM International, Inc.	75,900	934
Schnitzer Steel Industries, Inc. Class A	66,200	2,600
Sealed Air Corp.	60,000	813
Shaw Group, Inc. (The) (Æ)	3,558	99
Sherwin-Williams Co. (The) (Û)	133,000	6,351
Sigma-Aldrich Corp.	21,000	758
Sonoco Products Co.	100,459	2,304
Southern Copper Corp.	384,622	5,362
St. Joe Co. (The) (Æ)	54,100	1,301
Steel Dynamics, Inc.	26,700	284
Terra Industries, Inc.	36,900	756
Timken Co.	2,800	42
United States Steel Corp.	308,500	9,264
USG Corp. (Æ)	19,700	128
Valspar Corp.	51,600	895
Vulcan Materials Co.	17,800	880

		179,267

Miscellaneous - 1.8%
3M Co. (Û)	110,066	5,920
Carlisle Cos., Inc.	8,500	159
Fortune Brands, Inc.	12,150	389
Foster Wheeler, Ltd. (Æ)	109,695	2,191
General Electric Co. (Û)	2,968,114	36,003
Honeywell International, Inc.	164,000	5,381
Johnson Controls, Inc.	171,181	2,141
SPX Corp.	11,400	480
Teleflex, Inc.	18,600	989
Trinity Industries, Inc.	67,300	775
Tyco International, Ltd.	379,961	7,987
Walter Industries, Inc. Class A	18,100	334

		62,749

Other Energy - 6.3%
Alpha Natural Resources, Inc. (Æ)	60,659	990
Anadarko Petroleum Corp.	196,200	7,208
Apache Corp. (Û)	391,885	29,391
Arch Coal, Inc.	10,200	155

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Baker Hughes, Inc.	13,400	446
Basic Energy Services, Inc. (Æ)	17,100	164
BJ Services Co.	360,000	3,960
Cabot Oil & Gas Corp.	32,900	904
Cameron International Corp. (Æ)	8,500	197
Chesapeake Energy Corp.	53,300	843
Cimarex Energy Co.	180,214	4,477
Complete Production Services, Inc. (Æ)	114,000	731
Devon Energy Corp. (Û)	128,222	7,898
Diamond Offshore Drilling, Inc.	4,300	270
Dresser-Rand Group, Inc. (Æ)	700	14
Dynegy, Inc. Class A (Æ)	217,042	458
Encore Acquisition Co. (Æ)	27,700	753
ENSCO International, Inc. (Û)	356,600	9,757
EOG Resources, Inc.	30,720	2,082
Equitable Resources, Inc.	25,700	880
FMC Technologies, Inc. (Æ)	25,493	754
Forest Oil Corp. (Æ)	21,000	315
Halliburton Co.	109,952	1,897
Helix Energy Solutions Group, Inc. (Æ)	52,900	272
Helmerich & Payne, Inc.	34,100	766
Key Energy Services, Inc. (Æ)	68,800	235
Mariner Energy, Inc. (Æ)	181,908	1,801
Massey Energy Co.	30,500	463
McMoRan Exploration Co. (Æ)	142,400	953
Nabors Industries, Ltd. (Æ)	341,300	3,737
National Oilwell Varco, Inc. (Æ)	253,900	6,713
Noble Corp.	164,100	4,455
Noble Energy, Inc.	1,500	73
NRG Energy, Inc. (Æ)(Û)	329,958	7,708
Oil States International, Inc. (Æ)	182,100	3,334
Patriot Coal Corp. (Æ)	17,800	91
Patterson-UTI Energy, Inc.	418,522	4,001
Peabody Energy Corp.	62,900	1,573
PetroHawk Energy Corp. (Æ)	61,200	1,206
Pioneer Natural Resources Co.	45,353	664
Plains Exploration & Production Co. (Æ)	4,100	87
Pride International, Inc. (Æ)	54,200	874
Quicksilver Resources, Inc. (Æ)	12,000	83
Range Resources Corp.	17,200	616
Reliant Energy, Inc. (Æ)	537,506	2,736
Rowan Cos., Inc.	255,780	3,238
Schlumberger, Ltd.	209,956	8,568
Smith International, Inc.	36,800	835
Southwestern Energy Co. (Æ)	266,475	8,434
St. Mary Land & Exploration Co.	90,887	1,759
Sunoco, Inc. (Û)	641,441	29,712
Superior Energy Services, Inc. (Æ)	55,100	858
Swift Energy Co. (Æ)	56,400	864
Tesoro Corp.	74,618	1,286
Ultra Petroleum Corp. (Æ)	7,183	257
Unit Corp. (Æ)	119,700	2,985
Valero Energy Corp. (Û)	1,379,393	33,271
W&T Offshore, Inc.	149,855	1,884
Weatherford International, Ltd. (Æ)(Û)	320,800	3,538
Western Refining, Inc.	43,200	504
Whiting Petroleum Corp. (Æ)	29,200	847

	Principal Amount ($) or Shares	Market Value $
Williams Cos., Inc.	288,000	4,075
XTO Energy, Inc.	23,100	857

		220,757

Producer Durables - 4.7%
AGCO Corp. (Æ)	55,386	1,179
Ametek, Inc.	9,200	294
AO Smith Corp.	39,725	1,092
Applied Industrial Technologies, Inc.	13,400	212
Applied Materials, Inc.	13,900	130
BE Aerospace, Inc. (Æ)	8,495	82
Boeing Co. (Û)	291,264	12,323
Briggs & Stratton Corp.	80,500	1,191
Bucyrus International, Inc. Class A	9,500	147
Caterpillar, Inc. (Û)	346,848	10,700
Centex Corp.	24,704	210
CommScope, Inc. (Æ)	12,700	183
Cooper Industries, Ltd. Class A (Û)	211,800	5,700
Crane Co.	43,700	761
Crown Castle International Corp. (Æ)	17,100	334
Cummins, Inc. (Û)	232,600	5,578
Danaher Corp.	300	17
Deere & Co.	15,781	548
Diebold, Inc.	36,600	907
Donaldson Co., Inc.	3,896	121
Dover Corp. (Û)	313,300	8,860
DR Horton, Inc.	35,800	213
Emerson Electric Co.	101,847	3,330
Flowserve Corp.	67,600	3,604
Gardner Denver, Inc. (Æ)	12,500	272
General Cable Corp. (Æ)	71,400	1,175
Goodrich Corp. (Û)	252,776	9,772
Graco, Inc.	50,419	1,073
GrafTech International, Ltd. (Æ)	113,200	907
Harsco Corp.	5,200	123
Herman Miller, Inc.	89,906	988
IDEX Corp.	54,300	1,228
Illinois Tool Works, Inc.	45,072	1,472
Ingersoll-Rand Co., Ltd. Class A	23,700	384
Itron, Inc. (Æ)	5,900	385
ITT Corp.	18,400	833
Joy Global, Inc.	82,800	1,725
Kennametal, Inc.	18,100	290
Lexmark International, Inc. Class A (Æ)	207,800	4,921
Lincoln Electric Holdings, Inc.	25,600	1,054
Lockheed Martin Corp. (Û)	126,254	10,358
Manitowoc Co., Inc. (The)	281,700	1,549
MDC Holdings, Inc.	3,300	101
Metavante Technologies, Inc. (Æ)	40,200	583
Molex, Inc.	59,352	794
Northrop Grumman Corp. (Û)	801,939	38,589
NVR, Inc. (Æ)	800	341
Pall Corp.	6,500	170
Parker Hannifin Corp. (Û)	128,900	4,925
Pentair, Inc.	50,300	1,150
Pitney Bowes, Inc.	19,400	432
Plantronics, Inc.	7,900	80

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pulte Homes, Inc.	177,900	1,806
Raytheon Co. (Û)	140,400	7,107
Rockwell Collins, Inc.	7,923	299
Roper Industries, Inc.	8,500	350
Ryland Group, Inc.	49,057	765
Steelcase, Inc. Class A	70,000	302
Terex Corp. (Æ)	223,100	2,642
Thomas & Betts Corp. (Æ)	18,100	387
Toll Brothers, Inc. (Æ)	27,900	475
United Technologies Corp. (Û)	132,493	6,358
Waters Corp. (Æ)	400	15
WW Grainger, Inc.	24,354	1,777
Xerox Corp.	276,700	1,837

		167,510

Technology - 13.6%
ADC Telecommunications, Inc. (Æ)	263,500	1,336
Adobe Systems, Inc. (Æ)(Û)	1,469,819	28,382
Affiliated Computer Services, Inc. Class A (Æ)	55,700	2,554
Altera Corp.	157,929	2,429
Amdocs, Ltd. (Æ)	175,300	2,966
Amphenol Corp. Class A	17,800	465
Analog Devices, Inc. (Û)	364,400	7,281
Apple, Inc. (Æ)	283,934	25,591
Arrow Electronics, Inc. (Æ)	118,700	2,264
Autodesk, Inc. (Æ)(Û)	279,050	4,621
Avnet, Inc. (Æ)	257,600	5,106
BMC Software, Inc. (Æ)	10,000	253
Broadcom Corp. Class A (Æ)	138,538	2,196
Brocade Communications Systems, Inc. (Æ)	286,200	1,090
CA, Inc.	259,900	4,676
CACI International, Inc. Class A (Æ)	18,900	853
Cadence Design Systems, Inc. (Æ)	21,206	80
Ciena Corp. (Æ)	222,200	1,387
Cisco Systems, Inc. (Æ)(Û)	1,556,243	23,297
Computer Sciences Corp. (Æ)(Û)	871,803	32,117
Compuware Corp. (Æ)	94,600	615
Corning, Inc.	62,500	632
Dell, Inc. (Æ)(Û)	1,569,088	14,906
EMC Corp. (Æ)	86,404	954
Emulex Corp. (Æ)	136,700	781
F5 Networks, Inc. (Æ)	95,700	2,122
Fairchild Semiconductor International, Inc. Class A (Æ)	152,500	694
First Solar, Inc. (Æ)	10,600	1,514
Flir Systems, Inc. (Æ)	1,900	47
General Dynamics Corp.	265,136	15,041
Google, Inc. Class A (Æ)(Û)	68,703	23,258
Harris Corp.	60,200	2,606
Hewlett-Packard Co. (Û)	783,078	27,212
Ingram Micro, Inc. Class A (Æ)	290,232	3,561
Intel Corp. (Û)	1,459,696	18,830
International Business Machines Corp.	309,905	28,403
Intersil Corp. Class A	10,100	94
Intuit, Inc. (Æ)	4,200	95
Jabil Circuit, Inc.	891,500	5,189

	Principal Amount ($) or Shares	Market Value $
JDS Uniphase Corp. (Æ)	305,500	1,109
Juniper Networks, Inc. (Æ)	4,500	64
L-3 Communications Holdings, Inc. (Û)	105,500	8,337
Linear Technology Corp.	106,500	2,494
LSI Corp. (Æ)	78,289	249
Macrovision Solutions Corp. (Æ)	648	8
Marvell Technology Group, Ltd. (Æ)	458,593	3,343
McAfee, Inc. (Æ)	8,800	268
Microchip Technology, Inc.	113,700	2,157
Microsoft Corp. (Û)	2,305,875	39,430
Motorola, Inc. (Û)	468,096	2,074
National Instruments Corp.	6,700	144
National Semiconductor Corp.	76,300	774
NCR Corp. (Æ)	547,500	6,871
NetApp, Inc. (Æ)	111,880	1,659
Novell, Inc. (Æ)	356,000	1,317
Oracle Corp. (Æ)(Û)	1,141,301	19,208
PerkinElmer, Inc.	42,100	531
Plexus Corp. (Æ)	56,200	813
QLogic Corp. (Æ)	82,000	928
QUALCOMM, Inc. (Û)	252,189	8,713
Rambus, Inc. (Æ)	2,500	23
Red Hat, Inc. (Æ)	69,500	1,018
SAIC, Inc. (Æ)	299,200	5,906
Salesforce.com, Inc. (Æ)	13,700	365
Seagate Technology (Û)	1,073,082	4,067
Seagate Technology, Inc. (Æ)	124,942	—
Sun Microsystems, Inc. (Æ)	833,900	3,469
SunPower Corp. Class A (Æ)	4,100	138
Symantec Corp. (Æ)(Û)	2,430,755	37,263
Syniverse Holdings, Inc. (Æ)	48,900	663
Tellabs, Inc. (Æ)	1,120,363	4,627
Teradata Corp. (Æ)	24,951	328
Texas Instruments, Inc. (Û)	804,999	12,035
Trimble Navigation, Ltd. (Æ)	23,100	342
Tyco Electronics, Ltd.	85,500	1,211
VeriSign, Inc. (Æ)	86,093	1,662
Vishay Intertechnology, Inc. (Æ)	161,294	477
VMware, Inc. Class A (Æ)	19,212	398
Western Digital Corp. (Æ)	469,900	6,898
Xilinx, Inc.	115,900	1,953
Yahoo!, Inc. (Æ)	43,613	512
Zebra Technologies Corp. Class A (Æ)	15,000	252

		479,596

Utilities - 6.3%
American Electric Power Co., Inc. (Û)	229,786	7,204
American Water Works Co., Inc.	6,285	133
AT&T, Inc. (Û)	1,984,031	48,847
Atmos Energy Corp.	4,100	101
Calpine Corp. (Æ)	38,600	286
Centerpoint Energy, Inc.	602,900	8,067
CenturyTel, Inc.	54,921	1,491
Constellation Energy Group, Inc.	11,400	300
Dominion Resources, Inc.	119,100	4,190
DPL, Inc.	138,738	2,990
DTE Energy Co. (Û)	198,600	6,852

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Duke Energy Corp.	306,100	4,637
Edison International (Û)	248,347	8,089
Embarq Corp.	173,072	6,182
Energen Corp.	6,787	198
Entergy Corp. (Û)	73,000	5,574
Exelon Corp.	64,089	3,475
FirstEnergy Corp. (Û)	188,500	9,423
FPL Group, Inc.	38,236	1,971
Frontier Communications Corp.	128,700	1,044
Hawaiian Electric Industries, Inc.	191,800	4,158
Integrys Energy Group, Inc.	15,369	642
Laclede Group, Inc. (The)	7,800	354
Leap Wireless International, Inc. (Æ)	30,300	764
MDU Resources Group, Inc.	109,486	2,178
MetroPCS Communications, Inc. (Æ)	10,600	144
Mirant Corp. (Æ)	160,659	2,759
National Fuel Gas Co.	33,600	1,007
New Jersey Resources Corp.	35,900	1,439
NII Holdings, Inc. (Æ)	169,600	3,290
NiSource, Inc.	35,155	340
Northwest Natural Gas Co.	14,700	631
OGE Energy Corp.	17,468	431
Oneok, Inc.	17,200	503
PG&E Corp.	8,500	329
Pinnacle West Capital Corp.	131,378	4,397
Portland General Electric Co.	63,600	1,237
PPL Corp.	91,232	2,797
Progress Energy, Inc.	1,300	50
Public Service Enterprise Group, Inc. (Û)	1,059,352	33,444
Puget Energy, Inc.	14,588	429
Questar Corp.	10,800	367
Qwest Communications International, Inc. (Û)	799,498	2,574
SCANA Corp.	8,000	274
Sempra Energy	107,100	4,695
Southern Co.	35,400	1,184
Spectra Energy Corp.	36,800	534
Sprint Nextel Corp. (Æ)	355,634	864
TECO Energy, Inc.	74,800	898
UGI Corp.	111,600	2,831
US Cellular Corp. (Æ)	42,600	1,787
Vectren Corp.	8,923	230
Verizon Communications, Inc. (Û)	772,595	23,077
Windstream Corp.	22,900	199
Wisconsin Energy Corp.	5,600	250
Xcel Energy, Inc.	11,200	207

		222,348

Total Common Stocks (cost $5,060,990)		3,576,007

Short-Term Investments - 6.1%
Russell Investment Company Russell Money Market Fund	217,802,900	217,803

Total Short-Term Investments (cost $217,803)		217,803

Total Investments - 107.3% (identified cost $5,278,793)		3,793,810

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (9.8%)
Auto and Transportation - (0.2%)
Expeditors International of Washington, Inc.	(116,300)	(3,234)
Southwest Airlines Co.	(722,500)	(5,079)

		(8,313)

Consumer Discretionary - (2.5%)
Aaron Rents, Inc.	(22,300)	(487)
Amazon.com, Inc. (Æ)	(150,500)	(8,852)
Cablevision Systems Corp. Class A	(485,900)	(7,789)
Carnival Corp.	(84,000)	(1,528)
CBS Corp. Class B	(808,400)	(4,624)
Churchill Downs, Inc.	(9,500)	(328)
Corrections Corp. of America (Æ)	(129,186)	(1,780)
Deckers Outdoor Corp. (Æ)	(11,300)	(590)
Dick’s Sporting Goods, Inc. (Æ)	(121,100)	(1,333)
Discovery Communications, Inc. (Æ)	(41,900)	(608)
DynCorp International, Inc. Class A (Æ)	(45,100)	(678)
Electronic Arts, Inc. (Æ)	(399,000)	(6,161)
Estee Lauder Cos., Inc. (The) Class A	(224,400)	(5,891)
Fastenal Co.	(155,300)	(5,308)
GameStop Corp. Class A (Æ)	(102,900)	(2,550)
Gap, Inc. (The)	(186,100)	(2,099)
Geo Group, Inc. (The) (Æ)	(57,266)	(848)
IHS, Inc. Class A (Æ)	(50,800)	(2,225)
International Game Technology	(195,200)	(2,069)
Iron Mountain, Inc. (Æ)	(275,700)	(5,641)
Las Vegas Sands Corp. (Æ)	(223,400)	(1,151)
Liberty Media Corp. - Capital Series A (Æ)	(379,132)	(2,081)
Liberty Media Corp. - Interactive (Æ)	(761,480)	(2,391)
LKQ Corp. (Æ)	(212,232)	(2,451)
Marriott International, Inc. Class A	(343,100)	(5,596)
Nordstrom, Inc.	(18,600)	(236)
Sally Beauty Holdings, Inc. (Æ)	(206,925)	(979)
Scientific Games Corp. Class A (Æ)	(145,666)	(1,831)
Service Corp. International	(451,500)	(2,054)
Starwood Hotels & Resorts Worldwide, Inc. (ö)	(251,900)	(3,809)
Urban Outfitters, Inc. (Æ)	(79,500)	(1,239)
Warnaco Group, Inc. (The) (Æ)	(24,900)	(564)
Waste Management, Inc.	(116,100)	(3,621)

		(89,392)

Consumer Staples - (0.6%)
Hershey Co. (The)	(192,600)	(7,180)
McCormick & Co., Inc.	(197,300)	(6,321)
Molson Coors Brewing Co. Class B	(149,000)	(6,000)
Smithfield Foods, Inc. (Æ)	(105,029)	(1,247)

		(20,748)

Financial Services - (1.3%)
Alleghany Corp. (Æ)	(1,641)	(447)
AMB Property Corp. (ö)	(47,800)	(771)
CIT Group, Inc.	(477,100)	(1,331)
Citigroup, Inc.	(772,800)	(2,743)

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Digital Realty Trust, Inc. (ö)	(40,500)	(1,292)
Eaton Vance Corp.	(14,400)	(276)
Fidelity National Financial, Inc. Class A	(176,783)	(2,585)
Fifth Third Bancorp	(780,200)	(1,865)
Health Care REIT, Inc. (ö)	(23,800)	(900)
Huron Consulting Group, Inc. (Æ)	(30,700)	(1,534)
Loews Corp.	(124,800)	(3,045)
M&T Bank Corp.	(108,900)	(4,237)
Mastercard, Inc. Class A	(15,400)	(2,091)
MGIC Investment Corp.	(85,800)	(237)
SLM Corp. (Æ)	(566,500)	(6,486)
State Street Corp.	(76,400)	(1,778)
SunTrust Banks, Inc.	(468,500)	(5,744)
TFS Financial Corp.	(501,600)	(6,451)
Ventas, Inc. (ö)	(15,800)	(440)
Visa, Inc.	(52,700)	(2,601)

		(46,854)

Health Care - (0.8%)
Acorda Therapeutics, Inc. (Æ)	(28,000)	(687)
Celera Corp. (Æ)	(16,100)	(136)
Cepheid, Inc. (Æ)	(85,440)	(636)
DaVita, Inc. (Æ)	(34,300)	(1,612)
ev3, Inc. (Æ)	(73,798)	(399)
Exelixis, Inc. (Æ)	(40,643)	(200)
Intuitive Surgical, Inc. (Æ)	(25,300)	(2,612)
Medarex, Inc. (Æ)	(205,800)	(1,229)
MedAssets, Inc. (Æ)	(32,100)	(467)
Medicis Pharmaceutical Corp. Class A	(109,300)	(1,523)
Myriad Genetics, Inc. (Æ)	(43,000)	(3,207)
Psychiatric Solutions, Inc. (Æ)	(47,000)	(1,222)
Seattle Genetics, Inc. (Æ)	(76,200)	(769)
Stericycle, Inc. (Æ)	(21,908)	(1,072)
Varian Medical Systems, Inc. (Æ)	(87,000)	(3,230)
VCA Antech, Inc. (Æ)	(87,100)	(1,639)
Vertex Pharmaceuticals, Inc. (Æ)	(212,300)	(7,017)
XenoPort, Inc. (Æ)	(32,300)	(844)

		(28,501)

Materials and Processing - (0.8%)
Alcoa, Inc.	(142,900)	(1,113)
AMCOL International Corp.	(9,400)	(136)
Compass Minerals International, Inc.	(18,900)	(1,137)
Cougar Biotechnology, Inc. (Æ)	(13,200)	(385)
Crown Holdings, Inc. (Æ)	(87,893)	(1,648)
Ecolab, Inc.	(99,800)	(3,389)
Forest City Enterprises, Inc. Class A	(127,733)	(863)
Hexcel Corp. (Æ)	(86,600)	(718)
Insituform Technologies, Inc. Class A (Æ)	(25,430)	(477)
Jacobs Engineering Group, Inc. (Æ)	(126,400)	(4,888)
Monsanto Co.	(23,900)	(1,818)
Owens Corning (Æ)	(78,004)	(1,041)
Quanta Services, Inc. (Æ)	(156,100)	(3,337)
Sigma-Aldrich Corp.	(103,000)	(3,716)
Temple-Inland, Inc.	(325,765)	(1,847)
Weyerhaeuser Co.	(83,700)	(2,288)

		(28,801)

	Principal Amount ($) or Shares	Market Value $
Miscellaneous - (0.1%)
Fortune Brands, Inc.	(109,000)	(3,488)

Other Energy - (1.4%)
Arch Coal, Inc.	(74,700)	(1,135)
Cal Dive International, Inc. (Æ)	(63,400)	(402)
Chesapeake Energy Corp.	(281,500)	(4,451)
Consol Energy, Inc.	(157,600)	(4,296)
Continental Resources, Inc. (Æ)	(26,000)	(537)
Equitable Resources, Inc.	(178,200)	(6,100)
Exterran Holdings, Inc. (Æ)	(69,000)	(1,529)
Foundation Coal Holdings, Inc.	(48,200)	(782)
Peabody Energy Corp.	(56,400)	(1,410)
Penn Virginia Corp.	(24,200)	(499)
PetroHawk Energy Corp. (Æ)	(107,600)	(2,121)
Range Resources Corp.	(257,400)	(9,225)
Schlumberger, Ltd.	(126,800)	(5,175)
Smith International, Inc.	(22,200)	(504)
Southwestern Energy Co. (Æ)	(25,600)	(810)
Weatherford International, Ltd. (Æ)	(48,700)	(537)
Williams Cos., Inc.	(70,500)	(998)
XTO Energy, Inc.	(207,900)	(7,711)

		(48,222)

Producer Durables - (0.8%)
Crown Castle International Corp. (Æ)	(448,900)	(8,763)
Danaher Corp.	(136,400)	(7,629)
Dionex Corp. (Æ)	(41,300)	(2,091)
ESCO Technologies, Inc. (Æ)	(21,300)	(755)
Flowserve Corp.	(77,900)	(4,153)
SBA Communications Corp. Class A (Æ)	(123,000)	(2,448)
Woodward Governor Co.	(25,300)	(520)

		(26,359)

Technology - (0.9%)
ACI Worldwide, Inc. (Æ)	(14,900)	(253)
Adobe Systems, Inc. (Æ)	(80,100)	(1,547)
Avocent Corp. (Æ)	(44,200)	(634)
Cognizant Technology Solutions Corp. Class A (Æ)	(134,900)	(2,527)
Corning, Inc.	(274,900)	(2,779)
First Solar, Inc. (Æ)	(15,100)	(2,156)
Formfactor, Inc. (Æ)	(3,500)	(54)
II-VI, Inc. (Æ)	(2,475)	(47)
Linear Technology Corp.	(187,200)	(4,384)
Microsemi Corp. (Æ)	(102,900)	(864)
Omniture, Inc. (Æ)	(117,600)	(1,069)
Rambus, Inc. (Æ)	(139,100)	(1,260)
Salesforce.com, Inc. (Æ)	(245,700)	(6,538)
Tessera Technologies, Inc. (Æ)	(64,600)	(760)
VMware, Inc. Class A (Æ)	(171,400)	(3,548)
Yahoo!, Inc. (Æ)	(390,000)	(4,575)

		(32,995)

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - (0.4%)
Black Hills Corp.	(20,300)	(538)
Consolidated Edison, Inc.	(114,400)	(4,662)
DPL, Inc.	(32,430)	(699)
MetroPCS Communications, Inc. (Æ)	(103,200)	(1,402)
NII Holdings, Inc. (Æ)	(23,500)	(456)
Otter Tail Corp.	(13,600)	(276)
Southern Co.	(106,500)	(3,562)
Spectra Energy Corp.	(36,100)	(524)
Unisource Energy Corp.	(94,900)	(2,679)

		(14,798)

Total Securities Sold Short (proceeds $548,635)		(348,471)

Other Assets and Liabilities, Net - 2.5%		88,804

Net Assets - 100.0%		3,534,143

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	2,490	USD	102,401	03/09	(7,826)
S&P 500 Index (CME)	883	USD	181,567	03/09	(11,201)
S&P Midcap 400 E-Mini Index (CME)	488	USD	24,268	03/09	(512)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(19,539)

See accompanying notes which are an integral part of the financial statements.

18	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.4%
Auto and Transportation - 2.7%
Amerigon, Inc. (Æ)	3,100	11
Expeditors International of Washington, Inc. (Ñ)	25,800	717
ExpressJet Holdings, Inc. (Æ)(Ñ)	7,400	12
Quantum Fuel Systems Technologies Worldwide, Inc. (Æ)(Ñ)	20,282	17
Union Pacific Corp.	21,510	942
United Parcel Service, Inc. Class B	21,220	902

		2,601

Consumer Discretionary - 10.9%
Accenture, Ltd. Class A (Ñ)	5,800	183
Activision Blizzard, Inc. (Æ)	20,900	183
Amazon.com, Inc. (Æ)(Ñ)	10,100	594
Apollo Group, Inc. Class A (Æ)	1,240	101
Autobytel, Inc. (Æ)(Ñ)	15,500	5
Best Buy Co., Inc.	8,700	244
Burger King Holdings, Inc. (Ñ)	4,824	107
Casual Male Retail Group, Inc. (Æ)(Ñ)	21,400	8
Central Garden and Pet Co. (Æ)(Ñ)	8,400	51
Comcast Corp. Class A	16,910	248
Cost Plus, Inc. (Æ)(Ñ)	12,200	12
Costco Wholesale Corp.	3,880	175
Darden Restaurants, Inc.	3,500	92
Deckers Outdoor Corp. (Æ)	900	47
eBay, Inc. (Æ)	43,900	528
Electronic Arts, Inc. (Æ)(Ñ)	12,800	198
Guess ?, Inc.	22,549	363
HOT Topic, Inc. (Æ)(Ñ)	6,200	53
Isle of Capri Casinos, Inc. (Æ)(Ñ)	5,900	17
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	2,000	55
Kohl’s Corp. (Æ)(Ñ)	17,631	647
Lakes Entertainment, Inc. (Æ)(Ñ)	8,900	26
LodgeNet Interactive Corp. (Æ)(Ñ)	6,200	6
Looksmart (Æ)(Ñ)	5,700	8
Lowe’s Cos., Inc.	68,313	1,248
MGM Mirage (Æ)(Ñ)	13,900	111
Nautilus, Inc. (Æ)(Ñ)	6,400	9
Nike, Inc. Class B	11,944	540
PEP Boys-Manny Moe & Jack (Ñ)	6,200	18
Revlon, Inc. (Æ)(Ñ)	3,710	22
Shuffle Master, Inc. (Æ)(Ñ)	8,600	29
Stamps.com, Inc. (Æ)(Ñ)	3,653	30
Staples, Inc. (Ñ)	95,990	1,530
Starbucks Corp. (Æ)(Ñ)	42,800	404
Steven Madden, Ltd. (Æ)(Ñ)	1,900	33
Target Corp.	12,772	398
Tiffany & Co. (Ñ)	6,735	140
Trans World Entertainment Corp. (Æ)(Ñ)	6,800	5
Valuevision Media, Inc. Class A (Æ)	9,800	2
VF Corp. (Ñ)	1,500	84
Wal-Mart Stores, Inc.	16,931	798
Walt Disney Co. (The) (Ñ)	21,562	446
Weight Watchers International, Inc. (Ñ)	22,000	502
WPT Enterprises, Inc. (Æ)(Ñ)	3,496	1

	Principal Amount ($) or Shares	Market Value $
Youbet.com, Inc. (Æ)(Ñ)	26,300	34
Yum! Brands, Inc.	7,140	204

		10,539

Consumer Staples - 7.4%
American Italian Pasta Co. Class A (Æ)(Ñ)	2,200	52
Church & Dwight Co., Inc.	1,624	86
Clorox Co.	4,850	243
Coca-Cola Co. (The)	17,100	731
Colgate-Palmolive Co.	10,753	699
Diamond Foods, Inc. (Ñ)	3,000	77
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	4,600	33
JM Smucker Co. (The)	4,800	217
Kroger Co. (The)	23,887	538
Monterey Gourmet Foods, Inc. (Æ)(Ñ)	5,948	5
PepsiCo, Inc.	27,300	1,371
Procter & Gamble Co.	31,500	1,717
Smart Balance, Inc. (Æ)	6,200	45
SYSCO Corp. (Ñ)	25,180	561
Walgreen Co.	30,000	822

		7,197

Financial Services - 11.7%
American Express Co. (Ñ)	15,100	253
Automatic Data Processing, Inc. (Ñ)	17,800	647
Bank of New York Mellon Corp. (The)	24,000	618
BlackRock, Inc. Class A (Ñ)	1,500	163
CME Group, Inc. Class A (Ñ)	4,100	713
Endurance Specialty Holdings, Ltd. (Ñ)	5,867	160
Goldman Sachs Group, Inc. (The)	11,075	894
Hartford Financial Services Group, Inc. (Ñ)	7,600	100
IntercontinentalExchange, Inc. (Æ)(Ñ)	31,546	1,796
Marsh & McLennan Cos., Inc.	1,260	24
Mastercard, Inc. Class A (Ñ)	10,462	1,420
Morgan Stanley (Ñ)	8,500	172
Prudential Financial, Inc. (Ñ)	4,800	124
State Street Corp.	19,400	451
T Rowe Price Group, Inc. (Ñ)	10,300	284
Visa, Inc. (Ñ)	40,400	1,994
Wells Fargo & Co.	22,095	418
Western Union Co. (The)	74,683	1,020
ZipRealty, Inc. (Æ)(Ñ)	8,400	24

		11,275

Health Care - 16.2%
Abbott Laboratories (Ñ)	2,500	139
Adolor Corp. (Æ)(Ñ)	4,800	10
Aetna, Inc. (Ñ)	6,200	192
Allergan, Inc.	26,000	991
Almost Family, Inc. (Æ)(Ñ)	1,100	34
AspenBio Pharma, Inc. (Æ)(Ñ)	9,600	14
Becton Dickinson and Co.	800	58
Celgene Corp. (Æ)	4,870	258
Covidien, Ltd.	7,250	278
CryoLife, Inc. (Æ)(Ñ)	4,900	40
CVS Caremark Corp.	15,030	404
Cyberonics, Inc. (Æ)(Ñ)	2,600	40

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dentsply International, Inc. (Ñ)	9,700	261
Express Scripts, Inc. Class A (Æ)	5,350	288
Genentech, Inc. (Æ)	20,720	1,683
Genzyme Corp. (Æ)	16,570	1,142
Gilead Sciences, Inc. (Æ)	30,441	1,546
Henry Schein, Inc. (Æ)(Ñ)	7,300	273
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	4,282	23
Immunogen, Inc. (Æ)(Ñ)	10,900	45
Intuitive Surgical, Inc. (Æ)(Ñ)	2,010	208
Laboratory Corp. of America Holdings (Æ)(Ñ)	4,300	255
Life Technologies Corp. (Æ)(Ñ)	9,600	244
Maxygen, Inc. (Æ)(Ñ)	6,800	58
McKesson Corp.	5,800	256
Medco Health Solutions, Inc. (Æ)	15,500	696
Medtronic, Inc.	28,912	968
Merck & Co., Inc.	9,447	270
Monogram Biosciences, Inc. (Æ)(Ñ)	3,232	9
Mylan, Inc. (Æ)(Ñ)	23,900	271
Nabi Biopharmaceuticals (Æ)(Ñ)	14,400	59
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	3,400	34
Pharmacyclics, Inc. (Æ)(Ñ)	9,700	9
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	9,900	64
Schering-Plough Corp.	27,270	479
Sequenom, Inc. (Æ)(Ñ)	12,300	273
Stericycle, Inc. (Æ)	7,730	378
Synovis Life Technologies, Inc. (Æ)(Ñ)	4,392	72
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	33,153	1,374
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	6,400	230
UnitedHealth Group, Inc.	40,860	1,158
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	7,700	254
Zimmer Holdings, Inc. (Æ)	9,700	353

		15,691

Integrated Oils - 0.9%
Exxon Mobil Corp.	3,600	276
Hess Corp.	10,507	584

		860

Materials and Processing - 5.0%
Air Products & Chemicals, Inc. (Ñ)	4,600	231
Archer-Daniels-Midland Co.	9,220	253
BHP Billiton, Ltd. - ADR (Ñ)	5,200	195
Building Materials Holding Corp. (Æ)(Ñ)	19,200	9
Celanese Corp. Class A (Ñ)	14,100	150
Ecolab, Inc.	15,570	529
Fluor Corp.	4,121	160
Freeport-McMoRan Copper & Gold, Inc. Class B	7,980	201
Monsanto Co.	18,673	1,420
Mosaic Co. (The) (Ñ)	5,300	189
Potash Corp. of Saskatchewan	1,600	120
Praxair, Inc.	12,100	753
Precision Castparts Corp.	4,700	305
Quanta Services, Inc. (Æ)(Ñ)	7,400	158
Trex Co., Inc. (Æ)	3,200	47

	Principal Amount ($) or Shares	Market Value $
Unifi, Inc. (Æ)(Ñ)	13,800	26
Valence Technology, Inc. (Æ)(Ñ)	19,300	34

		4,780

Miscellaneous - 1.6%
ABB, Ltd. - ADR	45,523	594
Honeywell International, Inc.	8,100	266
SPX Corp. (Ñ)	4,400	185
Textron, Inc. (Ñ)	30,033	271
Tyco International, Ltd.	11,000	231

		1,547

Other Energy - 5.2%
Berry Petroleum Co. Class A (Ñ)	3,200	23
Cameron International Corp. (Æ)(Ñ)	9,640	223
EOG Resources, Inc.	10,400	705
National Oilwell Varco, Inc. (Æ)	25,581	676
Peabody Energy Corp.	7,380	184
PetroHawk Energy Corp. (Æ)(Ñ)	44,578	879
Range Resources Corp.	6,630	238
Schlumberger, Ltd.	19,472	795
Southwestern Energy Co. (Æ)	13,040	413
Transocean, Ltd. (Æ)(Ñ)	6,400	350
Valero Energy Corp.	10,950	264
XTO Energy, Inc.	6,900	256

		5,006

Producer Durables - 4.0%
American Tower Corp. Class A (Æ)	21,850	663
Applied Materials, Inc.	103,090	966
Champion Enterprises, Inc. (Æ)(Ñ)	17,400	8
Crown Castle International Corp. (Æ)(Ñ)	39,700	775
DayStar Technologies, Inc. (Æ)(Ñ)	11,400	20
EF Johnson Technologies, Inc. (Æ)(Ñ)	10,200	13
KLA-Tencor Corp. (Ñ)	10,820	217
Lam Research Corp. (Æ)(Ñ)	6,220	126
Lockheed Martin Corp.	3,500	287
Mattson Technology, Inc. (Æ)(Ñ)	7,600	7
Powell Industries, Inc. (Æ)(Ñ)	1,400	33
Raytheon Co. (Ñ)	4,900	248
Rudolph Technologies, Inc. (Æ)(Ñ)	6,000	17
Sonic Solutions, Inc. (Æ)(Ñ)	20,300	27
SunPower Corp. (Æ)(Ñ)	6,379	168
Titan Machinery, Inc. (Æ)(Ñ)	2,600	26
Ultratech, Inc. (Æ)(Ñ)	1,400	16
United Technologies Corp.	6,000	288

		3,905

Technology - 25.2%
Actuate Corp. (Æ)(Ñ)	9,900	35
Adobe Systems, Inc. (Æ)	39,194	757
Apple, Inc. (Æ)(Ñ)	30,048	2,708
Avistar Communications Corp. (Æ)(Ñ)	29,800	29
Broadcom Corp. Class A (Æ)	53,538	849
Catapult Communications Corp. (Æ)(Ñ)	6,000	41
Ceva, Inc. (Æ)(Ñ)	6,000	41

20	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cisco Systems, Inc. (Æ)	67,851	1,016
Corning, Inc. (Ñ)	40,996	414
Ditech Networks, Inc. (Æ)(Ñ)	13,300	13
DivX, Inc. (Æ)(Ñ)	4,100	21
Entropic Communications, Inc. (Æ)(Ñ)	10,400	5
First Solar, Inc. (Æ)(Ñ)	4,009	572
Google, Inc. Class A (Æ)	10,680	3,616
Hewlett-Packard Co.	60,494	2,102
Immersion Corp. (Æ)(Ñ)	6,700	35
Integrated Silicon Solution, Inc. (Æ)(Ñ)	8,700	15
Intel Corp.	47,270	610
Interactive Intelligence, Inc. (Æ)(Ñ)	3,300	23
International Business Machines Corp.	5,200	477
Intuit, Inc. (Æ)(Ñ)	42,500	963
Juniper Networks, Inc. (Æ)(Ñ)	16,770	237
Keynote Systems, Inc. (Æ)	4,500	39
Leadis Technology, Inc. (Æ)(Ñ)	9,200	4
Maxim Integrated Products, Inc. (Ñ)	17,300	229
McAfee, Inc. (Æ)	4,430	135
Micrel, Inc. (Ñ)	6,400	49
Microsoft Corp.	54,000	923
MoSys, Inc. (Æ)(Ñ)	13,000	27
Netscout Systems, Inc. (Æ)(Ñ)	5,700	81
Openwave Systems, Inc. (Æ)(Ñ)	21,500	16
Oplink Communications, Inc. (Æ)(Ñ)	5,300	37
Oracle Corp. (Æ)	59,798	1,006
Phoenix Technologies, Ltd. (Æ)(Ñ)	6,200	16
Pixelworks, Inc. (Æ)(Ñ)	7,833	5
QUALCOMM, Inc.	114,609	3,960
Research In Motion, Ltd. (Æ)	14,800	820
RightNow Technologies, Inc. (Æ)(Ñ)	3,800	22
SAP AG - ADR (Ñ)	11,700	414
Seachange International, Inc. (Æ)(Ñ)	7,600	45
Seagate Technology	1,000	4
SourceForge, Inc. (Æ)(Ñ)	25,500	26
Teradata Corp. (Æ)	39,100	513
Transwitch Corp. (Æ)	39,925	17
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	9,800	187
Veraz Networks, Inc. (Æ)(Ñ)	12,600	8
VeriSign, Inc. (Æ)(Ñ)	44,700	863
Xilinx, Inc.	21,670	365

		24,390

Utilities - 0.6%
FPL Group, Inc.	6,987	360
MetroPCS Communications, Inc. (Æ)(Ñ)	17,880	243

		603

Total Common Stocks (cost $111,321)		88,394

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.1%
Russell Investment Company Russell Money Market Fund	5,881,000	5,881

Total Short-Term Investments (cost $5,881)		5,881

Other Securities - 22.9%
Russell Investment Company Russell Money Market Fund (×)	12,410,270	12,410
State Street Securities Lending Quality Trust (×)	10,178,812	9,716

Total Other Securities (cost $22,589)		22,126

Total Investments - 120.4% (identified cost $139,791)		116,401

Other Assets and Liabilities, Net - (20.4%)		(19,713)

Net Assets - 100.0%		96,688

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	21

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	76	USD	1,792	03/09	(35)
S&P 500 E-Mini Index (CME)	63	USD	2,591	03/09	(122)
S&P 500 Index (CME)	21	USD	4,318	03/09	(368)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(525)

See accompanying notes which are an integral part of the financial statements.

22	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Auto and Transportation - 1.9%
Delta Air Lines, Inc. (Æ)	37,900	261
Navistar International Corp. (Æ)(Ñ)	47,400	1,440
Toyota Motor Corp. - ADR (Ñ)	7,200	457
Union Pacific Corp.	11,710	513

		2,671

Consumer Discretionary - 11.1%
Advance Auto Parts, Inc.	13,200	432
American Eagle Outfitters, Inc. (Ñ)	70,800	638
Black & Decker Corp. (Ñ)	8,500	246
Brinker International, Inc.	55,600	610
CBS Corp. Class B	78,200	447
Darden Restaurants, Inc.	15,900	417
DIRECTV Group, Inc. (The) (Æ)(Ñ)	65,740	1,440
Home Depot, Inc.	26,300	566
JC Penney Co., Inc. (Ñ)	59,100	990
Kimberly-Clark Corp.	28,730	1,479
Lowe’s Cos., Inc.	14,300	261
Ltd. Brands, Inc.	68,100	539
Macy’s, Inc.	60,800	544
McDonald’s Corp.	22,170	1,286
McGraw-Hill Cos., Inc. (The)	11,200	246
Newell Rubbermaid, Inc.	32,600	263
Republic Services, Inc. Class A	10,050	260
RR Donnelley & Sons Co.	37,700	368
Snap-On, Inc. (Ñ)	9,100	275
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	30,000	454
Tiffany & Co. (Ñ)	18,800	390
VF Corp.	11,100	622
Wal-Mart Stores, Inc.	27,360	1,289
Walt Disney Co. (The)	29,990	620
Williams-Sonoma, Inc. (Ñ)	58,100	460
Yum! Brands, Inc.	28,460	815

		15,957

Consumer Staples - 4.1%
Altria Group, Inc.	18,800	311
Coca-Cola Enterprises, Inc.	24,900	280
Hershey Co. (The) (Ñ)	7,400	276
Kraft Foods, Inc. Class A	35,400	993
Kroger Co. (The)	15,400	346
Lorillard, Inc.	18,000	1,070
Pepsi Bottling Group, Inc.	11,900	230
Procter & Gamble Co.	8,200	447
Tyson Foods, Inc. Class A (Ñ)	139,400	1,234
Unilever PLC - ADR (Ñ)	34,320	752

		5,939

Financial Services - 18.3%
Aflac, Inc.	10,500	244
Annaly Capital Management, Inc. (ö)	52,800	799
AON Corp.	13,900	515
Arch Capital Group, Ltd. (Æ)	4,500	271

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp.	250,472	1,648
Bank of New York Mellon Corp. (The)	43,870	1,129
BearingPoint, Inc. (Æ)(Ñ)	17,878	27
Citigroup, Inc.	188,900	671
Fidelity National Financial, Inc. Class A	28,200	412
Genworth Financial, Inc. Class A	300,668	697
Goldman Sachs Group, Inc. (The)	6,870	555
Hartford Financial Services Group, Inc. (Ñ)	31,100	409
Health Care REIT, Inc. (ö)	19,600	741
Hudson City Bancorp, Inc.	19,300	224
Invesco, Ltd.	28,400	335
JPMorgan Chase & Co.	142,440	3,634
Keycorp (Ñ)	132,100	962
Mastercard, Inc. Class A (Ñ)	6,250	849
Mercury General Corp. (Ñ)	18,300	709
MetLife, Inc.	36,600	1,051
Morgan Stanley (Ñ)	148,810	3,010
NASDAQ OMX Group, Inc. (The) (Æ)(Ñ)	14,800	323
PNC Financial Services Group, Inc.	32,000	1,041
Principal Financial Group, Inc.	9,300	154
Protective Life Corp. (Ñ)	19,700	163
Regions Financial Corp. (Ñ)	50,000	173
State Street Corp.	35,100	817
SunTrust Banks, Inc. (Ñ)	38,300	469
T Rowe Price Group, Inc. (Ñ)	19,700	543
Travelers Cos., Inc. (The)	19,900	769
Unum Group	60,000	850
US Bancorp	41,980	623
Wells Fargo & Co.	67,293	1,272
Wilmington Trust Corp.	25,300	346

		26,435

Health Care - 11.3%
Abbott Laboratories	16,200	898
Aetna, Inc.	15,700	487
Amgen, Inc. (Æ)	47,680	2,615
Baxter International, Inc.	9,340	548
Becton Dickinson and Co.	10,900	792
Biogen Idec, Inc. (Æ)	21,575	1,050
Bristol-Myers Squibb Co.	37,600	805
CVS/Caremark Corp.	27,400	736
Eli Lilly & Co.	15,900	585
Genentech, Inc. (Æ)	7,190	584
Genzyme Corp. (Æ)	20,660	1,424
Johnson & Johnson	27,380	1,580
Life Technologies Corp. (Æ)	23,500	598
Omnicare, Inc. (Ñ)	14,400	403
Pfizer, Inc.	85,100	1,241
Shire PLC - ADR (Ñ)	26,290	1,148
Thermo Fisher Scientific, Inc. (Æ)	14,530	522
UnitedHealth Group, Inc.	8,200	232

		16,248

Integrated Oils - 6.5%
BP PLC - ADR (Ñ)	7,100	301
Chevron Corp.	40,102	2,828
ConocoPhillips	31,770	1,510

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Exxon Mobil Corp.	23,900	1,828
Hess Corp.	8,900	495
Marathon Oil Corp.	34,200	931
Occidental Petroleum Corp.	27,400	1,495

		9,388

Materials and Processing - 6.0%
AbitibiBowater, Inc. (Æ)(Ñ)	131,520	100
Air Products & Chemicals, Inc.	11,400	573
Alcoa, Inc.	57,500	448
Archer-Daniels-Midland Co.	25,300	693
Ashland, Inc.	31,060	249
Avery Dennison Corp.	17,700	429
Cabot Corp.	27,100	362
Celanese Corp. Class A	11,600	124
Crown Holdings, Inc. (Æ)	11,400	214
Dow Chemical Co. (The)	25,800	299
Freeport-McMoRan Copper & Gold, Inc. Class B	20,000	503
Lubrizol Corp.	11,600	396
Masco Corp.	40,400	316
PPG Industries, Inc.	7,000	263
Praxair, Inc.	13,350	831
Precision Castparts Corp.	22,060	1,433
RPM International, Inc.	38,950	479
Terra Industries, Inc.	18,600	381
Timken Co.	9,300	138
United States Steel Corp.	5,200	156
Valspar Corp. (Ñ)	13,000	226

		8,613

Miscellaneous - 1.6%
3M Co.	7,170	386
Fortune Brands, Inc.	8,800	281
General Electric Co.	77,900	945
SPX Corp.	9,000	379
Walter Industries, Inc. Class A	16,600	306

		2,297

Other Energy - 5.1%
Chesapeake Energy Corp. (Ñ)	55,700	881
Devon Energy Corp.	16,840	1,037
Dynegy, Inc. Class A (Æ)	2,043	4
Halliburton Co.	21,700	374
Nabors Industries, Ltd. (Æ)	35,700	391
Noble Corp.	17,300	470
Noble Energy, Inc.	6,800	333
NRG Energy, Inc. (Æ)(Ñ)	27,500	643
Peabody Energy Corp.	5,000	125
Reliant Energy, Inc. (Æ)	256,800	1,307
Sunoco, Inc. (Ñ)	7,900	366
Valero Energy Corp.	29,300	707
Whiting Petroleum Corp. (Æ)(Ñ)	5,800	168
XTO Energy, Inc.	15,800	586

		7,392

Producer Durables - 9.5%
Agilent Technologies, Inc. (Æ)	41,170	744

	Principal Amount ($) or Shares	Market Value $
Alcatel-Lucent - ADR (Æ)	360,800	711
Boeing Co.	12,620	534
Centex Corp. (Ñ)	133,900	1,139
Deere & Co.	13,600	472
DR Horton, Inc. (Ñ)	196,000	1,168
Ingersoll-Rand Co., Ltd. Class A	27,800	451
Lam Research Corp. (Æ)	42,300	855
Lockheed Martin Corp.	19,710	1,617
Northrop Grumman Corp.	49,170	2,366
Novellus Systems, Inc. (Æ)	16,800	232
Pitney Bowes, Inc.	24,500	545
Pulte Homes, Inc. (Ñ)	104,100	1,057
Raytheon Co.	37,430	1,895

		13,786

Technology - 11.4%
Analog Devices, Inc.	34,000	679
Apple, Inc. (Æ)	2,400	216
Arrow Electronics, Inc. (Æ)	27,100	517
Avnet, Inc. (Æ)	22,100	438
Check Point Software Technologies (Æ)	37,700	855
Cisco Systems, Inc. (Æ)	81,300	1,217
Dell, Inc. (Æ)(Ñ)	102,900	978
Garmin, Ltd. (Ñ)	32,300	566
General Dynamics Corp.	24,540	1,392
Google, Inc. Class A (Æ)	2,940	995
Harris Corp.	5,200	225
Hewlett-Packard Co.	32,570	1,132
Intel Corp.	45,200	583
International Business Machines Corp.	9,200	843
Jabil Circuit, Inc.	98,700	574
Marvell Technology Group, Ltd. (Æ)	27,700	202
Maxim Integrated Products, Inc.	41,600	550
Microsoft Corp.	28,800	493
Motorola, Inc.	286,000	1,267
Oracle Corp. (Æ)	42,860	721
QUALCOMM, Inc.	8,270	286
Rockwell Automation, Inc.	26,100	680
SAIC, Inc. (Æ)	20,700	409
Seagate Technology	83,088	315
Seagate Technology, Inc. (Æ)	1,900	—
Western Digital Corp. (Æ)	19,200	282

		16,415

Utilities - 3.9%
AT&T, Inc.	85,770	2,112
Frontier Communications Corp. (Ñ)	39,900	324
Mirant Corp. (Æ)	33,982	583
Northeast Utilities	32,500	773
Progress Energy, Inc. - CVO (ß)	1,300	—
Shaw Communications, Inc.	7,100	115
Sprint Nextel Corp. (Æ)	343,600	835
Verizon Communications, Inc.	32,000	956

		5,698

Total Common Stocks (cost $199,615)		130,839

24	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.1%
Auto and Transportation - 0.2%
General Motors Corp.	57,300	206

Total Preferred Stocks (cost $520)		206

Short-Term Investments - 7.2%
Russell Investment Company Russell Money Market Fund	10,439,000	10,439

Total Short-Term Investments (cost $10,439)		10,439

Other Securities - 14.1%
Russell Investment Company Russell Money Market Fund (×)	11,376,146	11,376
State Street Securities Lending Quality Trust (×)	9,330,631	8,906

Total Other Securities (cost $20,707)		20,282

Total Investments - 112.1% (identified cost $231,281)		161,766

Other Assets and Liabilities, Net - (12.1%)		(17,409)

Net Assets - 100.0%		144,357

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	25

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S & P 500 E-Mini Index (CME)	124	USD	6,000	03/09	(305)
S & P 500 Index (CME)	45	USD	9,253	03/09	(788)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,093)

See accompanying notes which are an integral part of the financial statements.

26	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.7%
Auto and Transportation - 3.9%
AAR Corp. (Æ)(Ñ)	131,000	2,376
Allegiant Travel Co. (Æ)(Ñ)	19,800	708
AMR Corp. (Æ)	93,900	558
Arkansas Best Corp. (Ñ)	73,507	1,719
ArvinMeritor, Inc. (Ñ)	78,100	137
Autoliv, Inc.	2,733	50
BorgWarner, Inc.	54,900	927
Bristow Group, Inc. (Æ)(Ñ)	47,180	1,141
Con-way, Inc.	121,770	2,683
Cooper Tire & Rubber Co. (Ñ)	508,200	2,373
DryShips, Inc. (Ñ)	46,600	309
Expeditors International of Washington, Inc.	65,404	1,819
Force Protection, Inc. (Æ)	30,200	182
Forward Air Corp. (Ñ)	86,200	1,746
FreightCar America, Inc. (Ñ)	10,121	194
Genesee & Wyoming, Inc. Class A (Æ)	73,610	2,000
Global Ship Lease, Inc. (Ñ)	146,624	499
Greenbrier Cos., Inc.	14,675	82
Hawaiian Holdings, Inc. (Æ)	86,833	353
K-Sea Transportation Partners, LP (Ñ)	71,000	1,248
Kirby Corp. (Æ)(Ñ)	42,194	1,012
Lear Corp. (Æ)	76,309	69
Marten Transport, Ltd. (Æ)	17,713	313
Navistar International Corp. (Æ)(Ñ)	33,203	1,008
Overseas Shipholding Group, Inc.	13,500	482
Pacer International, Inc.	85,227	733
PHI, Inc. (Æ)(Ñ)	74,212	892
Polaris Industries, Inc. (Ñ)	98,047	2,086
Republic Airways Holdings, Inc. (Æ)	19,058	156
Safe Bulkers, Inc.	120,780	768
Saia, Inc. (Æ)	22,300	238
Skywest, Inc.	150,561	2,356
StealthGas, Inc.	193,809	948
Stoneridge, Inc. (Æ)(Ñ)	11,200	22
Strattec Security Corp.	52,860	518
Superior Industries International, Inc. (Ñ)	139,684	1,435
Tenneco, Inc. (Æ)	47,400	87
Tidewater, Inc. (Ñ)	73,200	3,046
TRW Automotive Holdings Corp. (Æ)	89,100	275
US Airways Group, Inc. (Æ)(Ñ)	104,200	591
UTi Worldwide, Inc.	168,549	1,847
Wabash National Corp.	12,100	34
Wabtec Corp.	97,622	2,922
Werner Enterprises, Inc. (Ñ)	48,549	728
YRC Worldwide, Inc. (Æ)(Ñ)	129,100	372

		44,042

Consumer Discretionary - 17.0%
4Kids Entertainment, Inc. (Æ)	253,780	424
99 Cents Only Stores (Æ)(Ñ)	234,900	1,968
Aaron Rents, Inc.	48,400	1,058
Abercrombie & Fitch Co. Class A (Ñ)	36,600	653
Administaff, Inc.	21,965	463
Advance Auto Parts, Inc.	60,852	1,992

	Principal Amount ($) or Shares	Market Value $
Advisory Board Co. (The) (Æ)(Ñ)	9,516	167
Aeropostale, Inc. (Æ)	62,500	1,319
AFC Enterprises, Inc. (Æ)	15,100	73
American Eagle Outfitters, Inc.	247,800	2,233
American Greetings Corp. Class A	78,302	340
American Public Education, Inc. (Æ)(Ñ)	36,450	1,427
American Woodmark Corp.	1,509	23
AMN Healthcare Services, Inc. (Æ)	50,496	343
AnnTaylor Stores Corp. (Æ)	97,189	478
Apollo Group, Inc. Class A (Æ)	25,473	2,075
Asbury Automotive Group, Inc.	58,200	208
AutoNation, Inc. (Æ)(Ñ)	60,300	560
Avis Budget Group, Inc. (Æ)	82,600	57
Bally Technologies, Inc. (Æ)	97,441	1,967
Barnes & Noble, Inc. (Ñ)	27,000	443
Bebe Stores, Inc. (Ñ)	519,315	2,934
Big Lots, Inc. (Æ)(Ñ)	29,959	403
BJ’s Restaurants, Inc. (Æ)(Ñ)	71,945	799
Black & Decker Corp. (Ñ)	25,900	749
Blockbuster, Inc. Class A (Æ)(Ñ)	218,600	280
Blyth, Inc.	16,400	56
Bob Evans Farms, Inc. (Ñ)	144	3
Borders Group, Inc. (Æ)	38,498	17
Brightpoint, Inc. (Æ)	169,045	791
Brinker International, Inc.	173,100	1,899
Brown Shoe Co., Inc. (Ñ)	41,313	194
Buckle, Inc. (The) (Ñ)	84,987	1,798
Build-A-Bear Workshop, Inc. Class A (Æ)	24,800	104
Burger King Holdings, Inc.	70,390	1,566
Cabela’s, Inc. (Æ)(Ñ)	73,200	411
Capella Education Co. (Æ)(Ñ)	78,243	4,329
Career Education Corp. (Æ)	45,585	994
Carter’s, Inc. (Æ)	111,106	1,888
CDI Corp.	8,488	91
CEC Entertainment, Inc. (Æ)	481	11
Central European Distribution Corp. (Æ)	12,600	152
Central Garden and Pet Co. (Æ)	62,379	374
Charlotte Russe Holding, Inc. (Æ)(Ñ)	39,842	205
Charming Shoppes, Inc. (Æ)(Ñ)	111,112	120
Chemed Corp. (Ñ)	5,595	225
Childrens Place Retail Stores, Inc. (The) (Æ)	15,000	282
Chipotle Mexican Grill, Inc. Class B (Æ)	13,330	607
Choice Hotels International, Inc. (Ñ)	1,600	42
Christopher & Banks Corp.	267,487	1,038
Churchill Downs, Inc.	40,189	1,387
CKE Restaurants, Inc.	270,441	2,245
Collective Brands, Inc. (Æ)	80,811	862
Columbia Sportswear Co. (Ñ)	37,292	1,071
Copart, Inc. (Æ)	61,377	1,479
Corinthian Colleges, Inc. (Æ)(Ñ)	99,300	1,855
Corrections Corp. of America (Æ)	250,210	3,448
CRA International, Inc. (Æ)(Ñ)	28,863	606
Cracker Barrel Old Country Store, Inc. (Ñ)	87,377	1,535
Cross Country Healthcare, Inc. (Æ)	50,395	377
Darden Restaurants, Inc. (Ñ)	69,500	1,822
Denny’s Corp. (Æ)	71,978	124

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DeVry, Inc.	119,891	6,424
Diamond Management & Technology Consultants, Inc. Class A	3	—
Dice Holdings, Inc. (Æ)(Ñ)	37,842	108
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	138,169	1,521
Dillard’s, Inc. Class A (Ñ)	44,700	194
Dollar Tree, Inc. (Æ)	152,750	6,524
Dress Barn, Inc. (Æ)(Ñ)	44,480	383
DSW, Inc. Class A (Æ)(Ñ)	13,700	137
DynCorp International, Inc. Class A (Æ)	2,918	44
Earthlink, Inc. (Æ)(Ñ)	238,400	1,795
Eastman Kodak Co.	42,500	193
Elizabeth Arden, Inc. (Æ)	14,400	84
Entravision Communications Corp. Class A (Æ)	47,387	40
EZCORP, Inc. Class A (Æ)	226,305	3,071
Family Dollar Stores, Inc.	22,521	625
Fastenal Co. (Ñ)	42,779	1,462
Finish Line (The) Class A	79,100	376
Foot Locker, Inc.	58,100	428
Fred’s, Inc. Class A (Ñ)	42,898	440
FTI Consulting, Inc. (Æ)(Ñ)	37,725	1,547
Furniture Brands International, Inc. (Ñ)	53,472	110
G&K Services, Inc. Class A	5,652	104
GameStop Corp. Class A (Æ)	144,394	3,578
Gannett Co., Inc. (Ñ)	88,400	510
Gap, Inc. (The)	135,380	1,527
Genesco, Inc. (Æ)(Ñ)	26,322	405
Geo Group, Inc. (The) (Æ)(Ñ)	167,388	2,477
Group 1 Automotive, Inc. (Ñ)	39,700	396
Guess ?, Inc.	72,000	1,159
Gymboree Corp. (Æ)	5,325	130
Harman International Industries, Inc.	42,902	690
Haverty Furniture Cos., Inc. (Ñ)	12,600	101
Heidrick & Struggles International, Inc. (Ñ)	28,440	432
Hewitt Associates, Inc. Class A (Æ)	74,400	2,111
Hooker Furniture Corp. (Ñ)	7,100	57
HOT Topic, Inc. (Æ)(Ñ)	60,500	517
Infospace, Inc. (Æ)	9,844	79
Insight Enterprises, Inc. (Æ)(Ñ)	31,500	163
ITT Educational Services, Inc. (Æ)(Ñ)	55,679	6,821
Jack in the Box, Inc. (Æ)	83,500	1,886
Jackson Hewitt Tax Service, Inc.	112,100	1,484
Jarden Corp. (Æ)(Ñ)	77,832	812
Jo-Ann Stores, Inc. (Æ)	31,588	403
John Wiley & Sons, Inc. Class A	33,000	1,169
Jones Apparel Group, Inc.	46,500	161
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	82,930	2,277
Journal Communications, Inc. Class A (Ñ)	85,000	152
Kenneth Cole Productions, Inc. Class A (Ñ)	167,120	1,068
La-Z-Boy, Inc. (Ñ)	28,600	28
Lakeland Industries, Inc. (Æ)	134,708	1,039
LIN TV Corp. Class A (Æ)	8	—
Liz Claiborne, Inc.	63,300	139
LKQ Corp. (Æ)(Ñ)	168,118	1,942
LS Starrett Co.	36,805	554
Maidenform Brands, Inc. (Æ)	20,900	187

	Principal Amount ($) or Shares	Market Value $
McClatchy Co. (The) Class A (Ñ)	53,110	35
Media General, Inc. Class A (Ñ)	18,842	37
Men’s Wearhouse, Inc. (The) (Ñ)	112,480	1,310
MPS Group, Inc. (Æ)	7,600	46
National Presto Industries, Inc.	3,938	264
Nautilus, Inc. (Æ)(Ñ)	6,687	9
Navigant Consulting, Inc. (Æ)	41,630	597
Netease.com - ADR (Æ)	97,500	1,853
NetFlix, Inc. (Æ)(Ñ)	58,200	2,103
New York & Co., Inc. (Æ)	106,801	211
New York Times Co. (The) Class C (Ñ)	22,800	113
Newell Rubbermaid, Inc.	47,900	387
NIC, Inc.	1,672	9
Nu Skin Enterprises, Inc. Class A	39,376	374
O’Charleys, Inc.	75,812	190
O’Reilly Automotive, Inc. (Æ)(Ñ)	144,225	4,193
Office Depot, Inc. (Æ)	272,100	588
OfficeMax, Inc. (Ñ)	66,100	364
On Assignment, Inc. (Æ)	167,710	777
Overstock.com, Inc. (Æ)(Ñ)	32,403	356
Oxford Industries, Inc.	7,500	50
Panera Bread Co. Class A (Æ)(Ñ)	31,990	1,503
Pantry, Inc. (The) (Æ)	30,538	508
Parlux Fragrances, Inc. (Æ)(Ñ)	308,356	863
PC Connection, Inc. (Æ)	16,900	83
PEP Boys-Manny Moe & Jack (Ñ)	30,900	89
Perry Ellis International, Inc. (Æ)	16,200	62
PetMed Express, Inc. (Æ)(Ñ)	76,200	1,100
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	14,195	252
Phillips-Van Heusen Corp.	55,000	1,046
Polo Ralph Lauren Corp. Class A (Ñ)	28,700	1,178
Pool Corp. (Ñ)	51,400	815
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	398	13
Prestige Brands Holdings, Inc. (Æ)	114,936	730
PRG-Schultz International, Inc. (Æ)	45,140	141
Quiksilver, Inc. (Æ)	46,000	97
RC2 Corp. (Æ)	40,084	233
Red Lion Hotels Corp. (Æ)	236,168	527
Rent-A-Center, Inc. (Æ)	84,857	1,260
Republic Services, Inc.	202,937	5,248
Revlon, Inc. Class A (Æ)(Ñ)	12,991	77
Ross Stores, Inc.	46,580	1,370
RR Donnelley & Sons Co.	36,800	359
Ruby Tuesday, Inc. (Æ)	63,900	79
Rush Enterprises, Inc. Class A (Æ)	38,038	346
Scholastic Corp. (Ñ)	54,897	598
School Specialty, Inc. (Æ)(Ñ)	26,851	443
Shanda Interactive Entertainment, Ltd. - ADR (Æ)(Ñ)	50,200	1,461
Shoe Carnival, Inc. (Æ)	9,200	72
Sinclair Broadcast Group, Inc. Class A (Ñ)	64,846	120
Skechers U.S.A., Inc. Class A (Æ)	36,900	368
Sohu.com, Inc. (Æ)	9,734	385
Sonic Automotive, Inc. Class A (Ñ)	63,500	129
Speedway Motorsports, Inc.	125	2
Spherion Corp. (Æ)	161,996	232
Stage Stores, Inc.	123,255	881

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Standard Parking Corp. (Æ)(Ñ)	793	15
Stanley Works (The)	39,000	1,219
Starbucks Corp. (Æ)	56,990	538
Steinway Musical Instruments (Æ)	9,342	108
Stewart Enterprises, Inc. Class A (Ñ)	654,300	2,238
Strayer Education, Inc. (Ñ)	20,694	4,479
Take-Two Interactive Software, Inc. (Æ)	88,209	619
Talbots, Inc. (Ñ)	9,300	19
Tech Data Corp. (Æ)	46,800	848
Tempur-Pedic International, Inc. (Ñ)	40,300	282
Tiffany & Co. (Ñ)	55,000	1,141
Timberland Co. Class A (Æ)	24,262	267
Tractor Supply Co. (Æ)(Ñ)	25,505	860
TrueBlue, Inc. (Æ)	31,600	269
Tuesday Morning Corp. (Æ)	18,107	21
Tween Brands, Inc. (Æ)	23,312	63
United Online, Inc. (Ñ)	573,180	3,508
United Stationers, Inc. (Æ)	22,607	633
Universal Technical Institute, Inc. (Æ)	60,400	1,059
Urban Outfitters, Inc. (Æ)(Ñ)	71,110	1,108
Valassis Communications, Inc. (Æ)	43,200	55
VF Corp.	26,700	1,496
Viad Corp.	9,900	220
Warner Music Group Corp. (Ñ)	40,642	83
Washington Post Co. (The) Class B	3,605	1,408
Waste Connections, Inc. (Æ)	191,623	5,561
Waste Services, Inc. (Æ)(Ñ)	2,451	12
Watson Wyatt Worldwide, Inc. Class A	15,006	698
WESCO International, Inc. (Æ)	98,167	1,808
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	108,900	284
Whirlpool Corp. (Ñ)	25,000	836
Williams-Sonoma, Inc. (Ñ)	385,555	3,054
WMS Industries, Inc. (Æ)(Ñ)	84,092	1,869
Wolverine World Wide, Inc.	64,118	1,163
Wyndham Worldwide Corp.	87,600	537
Zale Corp. (Æ)(Ñ)	42,995	53
Zumiez, Inc. (Æ)(Ñ)	24,581	176

		192,651

Consumer Staples - 2.6%
Alliance One International, Inc. (Æ)	14,100	34
Casey’s General Stores, Inc.	66,066	1,404
Chiquita Brands International, Inc. (Æ)(Ñ)	86,648	1,211
Church & Dwight Co., Inc.	119,767	6,375
Del Monte Foods Co.	640,682	4,267
Flowers Foods, Inc.	45,850	985
Fresh Del Monte Produce, Inc. (Æ)	74,600	1,798
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	67,675	2,589
Imperial Sugar Co.	4,400	50
Lance, Inc. (Ñ)	4,653	88
M&F Worldwide Corp. (Æ)(Ñ)	8,417	89
Molson Coors Brewing Co. Class B	39,514	1,591
Monterey Gourmet Foods, Inc. (Æ)	891,683	714
Nash Finch Co. (Ñ)	35,018	1,507
NBTY, Inc. (Æ)	7,908	149
Omega Protein Corp. (Æ)	5,500	21

	Principal Amount ($) or Shares	Market Value $
Ralcorp Holdings, Inc. (Æ)	23,190	1,373
Ruddick Corp. (Ñ)	28,226	679
Schweitzer-Mauduit International, Inc. (Ñ)	24,700	529
Spartan Stores, Inc.	11,800	219
Tootsie Roll Industries, Inc. (Ñ)	44,000	1,050
TreeHouse Foods, Inc. (Æ)(Ñ)	51,600	1,362
Weis Markets, Inc.	33,651	1,047

		29,131

Financial Services - 13.9%
Advance America Cash Advance Centers, Inc.	71,619	101
Advanta Corp. Class B (Ñ)	6,506	5
Affiliated Managers Group, Inc. (Æ)(Ñ)	95,354	3,832
Alexander’s, Inc. (ö)(Ñ)	349	67
Alliance Data Systems Corp. (Æ)(Ñ)	42,320	1,760
Allied Capital Corp. (Ñ)	19,400	30
Allied World Assurance Co. Holdings, Ltd.	33,000	1,244
American Capital Agency Corp. (ö)(Ñ)	46,500	929
American Equity Investment Life Holding Co.	146,700	981
American Financial Group, Inc.	36,600	621
Amerisafe, Inc. (Æ)	30,834	578
Amtrust Financial Services, Inc. (Ñ)	55,018	452
Annaly Capital Management, Inc. (ö)	80,900	1,225
Anthracite Capital, Inc. (ö)(Ñ)	55,700	94
Anworth Mortgage Asset Corp. (ö)	483,999	3,001
Apartment Investment & Management Co. Class A (ö)(Ñ)	271	2
Arbor Realty Trust, Inc. (ö)(Ñ)	9,800	17
Arch Capital Group, Ltd. (Æ)	37,400	2,250
Ares Capital Corp. (Ñ)	402,591	1,896
Arthur J Gallagher & Co.	55,300	1,303
Aspen Insurance Holdings, Ltd.	42,300	935
Astoria Financial Corp. (Ñ)	12,000	109
Bancfirst Corp. (Ñ)	7,101	253
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	37,400	392
Bancorpsouth, Inc. (Ñ)	35,054	663
Bank of Hawaii Corp.	37,700	1,352
Bank of the Ozarks, Inc. (Ñ)	20,845	473
Berkshire Hills Bancorp, Inc.	31,198	734
BioMed Realty Trust, Inc. (ö)	12	—
Brandywine Realty Trust (ö)	46,800	279
Brookline Bancorp, Inc.	28,062	271
Calamos Asset Management, Inc. Class A	45,080	269
Capitol Bancorp, Ltd. (Ñ)	2,600	16
CapLease, Inc. (ö)(Ñ)	60,100	96
Capstead Mortgage Corp. (ö)	128,336	1,369
Cash America International, Inc.	33,628	615
Cathay General Bancorp (Ñ)	27,000	343
Cedar Shopping Centers, Inc. (ö)	64,300	394
Center Financial Corp.	102,433	492
Central Pacific Financial Corp. (Ñ)	41,200	277
Cigna Corp.	70,700	1,227
Citizens Republic Bancorp, Inc. (Æ)	98,600	113
City Holding Co.	20,795	535

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CNA Surety Corp. (Æ)(Ñ)	130,793	2,165
Cohen & Steers, Inc. (Ñ)	184,766	1,995
Colonial Properties Trust (ö)(Ñ)	21,200	156
Comerica, Inc.	5,600	93
Commerce Bancshares, Inc.	50,157	1,753
Community Bank System, Inc. (Ñ)	82,464	1,480
Community Trust Bancorp, Inc.	8,000	224
Conseco, Inc. (Æ)	95,300	222
Corporate Office Properties Trust SBI MD (ö)	12,965	342
CVB Financial Corp.	29,152	262
Cybersource Corp. (Æ)(Ñ)	77,300	922
Delphi Financial Group, Inc. Class A	177,693	2,696
Deluxe Corp.	170,432	1,965
Dime Community Bancshares (Ñ)	61,557	619
Discover Financial Services	49,200	352
DuPont Fabros Technology, Inc. (ö)	193,893	723
Education Realty Trust, Inc. (ö)	16,900	79
Electro Rent Corp.	233,015	2,470
Employers Holdings, Inc.	79,800	1,080
Encore Capital Group, Inc. (Æ)	13,800	73
Endurance Specialty Holdings, Ltd. (Ñ)	43,200	1,178
Entertainment Properties Trust (ö)(Ñ)	3,540	80
Equity Lifestyle Properties, Inc. (ö)(Ñ)	19,691	743
ESSA Bancorp, Inc.	12,230	163
Evercore Partners, Inc. Class A (Ñ)	125,100	1,405
FBL Financial Group, Inc. Class A	18,100	187
FelCor Lodging Trust, Inc. (ö)	98,500	143
First American Corp.	60,600	1,323
First Bancorp (Ñ)	73,900	525
First Cash Financial Services, Inc. (Æ)	36,875	620
First Community Bancshares, Inc. (Ñ)	300	5
First Financial Bancorp	22,300	181
First Financial Bankshares, Inc. (Ñ)	43	2
First Horizon National Corp. (Ñ)	121,593	1,158
First Industrial Realty Trust, Inc. (ö)(Ñ)	46,900	255
First Midwest Bancorp, Inc. (Ñ)	26,300	263
First Niagara Financial Group, Inc. (Ñ)	45,500	594
First Place Financial Corp.	700	2
Flushing Financial Corp. (Ñ)	103,707	821
Franklin Street Properties Corp. (ö)(Ñ)	145,905	1,666
Fulton Financial Corp. (Ñ)	29,610	208
General Growth Properties, Inc. (ö)(Ñ)	148,300	96
Getty Realty Corp. (ö)	2,402	50
Glimcher Realty Trust (ö)(Ñ)	35,400	65
Global Payments, Inc.	49,320	1,712
Green Bankshares, Inc. (Ñ)	18,368	182
H&E Equipment Services, Inc. (Æ)(Ñ)	20,700	138
Hallmark Financial Services (Æ)(Ñ)	14,930	116
Hanover Insurance Group, Inc. (The)	14,900	602
Harleysville Group, Inc.	7,993	227
Hatteras Financial Corp. (ö)	100,400	2,482
Health Care REIT, Inc. (ö)	17,800	673
Hercules Technology Growth Capital, Inc. (Ñ)	202,203	1,320
Hersha Hospitality Trust (ö)	20,200	49
Highwoods Properties, Inc. (ö)	33,878	764

	Principal Amount ($) or Shares	Market Value $
Horace Mann Educators Corp.	161,000	1,505
Hospitality Properties Trust (ö)(Ñ)	105,100	1,410
HRPT Properties Trust (ö)	104,300	332
Huntington Bancshares, Inc. (Ñ)	203,459	586
Huron Consulting Group, Inc. (Æ)(Ñ)	28,280	1,413
Hypercom Corp. (Æ)	724,255	1,101
Iberiabank Corp.	8,800	373
Independent Bank Corp. (Ñ)	6,546	121
Inland Real Estate Corp. (ö)(Ñ)	31,690	313
Interactive Data Corp.	33,831	772
Intersections, Inc. (Æ)	148,541	553
Investment Technology Group, Inc. (Æ)	10,743	233
Investors Bancorp, Inc. (Æ)	44,100	471
IPC Holdings, Ltd.	88,600	2,273
Jack Henry & Associates, Inc.	9,785	174
Knight Capital Group, Inc. Class A (Æ)	318,279	5,739
Kohlberg Capital Corp. (Ñ)	141,681	458
LaBranche & Co., Inc. (Æ)(Ñ)	117,600	807
Lakeland Financial Corp.	331	7
Lazard, Ltd. Class A	59,885	1,587
Lexington Realty Trust (ö)	7,200	32
Life Partners Holdings, Inc.	65,000	2,470
LTC Properties, Inc. (ö)	45,949	951
Mack-Cali Realty Corp. (ö)	41,600	845
MainSource Financial Group, Inc. (Ñ)	32,900	321
MarketAxess Holdings, Inc. (Æ)	224,304	1,732
Meadowbrook Insurance Group, Inc.	44,000	267
MFA Financial, Inc. (ö)	1,857	11
Midwest Banc Holdings, Inc. (Ñ)	32,816	38
National Financial Partners Corp. (Ñ)	28,700	74
National Health Investors, Inc. (ö)	12,956	337
National Interstate Corp.	4,039	64
National Penn Bancshares, Inc. (Ñ)	72,313	700
National Retail Properties, Inc. (ö)(Ñ)	141,388	2,040
Navigators Group, Inc. (Æ)	16,723	859
NBT Bancorp, Inc. (Ñ)	19,379	443
NewAlliance Bancshares, Inc. (Ñ)	48,532	533
NGP Capital Resources Co.	8,299	70
NorthStar Realty Finance Corp. (ö)(Ñ)	176,400	684
OceanFirst Financial Corp. (Ñ)	8,380	107
Odyssey Re Holdings Corp.	15,314	721
Old National Bancorp (Ñ)	79,775	1,016
Omega Healthcare Investors, Inc. (ö)	56,162	822
OneBeacon Insurance Group, Ltd. Class A (Ñ)	30,200	255
optionsXpress Holdings, Inc.	46,200	503
Oriental Financial Group, Inc.	194,883	984
Pacific Capital Bancorp NA (Ñ)	4,600	49
PacWest Bancorp (Ñ)	26,500	448
Parkway Properties, Inc. (ö)(Ñ)	29,700	443
PartnerRe, Ltd. - ADR	22,000	1,442
PennantPark Investment Corp. (Ñ)	370,027	1,158
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	22,600	100
Penson Worldwide, Inc. (Æ)(Ñ)	16,891	101
Phoenix Cos., Inc. (The)	30,480	53
Piper Jaffray Cos. (Æ)(Ñ)	86,890	2,495

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Platinum Underwriters Holdings, Ltd.	53,500	1,488
PMI Group, Inc. (The) (Ñ)	108,220	150
Potlatch Corp. (ö)(Ñ)	101,781	2,564
ProAssurance Corp. (Æ)	8,049	380
Prospect Capital Corp.	25,500	276
Prosperity Bancshares, Inc. (Ñ)	21,813	590
Protective Life Corp.	51,900	430
Provident Financial Services, Inc.	124,212	1,358
PS Business Parks, Inc. (ö)	14,493	622
Pzena Investment Management, Inc. (Ñ)	63,540	168
RAIT Financial Trust (ö)	53,600	93
Realty Income Corp. (ö)(Ñ)	17,460	336
RenaissanceRe Holdings, Ltd.	19,200	858
Renasant Corp. (Ñ)	13,100	159
Ryder System, Inc.	35,575	1,202
S1 Corp. (Æ)	63,200	422
Safety Insurance Group, Inc.	70	2
Sanders Morris Harris Group, Inc.	12,251	51
Sandy Spring Bancorp, Inc. (Ñ)	13,200	186
Santander BanCorp (Ñ)	10,100	84
SCBT Financial Corp. (Ñ)	10,508	282
SeaBright Insurance Holdings, Inc. (Æ)	40,368	419
Selective Insurance Group	2,250	35
Senior Housing Properties Trust (ö)	55,670	901
Southside Bancshares, Inc.	5,670	108
Southwest Bancorp, Inc.	11,057	116
Sovran Self Storage, Inc. (ö)	33,700	876
StanCorp Financial Group, Inc.	37,100	958
Sterling Bancorp (Ñ)	46,600	514
Sterling Bancshares, Inc.	90,575	504
Stewart Information Services Corp.	18,300	272
Stifel Financial Corp. (Æ)	24,177	847
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	41,500	57
Sun Bancorp, Inc. (Æ)	15,015	85
Sunstone Hotel Investors, Inc. (ö)(Ñ)	60,013	259
Susquehanna Bancshares, Inc. (Ñ)	34,475	379
SVB Financial Group (Æ)(Ñ)	130,547	2,711
Synovus Financial Corp. (Ñ)	133,000	527
Tanger Factory Outlet Centers (ö)(Ñ)	5,472	166
TCF Financial Corp. (Ñ)	11,700	145
Texas Capital Bancshares, Inc. (Æ)	144,270	1,629
Tompkins Financial Corp. (Ñ)	5,135	258
Tower Group, Inc. (Ñ)	57,900	1,452
TradeStation Group, Inc. (Æ)	45,654	252
Transatlantic Holdings, Inc.	12,900	415
Trico Bancshares (Ñ)	24,600	495
UMB Financial Corp.	7,589	294
United America Indemnity, Ltd. Class A (Æ)(Ñ)	16,600	176
United Financial Bancorp, Inc.	57,033	782
United Rentals, Inc. (Æ)	54,174	302
United Western Bancorp, Inc.	52,300	425
Universal American Corp. (Æ)(Ñ)	45,900	453
Universal Health Realty Income Trust (ö)(Ñ)	3,714	114
Unum Group	82,300	1,165
Urstadt Biddle Properties, Inc. Class A (ö)	8,300	123
Validus Holdings, Ltd.	122,195	2,788

	Principal Amount ($) or Shares	Market Value $
ViewPoint Financial Group	82,927	1,183
Waddell & Reed Financial, Inc. Class A	216,468	3,057
Washington Real Estate Investment Trust (ö)(Ñ)	22,000	524
Washington Trust Bancorp, Inc.	900	15
Webster Financial Corp. (Ñ)	76,900	321
WesBanco, Inc. (Ñ)	19,600	405
Westamerica Bancorporation (Ñ)	5,400	231
Westfield Financial, Inc.	233	2
Wilmington Trust Corp.	38,900	533
Wilshire Bancorp, Inc. (Ñ)	84,000	576
World Acceptance Corp. (Æ)(Ñ)	14,883	285
WSFS Financial Corp. (Ñ)	16,493	425
Zenith National Insurance Corp.	84,600	2,372
Zions Bancorporation (Ñ)	10,400	155

		157,447

Health Care - 15.4%
Affymetrix, Inc. (Æ)(Ñ)	536,017	1,705
Align Technology, Inc. (Æ)(Ñ)	34	—
Alliance Imaging, Inc. (Æ)	75,400	668
Allscripts-Misys Healthcare Solutions, Inc.	100,515	846
Amedisys, Inc. (Æ)(Ñ)	53,908	2,223
American Medical Systems Holdings, Inc. (Æ)	36,982	396
AMERIGROUP Corp. (Æ)	64,276	1,798
Amsurg Corp. Class A (Æ)	37,303	731
Analogic Corp.	51,025	1,276
Angiodynamics, Inc. (Æ)	22,926	312
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	72,756	122
Assisted Living Concepts, Inc. (Æ)	71,403	283
athenahealth, Inc. (Æ)	57,975	2,092
Bio-Rad Laboratories, Inc. Class A (Æ)	28,626	1,819
Bio-Reference Labs, Inc. (Æ)	14,586	356
BioScrip, Inc. (Æ)	745,420	1,260
Candela Corp. (Æ)	889,771	480
Capital Senior Living Corp. (Æ)(Ñ)	19,932	52
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	13,883	64
Cardiac Science Corp. (Æ)	4,213	23
Catalyst Health Solutions, Inc. (Æ)	43,994	969
Celera Corp. (Æ)	64,500	544
Centene Corp. (Æ)	174,641	3,096
Cephalon, Inc. (Æ)(Ñ)	61,750	4,766
China Sky One Medical, Inc. (Æ)(Ñ)	386	5
Columbia Laboratories, Inc. (Æ)	55,148	66
Conmed Corp. (Æ)	9,995	156
Corvel Corp. (Æ)	207	4
Coventry Health Care, Inc. (Æ)	14,600	221
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	36,945	791
CV Therapeutics, Inc. (Æ)	27,885	436
Cynosure, Inc. Class A (Æ)	136,777	1,070
DaVita, Inc. (Æ)	97,330	4,575
Depomed, Inc. (Æ)	2,699	6
Edwards Lifesciences Corp. (Æ)	39,923	2,295
Endo Pharmaceuticals Holdings, Inc. (Æ)	121,500	2,730
eResearchTechnology, Inc. (Æ)	248,313	1,438

Russell U.S. Small & Mid Cap Fund	31

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gen-Probe, Inc. (Æ)	75,676	3,407
Genomic Health, Inc. (Æ)	40,250	861
Genoptix, Inc. (Æ)	47,950	1,626
Gentiva Health Services, Inc. (Æ)	115,541	2,921
Haemonetics Corp. (Æ)	30,526	1,806
Hanger Orthopedic Group, Inc. (Æ)	13,800	188
Harvard Bioscience, Inc. (Æ)	445,572	1,145
Healthsouth Corp. (Æ)(Ñ)	42,106	419
Healthspring, Inc. (Æ)	149,430	2,603
Hill-Rom Holdings, Inc. (Ñ)	37,400	527
HMS Holdings Corp. (Æ)(Ñ)	215,400	6,667
Hologic, Inc. (Æ)	165,604	1,952
ICON PLC - ADR (Æ)	77,012	1,548
Idexx Laboratories, Inc. (Æ)(Ñ)	51,441	1,687
Illumina, Inc. (Æ)(Ñ)	273,152	7,473
Immucor, Inc. (Æ)	211,862	5,871
Immunomedics, Inc. (Æ)	8,896	11
Invacare Corp. (Ñ)	37,284	711
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	60,776	859
Kendle International, Inc. (Æ)(Ñ)	24,949	477
Kensey Nash Corp. (Æ)	3,409	70
Kindred Healthcare, Inc. (Æ)	77,309	1,049
King Pharmaceuticals, Inc. (Æ)	411,607	3,597
KV Pharmaceutical Co. Class A (Æ)(Ñ)	2,031	1
Laboratory Corp. of America Holdings (Æ)(Ñ)	40,818	2,416
LHC Group, Inc. (Æ)(Ñ)	50,060	1,332
Life Technologies Corp. (Æ)(Ñ)	66,072	1,682
Lincare Holdings, Inc. (Æ)(Ñ)	67,000	1,611
Luminex Corp. (Æ)(Ñ)	105,050	2,140
Magellan Health Services, Inc. (Æ)	52,400	1,898
Martek Biosciences Corp. (Æ)(Ñ)	4,828	128
Masimo Corp. (Æ)(Ñ)	162,675	4,518
Maxygen, Inc. (Æ)	8,290	71
Medcath Corp. (Æ)	8,876	56
Medicis Pharmaceutical Corp. Class A (Ñ)	49,176	685
Mednax, Inc. (Æ)	62,266	2,090
Merit Medical Systems, Inc. (Æ)	158,175	2,434
Molina Healthcare, Inc. (Æ)(Ñ)	61,993	1,087
Myriad Genetics, Inc. (Æ)	42,150	3,143
Nabi Biopharmaceuticals (Æ)(Ñ)	135,500	560
NPS Pharmaceuticals, Inc. (Æ)	101,606	634
NuVasive, Inc. (Æ)(Ñ)	109,196	4,077
Omnicare, Inc. (Ñ)	72,200	2,019
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	31,125	1,108
Owens & Minor, Inc.	11,500	457
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	35,900	442
Parexel International Corp. (Æ)	49,938	494
Patterson Cos., Inc. (Æ)(Ñ)	64,198	1,181
PDL BioPharma, Inc.	181,066	1,162
Perrigo Co. (Ñ)	159,794	4,690
PharmaNet Development Group, Inc. (Æ)(Ñ)	10	—
PharMerica Corp. (Æ)(Ñ)	40,000	658
Phase Forward, Inc. (Æ)	119,388	1,612
PSS World Medical, Inc. (Æ)(Ñ)	11,142	177
Psychiatric Solutions, Inc. (Æ)(Ñ)	265,775	6,910

	Principal Amount ($) or Shares	Market Value $
Quality Systems, Inc. (Ñ)	67,225	2,506
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	29,671	191
Quidel Corp. (Æ)	22,203	273
RehabCare Group, Inc. (Æ)	32,100	448
Res-Care, Inc. (Æ)	21,266	288
ResMed, Inc. (Æ)	87,621	3,496
Retractable Technologies, Inc. (Æ)	63,560	55
Sirona Dental Systems, Inc. (Æ)	29,488	354
Somanetics Corp. (Æ)	4,026	59
SonoSite, Inc. (Æ)	20,992	399
Stericycle, Inc. (Æ)	146,615	7,172
STERIS Corp.	108,882	2,896
Sun Healthcare Group, Inc. (Æ)	68,617	777
SXC Health Solutions Corp. (Æ)	22,700	421
Symmetry Medical, Inc. (Æ)	10,941	75
Techne Corp.	75,775	4,544
Thoratec Corp. (Æ)(Ñ)	39,200	1,136
United Therapeutics Corp. (Æ)(Ñ)	26,698	1,814
Universal Health Services, Inc. Class B	14,000	530
VCA Antech, Inc. (Æ)(Ñ)	112,161	2,111
Viropharma, Inc. (Æ)(Ñ)	249,496	2,994
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	102,715	2,802

		173,963

Integrated Oils - 0.2%
Vaalco Energy, Inc. (Æ)	244,051	1,833

Materials and Processing - 8.1%
Aceto Corp.	104,760	937
Acuity Brands, Inc. (Ñ)	31,951	859
Aecom Technology Corp. (Æ)	40,900	1,035
Agrium, Inc. (Ñ)	29,800	997
Airgas, Inc.	95,547	3,374
Albemarle Corp.	74,200	1,651
Andersons, Inc. (The) (Ñ)	16,000	262
Apogee Enterprises, Inc.	178,045	1,825
Armstrong World Industries, Inc.	8,085	134
Ashland, Inc.	51,800	415
Beacon Roofing Supply, Inc. (Æ)(Ñ)	23,970	305
BlueLinx Holdings, Inc. (Æ)	4,815	11
Brady Corp. Class A	29,774	623
Buckeye Technologies, Inc. (Æ)	94,416	276
Cabot Corp.	145,600	1,945
Cabot Microelectronics Corp. (Æ)	25,286	576
Carpenter Technology Corp.	26,756	441
Century Aluminum Co. (Æ)(Ñ)	54,622	194
Ceradyne, Inc. (Æ)(Ñ)	29,358	670
Chemtura Corp.	87,700	66
CIRCOR International, Inc.	5,030	112
Clean Harbors, Inc. (Æ)	37	2
Clearwater Paper Corp. (Æ)	2,914	33
Cliffs Natural Resources, Inc.	13,400	310
Comfort Systems USA, Inc.	80,200	820
Commercial Metals Co.	129,700	1,492
Compass Minerals International, Inc.	26,153	1,574
Cytec Industries, Inc.	58,000	1,186

32	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Domtar Corp. (Æ)	321,800	480
Dycom Industries, Inc. (Æ)	62,305	424
Eagle Materials, Inc. (Ñ)	115,600	2,090
Ecolab, Inc.	83,880	2,849
EMCOR Group, Inc. (Æ)	149,312	3,074
Encore Wire Corp. (Ñ)	30,600	505
Energizer Holdings, Inc. (Æ)(Ñ)	50,140	2,388
Energy Conversion Devices, Inc. (Æ)(Ñ)	26,425	665
EnerSys (Æ)	30,300	276
Ennis, Inc. (Ñ)	97,500	1,091
Exide Technologies (Æ)	175,730	638
Facet Biotech Corp. (Æ)	16,473	100
Ferro Corp. (Ñ)	15,200	60
FMC Corp.	49,600	2,213
Georgia Gulf Corp. (Ñ)	22,025	21
Gerdau Ameristeel Corp.	212,900	1,248
Gibraltar Industries, Inc. (Ñ)	8,422	86
Glatfelter	227,027	1,977
HB Fuller Co. (Ñ)	65,700	918
Hecla Mining Co. (Æ)(Ñ)	129,600	343
IAMGOLD Corp.	325,223	2,225
Innophos Holdings, Inc.	47,667	721
Innospec, Inc.	13,598	66
Insituform Technologies, Inc. Class A (Æ)(Ñ)	168,353	3,158
Insteel Industries, Inc.	56,513	435
Interface, Inc. Class A	35	—
Intrepid Potash, Inc. (Æ)(Ñ)	64,500	1,315
Jacobs Engineering Group, Inc. (Æ)	89,634	3,466
KapStone Paper and Packaging Corp. (Æ)	6,327	11
KBR, Inc.	89,056	1,261
Koppers Holdings, Inc.	18,167	294
Layne Christensen Co. (Æ)	58,892	929
Lennox International, Inc.	52,554	1,477
LSI Industries, Inc.	22,569	103
Lydall, Inc. (Æ)	7,200	27
McDermott International, Inc. (Æ)	209,413	2,172
Mercer International, Inc. (Æ)(Ñ)	9,000	12
Michael Baker Corp. (Æ)	1,086	38
Mueller Industries, Inc.	11,678	235
Myers Industries, Inc. (Ñ)	161,447	1,012
Neenah Paper, Inc.	82,512	555
Olin Corp.	60,500	850
Olympic Steel, Inc. (Ñ)	12,900	205
OM Group, Inc. (Æ)(Ñ)	124,813	2,419
PAN American Silver Corp. (Æ)(Ñ)	6,429	117
Perini Corp. (Æ)(Ñ)	96,100	2,004
PolyOne Corp. (Æ)	19,000	39
Quaker Chemical Corp.	7,500	86
Quanex Building Products Corp.	31,126	264
Quanta Services, Inc. (Æ)	180,739	3,864
Reliance Steel & Aluminum Co.	105,880	2,343
Richmont Mines, Inc. (Æ)	32,672	83
Rockwood Holdings, Inc. (Æ)	34,710	261
Rogers Corp. (Æ)	5,996	147
Royal Gold, Inc. (Ñ)	11,600	558
Schulman A, Inc.	29,567	448

	Principal Amount ($) or Shares	Market Value $
Shaw Group, Inc. (The) (Æ)(Ñ)	47,174	1,311
Silgan Holdings, Inc.	63,507	2,911
Sims Metal Management, Ltd. - ADR (Ñ)	129,485	1,380
Spartech Corp.	14,500	46
Standard Register Co. (The) (Ñ)	20,200	147
Steel Dynamics, Inc.	130,016	1,381
Texas Industries, Inc. (Ñ)	22,155	503
Titanium Metals Corp. (Ñ)	123,103	868
Tredegar Corp.	11,363	188
Trimas Corp. (Æ)(Ñ)	12,969	19
United States Steel Corp.	12,800	384
Universal Forest Products, Inc. (Ñ)	13,400	281
URS Corp. (Æ)	170,034	5,790
US Concrete, Inc. (Æ)(Ñ)	71,590	199
Xerium Technologies, Inc. (Æ)(Ñ)	25,158	12

		92,191

Miscellaneous - 1.3%
Carlisle Cos., Inc. (Ñ)	14,300	267
Compass Diversified Holdings	7,648	83
Johnson Controls, Inc.	74,500	932
Kaman Corp.	105,146	2,007
Lancaster Colony Corp.	55,004	2,003
Teleflex, Inc.	120,301	6,397
Trinity Industries, Inc. (Ñ)	76,400	879
Walter Industries, Inc.	2,061	38
Wesco Financial Corp.	5,725	1,727

		14,333

Other Energy - 4.7%
Allis-Chalmers Energy, Inc. (Æ)(Ñ)	18,900	68
Alpha Natural Resources, Inc. (Æ)	49,400	806
Atwood Oceanics, Inc. (Æ)	25,953	432
Berry Petroleum Co. Class A (Ñ)	14,200	105
BJ Services Co.	74,629	821
Bolt Technology Corp. (Æ)(Ñ)	107,331	832
Brigham Exploration Co. (Æ)(Ñ)	190,713	477
Bronco Drilling Co., Inc. (Æ)(Ñ)	28,298	149
Cameron International Corp. (Æ)	77,780	1,801
CARBO Ceramics, Inc. (Ñ)	95,460	3,432
Cimarex Energy Co. (Ñ)	86,863	2,158
Clayton Williams Energy, Inc. (Æ)	7,249	288
Complete Production Services, Inc. (Æ)	35,110	225
Comstock Resources, Inc. (Æ)	28,087	1,071
Concho Resources, Inc. (Æ)	71,875	1,813
Continental Resources, Inc. (Æ)(Ñ)	152,670	3,156
Core Laboratories NV (Ñ)	25,734	1,729
Dawson Geophysical Co. (Æ)(Ñ)	116,134	1,850
Delek US Holdings, Inc.	4,100	28
Dynegy, Inc. Class A (Æ)	35,800	76
Edge Petroleum Corp. (Æ)	5,601	1
Enbridge Energy Partners, LP Class A (Ñ)	49,270	1,562
Energy Partners, Ltd. (Æ)(Ñ)	59,754	69
Energy XXI Bermuda, Ltd.	95,100	67
EXCO Resources, Inc. (Æ)	190,755	1,934
Exterran Holdings, Inc. (Æ)(Ñ)	56,880	1,260
Foundation Coal Holdings, Inc.	2,744	44

Russell U.S. Small & Mid Cap Fund	33

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Frontier Oil Corp.	200,600	2,865
Geokinetics, Inc. (Æ)	210,057	691
Goodrich Petroleum Corp. (Æ)(Ñ)	34,590	1,000
Helmerich & Payne, Inc.	42,500	955
Holly Corp.	46,200	1,080
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	106,515	1,890
Mariner Energy, Inc. (Æ)	50,798	503
Matrix Service Co. (Æ)	9,726	51
McMoRan Exploration Co. (Æ)(Ñ)	12,642	85
Mitcham Industries, Inc. (Æ)(Ñ)	8,649	31
Newfield Exploration Co. (Æ)	51,000	979
Newpark Resources (Æ)	186,700	786
Oceaneering International, Inc. (Æ)	49,625	1,710
Oil States International, Inc. (Æ)	12,400	227
Omni Energy Services Corp. (Æ)(Ñ)	47,027	55
Parker Drilling Co. (Æ)	96,400	204
Patterson-UTI Energy, Inc. (Ñ)	189,289	1,810
Penn Virginia Corp.	41,219	849
Penn Virginia GP Holdings, LP (Ñ)	8,955	100
Pioneer Drilling Co. (Æ)	84	—
Reliant Energy, Inc. (Æ)	26,900	137
Rosetta Resources, Inc. (Æ)	17,888	109
Rowan Cos., Inc. (Ñ)	87,071	1,102
Stone Energy Corp. (Æ)	63,779	547
Sunoco Logistics Partners, LP	19,200	1,034
Superior Energy Services, Inc. (Æ)	15,500	241
Swift Energy Co. (Æ)	31,700	486
Targa Resources Partners, LP (Ñ)	35,455	364
Teekay Tankers, Ltd. (Ñ)	49,200	577
TEPPCO Partners, LP (Ñ)	66,000	1,656
TXCO Resources, Inc. (Æ)(Ñ)	28,100	45
Union Drilling, Inc. (Æ)	14,300	65
Unit Corp. (Æ)	37,200	928
Western Refining, Inc.	22,500	262
Whiting Petroleum Corp. (Æ)	45,400	1,317
XTO Energy, Inc.	44,861	1,664

		52,659

Producer Durables - 5.4%
Actuant Corp. Class A (Ñ)	2,857	47
Aerovironment, Inc. (Æ)(Ñ)	65,250	2,418
AGCO Corp. (Æ)(Ñ)	17,700	377
Altra Holdings, Inc. (Æ)	129,465	910
AM Castle & Co.	11,000	93
Ametek, Inc.	32,500	1,039
AO Smith Corp.	47,855	1,315
Applied Signal Technology, Inc.	49,700	872
Argon ST, Inc. (Æ)(Ñ)	19,600	375
Arris Group, Inc. (Æ)	33,275	237
ATMI, Inc. (Æ)	748	10
Baldor Electric Co. (Ñ)	149,100	2,089
Cascade Corp. (Ñ)	7,500	172
Centex Corp.	150,365	1,280
Chart Industries, Inc. (Æ)	55,710	471
Cognex Corp.	16,574	216
Cohu, Inc. (Ñ)	143,098	1,428
Columbus McKinnon Corp. (Æ)	77,534	986

	Principal Amount ($) or Shares	Market Value $
Crane Co.	11,669	203
CTS Corp. (Ñ)	49,773	256
Darling International, Inc. (Æ)	82,661	379
Donaldson Co., Inc. (Ñ)	41,620	1,295
Dover Corp.	41,000	1,160
DR Horton, Inc. (Ñ)	304,800	1,817
Ducommun, Inc.	9,100	172
Electro Scientific Industries, Inc. (Æ)(Ñ)	361,840	2,287
EnPro Industries, Inc. (Æ)(Ñ)	9,894	181
Entegris, Inc. (Æ)	37,826	53
Esterline Technologies Corp. (Æ)	50,314	1,816
Federal Signal Corp.	74,200	501
Flowserve Corp.	15,800	842
Gardner Denver, Inc. (Æ)	58,114	1,265
GrafTech International, Ltd. (Æ)	110,119	882
Graham Corp. (Ñ)	23,350	233
Herman Miller, Inc.	46,995	516
HNI Corp. (Ñ)	38,635	510
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	77,500	131
Itron, Inc. (Æ)(Ñ)	25,362	1,656
Joy Global, Inc.	54,880	1,143
K-Tron International, Inc. (Æ)	10	1
Kennametal, Inc.	62,000	994
Kimball International, Inc. Class B	301,029	2,074
Knoll, Inc.	23,566	161
Ladish Co., Inc. (Æ)	47,900	545
Lam Research Corp. (Æ)	94,611	1,912
Lexmark International, Inc. Class A (Æ)	61,500	1,456
Lincoln Electric Holdings, Inc. (Ñ)	25,500	1,050
LTX-Credence Corp. (Æ)(Ñ)	73,546	21
MasTec, Inc. (Æ)	86,400	918
MDC Holdings, Inc. (Ñ)	24,877	762
Measurement Specialties, Inc. (Æ)	1,610	8
Meritage Homes Corp. (Æ)(Ñ)	51,800	571
Mettler Toledo International, Inc. (Æ)(Ñ)	20,757	1,382
NACCO Industries, Inc. Class A	30,332	970
Nordson Corp. (Ñ)	2,383	72
NVR, Inc. (Æ)(Ñ)	1,300	554
Park-Ohio Holdings Corp. (Æ)	2,700	10
Perceptron, Inc. (Æ)	354,025	1,204
Pitney Bowes, Inc.	65,703	1,463
Plantronics, Inc.	85,039	863
Powerwave Technologies, Inc. (Æ)(Ñ)	107,500	48
Pulte Homes, Inc. (Ñ)	37,500	381
Regal-Beloit Corp. (Ñ)	7,826	266
Ritchie Bros Auctioneers, Inc. (Ñ)	145,732	2,676
Robbins & Myers, Inc.	28,363	490
SBA Communications Corp. Class A (Æ)(Ñ)	170,261	3,388
Spirit Aerosystems Holdings, Inc. Class A (Æ)(Ñ)	105,200	1,431
Steelcase, Inc. Class A (Ñ)	59,100	255
Symmetricom, Inc. (Æ)	4,677	17
Technitrol, Inc.	41,800	92
Tecumseh Products Co. Class A (Æ)(Ñ)	32,668	268
Teradyne, Inc. (Æ)	39,517	190
Terex Corp. (Æ)	69,900	828
Thermadyne Holdings Corp. (Æ)	1,251	4

34	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Thomas & Betts Corp. (Æ)	66,146	1,415
Twin Disc, Inc.	3,464	23
Ultratech, Inc. (Æ)(Ñ)	26,442	296
Waters Corp. (Æ)	19,977	723
Watts Water Technologies, Inc. Class A (Ñ)	1,333	30

		61,445

Technology - 13.0%
3Com Corp. (Æ)	481,203	1,121
Acxiom Corp. (Ñ)	187,155	1,780
Adaptec, Inc. (Æ)	654,325	1,826
ADC Telecommunications, Inc. (Æ)(Ñ)	139,800	709
Adtran, Inc. (Ñ)	38,346	581
Affiliated Computer Services, Inc. Class A (Æ)	48,400	2,220
Amdocs, Ltd. (Æ)	54,500	922
American Reprographics Co. (Æ)	59,600	362
American Science & Engineering, Inc. (Ñ)	34,000	2,652
Amkor Technology, Inc. (Æ)(Ñ)	207,300	481
Amphenol Corp. Class A	152,245	3,981
Ansys, Inc. (Æ)	83,500	2,076
Applied Micro Circuits Corp. (Æ)	120,300	481
Arrow Electronics, Inc. (Æ)	146,100	2,786
Avnet, Inc. (Æ)	102,300	2,028
Avocent Corp. (Æ)(Ñ)	55,361	794
AVX Corp. (Ñ)	303,100	2,764
Benchmark Electronics, Inc. (Æ)	117,800	1,383
Broadcom Corp. Class A (Æ)	102,330	1,622
CACI International, Inc. Class A (Æ)	3,158	143
Celestica, Inc. (Æ)(Ñ)	167,251	719
Check Point Software Technologies, Ltd. (Æ)	83,500	1,893
Ciber, Inc. (Æ)	185,900	811
ClearOne Communications, Inc. (Æ)	333	1
Cogo Group, Inc. (Æ)(Ñ)	51,300	343
Coherent, Inc. (Æ)(Ñ)	13,199	239
Commvault Systems, Inc. (Æ)	14,861	197
Compuware Corp. (Æ)	178,028	1,157
COMSYS IT Partners, Inc. (Æ)	5,604	11
Concur Technologies, Inc. (Æ)(Ñ)	78,125	1,929
Constant Contact, Inc. (Æ)(Ñ)	89,225	1,362
CSG Systems International, Inc. (Æ)	90,294	1,309
Cubic Corp.	31,300	850
Digital River, Inc. (Æ)	27,671	685
DSP Group, Inc. (Æ)	2,051	13
Electronics for Imaging, Inc. (Æ)	52,766	469
Emulex Corp. (Æ)	81,065	463
EPIQ Systems, Inc. (Æ)	19,400	344
Equinix, Inc. (Æ)(Ñ)	107,041	5,711
Extreme Networks (Æ)(Ñ)	14,879	26
F5 Networks, Inc. (Æ)(Ñ)	47,952	1,063
Flextronics International, Ltd. (Æ)	956,964	2,498
Flir Systems, Inc. (Æ)(Ñ)	70,070	1,750
Gartner, Inc. (Æ)	38,698	548
Gerber Scientific, Inc. (Æ)	10,200	32
Harris Corp.	24,280	1,051
Harris Stratex Networks, Inc. Class A (Æ)	4,999	35

	Principal Amount ($) or Shares	Market Value $
Hittite Microwave Corp. (Æ)(Ñ)	72,607	1,860
Hutchinson Technology, Inc. (Æ)(Ñ)	18,900	60
Imation Corp. (Ñ)	41,307	402
Informatica Corp. (Æ)	103,029	1,315
Ingram Micro, Inc. Class A (Æ)	142,900	1,753
Integrated Device Technology, Inc. (Æ)	288,949	1,659
InterDigital, Inc. (Æ)(Ñ)	23,067	746
International Rectifier Corp. (Æ)	178,323	2,429
Intersil Corp. Class A	199,800	1,860
Intuit, Inc. (Æ)	93,648	2,121
ION Geophysical Corp. (Æ)(Ñ)	24,213	36
IXYS Corp.	471	3
Jabil Circuit, Inc.	466,500	2,715
JDA Software Group, Inc. (Æ)	47,149	528
JDS Uniphase Corp. (Æ)	194,663	707
Lattice Semiconductor Corp. (Æ)	9,253	14
Lawson Software, Inc. (Æ)	10,286	43
Mantech International Corp. Class A (Æ)	60,790	3,260
Marvell Technology Group, Ltd. (Æ)	249,087	1,816
Mentor Graphics Corp. (Æ)(Ñ)	64,854	302
Methode Electronics, Inc.	43,400	201
Micrel, Inc. (Ñ)	289,340	2,199
Micros Systems, Inc. (Æ)	153,414	2,209
MicroStrategy, Inc. Class A (Æ)	12,869	498
Monolithic Power Systems, Inc. (Æ)(Ñ)	86,290	1,048
NAM TAI Electronics, Inc.	297,600	1,687
NCR Corp. (Æ)	122,455	1,537
Ness Technologies, Inc. (Æ)	18,300	73
NetApp, Inc. (Æ)	39,921	592
Netlogic Microsystems, Inc. (Æ)(Ñ)	82,502	1,750
Netscout Systems, Inc. (Æ)	38,500	547
Nice Systems, Ltd. - ADR (Æ)	220,724	4,236
Novatel Wireless, Inc. (Æ)	23,400	130
Nvidia Corp. (Æ)	139,100	1,106
OSI Systems, Inc. (Æ)	120,471	1,763
Park Electrochemical Corp.	130	2
Pegasystems, Inc.	10,374	141
PerkinElmer, Inc.	27,100	342
Perot Systems Corp. Class A (Æ)	31,579	410
Plexus Corp. (Æ)	21,300	308
QLogic Corp. (Æ)	66,000	747
Quantum Corp. (Æ)	22,000	11
Rackable Systems, Inc. (Æ)	28,298	111
RealNetworks, Inc. (Æ)	52,545	148
SAIC, Inc. (Æ)	89,961	1,776
Sanmina-SCI Corp. (Æ)	958,572	316
Sapient Corp. (Æ)	85,244	363
Scansource, Inc. (Æ)(Ñ)	25,575	479
Semtech Corp. (Æ)	4,890	57
Sierra Wireless, Inc. (Æ)(Ñ)	143,556	791
Silicon Image, Inc. (Æ)	150,292	552
Skyworks Solutions, Inc. (Æ)	195,900	846
Solera Holdings, Inc. (Æ)	165,073	3,977
SPSS, Inc. (Æ)	4,900	126
Standard Microsystems Corp. (Æ)	13,438	186
Stanley, Inc. (Æ)(Ñ)	69,500	2,103
Starent Networks Corp. (Æ)(Ñ)	55,625	818

Russell U.S. Small & Mid Cap Fund	35

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sybase, Inc. (Æ)(Ñ)	156,564	4,276
SYKES Enterprises, Inc. (Æ)(Ñ)	10,966	183
Synaptics, Inc. (Æ)(Ñ)	39,183	924
Synchronoss Technologies, Inc. (Æ)(Ñ)	30,394	259
Syniverse Holdings, Inc. (Æ)	296,401	4,019
SYNNEX Corp. (Æ)(Ñ)	21,600	332
Tekelec (Æ)(Ñ)	46,486	577
TeleCommunication Systems, Inc. (Æ)	136,500	977
Tellabs, Inc. (Æ)	325,516	1,344
TIBCO Software, Inc. (Æ)	159,462	853
Tier Technologies, Inc. Class B (Æ)	495,111	2,872
Trimble Navigation, Ltd. (Æ)	76,906	1,140
TTM Technologies, Inc. (Æ)(Ñ)	36,308	219
Tyler Technologies, Inc. (Æ)(Ñ)	102,118	1,286
Utstarcom, Inc. (Æ)(Ñ)	27,580	41
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	95,450	1,817
Verint Systems, Inc. (Æ)	80,981	526
Vignette Corp. (Æ)(Ñ)	15,178	106
Vishay Intertechnology, Inc. (Æ)	882,794	2,613
Vocus, Inc. (Æ)	71,246	1,087
Western Digital Corp. (Æ)	147,100	2,159
White Electronic Designs Corp. (Æ)	826,448	3,215
Wind River Systems, Inc. (Æ)	36,191	288
Xilinx, Inc.	92,100	1,552
Zoran Corp. (Æ)	14,400	86

		146,787

Utilities - 4.2%
AGL Resources, Inc.	38,200	1,178
Allete, Inc.	23,000	715
Alliant Energy Corp.	22,000	634
Atlantic Tele-Network, Inc.	11,200	241
Atmos Energy Corp.	119,400	2,931
Avista Corp.	109,475	2,084
Black Hills Corp.	24,212	642
California Water Service Group	24,200	1,053
Centennial Communications Corp. (Æ)	48,116	394
CenturyTel, Inc. (Ñ)	70,600	1,916
Cincinnati Bell, Inc. (Æ)	178,467	248
Cleco Corp.	108,048	2,469
CMS Energy Corp. (Ñ)	89,300	1,049
El Paso Electric Co. (Æ)	58,700	971
El Paso Pipeline Partners, LP (Ñ)	103,500	1,755
Frontier Communications Corp.	171,600	1,392
Hawaiian Electric Industries, Inc.	47,000	1,019
Idacorp, Inc. (Ñ)	99,150	2,886
Integrys Energy Group, Inc.	4,100	171
Iowa Telecommunications Services, Inc. (Ñ)	39,086	502
Laclede Group, Inc. (The)	8,869	403
Leap Wireless International, Inc. (Æ)(Ñ)	84,378	2,126
MGE Energy, Inc. (Ñ)	2,600	83
Neutral Tandem, Inc. (Æ)	58,100	920
New Jersey Resources Corp. (Ñ)	72,099	2,891
Nicor, Inc. (Ñ)	28,700	982

	Principal Amount ($) or Shares	Market Value $
NII Holdings, Inc. (Æ)	75,280	1,461
Northwest Natural Gas Co. (Ñ)	10,300	442
NorthWestern Corp.	24,200	586
NTELOS Holdings Corp.	29,324	635
Oneok, Inc.	10,200	298
Otter Tail Corp. (Ñ)	34,156	692
Pepco Holdings, Inc.	38,200	680
Pike Electric Corp. (Æ)(Ñ)	21,628	243
Portland General Electric Co.	54,858	1,067
Premiere Global Services, Inc. (Æ)	95,700	927
Southwest Gas Corp.	128,176	3,302
Southwest Water Co. (Ñ)	21,900	98
TECO Energy, Inc. (Ñ)	42,200	507
UGI Corp.	165,000	4,186
US Cellular Corp. (Æ)	6,300	264
USA Mobility, Inc. (Æ)	35,166	372
Westar Energy, Inc.	18,931	380
WGL Holdings, Inc. (Ñ)	10,300	331

		48,126

Total Common Stocks (cost $1,381,029)		1,014,608

Short-Term Investments - 8.1%
Russell Investment Company Russell Money Market Fund	91,232,001	91,232

Total Short-Term Investments (cost $91,232)		91,232

Other Securities - 24.7%
Russell Investment Company Russell Money Market Fund (×)	156,580,030	156,580
State Street Securities Lending Quality Trust (×)	128,425,785	122,584

Total Other Securities (cost $285,006)		279,164

Total Investments - 122.5% (identified cost $1,757,267)		1,385,004

Other Assets and Liabilities, Net - (22.5%)		(254,323)

Net Assets - 100.0%		1,130,681

See accompanying notes which are an integral part of the financial statements.

36	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	2,760	USD	122,158	03/09	(7,003)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(7,003)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 86.3%
Australia - 3.2%
ABC Learning Centres, Ltd.	43,374	15
AGL Energy, Ltd.	16,830	156
Allco Finance Group, Ltd. (Æ)(Ñ)	446,809	40
Amcor, Ltd.	1,851,232	6,283
AMP, Ltd.	774,303	2,560
Ansell, Ltd. - GDR	77,223	499
APN News & Media, Ltd.	6,332	8
Aristocrat Leisure, Ltd.	32,308	76
Asciano Group	26,747	18
Australand Property Group (ö)	50,838	8
Australia & New Zealand Banking Group, Ltd. (Ñ)	381,743	3,166
AWB, Ltd.	65,443	91
AXA Asia Pacific Holdings, Ltd.	56,082	166
BHP Billiton, Ltd.	520,384	9,800
BlueScope Steel, Ltd.	162,658	359
Boart Longyear Group	295,467	35
Boral, Ltd. (Ñ)	3,608	7
Brambles, Ltd.	97,002	415
Caltex Australia, Ltd.	7,953	44
Centennial Coal Co., Ltd.	17,969	31
CFS Retail Property Trust (ö)(Ñ)	87,730	99
Coca-Cola Amatil, Ltd.	19,104	111
Commonwealth Bank of Australia	149,057	2,511
CSL, Ltd.	665,459	15,670
Dexus Property Group (ö)	149,393	71
Downer EDI, Ltd.	167,504	371
Fairfax Media, Ltd. (Ñ)	16,390	14
Felix Resources, Ltd.	73,630	313
Flight Centre, Ltd. (Ñ)	9,305	37
Foster’s Group, Ltd.	3,445,410	11,885
Goodman Group (ö)(Ñ)	84,338	38
GPT Group (ö)	195,392	94
Insurance Australia Group, Ltd.	54,888	134
Lend Lease Corp., Ltd.	286,500	1,219
Macquarie Airports	438,419	631
Macquarie Infrastructure Group (Ñ)	890,443	896
Macquarie Office Trust (ö)	145,630	17
Metcash, Ltd. (Ñ)	79,851	211
Mirvac Group (ö)	59,669	42
Mount Gibson Iron, Ltd. (Æ)(Ñ)	388,423	96
National Australia Bank, Ltd.	1,051,000	12,435
Newcrest Mining, Ltd.	262,607	5,100
Origin Energy, Ltd.	39,718	350
OZ Minerals, Ltd. (Ñ)	127,442	61
PaperlinX, Ltd.	135,690	37
Qantas Airways, Ltd.	200,490	308
QBE Insurance Group, Ltd. (Ñ)	125,216	1,886
Rio Tinto, Ltd. (Ñ)	117,053	3,045
Santos, Ltd.	35,144	316
Stockland (ö)(Ñ)	64,312	147
Suncorp-Metway, Ltd.	102,705	483
TABCORP Holdings, Ltd.	72,439	300
Telstra Corp., Ltd.	6,627,737	15,857
Tower Australia Group, Ltd.	9,821	14

	Principal Amount ($) or Shares	Market Value $
Wesfarmers, Ltd. (Ñ)	394,538	3,836
Wesfarmers, Ltd.	4,139	40
Wesfarmers, Ltd. (Æ)	7,870	67
Westfield Group (ö)	90,792	688
Westpac Banking Corp.	147,463	1,448
Woolworths, Ltd.	55,506	968

		105,623

Austria - 0.1%
Erste Group Bank AG (Ñ)	188,750	2,846
Voestalpine AG	78,600	1,526

		4,372

Belgium - 0.7%
Anheuser-Busch InBev NV	218,263	5,564
Belgacom SA	62,668	2,195
Colruyt SA	14,951	3,317
Delhaize Group	63,931	4,126
Euronav NV	15,419	236
Fortis	255,564	—
Fortis (Æ)	718,051	1,701
Hansen Transmissions International NV (Æ)(Ñ)	1,445,475	2,223
Nationale A Portefeuille	3,893	184
Solvay SA (Ñ)	37,700	2,674
Tessenderlo Chemie NV	14,533	441
Umicore	24,496	458

		23,119

Bermuda - 0.5%
Arch Capital Group, Ltd. (Æ)	15,500	932
Catlin Group, Ltd.	47,804	240
Cheung Kong Infrastructure Holdings, Ltd.	17,000	64
Chinese Estates Holdings, Ltd.	178,000	218
Esprit Holdings, Ltd.	1,124,676	5,999
First Pacific Co.	66,000	24
Giordano International, Ltd. (Ñ)	126,632	30
Hongkong Land Holdings, Ltd.	10,000	21
Jardine Matheson Holdings, Ltd.	246,200	4,850
Li & Fung, Ltd. (Ñ)	1,747,000	3,502
Mongolia Energy Co. Ltd. (Æ)(Ñ)	16,000	4
Noble Group, Ltd. (Ñ)	68,000	46
Orient Overseas International, Ltd. (Ñ)	59,400	141
Pacific Basin Shipping, Ltd.	20,000	10
Texwinca Holdings, Ltd. (Ñ)	184,000	79
VTech Holdings, Ltd. (Ñ)	25,248	97

		16,257

Brazil - 0.9%
Banco do Brasil SA	43,800	268
Cia Vale do Rio Doce Class B (Æ)(Ñ)	378,000	5,334
Gafisa SA	526,697	2,656
Petroleo Brasileiro SA - ADR	487,441	12,771
Unibanco - Uniao de Bancos Brasileiros SA - ADR	180,997	10,186

		31,215

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canada - 2.4%
Barrick Gold Corp.	268,200	10,059
BCE, Inc.	226,900	4,646
Canadian Imperial Bank of Commerce	96,500	3,670
Canadian National Railway Co.	176,250	6,169
Canadian Natural Resources, Ltd.	94,200	3,372
EnCana Corp.	93,000	4,139
Fairfax Financial Holdings, Ltd.	9,300	3,025
Husky Energy, Inc. (Ñ)	23,600	586
Inmet Mining Corp.	24,300	399
Magna International, Inc.	54,100	1,515
Methanex Corp.	106,715	825
National Bank of Canada	3,700	103
Nexen, Inc.	116,530	1,697
Open Text Corp. (Æ)	10,800	378
Petro-Canada	150,500	3,263
Potash Corp. of Saskatchewan	117,146	8,769
Research In Motion, Ltd. (Æ)(Ñ)	140,905	7,806
Rogers Communications, Inc. Class B (Ñ)	593,415	16,734
Sun Life Financial, Inc.	28,900	588
Teck Cominco, Ltd. Class B (Æ)	218,224	843
Yamana Gold, Inc. (Ñ)	231,100	1,863

		80,449

Cayman Islands - 0.1%
Baidu, Inc. - ADR (Æ)(Ñ)	18,600	2,395
Hutchison Telecommunications International, Ltd.	506,043	127
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	100,350	1,214

		3,736

China - 0.2%
China Construction Bank Corp. Class H (Ñ)	3,123,000	1,526
China COSCO Holdings Co., Ltd. Class H (Ñ)	685,186	412
China Petroleum & Chemical Corp. Class H	4,712,000	2,549
Industrial & Commercial Bank of China (Ñ)	5,320,000	2,262

		6,749

Czech Republic - 0.1%
Komercni Banka AS (Ñ)	19,635	2,186

Denmark - 0.6%
AP Moller - Maersk A/S (Ñ)	361	1,732
H Lundbeck A/S (Ñ)	15,756	329
Novo Nordisk A/S Series B	104,260	5,563
TDC A/S	26	1
Vestas Wind Systems A/S (Æ)(Ñ)	239,733	11,591

		19,216

Finland - 0.8%
Fortum OYJ	125,839	2,457
Konecranes OYJ	27,558	423

	Principal Amount ($) or Shares	Market Value $
Nokia OYJ	1,181,678	14,502
Outokumpu OYJ (Ñ)	37,833	431
Rautaruukki OYJ	18,456	294
Sanoma OYJ	9,913	117
Stora Enso OYJ Class R (Ñ)	434,724	2,654
UPM-Kymmene OYJ	445,118	4,209

		25,087

France - 10.0%
Accor SA (Ñ)	141,770	5,610
Air Liquide SA (Ñ)	109,370	7,971
Alcatel-Lucent (Æ)(Ñ)	87,704	174
Alstom	132,683	6,438
AXA SA	573,078	8,928
BioMerieux	3,220	251
BNP Paribas (Ñ)	646,041	24,752
Bouygues (Ñ)	25,284	864
Capital Gemini SA	7,500	260
Carrefour SA (Ñ)	600,963	20,605
Christian Dior SA	5,612	280
Cie de Saint-Gobain (Ñ)	236,122	8,007
Ciments Francais SA	3,354	257
CNP Assurances	25,980	1,732
Compagnie Generale des Etablissements Michelin Class B	47,800	1,875
Credit Agricole SA	406,873	4,951
Eramet (Ñ)	1,720	273
France Telecom SA (Ñ)	825,396	18,635
GDF Suez (Æ)(Ñ)	622,181	23,879
GDF Suez (Æ)	55,671	—
Groupe Danone	16,167	832
Ipsen SA	33,028	1,295
IPSOS	3,262	70
JC Decaux SA (Ñ)	126,770	1,752
L’Oreal SA	67,098	4,465
Lagardere SCA	112,947	4,308
Legrand SA (Ñ)	288,370	4,865
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	223,319	12,210
M6-Metropole Television	19,531	317
Neopost SA	21,701	1,749
Nexans SA	10,291	593
Pernod-Ricard SA (Ñ)	112,766	7,092
Renault SA (Ñ)	303,610	5,870
Sanofi-Aventis SA (Ñ)	458,622	25,830
Schneider Electric SA (Ñ)	165,356	10,517
Societe Generale	263,149	11,095
Sodexo (Ñ)	32,129	1,630
Suez Environnement SA (Æ)	62,070	992
Teleperformance - GDR	49,736	1,364
Thales SA (Ñ)	190,439	8,472
Total SA	1,223,567	61,205
Total SA - ADR (Ñ)	137,200	6,830
UbiSoft Entertainment (Æ)	55,980	793
Unibail-Rodamco (ö)(Ñ)	1,061	143
Valeo SA (Ñ)	44,200	493
Vallourec	46,188	4,544

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Veolia Environnement	36,295	818
Vivendi	663,635	17,134

		333,020

Germany - 6.7%
Adidas AG (Ñ)	49,687	1,720
Allianz SE	202,558	17,048
BASF SE (Ñ)	254,141	7,357
Bayer AG (Ñ)	301,548	16,095
Bayerische Motoren Werke AG (Ñ)	136,772	3,244
Beiersdorf AG (Ñ)	37,888	1,856
Celesio AG	20,000	428
Commerzbank AG (Ñ)	66,483	303
Daimler AG	61,654	1,729
Deutsche Bank AG (Ñ)	187,042	4,927
Deutsche Boerse AG (Ñ)	132,667	6,671
Deutsche Lufthansa AG	351,586	4,262
Deutsche Postbank AG (Æ)(Ñ)	15,681	188
Deutsche Telekom AG (Ñ)	2,058,009	24,875
E.ON AG	537,449	17,292
Fielmann AG	4,181	267
Fresenius Medical Care AG & Co. KGaA (Ñ)	86,205	3,868
Generali Deutschland Holding AG	790	63
Gildemeister AG	2,848	22
Hannover Rueckversicherung AG (Æ)	104,622	3,210
Lanxess AG	56,189	822
Linde AG (Ñ)	267,765	17,853
Merck KGaA (Ñ)	100,576	8,543
Metro AG (Ñ)	203,163	7,401
MTU Aero Engines Holding AG	26,447	740
Muenchener Rueckversicherungs AG (Ñ)	95,314	12,674
Norddeutsche Affinerie AG	4,617	139
RWE AG	270,257	21,001
Salzgitter AG	37,826	2,747
SAP AG (Ñ)	422,884	15,017
Siemens AG (Ñ)	165,308	9,268
Solarworld AG (Ñ)	30,648	653
Stada Arzneimittel AG	19,898	485
Suedzucker AG (Ñ)	87,400	1,381
Symrise AG (Ñ)	442,957	4,126
ThyssenKrupp AG (Ñ)	1,732	35
Tognum AG	45,944	512
TUI AG (Ñ)	86,600	727
United Internet AG (Ñ)	56,639	413
Volkswagen AG	4,161	1,327
Wacker Chemie AG	5,650	404
Wincor Nixdorf AG	4,102	195

		221,888

Greece - 0.0%
National Bank of Greece SA	53,577	889

Hong Kong - 1.3%
BOC Hong Kong Holdings, Ltd.	267,833	274
Cheung Kong Holdings, Ltd.	830,600	7,703
China Mobile, Ltd. (Ñ)	622,500	5,615
CLP Holdings, Ltd. (Ñ)	324,300	2,198

	Principal Amount ($) or Shares	Market Value $
CNOOC, Ltd.	7,636,650	6,577
Hang Lung Group, Ltd.	68,462	222
Hang Lung Properties, Ltd. - ADR	77,000	173
Hang Seng Bank, Ltd.	24,900	300
Henderson Land Development Co., Ltd.	27,000	103
Hong Kong & China Gas Co., Ltd.	25,000	41
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	50,754	435
HongKong Electric Holdings (Ñ)	1,598,900	9,385
Hopewell Holdings (Ñ)	74,000	244
Hutchison Whampoa, Ltd.	142,500	727
Hysan Development Co., Ltd.	140,000	227
Industrial and Commercial Bank of China Asia, Ltd.	151,000	140
Link REIT (The) (ö)	105,500	197
New World Development, Ltd.	134,000	128
Sun Hung Kai Properties, Ltd. (Ñ)	326,333	2,901
Swire Pacific, Ltd. (Ñ)	60,821	393
Television Broadcasts, Ltd.	67,334	239
Wharf Holdings, Ltd.	2,099,196	5,213
Wheelock & Co., Ltd. (Ñ)	89,068	157

		43,592

India - 0.3%
ICICI Bank, Ltd. - ADR (Ñ)	204,004	3,362
Infosys Technologies, Ltd.	168,500	4,456
Infosys Technologies, Ltd. - ADR (Ñ)	7,590	202
State Bank of India, Ltd. - GDR	24,500	1,172

		9,192

Israel - 0.8%
Check Point Software Technologies (Æ)	111,300	2,523
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	592,204	24,547

		27,070

Italy - 1.7%
A2A SpA	785,600	1,363
Alleanza Assicurazioni SpA (Ñ)	587,526	3,986
Ansaldo STS SpA	243,781	2,958
Banco Popolare SC	77,937	444
Buzzi Unicem SpA	18,846	236
Credito Emiliano SpA	2,149	10
Davide Campari-Milano SpA (Ñ)	39,878	226
Enel SpA	201,621	1,130
ENI SpA	787,384	16,706
Fondiaria-Sai SpA	95,415	1,490
Indesit Co. SpA	44,722	169
Intesa Sanpaolo SpA (Æ)	5,706,743	17,981
Mediaset SpA (Ñ)	141,599	690
Milano Assicurazioni SPA	29,862	81
Pirelli & C SpA	1,035,914	297
Telecom Italia SpA	2,580,800	3,172
Terna Rete Elettrica Nazionale SpA	425,041	1,291
UniCredit SpA (Æ)	2,655,472	4,672
Unione di Banche Italiane SCPA	4,984	62

		56,964

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Japan - 18.0%
77 Bank, Ltd. (The)	26,000	130
Aeon Credit Service Co., Ltd. (Ñ)	269,600	2,434
Aiful Corp. (Ñ)	1,536	3
Aioi Insurance Co., Ltd.	57,000	277
Aisin Seiki Co., Ltd.	24,600	326
Alps Electric Co., Ltd.	143,900	607
Amada Co., Ltd.	33,000	157
Aruze Corp.	600	5
Asahi Glass Co., Ltd.	43,000	225
Astellas Pharma, Inc.	315,300	11,890
Bank of Yokohama, Ltd. (The)	1,040,546	5,273
Bridgestone Corp.	72,600	914
Brother Industries, Ltd.	76,500	493
Calsonic Kansei Corp.	124,000	130
Canon Marketing Japan, Inc. (Ñ)	55,200	810
Canon, Inc.	1,292,648	34,742
Casio Computer Co., Ltd.	45,400	356
Central Glass Co., Ltd.	161,000	585
Central Japan Railway Co.	34	242
Chubu Electric Power Co., Inc.	42,700	1,213
Circle K Sunkus Co., Ltd. (Ñ)	43,000	749
Coca-Cola West Co., Ltd. (Ñ)	19,800	407
COMSYS Holdings Corp.	45,000	380
Dai Nippon Printing Co., Ltd.	92,000	897
Daiei, Inc. (The) (Æ)(Ñ)	52,950	235
Daifuku Co., Ltd.	36,000	181
Daiichi Chuo KK (Ñ)	66,000	156
Daiichi Sankyo Co., Ltd.	25,500	573
Daikin Industries, Ltd. (Ñ)	120,400	2,749
Daishi Bank, Ltd. (The)	74,000	314
Daito Trust Construction Co., Ltd.	8,700	374
Daiwa Securities Group, Inc.	1,323,580	7,238
Denso Corp.	201,000	3,633
DIC Corp.	519,000	836
Doutor Nichires Holdings Co., Ltd.	5,600	94
Duskin Co., Ltd.	5,100	85
East Japan Railway Co.	83,500	5,658
Ebara Corp. (Ñ)	89,000	162
Eisai Co., Ltd. (Ñ)	34,100	1,246
Exedy Corp.	23,300	264
FamilyMart Co., Ltd.	17,400	635
Fanuc, Ltd.	261,800	15,531
Fast Retailing Co., Ltd.	15,700	1,982
Fuji Fire & Marine Insurance Co., Ltd. (The)	171,000	192
Fuji Media Holdings, Inc.	3,515	4,470
FUJIFILM Holdings Corp.	37,200	812
Fujitsu, Ltd.	1,030,000	4,627
Funai Electric Co., Ltd.	15,300	362
Futaba Corp.	5,900	81
Glory, Ltd. (Ñ)	40,100	681
Gunze, Ltd. (Ñ)	57,000	199
H2O Retailing Corp. (Ñ)	69,000	497
Hachijuni Bank, Ltd. (The)	29,000	162
Hakuhodo DY Holdings, Inc. (Ñ)	3,700	165
Hanwa Co., Ltd.	25,000	73
Higo Bank, Ltd. (The)	59,000	344
Hino Motors, Ltd. (Ñ)	52,000	91

	Principal Amount ($) or Shares	Market Value $
Hirose Electric Co., Ltd. (Ñ)	29,000	2,727
Hitachi Cable, Ltd.	41,000	74
Hitachi Capital Corp.	25,200	305
Hitachi High-Technologies Corp.	13,200	197
Hitachi Kokusai Electric, Inc.	133	1
Hitachi Software Engineering Co., Ltd.	12,800	181
Hitachi Transport System, Ltd.	20,200	250
Hitachi, Ltd.	706,000	2,256
Honda Motor Co., Ltd.	620,800	13,879
Hosiden Corp. (Ñ)	165,600	1,916
Hoya Corp.	408,100	7,251
Hyakujushi Bank, Ltd. (The)	28,000	145
Inpex Holdings, Inc. (Ñ)	1,199	8,602
Isuzu Motors, Ltd.	1,134,000	1,298
Itoham Foods, Inc.	143,000	481
Japan Tobacco, Inc.	867	2,477
JFE Holdings, Inc.	147,900	3,666
JFE Shoji Holdings, Inc.	126,000	374
JGC Corp.	21,000	297
Joyo Bank, Ltd. (The) (Ñ)	1,425,199	7,705
JSR Corp. (Ñ)	54,900	665
JTEKT Corp.	22,400	138
Kagoshima Bank, Ltd. (The)	84,000	643
Kaken Pharmaceutical Co., Ltd.	41,000	447
Kamigumi Co., Ltd.	53,000	420
Kandenko Co., Ltd. (Ñ)	34,000	250
Kaneka Corp.	79,000	422
Kansai Paint Co., Ltd. (Ñ)	125,000	629
Kao Corp.	1,167,800	28,390
Kayaba Industry Co., Ltd.	122	—
KDDI Corp.	2,436	15,222
Keihin Corp.	77,000	642
Keiyo Bank, Ltd. (The)	97,000	475
Keyence Corp. (Ñ)	22,598	4,101
Kinden Corp.	34,000	299
Kintetsu World Express, Inc.	10,300	190
Kobayashi Pharmaceutical Co., Ltd. (Ñ)	3,200	120
Komatsu, Ltd.	418,600	4,298
Komori Corp.	41,800	392
Konica Minolta Holdings, Inc.	153,500	1,181
Kose Corp. (Ñ)	389,060	8,462
Kuraray Co., Ltd.	61,500	482
Kureha Corp.	12,000	58
Kurita Water Industries, Ltd. (Ñ)	97,300	2,182
Kyocera Corp.	40,400	2,581
Kyoei Steel, Ltd.	6,000	101
Lawson, Inc.	14,500	715
Leopalace21 Corp.	22,700	191
Lintec Corp. (Ñ)	19,300	240
Marubeni Corp.	1,625,000	5,756
MID Reit, Inc. Class A (ö)	1,061	1,687
Miraca Holdings, Inc.	10,500	225
Mitsubishi Chemical Holdings Corp. (Ñ)	348,500	1,422
Mitsubishi Corp.	417,400	5,523
Mitsubishi Electric Corp.	31,000	141
Mitsubishi Estate Co., Ltd.	60,000	784
Mitsubishi Heavy Industries, Ltd.	34,000	128
Mitsubishi Materials Corp.	131,000	326
Mitsubishi UFJ Financial Group, Inc.	2,047,224	11,354

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mitsubishi UFJ Lease & Finance Co., Ltd. (Ñ)	20,530	481
Mitsui & Co., Ltd.	504,000	5,235
Mitsui Chemicals, Inc. (Ñ)	272,000	780
Mitsui Fudosan Co., Ltd.	79,000	1,017
Mitsui OSK Lines, Ltd.	51,000	292
Mitsui Sumitomo Insurance Group Holdings, Inc.	187,045	4,791
Mizuho Financial Group, Inc. (Ñ)	3,182,100	7,823
Mochida Pharmaceutical Co., Ltd.	6,000	71
Musashino Bank, Ltd. (The)	12,100	414
Namco Bandai Holdings, Inc. (Ñ)	114,900	1,144
NEC Corp.	156,000	415
NEC Electronics Corp. (Æ)	26,500	183
NGK Insulators, Ltd.	26,000	332
Nichirei Corp.	175,000	675
Nifco, Inc.	30,500	270
Nintendo Co., Ltd.	63,700	19,596
Nippon Building Fund, Inc. Class A (ö)	15	161
Nippon Commercial Investment Corp. (ö)(Ñ)	413	272
Nippon Electric Glass Co., Ltd.	687,200	4,487
Nippon Express Co., Ltd.	221,000	790
Nippon Kayaku Co., Ltd.	71,000	321
Nippon Konpo Unyu Soko Co., Ltd.	32,000	329
Nippon Mining Holdings, Inc.	687,500	2,497
Nippon Oil Corp.	133,000	577
Nippon Seiki Co., Ltd.	4,054	25
Nippon Sheet Glass Co., Ltd.	40,000	98
Nippon Steel Corp.	532,000	1,555
Nippon Telegraph & Telephone Corp.	246,300	11,875
Nippon Yusen Kabushiki Kaisha	75,000	351
Nipponkoa Insurance Co., Ltd. (Ñ)	1,510,510	12,284
Nissan Motor Co., Ltd.	1,164,700	3,477
Nissan Shatai Co., Ltd.	94,000	592
Nisshin Seifun Group, Inc. (Ñ)	30,000	326
Nitto Denko Corp.	285,300	5,258
Nomura Holdings, Inc. (Ñ)	1,730,160	11,144
Nomura Research Institute, Ltd. (Ñ)	435,120	7,797
NTT DoCoMo, Inc.	1,638	2,852
Okinawa Electric Power Co., Inc. (The)	4,500	310
Omron Corp.	38,600	456
Ono Pharmaceutical Co., Ltd.	4,300	225
ORIX Corp.	8,770	381
Osaka Gas Co., Ltd.	225,000	957
Panasonic Corp.	192,000	2,302
Promise Co., Ltd. (Ñ)	10,050	183
QP Corp. (Ñ)	47,000	609
Rakuten, Inc. (Æ)(Ñ)	3,066	1,798
Ricoh Co., Ltd.	27,000	328
Rohm Co., Ltd.	23,300	1,150
Sankyo Co., Ltd.	15,700	750
Sanwa Holdings Corp.	52,000	177
Seiko Epson Corp.	20,700	259
Seino Holdings Corp.	60,000	292
Sekisui House, Ltd.	607,000	5,099
Seven & I Holdings Co., Ltd.	952,279	25,380
Sharp Corp. (Ñ)	527,000	3,890
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	22,300	446

	Principal Amount ($) or Shares	Market Value $
Shimano, Inc. (Ñ)	500	17
Shin-Etsu Chemical Co., Ltd.	334,200	15,520
Shinsei Bank, Ltd. (Æ)(Ñ)	145,000	185
Shionogi & Co., Ltd.	128,000	2,727
Showa Shell Sekiyu KK	56,079	522
SMC Corp.	48,698	4,343
Snow Brand Milk Products Co., Ltd. (Ñ)	75,500	263
Softbank Corp. (Ñ)	289,300	4,451
Sohgo Security Services Co., Ltd. (Ñ)	1,104	10
Sony Corp. (Ñ)	215,000	4,158
Stanley Electric Co., Ltd.	15,700	150
Sugi Holdings Co., Ltd. - GDR (Ñ)	276,076	6,463
Sumco Corp. (Ñ)	22,460	289
Sumitomo Bakelite Co., Ltd. (Ñ)	113,000	446
Sumitomo Corp.	51,000	461
Sumitomo Forestry Co., Ltd.	67,700	485
Sumitomo Metal Mining Co., Ltd. (Ñ)	65,000	606
Sumitomo Mitsui Financial Group, Inc. (Ñ)	137,200	5,435
Sumitomo Realty & Development Co., Ltd.	163,000	1,867
Sumitomo Trust & Banking Co., Ltd. (The)	764,218	3,756
Suzuken Co., Ltd.	15,000	382
Suzuki Motor Corp. (Ñ)	359,035	4,829
Takara Holdings, Inc.	43,000	205
Takata Corp. (Ñ)	18,400	136
Takeda Pharmaceutical Co., Ltd.	607,200	28,369
Takefuji Corp. (Ñ)	29,550	208
TDK Corp.	12,600	470
THK Co., Ltd. (Ñ)	194,176	2,453
Toho Pharmaceutical Co., Ltd.	6,758	76
Tohoku Electric Power Co., Inc.	9,100	234
Tokai Rika Co., Ltd.	59,700	452
Tokai Rubber Industries, Inc.	58,100	431
Tokio Marine Holdings, Inc.	437,600	11,526
Tokyo Electric Power Co., Inc. (The)	243,400	7,606
Tokyo Electron, Ltd.	116,300	4,250
Tokyo Gas Co., Ltd.	135,000	636
Tokyo Ohka Kogyo Co., Ltd.	6	—
Tokyo Steel Manufacturing Co., Ltd.	67,800	660
Tokyu Land Corp. (Ñ)	554,900	1,733
Toppan Printing Co., Ltd. (Ñ)	38,000	255
Toshiba Corp. (Ñ)	1,276,000	4,431
Toshiba Machine Co., Ltd. (Ñ)	4,111	11
Toshiba TEC Corp.	116,000	344
Toyo Engineering Corp. Class A (Ñ)	71,000	229
Toyo Seikan Kaisha, Ltd.	34,200	506
Toyo Suisan Kaisha, Ltd.	20,000	528
Toyoda Gosei Co., Ltd.	15,000	168
Toyota Auto Body Co., Ltd.	36,900	489
Toyota Motor Corp.	924,600	29,489
Toyota Tsusho Corp.	23,900	214
Trend Micro, Inc. (Æ)	7,000	191
TS Tech Co., Ltd.	8,665	44
Unicharm Corp.	44,100	3,026
United Urban Investment Corp. Class A (ö)(Ñ)	477	1,946
USS Co., Ltd.	6,390	270
West Japan Railway Co.	1,583	6,435
Yahoo! Japan Corp. (Ñ)	3,879	1,233
Yamaha Corp.	30,000	262

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Yamato Holdings Co., Ltd.	37,000	376
Yamato Kogyo Co., Ltd. - GDR	8,000	193

		596,340

Luxembourg - 0.2%
ArcelorMittal (Ñ)	215,016	4,829
Oriflame Cosmetics SA (Ñ)	9,067	215
SES	130,330	2,394

		7,438

Malaysia - 0.0%
Sime Darby BHD	1,023,000	1,547

Mauritius - 0.0%
Golden Agri-Resources, Ltd. (Ñ)	898,230	182

Mexico - 0.5%
America Movil SAB de CV Series L	150,640	4,295
Cemex SAB de CV - ADR (Æ)(Ñ)	1,109,604	8,644
Fomento Economico Mexicano SAB de CV - ADR	26,800	754
Grupo Modelo SAB de CV	733,100	1,933

		15,626

Netherlands - 3.7%
Aegon NV (Æ)	44,145	233
Akzo Nobel NV	60,481	2,165
ASML Holding NV (Ñ)	401,822	6,677
CSM	48,281	616
European Aeronautic Defence and Space Co. NV (Ñ)	271,144	4,743
Heineken NV (Ñ)	1,273,886	37,518
Imtech NV	29,758	461
ING Groep NV (Æ)	1,158,944	9,256
James Hardie Industries NV (Æ)	83,152	204
Koninklijke Ahold NV	1,340,396	16,119
Koninklijke Philips Electronics NV	218,607	3,968
OCE NV (Ñ)	2,465	6
Qiagen NV (Æ)	117,690	2,016
Reed Elsevier NV	675,295	7,487
Royal KPN NV	876,493	11,707
SNS Reaal	81,679	358
STMicroelectronics NV (Ñ)	58,253	303
TNT NV	364,800	6,359
Unilever NV	177,933	3,927
Wolters Kluwer NV	432,790	7,794

		121,917

Netherlands Antilles - 0.0%
Hunter Douglas NV	9,596	282

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	2,058,019	2,758

Norway - 0.4%
Renewable Energy Corp. AS Class H (Æ)(Ñ)	234,200	2,347

	Principal Amount ($) or Shares	Market Value $
StatoilHydro ASA	556,493	9,597
Yara International ASA	24,450	549

		12,493

Portugal - 0.1%
Energias de Portugal SA	934,574	3,318

Russia - 0.1%
LUKOIL - ADR (Ñ)	73,550	2,410
MMC Norilsk Nickel - ADR (Ñ)	158,060	655

		3,065

Singapore - 1.2%
Allgreen Properties, Ltd. (Ñ)	37,830	12
Ascendas Real Estate Investment Trust (Æ)(ö)(Ñ)	20,000	19
CapitaLand, Ltd. (Ñ)	901,029	1,412
CapitaMall Trust (Æ)(ö)(Ñ)	33,000	34
China Aviation Oil Singapore Corp., Ltd.	27,000	14
ComfortDelgro Corp., Ltd.	116,000	111
Cosco Corp., Ltd. (Ñ)	74,000	38
DBS Group Holdings, Ltd. (Ñ)	619,845	3,578
Haw Par Corp., Ltd.	19,223	48
Jardine Cycle & Carriage, Ltd. (Ñ)	31,800	224
Keppel Corp., Ltd.	103,111	271
Keppel Land, Ltd.	13,000	12
Neptune Orient Lines, Ltd. (Ñ)	68,000	50
Oversea-Chinese Banking Corp., Ltd.	1,518,600	5,108
Pacific Century Regional Developments, Ltd.	435,000	50
Singapore Airlines, Ltd.	249,340	1,820
Singapore Exchange, Ltd.	43,000	146
Singapore Petroleum Co., Ltd. (Ñ)	49,906	80
Singapore Technologies Engineering, Ltd.	48,000	71
Singapore Telecommunications, Ltd. (Ñ)	12,648,810	21,985
SMRT Corp., Ltd.	29,000	30
United Overseas Bank, Ltd. (Ñ)	481,857	3,732
UOL Group, Ltd.	94,000	120
Venture Corp., Ltd.	21,000	56

		39,021

South Africa - 0.2%
ABSA Group, Ltd.	92,300	834
Gold Fields, Ltd. - ADR (Ñ)	386,219	4,059
MTN Group, Ltd.	227,980	2,166
Standard Bank Group, Ltd.	49,601	343

		7,402

South Korea - 0.6%
Hana Financial Group, Inc.	9,900	161
Hyundai Motor Co. - GDR(Þ)	12,130	207
Industrial Bank of Korea (Æ)	92,000	569
KB Financial Group, Inc. (Æ)	79,800	2,087
KB Financial Group, Inc. - ADR (Ñ)	60,739	1,571
KT&G Corp.	34,144	2,040
LG Chem, Ltd. (Ñ)	23,590	1,346
Samsung Electronics Co., Ltd.	31,171	10,841

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SK Telecom Co., Ltd.	12,905	1,925
STX Pan Ocean Co., Ltd. (Æ)(Ñ)	3,000	21

		20,768

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	191,407	1,792
Banco Santander SA (Ñ)	2,434,055	19,641
Criteria Caixacorp SA	78,117	272
Endesa SA (Ñ)	11,303	349
Gamesa Corp. Tecnologica SA	486,901	8,187
Gas Natural SDG SA	31,256	752
Grifols SA	115,182	2,028
Iberdrola SA	2,452,647	19,034
Iberia Lineas Aereas de Espana (Ñ)	308,271	710
Inditex SA	55,452	2,117
Prosegur Cia de Seguridad SA	17,138	526
Red Electrica de Espana	72,581	2,987
Repsol YPF SA	97,688	1,752
Tecnicas Reunidas SA (Ñ)	25,238	655
Telefonica SA	2,268,234	40,349
Union Fenosa SA	2,154	49
Vertice Trescientos Sesenta Grados (Æ)	17,253	14
Viscofan SA	12,476	235

		101,449

Sweden - 1.2%
Axfood AB (Ñ)	4,630	88
Electrolux AB (Ñ)	12,986	94
Hennes & Mauritz AB Class B (Ñ)	147,720	5,702
Investor AB Class B	12,506	145
Loomis AB (Æ)	14,389	107
Nordea Bank AB	396,732	2,095
SAS AB (Æ)	7,324	38
Scania AB Class B (Ñ)	106,831	860
Securitas AB Class B (Ñ)	322,514	2,595
Skanska AB Class B (Ñ)	144,918	1,240
Svenska Cellulosa AB Class B	529,626	4,131
Svenska Handelsbanken AB Class A (Ñ)	7,590	83
Swedish Match AB (Ñ)	335,394	4,531
Tele2 AB Class B (Ñ)	230,082	1,858
Telefonaktiebolaget LM Ericsson Class B (Ñ)	1,862,081	14,871
TeliaSonera AB	93,259	409
Volvo AB Class B (Ñ)	561,400	2,243

		41,090

Switzerland - 8.2%
ABB, Ltd. (Æ)(Ñ)	601,626	7,821
ACE, Ltd.	26,000	1,135
Actelion, Ltd. (Æ)(Ñ)	189,693	10,322
Alcon, Inc.	50,700	4,342
Baloise Holding AG	6,313	392
Barry Callebaut AG (Æ)(Ñ)	658	296
Compagnie Financiere Richemont SA	379,019	5,540
Credit Suisse Group AG	928,222	23,780
Geberit AG (Ñ)	1,601	155

	Principal Amount ($) or Shares	Market Value $
Givaudan SA (Ñ)	14,259	9,666
Helvetia Holding AG (Æ)	3,675	776
Holcim, Ltd. (Ñ)	8,060	325
Jelmoli Holding AG (Æ)(Ñ)	98	191
Julius Baer Holding AG	487,665	14,488
Lonza Group AG (Ñ)	137,513	12,545
Nestle SA	1,888,892	65,307
Novartis AG	821,040	33,972
Roche Holding AG	360,529	50,692
Sonova Holding AG (Ñ)	38,854	1,887
Swatch Group AG (The)	37,881	840
Swiss Reinsurance (Ñ)	117,784	3,130
Syngenta AG	16,955	3,281
Transocean, Ltd. (Æ)	134,321	7,337
UBS AG (Æ)	563,213	7,082
Zurich Financial Services AG	34,545	6,238

		271,540

Taiwan - 0.8%
AU Optronics Corp.	2,183,000	1,529
China Steel Corp. Class H	869,938	590
Compal Electronics, Inc.	1,010,025	512
HON HAI Precision Industry Co., Ltd.	2,540,800	4,404
Siliconware Precision Industries Co.	543,892	426
Taiwan Semiconductor Manufacturing Co., Ltd.	3,901,800	4,715
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	1,825,532	13,764
United Microelectronics Corp.	2,104,017	462

		26,402

Thailand - 0.1%
Bangkok Bank PCL	667,500	1,399
PTT PCL	48,200	221
Thai Oil PCL	1,093,500	766

		2,386

United Kingdom - 16.5%
Aggreko PLC (Ñ)	106,508	604
AMEC PLC - GDR	116,582	953
Anglo American PLC	88,449	1,603
Antofagasta PLC	946,900	5,745
ARM Holdings PLC (Ñ)	2,088,293	2,780
Associated British Foods PLC	262,000	2,520
AstraZeneca PLC	241,790	9,370
Atkins WS PLC	115,181	931
Autonomy Corp. PLC (Æ)(Ñ)	412,024	6,518
Aviva PLC	1,219,361	5,495
BAE Systems PLC	1,081,329	6,313
Barclays PLC (Ñ)	1,983,622	2,949
BBA Aviation PLC	370,256	396
BG Group PLC	1,761,716	24,318
BHP Billiton PLC	483,345	8,236
BP PLC	5,871,056	41,733
BP PLC - ADR (Ñ)	203,650	8,649
Brit Insurance Holdings PLC	110,163	324

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

British Airways PLC (Æ)	100,477	174
British American Tobacco PLC	327,269	8,998
British Land Co. PLC (ö)(Ñ)	26,896	176
British Sky Broadcasting Group PLC	71,800	516
BT Group PLC	892,204	1,361
Burberry Group PLC (Ñ)	699,740	2,569
Cable & Wireless PLC	99,870	227
Cadbury PLC	915,691	7,397
Capita Group PLC (The)	388,607	3,935
Centrica PLC	401,529	1,499
Close Brothers Group PLC (Ñ)	24,955	179
Compass Group PLC	1,653,286	8,180
Davis Service Group PLC	82,160	295
De La Rue PLC	49,032	665
Diageo PLC	2,059,155	28,206
Drax Group PLC	262,731	2,115
DSG International PLC (Æ)	1,360,706	433
easyJet PLC (Æ)(Ñ)	1,157,611	5,021
Electrocomponents PLC	86,754	165
Experian PLC	1,488,092	9,336
Game Group PLC	147,153	306
GKN PLC	1,105,908	1,346
GlaxoSmithKline PLC	2,699,583	47,759
Hays PLC	1,391,871	1,515
HMV Group PLC	147,508	295
HSBC Holdings PLC (Ñ)	109,600	849
HSBC Holdings PLC	2,019,890	15,762
Imperial Tobacco Group PLC	182,555	5,000
Intermediate Capital Group PLC (Ñ)	24,469	136
International Power PLC	316,536	1,244
J Sainsbury PLC	1,083,841	5,218
John Wood Group PLC	182,453	515
Kesa Electricals PLC (Ñ)	168,439	247
Kingfisher PLC	912,198	1,834
Ladbrokes PLC	892,239	2,332
Land Securities Group PLC (ö)(Ñ)	23,098	230
Legal & General Group PLC	946,005	842
Lloyds Banking Group PLC	5,093,278	6,707
Michael Page International PLC	841,440	2,662
Mondi PLC	78,869	210
National Grid PLC	81,306	762
Old Mutual PLC	1,618,891	1,225
Petrofac, Ltd.	125,092	752
Reckitt Benckiser Group PLC	832,666	32,220
Reed Elsevier PLC	30,510	228
Regus PLC (Ñ)	522,954	359
Rio Tinto PLC	273,018	5,934
Royal Bank of Scotland Group PLC	2,426,285	765
Royal Dutch Shell PLC Class A (Ñ)	2,315,771	57,807
Royal Dutch Shell PLC Class B	228,985	5,486
RSA Insurance Group PLC	1,080,272	2,057
Scottish & Southern Energy PLC	344,989	5,961
Smiths Group PLC	398,775	4,957
Stagecoach Group PLC	416,332	735
Standard Chartered PLC	901,593	11,414
Tate & Lyle PLC	111,676	537
Tesco PLC	3,187,081	16,506

	Principal Amount ($) or Shares	Market Value $
Tomkins PLC (Ñ)	314,753	535
Treveria PLC (Æ)	3,920,713	352
Trinity Mirror PLC (Ñ)	233,955	161
TUI Travel PLC	354,500	1,152
Unilever PLC	739,272	16,284
United Utilities Group PLC	123,429	966
Vodafone Group PLC	19,054,044	35,510
Vodafone Group PLC - ADR	542,300	10,081
William Hill PLC	1,065,278	3,636
WM Morrison Supermarkets PLC	1,112,996	4,357
WPP PLC	3,437,093	19,400

		546,032

United States - 0.9%
Las Vegas Sands Corp. (Æ)(Ñ)	561,042	2,890
Mettler Toledo International, Inc. (Æ)(Ñ)	26,900	1,791
Philip Morris International, Inc.	282,400	10,491
Synthes, Inc.	114,890	13,878

		29,050

Total Common Stocks (cost $3,973,368)		2,860,730

Preferred Stocks - 0.3%
Brazil - 0.1%
Banco Itau Holding Financeira SA	145,900	1,470
Usinas Siderurgicas de Minas Gerais SA	17,475	217

		1,687

Germany - 0.2%
Fresenius SE	24,481	1,357
Henkel AG & Co. KGaA (Ñ)	227,100	5,846
Porsche Automobil Holding SE (Ñ)	14,924	881
Volkswagen AG	11,762	585

		8,669

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	544

Total Preferred Stocks (cost $20,738)		10,900

Warrants & Rights - 0.0%
Australia - 0.0%
Wesfarmers, Ltd. (Æ) 2009 Rights	170,859	222

Belgium - 0.0%
Fortis (Æ) 2014 Rights	1,028,666	—

Singapore - 0.0%
Ascendas Real Estate (Æ) 2009 Rights	1,333	—

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 0.0%
Bharti Airtel, Ltd. (Æ)(Þ) 2012 Warrants	51,800	670

Total Warrants & Rights (cost $920)		892

Short-Term Investments - 9.3%
United States - 9.3%
Russell Investment Company Russell Money Market Fund	308,370,001	308,370

Total Short-Term Investments (cost $308,370)		308,370

Other Securities - 15.1%
Russell Investment Company Russell Money Market Fund (×)	279,895,037	279,895
State Street Securities Lending Quality Trust (×)	229,567,845	219,125

Total Other Securities (cost $509,463)		499,020

Total Investments - 111.0% (identified cost $4,812,859)		3,679,912

Other Assets and Liabilities, Net - (11.0%)		(365,338)

Net Assets - 100.0%		3,314,574

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	320	EUR	15,859	02/09	(288)
CAC-40 Index (France)	1,993	EUR	59,202	02/09	(2,491)
DAX Index (Germany)	246	EUR	26,694	03/09	(1,906)
EUR STOXX 50 Index (EMU)	2,903	EUR	64,708	03/09	(4,603)
FTSE-100 Index (UK)	1,943	GBP	79,741	03/09	(3,428)
Hang Seng Index (Hong Kong)	119	HKD	78,623	02/09	412
MIB-30 (Italy)	217	EUR	19,467	03/09	(1,769)
MSCI Singapore Index	23	SGD	973	02/09	12
OMX Index (Sweden)	444	SEK	27,251	02/09	42
SPI 200 Index (Australia)	413	AUD	36,065	03/09	(161)
TOPIX Index (Japan)	1,199	JPY	9,472,100	03/09	(2,463)

Short Positions
DAX Index (Germany)	158	EUR	17,145	03/09	1,917
Hang Seng Index (Hong Kong)	77	HKD	50,874	02/09	(274)
IBEX Plus Index (Spain)	30	EUR	2,528	02/09	185
SPI 200 Index (Australia)	338	AUD	29,516	03/09	349
TOPIX Index (Japan)	147	JPY	1,161,300	03/09	898

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(13,568)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	133	AUD	237	02/02/09	18
USD	194	AUD	289	02/02/09	(10)
USD	161	AUD	244	02/03/09	(6)
USD	1,356	AUD	2,125	02/05/09	(6)
USD	179	AUD	254	03/18/09	(18)
USD	293	AUD	453	03/18/09	(6)
USD	326	AUD	500	03/18/09	(10)
USD	654	AUD	1,000	03/18/09	(20)
USD	999	AUD	1,500	03/18/09	(49)
USD	1,965	AUD	3,000	03/18/09	(65)
USD	2,311	AUD	3,500	03/18/09	(94)
USD	2,644	AUD	4,000	03/18/09	(110)
USD	3,797	AUD	5,553	03/18/09	(279)
USD	5,127	AUD	7,724	03/18/09	(235)
USD	5,628	AUD	8,226	03/18/09	(417)
USD	6,248	AUD	9,655	03/18/09	(133)
USD	6,255	AUD	9,655	03/18/09	(139)
USD	6,255	AUD	9,655	03/18/09	(140)
USD	6,260	AUD	9,655	03/18/09	(144)
USD	6,271	AUD	9,655	03/18/09	(155)
USD	7,593	AUD	11,106	03/18/09	(558)
USD	170	BRL	388	02/02/09	(3)
USD	84	CAD	102	02/02/09	(1)
USD	480	CAD	583	02/02/09	(4)
USD	43	CAD	53	02/03/09	—
USD	956	CAD	1,172	02/04/09	—
USD	13,963	CAD	17,061	03/16/09	(53)
USD	350	CHF	401	02/02/09	(4)
USD	765	CHF	884	02/02/09	(3)
USD	983	CHF	1,136	02/02/09	(4)
USD	2,610	CHF	3,007	02/02/09	(18)
USD	801	CHF	922	02/03/09	(6)
USD	149	CHF	172	02/04/09	—
USD	2,282	CHF	2,650	03/18/09	4
USD	2,687	CHF	3,128	03/18/09	11
USD	2,688	CHF	3,128	03/18/09	10
USD	2,690	CHF	3,128	03/18/09	8
USD	2,693	CHF	3,128	03/18/09	5
USD	4,847	CHF	5,339	03/18/09	(242)
USD	4,878	CHF	5,140	03/18/09	(443)
USD	—	DKK	1	03/18/09	—
USD	1	DKK	3	03/18/09	—
USD	149	DKK	863	03/18/09	(1)
USD	230	DKK	1,272	03/18/09	(12)
USD	230	DKK	1,272	03/18/09	(12)
USD	230	DKK	1,272	03/18/09	(12)
USD	231	DKK	1,272	03/18/09	(13)
USD	484	DKK	2,565	03/18/09	(44)
USD	102	EUR	77	02/02/09	(3)
USD	118	EUR	91	02/02/09	(1)
USD	251	EUR	191	02/02/09	(6)
USD	323	EUR	243	02/02/09	(12)
USD	450	EUR	345	02/02/09	(8)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	643	EUR	490	02/02/09	(15)
USD	1,106	EUR	835	02/02/09	(37)
USD	2,118	EUR	1,612	02/02/09	(54)
USD	3,013	EUR	2,483	02/02/09	167
USD	20	EUR	15	02/03/09	—
USD	251	EUR	194	02/03/09	(3)
USD	264	EUR	205	02/03/09	(1)
USD	627	EUR	484	02/03/09	(8)
USD	162	EUR	126	02/04/09	—
USD	239	EUR	187	02/04/09	—
USD	570	EUR	444	02/04/09	(1)
USD	1,394	EUR	1,088	02/04/09	(2)
USD	13	EUR	10	03/18/09	—
USD	20	EUR	15	03/18/09	—
USD	35	EUR	25	03/18/09	(3)
USD	65	EUR	50	03/18/09	(1)
USD	661	EUR	488	03/18/09	(37)
USD	2,632	EUR	2,000	03/18/09	(73)
USD	2,655	EUR	2,000	03/18/09	(96)
USD	3,110	EUR	2,411	03/18/09	(25)
USD	3,899	EUR	3,000	03/18/09	(60)
USD	3,972	EUR	3,000	03/18/09	(133)
USD	4,852	EUR	3,446	03/18/09	(443)
USD	5,283	EUR	3,939	03/18/09	(243)
USD	5,283	EUR	3,939	03/18/09	(244)
USD	6,336	EUR	5,000	03/18/09	62
USD	9,195	EUR	7,000	03/18/09	(238)
USD	12,989	EUR	10,000	03/18/09	(193)
USD	16,901	EUR	13,000	03/18/09	(266)
USD	19,318	EUR	15,000	03/18/09	(124)
USD	22,395	EUR	17,000	03/18/09	(642)
USD	44,365	EUR	34,646	03/18/09	(32)
USD	44,368	EUR	34,646	03/18/09	(34)
USD	44,371	EUR	34,646	03/18/09	(38)
USD	44,375	EUR	34,646	03/18/09	(41)
USD	44,512	EUR	34,646	03/18/09	(179)
USD	50	GBP	35	02/02/09	—
USD	292	GBP	213	02/02/09	16
USD	656	GBP	448	02/02/09	(7)
USD	691	GBP	484	02/02/09	11
USD	1,638	GBP	1,152	02/02/09	31
USD	571	GBP	395	02/04/09	1
USD	932	GBP	644	02/04/09	1
USD	1,181	GBP	816	02/04/09	2
USD	636	GBP	420	03/18/09	(27)
USD	636	GBP	420	03/18/09	(27)
USD	636	GBP	420	03/18/09	(28)
USD	639	GBP	420	03/18/09	(31)
USD	1,387	GBP	1,000	03/18/09	62
USD	1,396	GBP	1,000	03/18/09	52
USD	1,442	GBP	961	03/18/09	(50)
USD	1,442	GBP	961	03/18/09	(51)
USD	1,474	GBP	1,000	03/18/09	(25)

See accompanying notes which are an integral part of the financial statements.

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,053	GBP	1,507	03/18/09	129
USD	3,627	GBP	2,500	03/18/09	(6)
USD	5,913	GBP	4,000	03/18/09	(120)
USD	6,172	GBP	4,466	03/18/09	297
USD	6,886	GBP	5,000	03/18/09	356
USD	8,382	GBP	6,000	03/18/09	308
USD	8,486	GBP	6,000	03/18/09	204
USD	13,298	GBP	9,185	03/18/09	5
USD	18,571	GBP	12,653	03/18/09	(245)
USD	18,593	GBP	12,653	03/18/09	(267)
USD	18,596	GBP	12,653	03/18/09	(270)
USD	18,613	GBP	12,653	03/18/09	(287)
USD	18,645	GBP	12,653	03/18/09	(319)
USD	24	HKD	189	02/02/09	—
USD	531	HKD	4,117	02/02/09	—
USD	980	HKD	7,604	02/02/09	—
USD	7	HKD	58	03/18/09	—
USD	139	HKD	1,079	03/18/09	—
USD	188	HKD	1,454	03/18/09	—
USD	188	HKD	1,454	03/18/09	—
USD	188	HKD	1,454	03/18/09	—
USD	188	HKD	1,454	03/18/09	—
USD	315	HKD	2,438	03/18/09	—
USD	320	HKD	2,482	03/18/09	—
USD	539	JPY	48,175	02/02/09	(3)
USD	576	JPY	51,466	02/02/09	(3)
USD	764	JPY	68,207	02/02/09	(4)
USD	778	JPY	69,456	02/02/09	(5)
USD	851	JPY	76,036	02/02/09	(4)
USD	3,140	JPY	281,765	02/02/09	(3)
USD	21	JPY	1,909	02/03/09	—
USD	73	JPY	6,578	02/03/09	—
USD	198	JPY	17,769	02/03/09	—
USD	530	JPY	47,598	02/03/09	(1)
USD	701	JPY	62,939	02/03/09	(1)
USD	765	JPY	68,636	02/03/09	(1)
USD	786	JPY	70,561	02/03/09	(1)
USD	820	JPY	73,579	02/03/09	(1)
USD	912	JPY	81,867	02/03/09	(1)
USD	1,040	JPY	93,327	02/03/09	(1)
USD	1,045	JPY	93,801	02/03/09	(1)
USD	153	JPY	13,695	02/04/09	(1)
USD	952	JPY	85,231	02/04/09	(3)
USD	4	JPY	360	03/18/09	—
USD	7	JPY	587	03/18/09	—
USD	10	JPY	888	03/18/09	—
USD	11	JPY	1,015	03/18/09	—
USD	37	JPY	3,360	03/18/09	—
USD	83	JPY	7,546	03/18/09	1
USD	192	JPY	17,034	03/18/09	(2)
USD	246	JPY	21,838	03/18/09	(2)
USD	348	JPY	31,195	03/18/09	—
USD	1,105	JPY	100,000	03/18/09	10

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,127	JPY	100,000	03/18/09	(13)
USD	3,269	JPY	300,000	03/18/09	73
USD	4,477	JPY	395,815	03/18/09	(68)
USD	6,644	JPY	600,000	03/18/09	41
USD	6,859	JPY	620,348	03/18/09	52
USD	6,862	JPY	620,348	03/18/09	50
USD	6,862	JPY	620,348	03/18/09	49
USD	6,877	JPY	620,348	03/18/09	35
USD	7,829	JPY	700,000	03/18/09	(30)
USD	9,012	JPY	800,000	03/18/09	(99)
USD	9,833	JPY	910,112	03/18/09	307
USD	11,258	JPY	1,000,000	03/18/09	(117)
USD	25,956	JPY	2,402,400	03/18/09	808
USD	26,048	JPY	2,402,400	03/18/09	717
USD	26,049	JPY	2,402,400	03/18/09	716
USD	26,049	JPY	2,402,400	03/18/09	715
USD	26,082	JPY	2,402,400	03/18/09	683
USD	644	NOK	4,456	02/04/09	—
USD	559	NOK	3,903	03/18/09	3
USD	559	NOK	3,903	03/18/09	3
USD	560	NOK	3,903	03/18/09	3
USD	560	NOK	3,903	03/18/09	2
USD	744	NZD	1,439	03/18/09	(16)
USD	759	NZD	1,445	03/18/09	(28)
USD	5,974	NZD	10,904	03/18/09	(458)
USD	5,979	NZD	10,904	03/18/09	(462)
USD	5,981	NZD	10,904	03/18/09	(464)
USD	5,982	NZD	10,904	03/18/09	(465)
USD	1,299	SEK	10,738	02/03/09	(16)
USD	92	SEK	771	02/04/09	—
USD	274	SEK	2,295	02/04/09	—
USD	1,046	SEK	8,745	02/04/09	(1)
USD	1	SEK	9	03/18/09	—
USD	2	SEK	19	03/18/09	—
USD	3	SEK	23	03/18/09	—
USD	25	SEK	201	03/18/09	(1)
USD	28	SEK	225	03/18/09	(1)
USD	62	SEK	481	03/18/09	(4)
USD	4,010	SEK	31,784	03/18/09	(213)
USD	4,011	SEK	31,789	03/18/09	(213)
USD	4,013	SEK	31,789	03/18/09	(215)
USD	4,013	SEK	31,789	03/18/09	(216)
USD	5,887	SEK	49,266	03/18/09	(2)
USD	8	SGD	12	02/02/09	—
USD	294	SGD	440	02/02/09	(2)
USD	128	SGD	192	02/03/09	—
USD	76	SGD	112	03/18/09	(2)
USD	160	SGD	236	03/18/09	(4)
USD	160	SGD	236	03/18/09	(4)
USD	160	SGD	236	03/18/09	(4)
USD	160	SGD	236	03/18/09	(4)
USD	344	SGD	509	03/18/09	(7)
AUD	194	USD	129	02/02/09	6

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	2,594	USD	1,737	02/02/09	88
AUD	47	USD	31	03/18/09	2
AUD	47	USD	31	03/18/09	2
AUD	47	USD	31	03/18/09	1
AUD	47	USD	31	03/18/09	2
AUD	1,000	USD	689	03/18/09	55
AUD	1,000	USD	654	03/18/09	20
AUD	1,180	USD	810	03/18/09	62
AUD	1,500	USD	999	03/18/09	48
AUD	2,000	USD	1,371	03/18/09	104
AUD	2,000	USD	1,353	03/18/09	86
AUD	2,000	USD	1,321	03/18/09	54
AUD	2,095	USD	1,328	03/18/09	1
AUD	2,937	USD	1,906	03/18/09	46
AUD	5,000	USD	3,315	03/18/09	147
AUD	7,497	USD	5,296	03/18/09	547
AUD	10,000	USD	7,002	03/18/09	667
AUD	11,746	USD	7,624	03/18/09	184
CAD	44	USD	36	02/02/09	—
CAD	16,326	USD	12,938	03/16/09	(372)
CAD	17,061	USD	13,532	03/16/09	(377)
CHF	44	USD	38	02/02/09	—
CHF	504	USD	436	02/02/09	2
CHF	595	USD	516	02/02/09	4
CHF	1,200	USD	1,039	02/02/09	4
CHF	654	USD	571	02/03/09	8
CHF	30	USD	26	02/04/09	—
CHF	566	USD	487	02/04/09	(1)
CHF	599	USD	516	02/04/09	—
CHF	2,490	USD	2,173	03/18/09	25
CHF	2,786	USD	2,640	03/18/09	237
CHF	5,198	USD	4,622	03/18/09	137
CHF	6,287	USD	5,374	03/18/09	(50)
CHF	6,287	USD	5,374	03/18/09	(50)
DKK	3	USD	1	02/02/09	—
DKK	7,229	USD	1,272	02/02/09	30
DKK	3,234	USD	556	02/04/09	—
DKK	2	USD	—	03/18/09	—
DKK	39	USD	7	03/18/09	—
DKK	553	USD	104	03/18/09	10
DKK	1,318	USD	241	03/18/09	15
EUR	28	USD	36	02/02/09	1
EUR	37	USD	48	02/02/09	1
EUR	97	USD	127	02/02/09	3
EUR	272	USD	356	02/02/09	9
EUR	16	USD	20	02/03/09	—
EUR	197	USD	255	02/03/09	3
EUR	452	USD	579	02/03/09	1
EUR	546	USD	707	02/03/09	8
EUR	1,843	USD	2,372	02/03/09	12
EUR	33	USD	42	02/04/09	—
EUR	49	USD	63	02/04/09	—
EUR	629	USD	806	02/04/09	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	635	USD	814	02/04/09	1
EUR	1,262	USD	1,618	02/04/09	2
EUR	357	USD	497	03/18/09	40
EUR	1,007	USD	1,297	03/18/09	9
EUR	1,636	USD	2,293	03/18/09	200
EUR	2,500	USD	3,505	03/18/09	306
EUR	2,522	USD	3,412	03/18/09	185
EUR	2,522	USD	3,414	03/18/09	187
EUR	2,522	USD	3,412	03/18/09	185
EUR	2,522	USD	3,419	03/18/09	192
EUR	3,000	USD	4,190	03/18/09	351
EUR	3,000	USD	3,811	03/18/09	(28)
EUR	4,000	USD	5,325	03/18/09	206
EUR	5,000	USD	6,555	03/18/09	157
EUR	5,000	USD	7,018	03/18/09	619
EUR	5,000	USD	7,137	03/18/09	739
EUR	5,500	USD	7,596	03/18/09	558
EUR	8,000	USD	10,249	03/18/09	12
EUR	8,000	USD	10,619	03/18/09	382
EUR	8,000	USD	10,918	03/18/09	681
EUR	8,000	USD	10,330	03/18/09	93
EUR	12,000	USD	15,575	03/18/09	220
EUR	13,617	USD	19,138	03/18/09	1,714
EUR	36,000	USD	52,004	03/18/09	5,938
GBP	23	USD	33	02/02/09	(1)
GBP	28	USD	39	02/02/09	(1)
GBP	48	USD	68	02/02/09	(1)
GBP	106	USD	152	02/02/09	(2)
GBP	109	USD	155	02/02/09	(2)
GBP	338	USD	482	02/02/09	(8)
GBP	14	USD	20	02/03/09	—
GBP	18	USD	25	02/03/09	—
GBP	76	USD	108	02/03/09	(1)
GBP	85	USD	122	02/03/09	(2)
GBP	347	USD	496	02/03/09	(7)
GBP	578	USD	826	02/03/09	(11)
GBP	1,806	USD	2,583	02/03/09	(34)
GBP	14	USD	20	02/04/09	—
GBP	18	USD	26	02/04/09	—
GBP	74	USD	108	02/04/09	—
GBP	140	USD	202	02/04/09	—
GBP	196	USD	283	02/04/09	—
GBP	196	USD	284	02/04/09	—
GBP	266	USD	385	02/04/09	(1)
GBP	295	USD	425	02/04/09	(2)
GBP	372	USD	539	02/04/09	(1)
GBP	831	USD	1,203	02/04/09	(2)
GBP	451	USD	664	03/18/09	11
GBP	500	USD	734	03/18/09	10
GBP	1,500	USD	2,199	03/18/09	26
GBP	1,500	USD	2,287	03/18/09	114
GBP	2,000	USD	2,979	03/18/09	82
GBP	2,000	USD	2,949	03/18/09	52

See accompanying notes which are an integral part of the financial statements.

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	2,000	USD	2,842	03/18/09	(55)
GBP	2,000	USD	3,009	03/18/09	112
GBP	2,000	USD	2,981	03/18/09	84
GBP	2,500	USD	3,613	03/18/09	(8)
GBP	2,700	USD	3,905	03/18/09	(5)
GBP	2,955	USD	4,425	03/18/09	145
GBP	2,962	USD	4,436	03/18/09	146
GBP	2,962	USD	4,435	03/18/09	146
GBP	2,962	USD	4,435	03/18/09	146
GBP	3,000	USD	4,323	03/18/09	(22)
GBP	5,000	USD	7,475	03/18/09	233
GBP	8,000	USD	12,256	03/18/09	669
HKD	292	USD	37	02/02/09	—
HKD	1,093	USD	141	03/18/09	—
HKD	3,041	USD	392	03/18/09	—
JPY	3,360	USD	37	02/02/09	—
JPY	3,764	USD	42	02/02/09	—
JPY	34,545	USD	384	02/02/09	—
JPY	71,473	USD	796	02/02/09	1
JPY	888	USD	10	02/03/09	—
JPY	1,973	USD	22	02/03/09	—
JPY	2,946	USD	33	02/03/09	—
JPY	11,197	USD	125	02/03/09	—
JPY	50,297	USD	562	02/03/09	2
JPY	65,538	USD	730	02/03/09	1
JPY	74,681	USD	832	02/03/09	1
JPY	83,483	USD	930	02/03/09	1
JPY	108,614	USD	1,214	02/03/09	5
JPY	111,551	USD	1,243	02/03/09	1
JPY	118,694	USD	1,323	02/03/09	1
JPY	587	USD	7	02/04/09	—
JPY	14,218	USD	159	02/04/09	—
JPY	38,306	USD	428	02/04/09	1
JPY	49,447	USD	552	02/04/09	2
JPY	59,218	USD	661	02/04/09	2
JPY	8,189	USD	90	03/18/09	(1)
JPY	50,000	USD	560	03/18/09	3
JPY	50,000	USD	551	03/18/09	(6)
JPY	185,913	USD	2,055	03/18/09	(16)
JPY	200,000	USD	2,168	03/18/09	(60)
JPY	300,000	USD	3,259	03/18/09	(84)
JPY	300,000	USD	3,239	03/18/09	(104)
JPY	400,000	USD	4,370	03/18/09	(86)
JPY	539,765	USD	5,952	03/18/09	(62)
JPY	813,187	USD	8,972	03/18/09	(87)
JPY	1,000,000	USD	11,169	03/18/09	28
JPY	1,000,000	USD	11,048	03/18/09	(93)
JPY	1,450,456	USD	16,165	03/18/09	5
JPY	2,500,000	USD	28,055	03/18/09	203
NOK	735	USD	106	02/04/09	—
NOK	7,806	USD	1,127	03/18/09	3
NOK	7,806	USD	1,128	03/18/09	3
NZD	482	USD	277	03/18/09	33

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
NZD	5,001	USD	2,923	03/18/09	392
SEK	78	USD	10	02/02/09	1
SEK	201	USD	25	02/02/09	1
SEK	1,512	USD	187	02/02/09	7
SEK	2,393	USD	297	02/02/09	11
SEK	1,532	USD	188	02/03/09	5
SEK	3,836	USD	470	02/03/09	11
SEK	201	USD	24	02/04/09	—
SEK	604	USD	73	02/04/09	1
SEK	5,596	USD	701	03/18/09	33
SEK	5,596	USD	701	03/18/09	33
SEK	20,981	USD	2,600	03/18/09	94
SEK	20,981	USD	2,613	03/18/09	107
SEK	20,981	USD	2,603	03/18/09	96
SEK	20,981	USD	2,601	03/18/09	95
SGD	17	USD	11	03/18/09	—
SGD	30	USD	21	03/18/09	1
SGD	39	USD	27	03/18/09	1
SGD	92	USD	62	03/18/09	1
SGD	456	USD	303	03/18/09	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					11,466

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.1%
Australia - 0.3%
Alumina, Ltd. - ADR	48,700	140
Centennial Coal Co., Ltd.	161,067	282
CSL, Ltd.	59,947	1,412
Minara Resources, Ltd.	695,749	160
Mineral Deposits, Ltd. (Æ)	361,300	148

		2,142

Belgium - 0.5%
Anheuser-Busch InBev NV	130,453	3,326

Bermuda - 1.3%
Accenture, Ltd. Class A	23,700	748
Axis Capital Holdings, Ltd.	81,400	1,975
Cheung Kong Infrastructure Holdings, Ltd.	353,000	1,322
Covidien, Ltd.	47,800	1,833
GOME Electrical Appliances Holdings, Ltd. (Ñ)	11,595,000	1,675
Pacific Basin Shipping, Ltd.	1,950,529	1,005
RenaissanceRe Holdings, Ltd.	14,000	626
Warner Chilcott, Ltd. (Æ)(Ñ)	28,900	397

		9,581

Brazil - 1.6%
B2W Cia Global Do Varejo	158,600	1,699
BM&F Bovespa SA (Æ)	767,466	2,213
Centrais Eletricas Brasileiras SA - ADR (Æ)	150,350	1,562
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	25,275	548
Petroleo Brasileiro SA - ADR	170,500	3,693
Tam SA - ADR (Æ)(Ñ)	225,300	1,649
Vivo Participacoes SA (Æ)	49,175	679

		12,043

Canada - 1.8%
Addax Petroleum Corp. (Ñ)	114,900	1,837
Barrick Gold Corp.	124,730	4,678
Cameco Corp.	103,200	1,705
Eastern Platinum, Ltd. (Æ)	270,700	56
Gabriel Resources, Ltd. (Æ)	223,800	531
Ivanhoe Mines, Ltd. (Æ)	44,900	121
Laurentian Bank of Canada	13,800	327
Manulife Financial Corp. (Ñ)	50,900	845
Metro, Inc.	19,700	625
Moto Goldmines, Ltd. (Æ)	196,400	376
Open Text Corp. (Æ)	7,600	267
Patheon, Inc. (Æ)	42,500	75
Petro-Canada	48,750	1,056
Suncor Energy, Inc.	34,800	670

		13,169

Cayman Islands - 0.8%
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	1,472,640	927

	Principal Amount ($) or Shares	Market Value $
Fresh Del Monte Produce, Inc. (Æ)	77,300	1,863
Hutchison Telecommunications International, Ltd. (Ñ)	7,030,000	1,758
Kingboard Laminates Holdings, Ltd. (Ñ)	500	—
Noble Corp.	47,400	1,287

		5,835

China - 0.6%
Beijing Capital International Airport Co., Ltd. Class H (Æ)(Ñ)	1,490,000	654
China Construction Bank Corp. Class H	4,599,000	2,283
PetroChina Co., Ltd. - ADR	6,825	504
Zhejiang Expressway Co., Ltd. Class H	2,070,000	1,181

		4,622

Denmark - 0.2%
D/S Norden	13,376	422
H Lundbeck A/S (Ñ)	26,000	543
Novo Nordisk A/S Series B Class B	15,850	845

		1,810

Egypt - 0.7%
Egyptian Financial Group-Hermes Holding	489,784	1,267
Orascom Telecom Holding SAE	950,505	3,757

		5,024

Finland - 0.9%
Fortum OYJ	231,958	4,529
Nokia OYJ	125,400	1,539
UPM-Kymmene OYJ	82,100	776

		6,844

France - 3.2%
BNP Paribas	10,088	387
Electricite de France	13,700	671
France Telecom SA	80,090	1,808
Groupe Danone (Ñ)	74,032	3,808
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	24,900	1,361
Pernod-Ricard SA (Ñ)	89,222	5,612
Publicis Groupe (Ñ)	155,600	3,660
Sanofi-Aventis SA	22,300	1,256
Sanofi-Aventis SA - ADR	82,475	2,323
Technip SA	29,000	903
Thales SA	36,125	1,607
Unibail-Rodamco (ö)(Ñ)	2,662	358

		23,754

Germany - 2.4%
Allianz SE	29,362	2,471
Daimler AG	90,900	2,549
E.ON AG	226,705	7,294
RWE AG	9,681	752
SAP AG	101,900	3,619
Software AG	9,856	583

		17,268

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hong Kong - 1.3%
Cheung Kong Holdings, Ltd.	245,000	2,272
China Mobile, Ltd.	188,500	1,700
CLP Holdings, Ltd. (Ñ)	346,000	2,346
Hang Lung Group, Ltd.	69	—
Hang Seng Bank, Ltd.	134,900	1,626
HongKong Electric Holdings	330,000	1,937

		9,881

India - 1.3%
Bajaj Finserv, Ltd.	253,572	883
Bharti Airtel, Ltd. (Æ)	206,200	2,637
GMR Infrastructure, Ltd. (Æ)	2,775,000	4,117
ICICI Bank, Ltd. - ADR	67,000	1,104
Tata Motors, Ltd. - ADR (Æ)	119,300	482

		9,223

Ireland - 0.3%
Bank of Ireland (The) (Æ)	1,095,900	894
Elan Corp. PLC - ADR (Æ)(Ñ)	217,900	1,575

		2,469

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	44,000	1,824

Italy - 1.0%
Enel SpA	245,095	1,374
ERG SpA	43,600	520
Intesa Sanpaolo SpA (Æ)	943,242	2,972
Luxottica Group SpA	102,300	1,443
Telecom Italia SpA	820,500	793

		7,102

Japan - 9.5%
Advantest Corp.	26,700	358
Aeon Mall Co., Ltd. (Ñ)	151,300	2,067
Alpen Co., Ltd.	20,100	398
Asahi Breweries, Ltd.	82,800	1,279
Astellas Pharma, Inc.	16,500	622
Canon, Inc.	23,800	640
Cosmo Oil Co., Ltd.	213,000	568
Daiwa Securities Group, Inc. (Ñ)	761,600	4,165
East Japan Railway Co.	26,000	1,762
Fast Retailing Co., Ltd.	4,100	518
Fields Corp.	320	492
Hakuhodo DY Holdings, Inc.	4,850	216
ITOCHU Corp.	535,000	2,594
JS Group Corp.	34,600	459
Kao Corp.	49,000	1,191
Kawasaki Kisen Kaisha, Ltd.	148,000	537
KDDI Corp.	397	2,481
Marubeni Corp.	108,000	383
Mitsubishi Corp.	187,200	2,477
Mitsubishi UFJ Financial Group, Inc.	128,600	713
Mitsui Fudosan Co., Ltd.	29,000	373

	Principal Amount ($) or Shares	Market Value $
Mitsui OSK Lines, Ltd.	322,000	1,841
Mizuho Financial Group, Inc. (Ñ)	143,000	351
Nintendo Co., Ltd.	32,300	9,936
Nippon Denko Co., Ltd. (Ñ)	112,000	516
Nippon Oil Corp.	224,000	973
Nippon Telegraph & Telephone Corp.	172,600	8,322
Nipro Corp. (Ñ)	22,000	328
NTT DoCoMo, Inc.	2,470	4,301
Panasonic Corp.	42,000	504
Paramount Bed Co., Ltd.	85,500	1,073
Ricoh Co., Ltd. (Ñ)	31,000	376
Rohm Co., Ltd. (Ñ)	54,900	2,710
Sekisui House, Ltd.	178,000	1,495
Sumitomo Corp. (Ñ)	233,800	2,113
Sumitomo Metal Industries, Ltd.	342,000	681
Sumitomo Mitsui Financial Group, Inc. (Ñ)	12,200	483
Sumitomo Osaka Cement Co., Ltd.	252,000	503
Sumitomo Rubber Industries, Inc. (Ñ)	41,700	260
Sumitomo Trust & Banking Co., Ltd. (The)	109,000	536
Toho Pharmaceutical Co., Ltd. (Ñ)	38,300	429
Tokio Marine Holdings, Inc.	17,600	464
Toppan Printing Co., Ltd.	181,000	1,215
Toyo Seikan Kaisha, Ltd.	29,600	438
Toyota Motor Corp.	152,500	4,864
TV Asahi Corp.	411	515

		69,520

Luxembourg - 0.3%
Oriflame Cosmetics SA (Ñ)	11,375	269
Stolt-Nielsen SA	194,500	2,045

		2,314

Mexico - 1.8%
America Movil SAB de CV Series L	351,600	10,024
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,039,200	1,369
Grupo Televisa SA - ADR	104,200	1,458

		12,851

Netherlands - 0.4%
Akzo Nobel NV	43,100	1,543
Koninklijke Ahold NV	86,075	1,035

		2,578

Netherlands Antilles - 0.4%
Schlumberger, Ltd.	74,600	3,044

Norway - 0.5%
Fred Olsen Energy ASA	14,660	377
Marine Harvest (Æ)	10,775,775	2,319
StatoilHydro ASA - ADR	39,800	686
Yara International ASA	20,740	466

		3,848

Oman - 0.1%
Bank Muscat SAOG - GDR	157,775	947

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Panama - 0.4%
Carnival Corp. (Ñ)	149,400	2,718

Papua New Guinea - 0.4%
Lihir Gold, Ltd. (Æ)	1,408,800	2,827

South Africa - 0.6%
AngloGold Ashanti, Ltd. - ADR	65,820	1,888
Gold Fields, Ltd.	185,800	1,966
Remgro, Ltd.	71,885	498

		4,352

South Korea - 0.4%
Korea Electric Power Corp. - ADR	135,600	1,348
Samsung Electronics Co., Ltd.	3,900	1,356

		2,704

Spain - 0.9%
Banco Santander SA	56,950	460
Iberdrola Renovables SA (Æ)	1,368,130	5,554
Telefonica SA	48,100	856

		6,870

Sweden - 0.2%
JM AB (Ñ)	100	1
Nordea Bank AB	82,400	435
Swedish Match AB	97,400	1,315

		1,751

Switzerland - 6.0%
ABB, Ltd. (Æ)	178,974	2,327
ACE, Ltd.	81,800	3,571
Adecco SA	103,200	3,467
Compagnie Financiere Richemont SA	161,900	2,366
Credit Suisse Group AG	141,200	3,617
Julius Baer Holding AG	99,700	2,962
Nestle SA	177,035	6,121
Novartis AG	159,792	6,612
Roche Holding AG	30,432	4,279
Transocean, Ltd. (Æ)	35,991	1,966
UBS AG (Æ)	458,875	5,758
Zurich Financial Services AG	7,096	1,281

		44,327

Taiwan - 0.0%
Chi Mei Optoelectronics Corp.	150	—

Thailand - 0.1%
Krung Thai Bank PCL	4,674,600	532

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	32,300	425

United Kingdom - 8.9%
Aggreko PLC (Ñ)	141,537	803
Anglo American PLC	50,761	920

	Principal Amount ($) or Shares	Market Value $
AstraZeneca PLC	80,697	3,127
AstraZeneca PLC - ADR	17,181	662
Aviva PLC	278,709	1,256
BAE Systems PLC	341,580	1,994
BG Group PLC	160,583	2,217
BP PLC	317,052	2,254
BP PLC - ADR	17,742	754
British American Tobacco PLC	116,423	3,201
British Sky Broadcasting Group PLC	336,700	2,418
Compass Group PLC	409,779	2,028
Diageo PLC	111,700	1,530
Experian PLC	423,000	2,654
GlaxoSmithKline PLC	427,245	7,559
HSBC Holdings PLC	75,265	587
Mondi PLC	275,017	731
Prudential PLC	121,670	586
Rolls-Royce Group PLC (Æ)	1,512,602	7,291
Royal Dutch Shell PLC Class B	144,470	3,461
Standard Life PLC	382,788	1,215
Tesco PLC	681,816	3,531
Unilever PLC	97,300	2,143
Venture Production PLC (Ñ)	65,870	558
Vodafone Group PLC	3,595,025	6,700
Vodafone Group PLC - ADR	40,900	760
WPP Group PLC	831,748	4,695

		65,635

United States - 37.7%
Activision Blizzard, Inc. (Æ)	108,500	950
Adobe Systems, Inc. (Æ)	159,800	3,086
Aetna, Inc.	76,500	2,371
Aflac, Inc.	20,700	480
AGCO Corp. (Æ)	43,675	929
Alcoa, Inc.	63,400	494
Altria Group, Inc.	106,300	1,758
Amazon.com, Inc. (Æ)(Ñ)	169,700	9,982
Amgen, Inc. (Æ)	83,000	4,553
Amtrust Financial Services, Inc. (Ñ)	86,928	714
Annaly Capital Management, Inc. (ö)(Ñ)	103,900	1,573
AON Corp.	24,300	900
Apollo Group, Inc. Class A (Æ)	8,800	717
Apple, Inc. (Æ)	95,700	8,625
Archer-Daniels-Midland Co.	23,000	630
AT&T, Inc.	296,600	7,302
Autodesk, Inc. (Æ)	60,800	1,007
Baker Hughes, Inc.	76,800	2,559
Bank of America Corp.	203,013	1,336
Bank of New York Mellon Corp. (The)	165,700	4,265
Bed Bath & Beyond, Inc. (Æ)(Ñ)	91,300	2,121
Berkshire Hathaway, Inc. Class A (Æ)	15	1,343
Best Buy Co., Inc.	62,000	1,737
BJ Services Co.	58,100	639
CenturyTel, Inc. (Ñ)	41,300	1,121
Cephalon, Inc. (Æ)(Ñ)	46,800	3,612
Charles Schwab Corp. (The)	113,600	1,544
Chevron Corp.	12,800	903
Chubb Corp.	12,500	532
Cisco Systems, Inc. (Æ)	146,400	2,192

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Coca-Cola Co. (The)	94,800	4,050
Compass Minerals International, Inc.	7,000	421
ConocoPhillips	74,900	3,560
Consol Energy, Inc.	18,225	497
Continental Airlines, Inc. Class B (Æ)	134,400	1,810
Cummins, Inc.	48,500	1,163
Deere & Co.	54,200	1,883
Dell, Inc. (Æ)(Ñ)	29,700	282
Delta Air Lines, Inc. (Æ)	36,500	252
Discover Financial Services	149,000	1,065
Earthlink, Inc. (Æ)(Ñ)	148,200	1,116
eBay, Inc. (Æ)	89,500	1,076
ENSCO International, Inc.	21,900	599
Express Scripts, Inc. (Æ)	7,400	398
Exxon Mobil Corp.	39,900	3,052
Fidelity National Financial, Inc. Class A	66,400	971
Franklin Resources, Inc.	29,300	1,419
Genentech, Inc. (Æ)	44,700	3,631
Genuine Parts Co.	25,400	813
Genzyme Corp. (Æ)	17,400	1,199
Gilead Sciences, Inc. (Æ)	117,800	5,981
Goldman Sachs Group, Inc. (The)	13,200	1,066
Google, Inc. Class A (Æ)	12,400	4,198
Gulfmark Offshore, Inc. (Æ)(Ñ)	11,200	268
Healthspring, Inc. (Æ)	80,500	1,402
Hewlett-Packard Co.	294,000	10,216
Humana, Inc. (Æ)	18,800	713
Illinois Tool Works, Inc.	30,300	990
Intel Corp.	452,200	5,833
International Business Machines Corp.	61,600	5,646
Jabil Circuit, Inc.	34,500	201
JPMorgan Chase & Co.	418,921	10,687
Juniper Networks, Inc. (Æ)	389,700	5,518
Kimberly-Clark Corp.	63,600	3,273
Lincare Holdings, Inc. (Æ)(Ñ)	29,200	702
Lockheed Martin Corp.	17,800	1,460
Marathon Oil Corp.	33,600	915
Mastercard, Inc. Class A (Ñ)	2,600	353
McDonald’s Corp.	149,000	8,645
Medtronic, Inc.	35,500	1,189
Microsoft Corp.	322,975	5,523
Monsanto Co.	71,000	5,400
Morgan Stanley (Ñ)	138,600	2,804
Murphy Oil Corp.	94,900	4,193
NASDAQ OMX Group, Inc. (The) (Æ)	33,800	737
National Oilwell Varco, Inc. (Æ)	75,400	1,994
Newmont Mining Corp.	99,000	3,938
Nike, Inc. Class B	89,530	4,051
NVR, Inc. (Æ)	3,000	1,278
Occidental Petroleum Corp.	10,200	556
Oracle Corp. (Æ)	366,300	6,165
Peabody Energy Corp.	27,100	677
Pfizer, Inc.	307,700	4,486
Philip Morris International, Inc.	41,800	1,553
PNC Financial Services Group, Inc.	54,100	1,759
Polo Ralph Lauren Corp. Class A	52,500	2,154
Praxair, Inc.	38,400	2,391

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co.	31,700	1,728
Red Hat, Inc. (Æ)(Ñ)	141,300	2,070
Republic Services, Inc. Class A	54,146	1,400
Reynolds American, Inc. (Ñ)	54,100	2,066
Ross Stores, Inc. (Ñ)	47,900	1,409
Schering-Plough Corp.	156,300	2,745
Smith International, Inc.	95,100	2,159
Smithfield Foods, Inc. (Æ)	128,500	1,525
Sohu.com, Inc. (Æ)	19,900	787
Sprint Nextel Corp. (Æ)	310,100	754
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	108,500	1,641
Sunoco, Inc.	38,100	1,765
Syniverse Holdings, Inc. (Æ)	29,500	400
Synthes, Inc.	5,527	668
Tech Data Corp. (Æ)	40,100	726
Tesoro Corp.	25,475	439
Texas Instruments, Inc.	62,000	927
Thermo Fisher Scientific, Inc. (Æ)	13,600	489
Time Warner, Inc.	113,300	1,057
Travelers Cos., Inc. (The)	66,100	2,554
Tyson Foods, Inc. Class A	205,650	1,820
Union Pacific Corp.	102,000	4,467
United Online, Inc. (Ñ)	38,501	236
United Technologies Corp.	72,600	3,484
Viacom, Inc. Class B (Æ)	58,100	857
Wal-Mart Stores, Inc.	129,000	6,078
WellPoint, Inc. (Æ)	244,000	10,114
Wells Fargo & Co.	50,400	953
Whole Foods Market, Inc.	56,400	578
Wyeth	26,000	1,117
Xerox Corp.	83,200	552
Yahoo!, Inc. (Æ)	91,900	1,078

		276,790

Total Common Stocks (cost $885,644)		639,950

Preferred Stocks - 0.1%
Brazil - 0.1%
Centrais Eletricas Brasileiras SA (Æ)	35,600	374
Tim Participacoes SA	482,200	694

		1,068

Total Preferred Stocks (cost $1,464)		1,068

Short-Term Investments - 9.5%
United States - 9.5%
Russell Investment Company Russell Money Market Fund	69,878,000	69,878

Total Short-Term Investments (cost $69,878)		69,878

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 12.6%
Russell Investment Company Russell Money Market Fund (×)	51,726,925	51,727
State Street Securities Lending Quality Trust (×)	42,426,042	40,496

Total Other Securities (cost $94,153)		92,223

Total Investments - 109.3% (identified cost $1,051,139)		803,119

Other Assets and Liabilities, Net - (9.3%)		(68,438)

Net Assets - 100.0%		734,681

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	626	EUR	13,954	03/09	(1,411)
FTSE-100 Index (UK)	140	GBP	5,746	03/09	(349)
Hang Seng Index (Hong Kong)	12	HKD	7,928	02/09	42
S&P 500 E-Mini Index (CME)	720	USD	29,610	03/09	(1,882)
S&P 500 Index (CME)	75	USD	15,422	03/09	(1,365)
SPI 200 Index (Australia)	41	AUD	3,580	03/09	(44)
TOPIX Index (Japan)	124	JPY	979,600	03/09	(406)
TSE 60 Index (Canada)	44	CAD	4,593	03/09	82

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(5,333)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	57

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	14	AUD	24	02/02/09	1
USD	1,376	AUD	2,155	02/04/09	(7)
USD	65	AUD	100	03/18/09	(2)
USD	66	AUD	100	03/18/09	(3)
USD	68	AUD	100	03/18/09	(5)
USD	193	AUD	300	03/18/09	(3)
USD	207	AUD	300	03/18/09	(17)
USD	264	AUD	400	03/18/09	(11)
USD	496	AUD	766	03/18/09	(11)
USD	496	AUD	766	03/18/09	(11)
USD	496	AUD	766	03/18/09	(11)
USD	497	AUD	766	03/18/09	(11)
USD	497	AUD	766	03/18/09	(12)
USD	32	CAD	39	02/02/09	—
USD	1,342	CAD	1,644	02/04/09	(1)
USD	79	CAD	100	03/18/09	2
USD	80	CAD	100	03/18/09	2
USD	83	CAD	100	03/18/09	(1)
USD	315	CAD	400	03/18/09	11
USD	328	CAD	400	03/18/09	(2)
USD	399	CAD	500	03/18/09	9
USD	408	CAD	500	03/18/09	—
USD	679	CAD	863	03/18/09	25
USD	680	CAD	863	03/18/09	24
USD	680	CAD	863	03/18/09	24
USD	681	CAD	863	03/18/09	23
USD	681	CAD	863	03/18/09	23
USD	502	CHF	575	02/02/09	(7)
USD	326	EUR	269	02/02/09	19
USD	585	EUR	456	02/03/09	(1)
USD	508	EUR	400	03/18/09	4
USD	520	EUR	400	03/18/09	(8)
USD	664	EUR	500	03/18/09	(24)
USD	840	EUR	600	03/18/09	(72)
USD	893	EUR	700	03/18/09	2
USD	902	EUR	700	03/18/09	(7)
USD	1,270	EUR	1,000	03/18/09	10
USD	1,392	EUR	1,000	03/18/09	(112)
USD	1,690	EUR	1,300	03/18/09	(27)
USD	1,976	EUR	1,500	03/18/09	(57)
USD	3,624	EUR	2,830	03/18/09	(3)
USD	3,624	EUR	2,830	03/18/09	(3)
USD	3,624	EUR	2,830	03/18/09	(3)
USD	3,625	EUR	2,830	03/18/09	(3)
USD	3,636	EUR	2,830	03/18/09	(15)
USD	72	GBP	48	02/02/09	(3)
USD	323	GBP	225	02/02/09	4
USD	218	GBP	151	02/04/09	1
USD	149	GBP	100	03/18/09	(4)
USD	221	GBP	150	03/18/09	(4)
USD	466	GBP	300	03/18/09	(31)
USD	593	GBP	400	03/18/09	(13)
USD	734	GBP	500	03/18/09	(10)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	838	GBP	600	03/18/09	31
USD	887	GBP	600	03/18/09	(18)
USD	990	GBP	700	03/18/09	24
USD	1,507	GBP	1,027	03/18/09	(20)
USD	1,509	GBP	1,027	03/18/09	(22)
USD	1,509	GBP	1,027	03/18/09	(22)
USD	1,511	GBP	1,027	03/18/09	(23)
USD	1,513	GBP	1,027	03/18/09	(26)
USD	199	HKD	1,546	02/02/09	—
USD	297	HKD	2,307	02/02/09	—
USD	78	HKD	607	02/03/09	—
USD	440	HKD	3,413	02/03/09	—
USD	210	JPY	18,757	02/02/09	(1)
USD	324	JPY	29,140	02/02/09	—
USD	894	JPY	80,384	02/03/09	—
USD	225	JPY	20,000	03/18/09	(3)
USD	325	JPY	30,000	03/18/09	10
USD	337	JPY	30,000	03/18/09	(3)
USD	432	JPY	40,000	03/18/09	14
USD	563	JPY	50,000	03/18/09	(6)
USD	671	JPY	60,000	03/18/09	(3)
USD	754	JPY	70,000	03/18/09	26
USD	898	JPY	80,000	03/18/09	(7)
USD	2,055	JPY	190,200	03/18/09	64
USD	2,062	JPY	190,200	03/18/09	57
USD	2,062	JPY	190,200	03/18/09	57
USD	2,062	JPY	190,200	03/18/09	57
USD	2,065	JPY	190,200	03/18/09	54
USD	28	MXN	392	02/04/09	—
USD	96	NOK	640	02/02/09	(3)
USD	188	NOK	1,298	02/04/09	(1)
AUD	250	USD	166	03/18/09	8
AUD	300	USD	199	03/18/09	9
AUD	800	USD	560	03/18/09	53
BRL	189	USD	82	02/03/09	—
CAD	200	USD	159	03/18/09	(4)
CAD	300	USD	243	03/18/09	(2)
CAD	500	USD	405	03/18/09	(2)
CAD	800	USD	670	03/18/09	18
CHF	26	USD	23	02/02/09	—
CHF	282	USD	244	02/02/09	1
CHF	285	USD	249	02/02/09	3
CHF	29	USD	25	02/03/09	—
CHF	92	USD	80	02/03/09	1
CHF	185	USD	161	02/03/09	1
CHF	150	USD	129	02/04/09	—
DKK	2,487	USD	427	02/04/09	—
EUR	262	USD	343	02/02/09	7
EUR	100	USD	138	03/18/09	10
EUR	150	USD	195	03/18/09	3
EUR	1,500	USD	1,991	03/18/09	72
EUR	1,500	USD	1,937	03/18/09	17
EUR	2,000	USD	2,562	03/18/09	3

See accompanying notes which are an integral part of the financial statements.

58	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	2,800	USD	4,044	03/18/09	461
GBP	497	USD	703	02/02/09	(18)
GBP	241	USD	344	02/03/09	(5)
GBP	224	USD	323	02/04/09	(2)
GBP	150	USD	207	03/18/09	(11)
GBP	500	USD	766	03/18/09	42
GBP	500	USD	745	03/18/09	21
GBP	500	USD	723	03/18/09	(1)
GBP	800	USD	1,196	03/18/09	37
HKD	29	USD	4	02/02/09	—
HKD	40	USD	5	02/02/09	—
HKD	122	USD	16	02/02/09	—
HKD	283	USD	37	02/02/09	—
HKD	34	USD	4	02/03/09	—
HKD	200	USD	26	02/03/09	—
HKD	715	USD	92	02/03/09	—
JPY	212,384	USD	2,359	02/04/09	(5)
JPY	35,000	USD	378	03/18/09	(12)
JPY	60,000	USD	655	03/18/09	(13)
JPY	190,000	USD	2,132	03/18/09	15
ZAR	8,466	USD	824	02/06/09	(5)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					607

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 81.3%
Argentina - 0.0%
Petrobras Energia Participaciones SA - ADR	23,169	158

Austria - 0.1%
Wienerberger AG	31,823	411

Bermuda - 1.0%
C C Land Holdings, Ltd.	1,725,000	422
Cosan, Ltd. (Æ)(Ñ)	58,989	190
Cosco International Holdings, Ltd.	1,654,000	371
Credicorp, Ltd.	59,297	2,449
GOME Electrical Appliances Holdings, Ltd.	5,083,000	734
Li & Fung, Ltd. (Ñ)	342,000	686
Shangri-La Asia, Ltd. (Ñ)	864,000	1,008
Wilson Sons, Ltd. Class BDR	94,643	485
Yue Yuen Industrial Holdings, Ltd.	813,000	1,486

		7,831

Brazil - 8.0%
All America Latina Logistica SA	189,800	720
Amil Participacoes SA	206,984	642
Anhanguera Educacional Participacoes SA	127,315	670
Banco Bradesco SA - ADR	173,300	1,551
Banco do Brasil SA	792,177	4,849
Banco Itau Holding Financeira SA - ADR (Ñ)	189,775	1,905
BM&F Bovespa SA (Æ)	898,529	2,591
Brasil Brokers Participacoes SA (Æ)	390,000	269
Brasil Telecom Participacoes SA	51,100	1,316
Centrais Eletricas Brasileiras SA (Æ)	161,100	1,817
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	49,352	1,266
Cia de Bebidas das Americas - ADR (Ñ)	14,600	596
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	287,440	3,110
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	22,075	479
Cia de Saneamento de Minas Gerais-Copasa MG (Æ)	44,000	363
Cia Vale do Rio Doce ADR (Ñ)	372,500	4,522
Cia Vale do Rio Doce ADR (Æ)(Ñ)	507,040	7,154
Cyrela Brazil Realty SA	278,700	1,117
Gerdau SA - ADR (Ñ)	374,100	2,387
JBS SA	521,600	1,079
Lojas Renner SA	128,103	781
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	137,647	403
MRV Engenharia e Participacoes SA	33,000	154
NET Servicos de Comunicacao SA - ADR (Æ)(Ñ)	57,800	368
OGX Petroleo e Gas Participacoes SA (Æ)	945	224
Perdigao SA (Æ)	84,109	1,160
Perdigao SA - ADR (Æ)(Ñ)	13,100	355
Petroleo Brasileiro SA	52,700	690

	Principal Amount ($) or Shares	Market Value $
Petroleo Brasileiro SA - ADR (Ñ)	269,100	5,829
Petroleo Brasileiro SA - ADR	395,240	10,355
Redecard SA	69,400	785
Souza Cruz SA (Æ)	37,000	746
Tele Norte Leste Participacoes SA - ADR	79,989	984
Unibanco - Uniao de Bancos Brasileiros SA - ADR	38,500	2,167
Usinas Siderurgicas de Minas Gerais SA	50,700	590
Weg SA (Æ)	109,300	549

		64,543

Canada - 0.3%
First Quantum Minerals, Ltd.	135,068	2,393

Cayman Islands - 2.2%
Agile Property Holdings, Ltd. (Ñ)	818,000	315
Belle International Holdings, Ltd. (Ñ)	3,198,500	1,272
China Mengniu Dairy Co., Ltd. (Ñ)	471,000	623
China Shanshui Cement Group, Ltd. (Æ)	1,840,000	496
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	62,900	464
Foxconn International Holdings, Ltd. (Æ)(Ñ)	1,257,000	458
Hengan International Group Co., Ltd. (Ñ)	1,196,000	3,979
Hidili Industry International Development, Ltd. (Ñ)	2,089,000	681
Ju Teng International Holdings, Ltd. (Æ)	844,000	200
Kingboard Chemical Holdings, Ltd.	326,000	523
Lifestyle International Holdings, Ltd.	824,000	665
Lonking Holdings, Ltd.	1,422,000	657
Luen Thai Holdings, Ltd.	1,389,000	86
Pacific Textile Holdings, Ltd. (Ñ)	1,069,000	95
Parkson Retail Group, Ltd. (Ñ)	3,058,473	2,717
Shimao Property Holdings, Ltd. (Æ)(Ñ)	627,500	406
Shui On Land, Ltd. (Ñ)	2,391,162	605
Sina Corp. (Æ)(Ñ)	33,100	677
Tencent Holdings, Ltd. (Ñ)	308,600	1,888
Uni-President China Holdings, Ltd. (Æ)(Ñ)	2,644,000	784

		17,591

Chile - 1.2%
Banco de Credito e Inversiones	23,304	461
Banco Santander Chile - ADR	87,280	3,088
Embotelladora Andina SA - ADR	51,000	720
Empresa Nacional de Electricidad SA - ADR	6,443	241
Enersis SA - ADR	50,950	731
Lan Airlines SA - ADR (Ñ)	113,100	940
SACI Falabella	173,899	501
Sociedad Quimica y Minera de Chile SA - ADR	98,600	2,672

		9,354

China - 5.9%
Air China, Ltd. Class H (Ñ)	1,282,000	340
Angang Steel Co., Ltd. Class H (Ñ)	758,000	728
Anhui Conch Cement Co., Ltd. Class H (Æ)(Ñ)	706,654	3,400

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of China, Ltd. (Ñ)	3,033,000	795
Bank of Communications Co., Ltd. Class H (Ñ)	1,608,000	1,056
China Citic Bank (Ñ)	1,054,000	392
China Coal Energy Co.	570,000	412
China Communications Construction Co., Ltd. Class H (Ñ)	2,538,000	2,472
China Construction Bank Corp. Class H (Ñ)	2,906,000	1,420
China COSCO Holdings Co., Ltd. Class H (Ñ)	1,585,500	952
China Life Insurance Co., Ltd. Class H	493,000	1,306
China National Building Material Co., Ltd. Class H	838,000	906
China Petroleum & Chemical Corp. - ADR (Ñ)	7,782	421
China Petroleum & Chemical Corp. Class H (Ñ)	8,376,000	4,531
China Shenhua Energy Co., Ltd. (Ñ)	2,112,147	4,527
China South Locomotive and Rolling Stock Corp. (Æ)(Ñ)	1,466,000	692
China Telecom Corp., Ltd. Class H (Ñ)	9,345,000	3,390
Chongqing Iron & Steel Co., Ltd. (Æ)	656,000	170
Dongfeng Motor Group Co., Ltd. Class H	2,270,000	793
Huaneng Power International, Inc. Class H (Ñ)	1,948,000	1,394
Industrial & Commercial Bank of China (Ñ)	9,008,000	3,830
Jiangsu Expressway Co., Ltd. Class H	2,972,000	2,100
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,363,000	916
PetroChina Co., Ltd. - ADR (Ñ)	41,719	3,078
PetroChina Co., Ltd. Class H (Ñ)	2,251,000	1,664
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	1,008,000	454
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	337,100	1,471
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	95,000	162
Shanghai Forte Land Co. Class H (Æ)	1,538,000	227
Weiqiao Textile Co. Class H	1,184,000	351
Wumart Stores, Inc. Class H	287,000	201
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,978,000	2,577

		47,128

Colombia - 0.5%
BanColombia SA	160,900	858
BanColombia SA - ADR (Ñ)	160,743	3,364

		4,222

Czech Republic - 0.7%
CEZ	87,027	3,010
Komercni Banka AS	13,000	1,447
Telefonica O2 Czech Republic AS	80,900	1,514

		5,971

	Principal Amount ($) or Shares	Market Value $
Egypt - 0.6%
Egyptian Financial Group-Hermes Holding	233,884	605
Orascom Construction Industries	89,333	1,728
Orascom Construction Industries - GDR	25,933	1,056
Orascom Telecom Holding SAE	177,390	701
Telecom Egypt	199,377	515

		4,605

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	159,895	2,183

Hong Kong - 3.8%
Beijing Enterprises Holdings, Ltd.	687,500	2,687
China Insurance International Holdings Co., Ltd.	1,491,000	1,898
China Merchants Holdings International Co., Ltd. (Ñ)	258,658	458
China Mobile, Ltd.	835,082	7,533
China Mobile, Ltd. - ADR (Ñ)	78,780	3,543
China Overseas Land & Investment, Ltd. (Ñ)	1,114,911	1,456
China Resources Enterprise	2,766,189	3,984
China Unicom Hong Kong, Ltd.	1,004,000	928
Citic Pacific, Ltd.	981,000	1,145
CNOOC, Ltd.	4,831,000	4,160
CNOOC, Ltd. - ADR (Ñ)	1,263	109
Lenovo Group, Ltd. (Ñ)	8,406,000	1,572
Shougang Concord International Enterprises Co., Ltd.	4,228,000	431
Sinotrans Shipping, Ltd.	1,832,000	446

		30,350

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	115,777	285
MOL Hungarian Oil and Gas Nyrt	20,747	811
MOL Hungarian Oil and Gas Nyrt - ADR	12,898	458
OTP Bank Nyrt (Æ)	67,677	671
Richter Gedeon Nyrt	7,500	856

		3,081

India - 5.3%
Allahabad Bank	243,535	241
Andhra Bank	429,000	485
Axis Bank, Ltd.	115,000	1,005
Bajaj Auto, Ltd.	50,203	480
Bank of Baroda	220,000	1,124
BF Utilities, Ltd. (Æ)	19,711	173
Bharti Airtel, Ltd. (Æ)	294,170	3,773
Canara Bank	390,712	1,428
Chennai Petroleum Corp., Ltd.	50,660	113
Container Corp. of India	79,534	1,151
Dish TV India, Ltd. (Æ)	3,716	1
DLF, Ltd.	136,806	491
Genesis Indian Investment Co., Ltd.	449,819	12,154
GMR Infrastructure, Ltd. (Æ)	400,995	594
Great Eastern Shipping Co., Ltd. (The) Class A	223,050	772

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HDFC Bank, Ltd. - ADR (Ñ)	54,400	3,137
Hindustan Unilever, Ltd.	316,000	1,684
Housing Development Finance Corp.	51,860	1,611
ICICI Bank, Ltd. - ADR	43,000	709
IFCI, Ltd. (Æ)	547,412	210
Indian Overseas Bank	250,000	308
Ipca Laboratories, Ltd.	14,755	104
Jaiprakash Associates, Ltd.	508,333	777
Maruti Suzuki India, Ltd.	45,445	524
Mercator Lines, Ltd.	223,596	124
Mundra Port and Special Economic Zone, Ltd.	72,786	568
NIIT Technologies, Ltd.	45,816	50
NTPC, Ltd.	464,830	1,789
Oil & Natural Gas Corp., Ltd.	44,143	587
Orchid Chemicals & Pharmaceuticals, Ltd.	70,258	103
Oriental Bank of Commerce	111,000	325
Reliance Industries, Ltd. - GDR (Þ)	23,839	1,270
State Bank of India, Ltd. - GDR (Ñ)	29,197	1,397
Steel Authority of India, Ltd.	156,605	262
Sterlite Industries India, Ltd. - ADR (Ñ)	118,200	632
Sun Pharmaceutical Industries, Ltd.	10,573	231
Sun TV Network, Ltd.	163,838	545
Suzlon Energy, Ltd.	436,263	414
Union Bank of India	118,000	354
United Spirits, Ltd.	47,815	574

		42,274

Indonesia - 1.9%
Aneka Tambang Tbk PT	12,321,000	1,173
Bank Danamon Indonesia Tbk PT	804,006	158
Bank Rakyat Indonesia PT	11,058,734	4,315
Bumi Resources Tbk PT	1,279,000	55
International Nickel Indonesia Tbk PT	5,229,000	1,111
PT Astra International Tbk	993,000	1,112
Ramayana Lestari Sentosa Tbk PT	6,191,492	249
Telekomunikasi Indonesia Tbk PT	8,417,664	4,598
Telekomunikasi Indonesia Tbk PT - ADR	72,470	1,588
Timah Tbk PT	7,585,000	707

		15,066

Israel - 4.4%
Aladdin Knowledge Systems, Ltd. (Æ)(Ñ)	20,147	223
Alvarion, Ltd. (Æ)(Ñ)	73,007	240
AudioCodes, Ltd. (Æ)	79,054	135
Azorim-Investment Development & Construction Co., Ltd.	53,111	87
Bank Hapoalim BM (Æ)	1,135,300	2,048
Bank Leumi Le-Israel BM	1,160,794	2,128
Bezeq Israeli Telecommunication Corp., Ltd.	404,488	600
Cellcom Israel, Ltd.	38,628	805
Check Point Software Technologies (Æ)(Ñ)	219,574	4,978
Delek Automotive Systems, Ltd.	78,128	427
Elbit Systems, Ltd.	16,670	736
IDB Development Corp., Ltd.	20,729	191
Israel Chemicals, Ltd.	507,570	3,458

	Principal Amount ($) or Shares	Market Value $
Makhteshim-Agan Industries, Ltd.	135,330	424
Partner Communications	239,579	3,631
Syneron Medical, Ltd. (Æ)	54,873	387
Teva Pharmaceutical Industries, Ltd.	64,186	2,654
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	291,774	12,094

		35,246

Luxembourg - 2.1%
Genesis Smaller Companies	410,451	14,266
MHP SA - GDR (Æ)	77,900	263
Millicom International Cellular SA (Ñ)	30,800	1,206
Reinet Investments SCA (Æ)	1	—
Tenaris SA - ADR (Ñ)	50,400	998

		16,733

Malaysia - 1.1%
Bumiputra-Commerce Holdings BHD	1,303,163	2,291
Bursa Malaysia BHD	259,800	363
IGB Corp. BHD	1,650,100	659
IOI Corp. BHD	998,650	1,069
KLCC Property Holdings BHD	256,000	205
KNM Group BHD	8,058,600	953
Kuala Lumpur Kepong BHD	142,200	389
Kulim Malaysia BHD	144,900	195
Lion Industries Corp. BHD	1,080,600	192
Malaysian Bulk Carriers BHD	358,025	251
MISC BHD	141,700	338
PPB Group BHD	123,000	320
Proton Holdings BHD	169,800	80
Public Bank BHD	673,100	1,609
TA Enterprise BHD	1,083,200	183

		9,097

Mexico - 4.9%
Alfa SAB de CV Class A (Ñ)	557,900	932
America Movil SAB de CV Series L	410,665	11,708
Carso Global Telecom SAB de CV Class A (Æ)(Ñ)	106,900	386
Cemex SAB de CV (Æ)	1,961,075	1,542
Cemex SAB de CV - ADR (Æ)(Ñ)	142,305	1,109
Coca-Cola Femsa SAB de CV	253,400	961
Corp. GEO SAB de CV (Æ)	1,448,000	1,597
Corp. Moctezuma SAB de CV	247,682	307
Empresas ICA SAB de CV (Æ)(Ñ)	464,000	767
Fomento Economico Mexicano SAB de CV	524,000	1,465
Fomento Economico Mexicano SAB de CV - ADR (Ñ)	95,119	2,678
Grupo Aeroportuario del Pacifico SAB de CV - ADR (Ñ)	25,100	469
Grupo Famsa SAB de CV Class A (Æ)(Ñ)	1,046,000	467
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,529,390	2,015
Grupo Financiero Inbursa SA Class O (Ñ)	479,876	1,071
Grupo Mexico SAB de CV	1,786,490	980
Grupo Televisa SA - ADR (Ñ)	49,000	686

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Megacable Holdings SAB de CV (Æ)	510,303	639
Telefonos de Mexico SAB de CV	696,300	616
Telefonos de Mexico SAB de CV Series L (Ñ)	89,400	1,583
Urbi Desarrollos Urbanos SAB DE CV (Æ)(Ñ)	1,336,000	1,372
Wal-Mart de Mexico SAB de CV (Ñ)	1,998,184	4,168
Wal-Mart de Mexico SAB de CV - ADR (Ñ)	85,000	1,760

		39,278

Netherlands - 0.2%
X 5 Retail Group NV - GDR (Æ)	238,841	1,616

Nigeria - 0.1%
First City Monument Bank PLC	13,643,635	381
Guaranty Trust Bank PLC - GDR	142,345	331
Nigerian Breweries PLC	935,683	189
United Bank for Africa PLC	4,202,374	188

		1,089

Oman - 0.2%
Bank Muscat SAOG	29,310	51
Bank Muscat SAOG - GDR	188,090	1,128
National Bank of Oman, Ltd.	687,456	500

		1,679

Pakistan - 0.2%
Fauji Fertilizer Co., Ltd.	542,261	593
Oil & Gas Development Co., Ltd.	342,000	198
Pakistan Petroleum, Ltd.	173,600	327
Pakistan State Oil Co., Ltd.	224,500	345

		1,463

Panama - 0.1%
Copa Holdings SA Class A (Ñ)	27,818	730

Philippines - 0.4%
First Gen Corp. (Æ)	404,400	111
Philippine Long Distance Telephone Co.	34,630	1,520
Philippine Long Distance Telephone Co. - ADR	38,840	1,719
Universal Robina Corp.	2,009,000	299

		3,649

Poland - 0.4%
Bank Pekao SA	23,800	739
KGHM Polska Miedz SA	130,367	1,118
Powszechna Kasa Oszczednosci Bank Polski SA	38,962	309
Przedsiebiorstwo Eksportu i Importu Kopex SA (Æ)	73,036	208
Telekomunikacja Polska SA	161,348	911

		3,285

	Principal Amount ($) or Shares	Market Value $
Qatar - 0.2%
Commercial Bank of Qatar - GDR (Æ)	355,100	1,137
Qatar National Bank SAQ	23,559	721

		1,858

Russia - 5.8%
Bank St. Petersburg	158,545	103
Gazprom OAO - ADR	1,068,211	13,861
Kalina	15,100	72
LSR Group - GDR (Æ)	127,200	92
LUKOIL - ADR (Ñ)	403,035	13,207
LUKOIL - ADR	37,801	1,240
Magnit OAO (Æ)	100,226	1,404
Magnitogorsk Iron & Steel Works - GDR (Å)	87,200	170
Magnitogorsk Iron & Steel Works - GDR	298,300	695
Mechel - ADR (Ñ)	68,900	234
MMC Norilsk Nickel - ADR (Ñ)	696,116	2,882
Mobile Telesystems OJSC - ADR	137,564	2,930
NovaTek OAO - GDR	56,236	1,238
NovaTek OAO - GDR (Ñ)(Å)	19,900	364
Novolipetsk Steel OJSC - GDR	33,183	282
Novorossiysk Commercial Sea Port - GDR (þ)	23,647	118
Novorossiysk Commercial Sea Port - GDR	150,138	751
Raspadskaya	429,107	369
RBC Information Systems (Æ)	143,781	42
Rosneft Oil Co. - GDR	151,299	471
Sberbank	4,936,179	2,289
Seventh Continent (Æ)	38,851	220
Severstal - GDR	36,434	95
Surgutneftegaz - ADR (Ñ)	93,010	398
Tatneft - GDR	42,300	1,393
TMK OAO - GDR	13,000	56
TMK OAO	87,000	113
Uralkali - GDR	85,029	534
VTB Bank OJSC - GDR (þ)	43,600	52
VTB Bank OJSC - GDR	744,194	886

		46,561

South Africa - 5.8%
ABSA Group, Ltd.	123,197	1,113
African Bank Investments, Ltd.	141,919	364
AngloGold Ashanti, Ltd.	24,200	687
ArcelorMittal South Africa, Ltd.	158,782	1,241
Aspen Pharmacare Holdings, Ltd. (Æ)	99,738	412
Astral Foods, Ltd.	41,167	366
Aveng, Ltd.	235,981	606
Barloworld, Ltd.	148,151	485
Bidvest Group, Ltd.	321,876	3,140
DataTec, Ltd. (Æ)	270,000	402
Exxaro Resources, Ltd.	183,907	1,221
FirstRand, Ltd.	723,421	1,050
Foschini, Ltd.	183,683	820
Gold Fields, Ltd. - ADR (Ñ)	34,900	367
Harmony Gold Mining Co., Ltd. - ADR (Æ)(Ñ)	33,600	396

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Impala Platinum Holdings, Ltd.	181,733	2,087
Imperial Holdings, Ltd.	85,100	426
Massmart Holdings, Ltd.	144,190	1,139
Mondi, Ltd.	311,633	974
MTN Group, Ltd.	423,714	4,025
Murray & Roberts Holdings, Ltd.	278,799	1,167
Pick’n Pay Stores, Ltd.	124,454	421
Pretoria Portland Cement Co., Ltd.	132,500	381
Reunert, Ltd.	113,383	523
Sanlam, Ltd.	2,156,976	3,411
Sasol, Ltd.	345,188	9,225
Shoprite Holdings, Ltd.	296,576	1,576
Standard Bank Group, Ltd.	917,109	6,335
Telkom SA, Ltd.	81,627	923
Tiger Brands, Ltd.	131,162	1,806

		47,089

South Korea - 9.8%
Amorepacific Corp.	768	342
DC Chemical Co., Ltd. (Æ)	5,214	770
Dongbu Corp. (Æ)	63,120	277
Dongwon F&B Co., Ltd. (Æ)	10,420	190
Dongwon Industries Co., Ltd. (Æ)	3,994	249
GS Holdings Corp. (Æ)	26,600	505
Hana Financial Group, Inc.	137,100	2,227
Handsome Co., Ltd. (Æ)	49,930	299
Hankook Tire Co., Ltd.	131,110	1,241
Hanwha Chem Corp. (Æ)	126,330	653
Hanyang Securities Co., Ltd.	57,810	334
Honam Petrochemical Corp. (Æ)(Ñ)	73,814	3,077
Hynix Semiconductor, Inc. (Æ)(Ñ)	363,640	2,300
Hyosung Corp. (Æ)	22,450	777
Hyundai Development Co. (Æ)	30,220	781
Hyundai Heavy Industries (Ñ)	10,764	1,520
Hyundai Marine & Fire Insurance Co., Ltd. (Ñ)	67,100	591
Hyundai Mobis (Æ)	25,800	1,197
Hyundai Motor Co.	74,870	2,524
Hyundai Steel Co. (Ñ)	26,640	703
Ilsung Pharmaceuticals Co., Ltd. (Æ)	4,003	177
Industrial Bank of Korea (Æ)	237,400	1,469
KB Financial Group, Inc. (Æ)	157,787	4,126
KB Financial Group, Inc. - ADR (Ñ)	33,770	873
KCC Corp.	5,661	1,150
Keangnam Enterprises, Ltd. (Æ)	45,040	169
Kolon Engineering & Construction Co., Ltd. (Æ)	44,440	201
Korea Development Corp. (Æ)	37,800	152
Korea Electric Power Corp. (Æ)	113,970	2,305
Korea Electric Power Corp. - ADR (Ñ)	951	9
Korea Line Corp. (Æ)	8,645	398
KT Corp.	20,180	577
KT&G Corp.	35,148	2,100
Kwang Dong Pharmaceutical Co., Ltd. (Æ)	131,100	286
LG Chem, Ltd. (Ñ)	41,480	2,366
LG Corp. Class H (Æ)(Ñ)	48,931	1,353
LG Electronics, Inc. Class H (Ñ)	14,058	717

	Principal Amount ($) or Shares	Market Value $
LG Household & Health Care, Ltd.	23,678	2,843
LG Life Sciences, Ltd. (Æ)	16,470	469
LG Telecom, Ltd.	255,990	1,719
LIG Insurance Co., Ltd. (Ñ)	73,400	591
Lotte Samkang Co., Ltd. (Æ)	2,216	211
Maeil Dairy Industry Co., Ltd. (Æ)	36,580	302
Namyang Dairy Products Co., Ltd. (Æ)	814	272
NHN Corp. (Æ)	11,788	1,169
Poongsan Corp. (Æ)	26,944	193
PSK, Inc. (Æ)	75,400	190
S&T Daewoo Co., Ltd. (Æ)	40,620	271
S-Oil Corp.	44,242	1,862
Samsung Card Co. (Ñ)	23,231	629
Samsung Electronics Co., Ltd. (Ñ)	38,527	13,399
Samsung Electronics Co., Ltd. - GDR (þ)	17,690	3,104
Samsung Electronics Co., Ltd. - GDR	5,915	643
Samsung Fire & Marine Insurance Co., Ltd.	37,908	4,486
Samsung Heavy Industries Co., Ltd. (Ñ)	27,900	532
Shinhan Financial Group Co., Ltd. (Æ)	64,300	1,298
Shinsegae Co., Ltd. (Ñ)	5,808	1,848
SK Energy Co., Ltd.	7,841	443
SK Telecom Co., Ltd.	5,724	854
Sungwoo Hitech Co., Ltd. (Æ)	76,475	177
Taewoong Co., Ltd.	22,000	1,425
Yuhan Corp. (Æ)	7,690	1,118

		79,033

Taiwan - 6.6%
Alpha Networks, Inc.	288,000	137
Altek Corp.	517,000	402
Asia Vital Components Co., Ltd.	382,000	146
Asustek Computer, Inc.	305,353	278
AU Optronics Corp.	5,085,177	3,562
AU Optronics Corp. - ADR (Ñ)	176,993	1,253
Cathay Financial Holding Co., Ltd. - GDR	81,092	811
China Steel Corp. - GDR	7,390	101
China Steel Corp. Class H	6,418,429	4,355
Chinatrust Financial Holding Co., Ltd.	2,336,793	783
Chung Hung Steel Corp.	1,326,000	443
Chunghwa Telecom Co., Ltd.	463,430	702
Chunghwa Telecom Co., Ltd. - ADR (Ñ)	86,253	1,297
CMC Magnetics Corp. (Æ)	1,445,000	199
Compal Electronics, Inc.	2,902,184	1,471
Coretronic Corp.	507,000	272
Delta Electronics, Inc.	1,311,030	2,072
Efun Technologies Co., Ltd.	217,000	147
Evergreen Marine Corp. Taiwan, Ltd.	1,439,870	569
Far Eastern Department Stores Co., Ltd.	695,150	315
Far Eastern Textile Co., Ltd.	1,203,999	740
Farglory Land Development Co., Ltd.	189,000	124
Formosa Chemicals & Fibre Corp.	697,000	754
Formosa Plastics Corp.	509,000	719
HannStar Display Corp.	2,818,000	340
Holtek Semiconductor, Inc.	483,000	303
HON HAI Precision Industry Co., Ltd.	694,529	1,204
HTC Corp.	54,100	516
King’s Town Construction Co., Ltd. (Æ)	650,000	257

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kinsus Interconnect Technology Corp.	755,260	672
MediaTek, Inc.	519,381	3,750
Merry Electronics Co., Ltd.	207,000	145
Micro-Star International Co., Ltd.	531,782	257
Nan Ya Plastics Corp.	1,362,710	1,337
Phihong Technology Co., Ltd.	744,000	155
Powerchip Semiconductor Corp. (Æ)	1	—
Radiant Opto-Electronics Corp.	493,000	351
Sanyang Industry Co., Ltd.	2,004,000	365
Shih Wei Navigation Co., Ltd.	170,000	183
Siliconware Precision Industries Co. (Ñ)	1,533,475	1,200
Siliconware Precision Industries Co. - ADR	100,182	414
Sintek Photronic Corp. (Æ)	881,000	101
Synnex Technology International Corp.	1,398,100	1,574
Taiwan Semiconductor Manufacturing Co., Ltd.	5,881,890	7,108
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	165,912	1,251
Teco Electric and Machinery Co., Ltd.	1,037,000	281
TSRC Corp.	510,000	369
U-Ming Marine Transport Corp.	609,000	706
Uni-President Enterprises Corp.	2,373,052	1,829
Unimicron Technology Corp.	1,181,620	443
United Microelectronics Corp.	11,483,718	2,521
United Microelectronics Corp. - ADR (Ñ)	862,613	1,561
Vanguard International Semiconductor Corp.	975,854	191
Waffer Technology Co., Ltd. (Æ)	691,000	93
Walsin Lihwa Corp.	5,028,000	845
Wellypower Optronics Corp.	372,000	188
Wistron Corp.	989,671	694
Wistron Corp. - GDR	37,918	265

		53,121

Thailand - 1.6%
Bank of Ayudhya PCL	411,458	101
Charoen Pokphand Foods PCL	3,300,800	312
CP ALL PCL	1,116,986	358
Glow Energy PCL - GDR	942,500	620
Hana Microelectronics PCL	623,500	196
Precious Shipping PCL	781,600	237
PTT Aromatics & Refining PCL	1,891,626	530
PTT Chemical PCL	1,424,732	1,273
PTT Exploration & Production PCL	405,300	1,114
PTT PCL	603,600	2,762
Ratchaburi Electricity Generating Holding PCL	270,600	308
Regional Container Lines PCL	962,600	179
Siam Commercial Bank PCL	1,161,900	1,728
Thai Beverage PCL	10,216,456	1,314
Thai Oil PCL	725,200	508
Thoresen Thai Agencies PCL	3,022,500	1,488

		13,028

Turkey - 2.9%
Adana Cimento Class A	34,693	56
Anadolu Efes Biracilik Ve Malt Sanayii AS	321,595	2,160

	Principal Amount ($) or Shares	Market Value $
BIM Birlesik Magazalar AS	32,200	687
Cimsa Cimento Sanayi ve Tica	263,875	462
Dogan Sirketler Grubu Holdings (Æ)	6,861,235	2,550
Dogus Otomotiv Servis ve Ticaret AS	128,495	150
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	934,227	468
Eregli Demir ve Celik Fabrikalari TAS	463,265	997
Ford Otomotiv Sanayi AS	136,893	349
Haci Omer Sabanci Holding AS	572,370	1,087
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	2,323,454	697
Otokar Otobus Karoseri Sanayi AS	36,180	178
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	513,151	445
Trakya Cam Sanayi AS (Æ)	448,051	234
Tupras Turkiye Petrol Rafine	208,952	1,970
Turk Hava Yollari (Æ)(Ñ)	382,535	1,404
Turk Telekomunikasyon AS (Æ)	249,257	640
Turkiye Garanti Bankasi AS (Æ)	1,941,228	2,615
Turkiye Is Bankasi Class C	1,616,009	3,568
Ulker Biskuvi Sanayi AS	193,601	200
Vestel Elektronik Sanayi (Æ)	1,179,621	574
Yapi ve Kredi Bankasi AS (Æ)	1,378,803	1,479

		22,970

United Kingdom - 2.0%
Anglo American PLC	300,247	5,371
Antofagasta PLC	151,000	916
Astro All Asia Networks PLC	205,067	121
British American Tobacco PLC (Æ)	1	—
Eurasian Natural Resources Corp.	273,028	1,252
Hikma Pharmaceuticals PLC	210,410	1,089
Kazakhmys PLC	38,249	123
SABMiller PLC	215,975	3,466
Standard Chartered PLC	35,600	451
Tullow Oil PLC	361,651	3,614

		16,403

United States - 0.3%
Central European Distribution Corp. (Æ)(Ñ)	45,710	553
CTC Media, Inc. (Æ)(Ñ)	55,300	191
Southern Copper Corp. (Ñ)	111,500	1,554

		2,298

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA	833	6

Zimbabwe - 0.0%
Delta Corp., Ltd. (ß)	1,323,859	344

Total Common Stocks (cost $988,738)		653,737

Preferred Stocks - 4.1%
Brazil - 3.1%
Banco Bradesco SA	164,113	1,471
Banco Itau Holding Financeira SA	239,725	2,416
Brasil Telecom Participacoes SA	379,200	2,501

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brasil Telecom SA	60,000	307
Centrais Eletricas Brasileiras SA (Æ)	267,800	2,816
Cia Paranaense de Energia	148,500	1,395
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	30,000	336
Investimentos Itau SA	226,510	715
Petroleo Brasileiro SA (Æ)	520,900	5,620
Tam SA	42,300	315
Tele Norte Leste Participacoes SA	75,800	938
Telemar Norte Leste SA	45,300	885
Usinas Siderurgicas de Minas Gerais SA	438,898	5,460

		25,175

Chile - 0.1%
Embotelladora Andina SA	318,000	786
Embotelladora Andina SA Class A	13,200	27

		813

Colombia - 0.0%
BanColombia SA	7,200	38

Russia - 0.1%
Transneft	3,170	549
URSA Bank	1,509,305	363

		912

South Korea - 0.8%
Hyundai Motor Co.	14,440	159
Samsung Electronics Co., Ltd.	28,268	6,150

		6,309

Total Preferred Stocks (cost $43,870)		33,247

Warrants & Rights - 0.1%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. (Æ) 2009 Rights	49,680	15

United States - 0.1%
Far Eastern Textile Co., Ltd. (Þ)(Æ) 2012 Warrants	714,890	442
HON HAI Precision Industry Co., Ltd. (Þ)(Æ) 2012 Warrants	278,015	486

		928

Total Warrants & Rights (cost $2,204)		943

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Certificates of Participation - 0.1%
Bahamas - 0.1%
Credit Suisse Group AG Equity Linked Note due 11/18/11	13	364

Total Certificates of Participation (cost $408)		364

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
Feb 2009 40,563.33 Call (460)	BRL 18,659	59
Feb 2009 40,634.82 Call (640)	BRL 26,006	83

Total Options Purchased (cost $140)		142

	Principal Amount ($) or Shares

Short-Term Investments - 8.4%
United States - 8.4%
Russell Investment Company Russell Money Market Fund	67,586,000	67,586

Total Short-Term Investments (cost $67,586)		67,586

Other Securities - 13.8%
Russell Investment Company Russell Money Market Fund (×)	62,478,413	62,478
State Street Securities Lending Quality Trust (×)	51,244,333	48,913

Total Other Securities (cost $113,722)		111,391

Total Investments - 107.8% (identified cost $1,216,668)		867,410

Other Assets and Liabilities, Net - (7.8%)		(63,014)

Net Assets - 100.0%		804,396

See accompanying notes which are an integral part of the financial statements.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	380	HKD	176,500	02/09	798
JSE-40 Index (South Africa)	750	ZAR	139,485	03/09	(1,007)
Kospi 200 Index Futures (South Korea)	320	KRW	24,272,000	03/09	623
Mexico Bolsa Index (Mexico)	490	MXN	95,888	03/09	(686)
MSCI Taiwan Index	770	USD	12,143	02/09	(428)
S&P CNX Nifty Index (Singapore)	1,250	USD	7,153	02/09	380

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(320)

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Bovespa Index Futures Feb 2009 40,563.33 Put (460)	BRL	18,659	(261)
Feb 2009 40,634.82 Put (640)	BRL	26,006	(382)

Total Liability for Options Written (premiums received $140)			(643)

See accompanying notes which are an integral part of the financial statements.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	13	BRL	29	02/02/09	—
USD	21	BRL	48	02/02/09	—
USD	169	BRL	384	02/02/09	(3)
USD	22	BRL	51	02/03/09	—
USD	38	BRL	88	02/03/09	—
USD	433	BRL	1,000	03/18/09	(8)
USD	588	BRL	1,400	03/18/09	7
USD	777	BRL	2,000	03/18/09	73
USD	1,186	BRL	3,000	03/18/09	89
USD	1,259	BRL	3,000	03/18/09	16
USD	2,728	BRL	6,500	03/18/09	35
USD	3,800	BRL	9,000	03/18/09	25
USD	7,125	BRL	17,100	03/18/09	143
USD	38	EGP	210	01/30/09	—
USD	21	GBP	15	02/02/09	—
USD	20	GBP	14	02/03/09	—
USD	31	GBP	21	02/04/09	—
USD	20	HKD	152	02/02/09	—
USD	43	HKD	337	02/03/09	—
USD	14	HUF	3,195	02/02/09	(1)
USD	194	INR	10,000	03/18/09	10
USD	1,018	INR	50,000	03/18/09	—
USD	1,488	INR	73,000	03/18/09	(1)
USD	1,572	INR	77,000	03/18/09	(4)
USD	4,036	INR	200,000	03/18/09	37
USD	1,456	KRW	2,000,000	03/18/09	(6)
USD	1,458	KRW	1,960,000	03/18/09	(37)
USD	2,161	KRW	3,000,000	03/18/09	15
USD	2,455	KRW	3,300,000	03/18/09	(63)
USD	2,681	KRW	3,600,000	03/18/09	(70)
USD	2,827	KRW	3,800,000	03/18/09	(72)
USD	7,617	KRW	10,100,000	03/18/09	(294)
USD	354	MXN	5,000	03/18/09	(9)
USD	362	MXN	5,000	03/18/09	(17)
USD	700	MXN	10,000	03/18/09	(10)
USD	1,072	MXN	15,000	03/18/09	(38)
USD	5,947	MXN	80,000	03/18/09	(429)
USD	45	TRY	74	02/02/09	—
USD	146	ZAR	1,464	02/02/09	(3)
USD	161	ZAR	1,628	02/02/09	(1)
USD	162	ZAR	1,643	02/02/09	(1)
USD	72	ZAR	723	02/03/09	(1)
USD	144	ZAR	1,445	02/03/09	(3)
USD	159	ZAR	1,594	02/03/09	(3)
USD	170	ZAR	1,702	02/03/09	(3)
USD	47	ZAR	466	02/04/09	(2)
USD	74	ZAR	736	02/04/09	(2)
USD	110	ZAR	1,087	02/04/09	(4)
USD	202	ZAR	2,000	02/04/09	(7)
USD	321	ZAR	3,166	02/04/09	(10)
USD	142	ZAR	1,422	02/05/09	(2)
USD	225	ZAR	2,246	02/05/09	(5)
USD	50	ZAR	508	02/06/09	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	946	ZAR	10,000	03/18/09	23
USD	966	ZAR	10,000	03/18/09	2
USD	985	ZAR	10,000	03/18/09	(16)
USD	1,937	ZAR	20,200	03/18/09	19
USD	9,811	ZAR	99,800	03/18/09	(148)
BRL	259	USD	114	02/02/09	2
BRL	2,000	USD	835	03/18/09	(15)
BRL	3,000	USD	1,226	03/18/09	(49)
HKD	575	USD	74	02/02/09	—
HKD	966	USD	124	02/02/09	—
HKD	1,230	USD	159	02/02/09	—
HKD	435	USD	56	02/03/09	—
HKD	715	USD	92	02/03/09	—
HKD	1,373	USD	177	02/03/09	—
INR	10,000	USD	206	03/18/09	2
INR	40,000	USD	806	03/18/09	(8)
KRW	100,000	USD	75	03/18/09	3
KRW	300,000	USD	225	03/18/09	8
KRW	1,000,000	USD	741	03/18/09	16
KRW	2,000,000	USD	1,537	03/18/09	87
KRW	2,500,000	USD	1,926	03/18/09	113
KRW	3,860,000	USD	2,907	03/18/09	108
MXN	641	USD	45	02/03/09	1
MXN	77	USD	5	02/04/09	—
MXN	158	USD	11	02/04/09	—
MXN	5,000	USD	367	03/18/09	22
MXN	10,000	USD	739	03/18/09	49
ZAR	430	USD	42	02/02/09	—
ZAR	115	USD	11	02/03/09	—
ZAR	666	USD	67	02/03/09	1
ZAR	132	USD	13	02/04/09	—
ZAR	403	USD	41	02/04/09	1
ZAR	104	USD	10	02/05/09	—
ZAR	5,000	USD	506	03/18/09	22
ZAR	5,000	USD	502	03/18/09	17
ZAR	10,000	USD	1,034	03/18/09	66

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(333)

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.0%
Auto and Transportation - 1.7%
Burlington Northern Santa Fe Corp.	2,600	172
CSX Corp.	20,600	597
Norfolk Southern Corp.	31,400	1,205
PACCAR, Inc. (Ñ)	23,700	625
Union Pacific Corp.	18,340	803
United Parcel Service, Inc. Class B	32,850	1,396

		4,798

Consumer Discretionary - 10.8%
Activision Blizzard, Inc. (Æ)	33,430	293
Advance Auto Parts, Inc.	10,500	344
Amazon.com, Inc. (Æ)(Ñ)	48,000	2,823
Avon Products, Inc.	4,600	94
Best Buy Co., Inc.	12,400	347
Cablevision Systems Corp. Class A	31,570	506
Comcast Corp. Class A	4,000	59
Comcast Corp. Class A (Ñ)	99,000	1,374
Costco Wholesale Corp.	3,890	175
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	10,200	112
eBay, Inc. (Æ)	44,200	531
Estee Lauder Cos., Inc. (The) Class A (Ñ)	7,100	186
Family Dollar Stores, Inc. (Ñ)	13,300	369
FTI Consulting, Inc. (Æ)(Ñ)	15,420	632
Guess ?, Inc.	27,360	440
Home Depot, Inc.	3,600	78
International Game Technology	4,100	44
Iron Mountain, Inc. (Æ)(Ñ)	33,350	682
ITT Educational Services, Inc. (Æ)(Ñ)	2,700	331
JC Penney Co., Inc. (Ñ)	32,700	548
Kimberly-Clark Corp.	4,799	247
Kohl’s Corp. (Æ)	31,290	1,149
Las Vegas Sands Corp. (Æ)(Ñ)	228,820	1,178
Lowe’s Cos., Inc.	111,600	2,039
Mattel, Inc.	8,900	126
McDonald’s Corp.	25,500	1,480
News Corp. Class A	37,280	238
Nike, Inc. Class B	15,900	720
Polo Ralph Lauren Corp. Class A (Ñ)	6,800	279
Republic Services, Inc. Class A	77,904	2,015
Royal Caribbean Cruises, Ltd. (Ñ)	15,900	103
Staples, Inc. (Ñ)	49,220	785
Starbucks Corp. (Æ)	173,600	1,639
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	11,600	175
Take-Two Interactive Software, Inc. (Æ)	11,100	78
Target Corp. (Ñ)	700	22
Time Warner, Inc.	133,475	1,245
VF Corp.	5,800	325
Wal-Mart Stores, Inc.	67,400	3,176
Walt Disney Co. (The)	107,700	2,227
Wyndham Worldwide Corp.	90,800	557
Wynn Resorts, Ltd. (Æ)	10,300	310

		30,081

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 6.1%
Altria Group, Inc.	33,300	551
Clorox Co.	17,160	861
Coca-Cola Co. (The)	50,800	2,170
Coca-Cola Enterprises, Inc. (Ñ)	18,100	203
General Mills, Inc.	18,600	1,100
Kraft Foods, Inc. Class A	83,704	2,348
Molson Coors Brewing Co. Class B	23,500	946
PepsiCo, Inc.	60,080	3,018
Procter & Gamble Co.	67,685	3,689
Safeway, Inc.	23,300	499
SUPERVALU, Inc.	21,600	379
SYSCO Corp.	50,500	1,126

		16,890

Financial Services - 12.1%
ACE, Ltd.	18,800	821
Aflac, Inc.	3,500	81
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	1,500	89
Allstate Corp. (The)	12,500	271
American Express Co. (Ñ)	55,710	932
Apartment Investment & Management Co. Class A (ö)(Ñ)	8,977	80
Assurant, Inc.	5,200	137
Axis Capital Holdings, Ltd.	10,100	245
Bank of America Corp.	159,848	1,052
Bank of New York Mellon Corp. (The)	107,401	2,764
BB&T Corp. (Ñ)	3,200	63
Capital One Financial Corp. (Ñ)	67,570	1,070
Charles Schwab Corp. (The)	41,200	560
Cigna Corp.	15,300	266
CIT Group, Inc.	21,400	60
Citigroup, Inc.	88,245	313
CME Group, Inc. Class A	5,900	1,026
Comerica, Inc. (Ñ)	52,400	873
Discover Financial Services	44,200	316
Duke Realty Corp. (ö)(Ñ)	200	2
Goldman Sachs Group, Inc. (The)	30,500	2,462
Hartford Financial Services Group, Inc. (Ñ)	5,000	66
IntercontinentalExchange, Inc. (Æ)(Ñ)	33,900	1,930
JPMorgan Chase & Co.	113,820	2,904
Keycorp	31,300	228
Kimco Realty Corp. (ö)(Ñ)	5,800	83
Lincoln National Corp.	1,500	23
M&T Bank Corp. (Ñ)	900	35
Marsh & McLennan Cos., Inc.	23,700	458
Mastercard, Inc. Class A (Ñ)	1,300	176
MetLife, Inc.	50,880	1,462
Moody’s Corp. (Ñ)	37,300	799
Morgan Stanley	72,000	1,457
NYSE Euronext (Ñ)	15,000	330
Paychex, Inc.	14,700	357
PNC Financial Services Group, Inc.	26,800	872
ProLogis (ö)(Ñ)	3,000	30
Prudential Financial, Inc.	2,200	57
RenaissanceRe Holdings, Ltd.	6,400	286
Simon Property Group, Inc. (ö)	3,300	142

70	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

State Street Corp.	10,700	249
T Rowe Price Group, Inc. (Ñ)	15,240	420
TD Ameritrade Holding Corp. (Æ)	96,700	1,087
Travelers Cos., Inc. (The)	7,000	270
Unum Group	10,000	142
US Bancorp	38,000	564
Ventas, Inc. (ö)(Ñ)	3,100	86
Visa, Inc. (Ñ)	54,205	2,675
Wells Fargo & Co.	123,500	2,334
Western Union Co. (The)	43,240	591
Zions Bancorporation (Ñ)	9,600	143

		33,739

Health Care - 16.7%
Abbott Laboratories	68,400	3,792
Abraxis Bioscience, Inc. (Æ)(Ñ)	7,500	521
Aetna, Inc.	15,900	493
Alexion Pharmaceuticals, Inc. (Æ)	3,600	133
Allergan, Inc.	61,100	2,329
Amgen, Inc. (Æ)	19,540	1,072
Baxter International, Inc.	22,500	1,320
Boston Scientific Corp. (Æ)	14,200	126
Bristol-Myers Squibb Co.	20,800	445
Cardinal Health, Inc.	7,000	264
Celgene Corp. (Æ)	18,700	990
Covidien, Ltd.	51,525	1,975
CR Bard, Inc.	3,900	334
CVS Caremark Corp.	119,290	3,206
Eli Lilly & Co.	4,600	169
Express Scripts, Inc. Class A (Æ)	19,800	1,064
Genentech, Inc. (Æ)	7,350	597
Genzyme Corp. (Æ)	45,100	3,108
Gilead Sciences, Inc. (Æ)	67,240	3,414
GlaxoSmithKline PLC - ADR	23,400	825
Intuitive Surgical, Inc. (Æ)(Ñ)	16,400	1,693
Johnson & Johnson	52,038	3,002
McKesson Corp.	8,700	385
Medco Health Solutions, Inc. (Æ)	3,500	157
Medtronic, Inc.	8,000	268
Merck & Co., Inc.	73,100	2,087
Mindray Medical International, Ltd. - ADR (Ñ)	42,500	878
Pfizer, Inc.	180,500	2,632
Schering-Plough Corp.	56,600	994
Stryker Corp. (Ñ)	28,600	1,208
Thermo Fisher Scientific, Inc. (Æ)	36,600	1,315
UnitedHealth Group, Inc.	37,370	1,059
Varian Medical Systems, Inc. (Æ)	42,400	1,574
Vertex Pharmaceuticals, Inc. (Æ)	5,100	169
Watson Pharmaceuticals, Inc. Class B (Æ)	43,600	1,189
WellPoint, Inc. (Æ)	11,500	477
Wyeth	24,300	1,044
Zimmer Holdings, Inc. (Æ)	7,300	266

		46,574

	Principal Amount ($) or Shares	Market Value $
Integrated Oils - 5.7%
Chevron Corp.	53,387	3,765
ConocoPhillips	48,979	2,328
Exxon Mobil Corp.	94,446	7,223
Hess Corp.	10,600	589
Marathon Oil Corp.	16,400	447
Occidental Petroleum Corp.	22,500	1,227
Royal Dutch Shell PLC - ADR	6,600	325

		15,904

Materials and Processing - 2.5%
Air Products & Chemicals, Inc.	8,200	412
Alcoa, Inc.	16,400	128
Avery Dennison Corp. (Ñ)	23,600	572
BHP Billiton, Ltd. - ADR (Ñ)	9,900	372
Domtar Corp. (Æ)	18,900	28
Dow Chemical Co. (The)	29,100	337
EI Du Pont de Nemours & Co.	7,800	179
Freeport-McMoRan Copper & Gold, Inc. Class B	10,700	269
Monsanto Co.	35,550	2,704
PPG Industries, Inc.	6,500	244
Praxair, Inc.	19,610	1,221
Rohm and Haas Co.	6,300	348
United States Steel Corp.	9,200	276

		7,090

Miscellaneous - 1.3%
ABB, Ltd. - ADR	75,910	991
Eaton Corp.	12,000	528
General Electric Co.	88,800	1,077
Honeywell International, Inc.	12,300	404
Johnson Controls, Inc.	32,700	409
Textron, Inc. (Ñ)	12,900	116

		3,525

Other Energy - 5.5%
Anadarko Petroleum Corp.	3,980	146
Baker Hughes, Inc.	23,800	793
Cameron International Corp. (Æ)	19,400	449
Devon Energy Corp.	30,910	1,904
Dynegy, Inc. Class A (Æ)	3,332	7
El Paso Corp. (Ñ)	146,190	1,196
FMC Technologies, Inc. (Æ)(Ñ)	48,600	1,438
Halliburton Co.	4,200	72
National Oilwell Varco, Inc. (Æ)	108,000	2,855
NV Energy, Inc.	44,600	479
Peabody Energy Corp.	16,000	400
Schlumberger, Ltd.	107,000	4,367
Smith International, Inc.	7,500	170
Southwestern Energy Co. (Æ)	28,870	914
Valero Energy Corp.	4,500	109
XTO Energy, Inc.	4,375	162

		15,461

Russell Tax-Managed U.S. Large Cap Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 4.2%
American Tower Corp. Class A (Æ)	26,000	789
Applied Materials, Inc.	127,200	1,192
Boeing Co.	12,700	537
Caterpillar, Inc.	9,900	305
Crown Castle International Corp. (Æ)	13,900	271
Danaher Corp. (Ñ)	9,200	515
Deere & Co.	2,200	76
Emerson Electric Co.	13,300	435
Goodrich Corp.	6,300	244
Ingersoll-Rand Co., Ltd. Class A	19,000	308
KB Home (Ñ)	7,500	80
Lam Research Corp. (Æ)	26,000	525
Lockheed Martin Corp.	1,400	115
Northrop Grumman Corp.	11,200	539
NVR, Inc. (Æ)(Ñ)	2,170	925
Parker Hannifin Corp.	10,900	417
Toll Brothers, Inc. (Æ)(Ñ)	6,300	107
United Technologies Corp.	91,400	4,386

		11,766

Technology - 15.8%
Adobe Systems, Inc. (Æ)	9,600	185
Altera Corp.	9,000	138
Apple, Inc. (Æ)	59,430	5,356
Broadcom Corp. Class A (Æ)	130,320	2,066
CA, Inc.	11,200	202
Cisco Systems, Inc. (Æ)	156,130	2,337
Corning, Inc.	54,400	550
EMC Corp. (Æ)	127,800	1,411
F5 Networks, Inc. (Æ)(Ñ)	20,620	457
First Solar, Inc. (Æ)(Ñ)	3,900	557
Google, Inc. Class A (Æ)	19,420	6,574
Hewlett-Packard Co.	151,000	5,247
Intel Corp.	102,210	1,319
International Business Machines Corp.	48,770	4,470
Intersil Corp. Class A	1,600	15
Juniper Networks, Inc. (Æ)(Ñ)	78,300	1,109
Macrovision Solutions Corp. (Æ)	457	6
Microsoft Corp.	135,500	2,317
Oracle Corp. (Æ)	106,100	1,786
Qualcomm, Inc.	125,630	4,341
Rockwell Automation, Inc.	3,100	81
Salesforce.com, Inc. (Æ)(Ñ)	44,700	1,189
Seagate Technology, Inc. (Æ)	26,700	—
Sybase, Inc. (Æ)(Ñ)	23,300	636
Tyco Electronics, Ltd.	4,825	68
Xilinx, Inc. (Ñ)	89,980	1,516

		43,933

Utilities - 4.6%
America Movil SAB de CV Series L - ADR	45,800	1,306
American Electric Power Co., Inc.	20,100	630
AT&T, Inc.	168,506	4,148

	Principal Amount ($) or Shares	Market Value $
CMS Energy Corp. (Ñ)	47,400	557
Edison International	17,600	573
Exelon Corp.	34,650	1,879
FirstEnergy Corp.	9,600	480
FPL Group, Inc.	3,600	185
MetroPCS Communications, Inc. (Æ)(Ñ)	37,030	503
PG&E Corp. (Ñ)	1,700	66
PPL Corp.	3,300	101
Sprint Nextel Corp. (Æ)	44,300	108
Verizon Communications, Inc.	80,238	2,397

		12,933

Total Common Stocks (cost $292,531)		242,694

Short-Term Investments - 9.9%
Russell Investment Company Russell Money Market Fund	27,637,000	27,637

Total Short-Term Investments (cost $27,637)		27,637

Other Securities - 10.1%
Russell Investment Company Russell Money Market Fund (×)	15,732,535	15,733
State Street Securities Lending Quality Trust (×)	12,903,709	12,317

Total Other Securities (cost $28,636)		28,050

Total Investments - 107.0% (identified cost $348,804)		298,381

Other Assets and Liabilities, Net - (7.0%)		(19,488)

Net Assets - 100.0%		278,893

See accompanying notes which are an integral part of the financial statements.

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	491	USD	20,192	03/09	(1,423)
S&P 500 Index (CME)	77	USD	15,833	03/09	(955)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2,378)

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.9%
Auto and Transportation - 5.2%
Alexander & Baldwin, Inc.	8,096	178
AMR Corp. (Æ)	11,200	67
ArvinMeritor, Inc. (Ñ)	11,190	20
Bristow Group, Inc. (Æ)(Ñ)	5,253	127
Con-way, Inc.	3,997	88
Cooper Tire & Rubber Co. (Ñ)	40,650	190
Copa Holdings SA Class A	2,936	77
Dana Holding Corp. (Æ)(Ñ)	25,499	19
Delta Air Lines, Inc. (Æ)(Ñ)	33,794	233
Fuel Systems Solutions, Inc. (Æ)(Ñ)	6,520	170
Genco Shipping & Trading, Ltd. (Ñ)	5,230	81
General Maritime Corp. (Ñ)	29,542	314
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	17,978	488
Gentex Corp. (Ñ)	15,360	129
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	10,783	67
HUB Group, Inc. Class A (Æ)(Ñ)	21,330	484
Kansas City Southern (Æ)(Ñ)	29,791	541
Landstar System, Inc. (Ñ)	24,072	864
Old Dominion Freight Line, Inc. (Æ)(Ñ)	12,015	301
Overseas Shipholding Group, Inc.	3,466	124
Skywest, Inc.	6,092	95
Teekay Corp. (Ñ)	4,702	82
Tenneco, Inc. (Æ)(Ñ)	103,035	190
UTi Worldwide, Inc. (Ñ)	38,081	417
Wabtec Corp. (Ñ)	14,758	442

		5,788

Consumer Discretionary - 16.7%
99 Cents Only Stores (Æ)(Ñ)	40,102	336
Aaron Rents, Inc.	5,893	129
Abercrombie & Fitch Co. Class A (Ñ)	10,507	188
Activision Blizzard, Inc. (Æ)	4,791	42
Advisory Board Co. (The) (Æ)(Ñ)	2,883	51
Aeropostale, Inc. (Æ)(Ñ)	7,405	156
American Public Education, Inc. (Æ)	2,371	93
AMN Healthcare Services, Inc. (Æ)	10,571	72
AnnTaylor Stores Corp. (Æ)	9,100	45
Arbitron, Inc.	11,766	177
Bare Escentuals, Inc. (Æ)	8,067	29
Brinker International, Inc.	9,702	106
Cabela’s, Inc. (Æ)(Ñ)	14,140	79
Callaway Golf Co. (Ñ)	10,970	84
Capella Education Co. (Æ)	20,112	1,113
Career Education Corp. (Æ)	6,858	150
Carter’s, Inc. (Æ)(Ñ)	32,687	555
Cato Corp. (The) Class A	24,360	322
CDI Corp.	3,400	36
Central European Distribution Corp. (Æ)	2,571	31
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	23,388	203
Chemed Corp. (Ñ)	14,685	589
Chico’s FAS, Inc. (Æ)(Ñ)	79,134	313
Consolidated Graphics, Inc. (Æ)(Ñ)	13,350	215
Core-Mark Holding Co., Inc. (Æ)(Ñ)	4,425	81
Corinthian Colleges, Inc. (Æ)(Ñ)	38,850	726
Corrections Corp. of America (Æ)	10,290	142

	Principal Amount ($) or Shares	Market Value $
CoStar Group, Inc. (Æ)(Ñ)	7,838	232
Deckers Outdoor Corp. (Æ)(Ñ)	2,740	143
DeVry, Inc.	8,677	465
DreamWorks Animation SKG, Inc. Class A (Æ)	4,915	108
Earthlink, Inc. (Æ)	17,676	133
Family Dollar Stores, Inc. (Ñ)	5,648	157
Fred’s, Inc. Class A (Ñ)	41,703	428
FTI Consulting, Inc. (Æ)(Ñ)	21,957	901
GameStop Corp. Class A (Æ)(Ñ)	7,110	176
Gaylord Entertainment Co. (Æ)(Ñ)	4,331	46
Guess ?, Inc. (Ñ)	15,390	248
International Speedway Corp. Class A	4,383	102
ITT Educational Services, Inc. (Æ)(Ñ)	1,610	197
Jack in the Box, Inc. (Æ)(Ñ)	13,150	297
John Wiley & Sons, Inc. Class A	4,525	160
Landry’s Restaurants, Inc. (Ñ)	6,683	43
Matthews International Corp. Class A (Ñ)	3,952	154
MAXIMUS, Inc.	3,984	148
Meredith Corp. (Ñ)	18,175	290
MPS Group, Inc. (Æ)	10,625	64
MSC Industrial Direct Co. Class A (Ñ)	4,816	165
Navigant Consulting, Inc. (Æ)	7,474	107
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	17,734	314
Polo Ralph Lauren Corp. Class A (Ñ)	2,751	113
Pool Corp. (Ñ)	7,850	124
RadioShack Corp.	13,207	151
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	18,890	230
Republic Services, Inc. Class A	5,118	132
Robert Half International, Inc. (Ñ)	6,920	117
School Specialty, Inc. (Æ)(Ñ)	15,769	260
Scientific Games Corp. Class A (Æ)(Ñ)	15,489	195
Service Corp. International (Ñ)	25,345	115
Shoe Carnival, Inc. (Æ)	8,928	70
Smith & Wesson Holding Corp. (Æ)(Ñ)	88,413	209
Sonic Corp. (Æ)(Ñ)	12,130	118
Strayer Education, Inc. (Ñ)	4,935	1,068
Tetra Tech, Inc. (Æ)(Ñ)	25,308	588
TiVo, Inc. (Æ)(Ñ)	11,785	85
Toro Co. (Ñ)	13,843	410
Tractor Supply Co. (Æ)(Ñ)	11,408	385
True Religion Apparel, Inc. (Æ)	9,520	109
Tupperware Brands Corp.	6,715	138
Under Armour, Inc. Class A (Æ)(Ñ)	12,050	223
United Online, Inc. (Ñ)	10,980	67
United Stationers, Inc. (Æ)(Ñ)	5,375	151
Urban Outfitters, Inc. (Æ)(Ñ)	8,910	139
Valueclick, Inc. (Æ)(Ñ)	123,815	774
VistaPrint, Ltd. (Æ)(Ñ)	6,290	144
Waste Connections, Inc. (Æ)(Ñ)	3,450	100
Watson Wyatt Worldwide, Inc. Class A	3,752	175
WESCO International, Inc. (Æ)	6,652	123
Weyco Group, Inc. (Ñ)	4,046	116
Williams-Sonoma, Inc. (Ñ)	30,965	245
WMS Industries, Inc. (Æ)(Ñ)	22,595	502

		18,517

74	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 4.0%
Casey’s General Stores, Inc. (Ñ)	15,201	323
Del Monte Foods Co.	23,057	154
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	6,170	236
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	7,603	116
Hansen Natural Corp. (Æ)	1,497	50
JM Smucker Co. (The)	1,206	54
Lance, Inc. (Ñ)	25,478	480
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	48,666	989
Ralcorp Holdings, Inc. (Æ)	2,598	154
Ruddick Corp. (Ñ)	5,716	138
SunOpta, Inc. (Æ)(Ñ)	121,809	287
TreeHouse Foods, Inc. (Æ)(Ñ)	39,767	1,049
United Natural Foods, Inc. (Æ)(Ñ)	29,166	453

		4,483

Financial Services - 15.7%
Alexander’s, Inc. (ö)(Ñ)	91	18
American Campus Communities, Inc. (ö)(Ñ)	12,290	263
American Equity Investment Life Holding Co. (Ñ)	52,370	350
Anchor Bancorp Wisconsin, Inc. (Ñ)	10,000	20
Apollo Investment Corp. (Ñ)	14,877	97
Arbor Realty Trust, Inc. (ö)(Ñ)	28,932	52
Ares Capital Corp. (Ñ)	14,086	66
Argo Group International Holdings, Ltd. (Æ)(Ñ)	17,115	532
Axis Capital Holdings, Ltd.	11,662	283
Banco Latinoamericano de Exportaciones SA	3,577	38
BancTrust Financial Group, Inc.	11,340	101
Bank of the Ozarks, Inc. (Ñ)	12,865	292
BioMed Realty Trust, Inc. (ö)(Ñ)	12,710	140
Capital Southwest Corp.	866	79
Cash America International, Inc.	3,657	67
Cedar Shopping Centers, Inc. (ö)(Ñ)	31,106	191
Cullen/Frost Bankers, Inc. (Ñ)	4,977	218
Cybersource Corp. (Æ)(Ñ)	24,685	295
Delphi Financial Group, Inc. Class A	6,946	105
Dun & Bradstreet Corp.	2,860	217
East West Bancorp, Inc. (Ñ)	21,938	208
EastGroup Properties, Inc. (ö)	3,837	117
Eaton Vance Corp. (Ñ)	6,700	128
Employers Holdings, Inc.	9,125	124
Equifax, Inc.	4,700	116
Euronet Worldwide, Inc. (Æ)(Ñ)	29,502	297
ExlService Holdings, Inc. (Æ)(Ñ)	6,000	48
Extra Space Storage, Inc. (ö)	7,756	63
Fair Isaac Corp. (Ñ)	21,793	277
Federal Realty Investment Trust (ö)(Ñ)	3,200	162
Fidelity National Financial, Inc. Class A (Ñ)	12,046	176
Fidelity National Information Services, Inc. (Ñ)	10,719	171
First Commonwealth Financial Corp.	12,755	122
First Horizon National Corp. (Ñ)	3,421	33
First Industrial Realty Trust, Inc. (ö)(Ñ)	13,912	76

	Principal Amount ($) or Shares	Market Value $
First Midwest Bancorp, Inc. (Ñ)	25,243	252
First Place Financial Corp.	14,036	40
Franklin Street Properties Corp. (ö)(Ñ)	3,225	37
GATX Corp. (Ñ)	13,456	324
Glacier Bancorp, Inc. (Ñ)	16,161	248
Greenhill & Co., Inc. (Ñ)	6,490	422
Hanover Insurance Group, Inc. (The)	9,698	392
Harleysville Group, Inc.	5,585	159
Hatteras Financial Corp. (ö)	3,964	98
HCP, Inc. (ö)	3,442	80
Health Care REIT, Inc. (ö)(Ñ)	5,150	195
Home Properties, Inc. (ö)(Ñ)	8,053	289
Host Hotels & Resorts, Inc. (ö)(Ñ)	42,248	227
Huntington Bancshares, Inc. (Ñ)	23,381	67
Huron Consulting Group, Inc. (Æ)(Ñ)	3,170	158
IBERIABANK Corp. (Ñ)	3,171	134
Inland Real Estate Corp. (ö)(Ñ)	11,861	117
Interactive Brokers Group, Inc. Class A (Æ)	6,500	99
IntercontinentalExchange, Inc. (Æ)	2,000	114
Investment Technology Group, Inc. (Æ)	6,056	131
Investors Real Estate Trust (ö)(Ñ)	13,814	137
Kayne Anderson Energy Development Co.	1,199	15
Lender Processing Services, Inc.	1,683	44
Leucadia National Corp. (Æ)(Ñ)	4,204	67
Mercury General Corp.	2,818	109
MGIC Investment Corp. (Ñ)	66,585	184
Mid-America Apartment Communities, Inc. (ö)(Ñ)	19,851	586
MSCI, Inc. Class A (Æ)(Ñ)	3,860	67
National Penn Bancshares, Inc. (Ñ)	18,490	179
Nationwide Health Properties, Inc. (ö)(Ñ)	7,064	180
Navigators Group, Inc. (Æ)	2,531	130
NewAlliance Bancshares, Inc.	12,411	136
Old National Bancorp (Ñ)	40,572	517
Pacific Capital Bancorp NA (Ñ)	8,949	95
People’s United Financial, Inc. (Ñ)	6,849	112
PMI Group, Inc. (The) (Ñ)	10,177	14
Post Properties, Inc. (ö)(Ñ)	3,617	47
PrivateBancorp, Inc. (Ñ)	13,080	191
Radian Group, Inc.	8,593	28
Raymond James Financial, Inc. (Ñ)	6,760	125
Reinsurance Group of America, Inc. Class A	3,610	129
RLI Corp. (Ñ)	7,035	397
Selective Insurance Group (Ñ)	23,340	358
Signature Bank NY (Æ)(Ñ)	33,689	865
South Financial Group, Inc. (The) (Ñ)	41,320	78
State Auto Financial Corp.	5,066	112
State Street Corp.	2,239	52
Sterling Bancshares, Inc.	17,309	96
Stewart Information Services Corp. (Ñ)	19,037	283
Sun Communities, Inc. (ö)(Ñ)	20,827	250
Tanger Factory Outlet Centers (ö)(Ñ)	4,068	123
TD Ameritrade Holding Corp. (Æ)	8,791	99
Texas Capital Bancshares, Inc. (Æ)(Ñ)	15,520	175
UCBH Holdings, Inc. (Ñ)	64,387	150
Umpqua Holdings Corp. (Ñ)	10,473	103

Russell Tax-Managed U.S. Mid & Small Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Bankshares, Inc. (Ñ)	12,330	259
United Fire & Casualty Co. (Ñ)	8,435	169
Valley National Bancorp (Ñ)	25,752	335
Vornado Realty Trust (ö)	722	37
Washington Real Estate Investment Trust (ö)(Ñ)	5,882	140
Westamerica Bancorporation (Ñ)	10,956	468
Wintrust Financial Corp. (Ñ)	23,931	320
World Acceptance Corp. (Æ)(Ñ)	13,769	264
WSFS Financial Corp.	2,869	74

		17,424

Health Care - 13.4%
Abraxis Bioscience, Inc. (Æ)(Ñ)	2,007	139
Acorda Therapeutics, Inc. (Æ)	9,100	223
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	10,100	372
Align Technology, Inc. (Æ)(Ñ)	16,084	127
Amedisys, Inc. (Æ)(Ñ)	2,509	103
American Medical Systems Holdings, Inc. (Æ)(Ñ)	12,180	130
AMERIGROUP Corp. Class A (Æ)	17,195	481
Amsurg Corp. Class A (Æ)	6,579	129
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	12,655	387
Celera Corp. (Æ)(Ñ)	59,154	499
Celgene Corp. (Æ)	2,013	107
Cephalon, Inc. (Æ)	910	70
Cepheid, Inc. (Æ)(Ñ)	57,260	426
Charles River Laboratories International, Inc. (Æ)(Ñ)	4,677	114
Chattem, Inc. (Æ)(Ñ)	7,369	498
Cooper Cos., Inc. (The) (Ñ)	6,240	118
Covance, Inc. (Æ)(Ñ)	5,551	214
Coventry Health Care, Inc. (Æ)	5,303	80
Dentsply International, Inc. (Ñ)	2,775	75
Durect Corp. (Æ)(Ñ)	25,456	72
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	4,540	102
Gentiva Health Services, Inc. (Æ)	19,043	481
Greatbatch, Inc. (Æ)(Ñ)	5,950	139
Haemonetics Corp. (Æ)(Ñ)	10,649	630
Healthsouth Corp. (Æ)(Ñ)	8,681	86
Hlth Corp. (Æ)(Ñ)	15,088	172
Hologic, Inc. (Æ)(Ñ)	12,358	146
Human Genome Sciences, Inc. (Æ)(Ñ)	28,775	52
ICU Medical, Inc. (Æ)(Ñ)	16,467	502
Idexx Laboratories, Inc. (Æ)(Ñ)	22,795	748
Illumina, Inc. (Æ)(Ñ)	10,350	283
Inverness Medical Innovations, Inc. (Æ)(Ñ)	5,525	135
Kindred Healthcare, Inc. (Æ)	14,375	195
Martek Biosciences Corp. (Æ)(Ñ)	12,999	344
Medarex, Inc. (Æ)(Ñ)	19,471	116
Medical Action Industries, Inc. (Æ)(Ñ)	31,720	273
Merit Medical Systems, Inc. (Æ)	38,930	599
Mylan, Inc. (Æ)(Ñ)	7,209	82
Myriad Genetics, Inc. (Æ)(Ñ)	3,260	243
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	145,193	619
NuVasive, Inc. (Æ)(Ñ)	3,375	126

	Principal Amount ($) or Shares	Market Value $
Omnicare, Inc. (Ñ)	7,085	198
Omnicell, Inc. (Æ)(Ñ)	8,312	65
Orthofix International NV (Æ)(Ñ)	4,711	75
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	12,829	457
Perrigo Co. (Ñ)	10,760	316
PSS World Medical, Inc. (Æ)(Ñ)	27,494	437
Psychiatric Solutions, Inc. (Æ)(Ñ)	6,600	172
Quality Systems, Inc. (Ñ)	21,608	806
Stericycle, Inc. (Æ)(Ñ)	9,098	445
Sunrise Senior Living, Inc. (Æ)(Ñ)	37,993	46
SurModics, Inc. (Æ)(Ñ)	3,157	63
Techne Corp.	2,441	146
Tenet Healthcare Corp. (Æ)(Ñ)	38,900	42
United Therapeutics Corp. (Æ)(Ñ)	2,450	166
US Physical Therapy, Inc. (Æ)	19,058	233
Varian, Inc. (Æ)	8,235	229
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	5,770	191
Viropharma, Inc. (Æ)(Ñ)	7,684	92
WellCare Health Plans, Inc. (Æ)	4,064	60
Wright Medical Group, Inc. (Æ)(Ñ)	6,285	130
Zoll Medical Corp. (Æ)(Ñ)	6,230	100

		14,906

Integrated Oils - 0.1%
Delta Petroleum Corp. (Æ)(Ñ)	13,325	58

Materials and Processing - 6.0%
AAON, Inc. (Ñ)	6,610	120
Aecom Technology Corp. (Æ)	863	22
Airgas, Inc. (Ñ)	7,040	249
Arch Chemicals, Inc.	5,050	113
Ceradyne, Inc. (Æ)(Ñ)	8,832	202
CF Industries Holdings, Inc.	1,341	63
Cliffs Natural Resources, Inc.	5,170	120
Commercial Metals Co. (Ñ)	20,746	239
Compass Minerals International, Inc.	10,985	661
Crown Holdings, Inc. (Æ)	8,230	154
Cytec Industries, Inc.	4,625	95
Deltic Timber Corp. (Ñ)	8,250	326
Energy Conversion Devices, Inc. (Æ)(Ñ)	5,758	145
EnerSys (Æ)(Ñ)	7,119	65
ENGlobal Corp. (Æ)(Ñ)	20,297	63
Ennis, Inc. (Ñ)	5,365	60
Ferro Corp.	8,365	33
FMC Corp.	4,359	194
HB Fuller Co. (Ñ)	7,400	103
Hexcel Corp. (Æ)	11,495	95
Horsehead Holding Corp. (Æ)	17,761	70
Huntsman Corp. (Ñ)	7,538	20
Interline Brands, Inc. (Æ)(Ñ)	35,560	284
Jacobs Engineering Group, Inc. (Æ)	2,302	89
Kaydon Corp. (Ñ)	7,734	210
KBR, Inc.	4,624	65
Lennox International, Inc.	4,938	139
Martin Marietta Materials, Inc. (Ñ)	1,750	141
Minerals Technologies, Inc.	2,985	113
Mueller Water Products, Inc. Class A	10,300	70

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Polypore International, Inc. (Æ)(Ñ)	32,201	223
Precision Castparts Corp.	1,915	124
Quanex Building Products Corp.	11,748	100
Quanta Services, Inc. (Æ)	5,684	122
Rogers Corp. (Æ)	3,800	93
RPM International, Inc.	12,110	149
Scotts Miracle-Gro Co. (The) Class A (Ñ)	9,000	290
Sonoco Products Co.	7,305	168
Southern Copper Corp. (Ñ)	7,623	106
Terra Industries, Inc.	16,313	334
Texas Industries, Inc. (Ñ)	6,570	149
Universal Forest Products, Inc. (Ñ)	4,323	91
USG Corp. (Æ)(Ñ)	7,417	48
Wausau Paper Corp. (Ñ)	32,805	312

		6,632

Miscellaneous - 0.3%
Carlisle Cos., Inc. (Ñ)	6,847	128
SPX Corp. (Ñ)	1,670	70
Walter Industries, Inc. Class A (Ñ)	9,775	180

		378

Other Energy - 3.5%
Arch Coal, Inc. (Ñ)	4,203	64
Atwood Oceanics, Inc. (Æ)(Ñ)	6,800	113
CARBO Ceramics, Inc. (Ñ)	2,230	80
Core Laboratories NV (Ñ)	1,780	120
Encore Acquisition Co. (Æ)	11,245	306
FMC Technologies, Inc. (Æ)	2,732	81
Forest Oil Corp. (Æ)(Ñ)	19,905	299
Foundation Coal Holdings, Inc. (Ñ)	8,585	139
FX Energy, Inc. (Æ)(Ñ)	21,565	62
Hercules Offshore, Inc. (Æ)(Ñ)	5,325	20
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	5,482	97
Lufkin Industries, Inc. (Ñ)	2,822	99
NATCO Group, Inc. Class A (Æ)(Ñ)	7,775	133
North American Energy Partners, Inc. (Æ)	28,334	59
Oceaneering International, Inc. (Æ)(Ñ)	7,625	263
Oil States International, Inc. (Æ)(Ñ)	5,894	108
Parker Drilling Co. (Æ)	25,625	54
Patriot Coal Corp. (Æ)(Ñ)	4,320	22
Peabody Energy Corp.	3,549	89
PetroHawk Energy Corp. (Æ)(Ñ)	18,891	372
Plains Exploration & Production Co. (Æ)	4,322	91
Precision Drilling Trust (Ñ)	4,043	20
Range Resources Corp.	11,391	408
Southwestern Energy Co. (Æ)	3,447	109
Stone Energy Corp. (Æ)	5,430	47
Tesoro Corp. (Ñ)	11,101	191
USEC, Inc. (Æ)(Ñ)	22,300	113
Whiting Petroleum Corp. (Æ)(Ñ)	7,284	211
Willbros Group, Inc. (Æ)(Ñ)	5,525	54

		3,824

Producer Durables - 6.1%
Aerovironment, Inc. (Æ)(Ñ)	2,991	111
AO Smith Corp. (Ñ)	8,920	245

	Principal Amount ($) or Shares	Market Value $
Applied Industrial Technologies, Inc.	6,326	100
C&D Technologies, Inc. (Æ)(Ñ)	42,147	126
Centex Corp.	12,275	104
Champion Enterprises, Inc. (Æ)(Ñ)	61,855	28
Covanta Holding Corp. (Æ)	11,440	198
Crown Castle International Corp. (Æ)	6,236	122
Dionex Corp. (Æ)	3,074	156
Donaldson Co., Inc. (Ñ)	22,498	700
DR Horton, Inc. (Ñ)	16,844	100
EnPro Industries, Inc. (Æ)(Ñ)	12,950	237
ESCO Technologies, Inc. (Æ)	8,236	292
Federal Signal Corp.	15,288	103
Fuel Tech, Inc. (Æ)(Ñ)	23,565	236
General Cable Corp. (Æ)(Ñ)	17,724	292
GrafTech International, Ltd. (Æ)	10,240	82
Harsco Corp.	5,590	133
HNI Corp. (Ñ)	7,810	103
IDEX Corp. (Ñ)	25,414	575
Kadant, Inc. (Æ)(Ñ)	11,465	115
Kennametal, Inc.	30,852	495
Lam Research Corp. (Æ)(Ñ)	10,200	206
Lexmark International, Inc. Class A (Æ)	5,588	132
Littelfuse, Inc. (Æ)	5,526	85
MDC Holdings, Inc. (Ñ)	4,531	139
Middleby Corp. (Æ)(Ñ)	5,885	136
Novellus Systems, Inc. (Æ)(Ñ)	16,930	233
Orbital Sciences Corp. (Æ)(Ñ)	8,251	138
Pentair, Inc. (Ñ)	6,834	156
Polycom, Inc. (Æ)(Ñ)	14,705	207
Pulte Homes, Inc. (Ñ)	28,160	286
Robbins & Myers, Inc. (Ñ)	7,983	138
Standard Pacific Corp. (Æ)(Ñ)	14,632	21
Tennant Co.	14,630	198
Terex Corp. (Æ)(Ñ)	4,555	54
Waters Corp. (Æ)	502	18

		6,800

Technology - 12.6%
Advanced Analogic Technologies, Inc. (Æ)	17,871	54
Advanced Micro Devices, Inc. (Æ)(Ñ)	40,464	89
Altera Corp.	12,530	193
American Science & Engineering, Inc.	6,390	498
Anixter International, Inc. (Æ)(Ñ)	11,205	302
Ansys, Inc. (Æ)	9,996	249
Ariba, Inc. (Æ)	12,156	93
Atheros Communications, Inc. (Æ)(Ñ)	15,830	190
Atmel Corp. (Æ)	32,229	108
Avnet, Inc. (Æ)	7,710	153
Benchmark Electronics, Inc. (Æ)	27,847	327
BigBand Networks, Inc. (Æ)	14,966	76
Black Box Corp.	3,804	83
Blackboard, Inc. (Æ)(Ñ)	12,099	307
BMC Software, Inc. (Æ)	2,891	73
CACI International, Inc. Class A (Æ)	15,054	680
Cognizant Technology Solutions Corp. Class A (Æ)	3,848	72
Diodes, Inc. (Æ)(Ñ)	35,297	229

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Double-Take Software, Inc. (Æ)	8,518	64
Electronics for Imaging, Inc. (Æ)	19,470	173
Emulex Corp. (Æ)(Ñ)	47,487	271
F5 Networks, Inc. (Æ)(Ñ)	41,202	913
Fairchild Semiconductor International, Inc. Class A (Æ)	18,630	85
First Solar, Inc. (Æ)(Ñ)	261	37
Flir Systems, Inc. (Æ)(Ñ)	20,300	507
GTSI Corp. (Æ)	29,756	152
Harris Corp.	3,397	147
Harris Stratex Networks, Inc. Class A (Æ)	10,390	72
Informatica Corp. (Æ)(Ñ)	68,866	879
Intersil Corp. Class A	7,030	65
ION Geophysical Corp. (Æ)(Ñ)	25,365	38
IPG Photonics Corp. (Æ)(Ñ)	6,873	66
Jabil Circuit, Inc.	15,347	89
LSI Corp. (Æ)	36,778	117
Macrovision Solutions Corp. (Æ)(Ñ)	77,517	1,016
Mantech International Corp. Class A (Æ)	13,185	707
McAfee, Inc. (Æ)	962	29
Mentor Graphics Corp. (Æ)(Ñ)	46,638	217
Microchip Technology, Inc. (Ñ)	5,764	109
Micron Technology, Inc. (Æ)(Ñ)	62,560	233
NeuStar, Inc. Class A (Æ)(Ñ)	43,581	594
Newport Corp. (Æ)	6,055	32
Nuance Communications, Inc. (Æ)(Ñ)	10,955	108
Omniture, Inc. (Æ)(Ñ)	7,300	66
ON Semiconductor Corp. (Æ)(Ñ)	28,450	119
Parametric Technology Corp. (Æ)	20,715	186
Perot Systems Corp. Class A (Æ)	35,720	464
Plexus Corp. (Æ)(Ñ)	27,622	399
PMC - Sierra, Inc. (Æ)(Ñ)	19,050	93
Progress Software Corp. (Æ)(Ñ)	23,020	393
RF Micro Devices, Inc. (Æ)(Ñ)	39,075	42
SanDisk Corp. (Æ)(Ñ)	22,520	257
SAVVIS, Inc. (Æ)(Ñ)	7,269	46
Sycamore Networks, Inc. (Æ)(Ñ)	38,563	91
Syntel, Inc. (Ñ)	5,555	120
Taleo Corp. Class A (Æ)(Ñ)	53,939	455
TechTarget, Inc. (Æ)(Ñ)	9,779	38
Tellabs, Inc. (Æ)(Ñ)	32,818	136
TIBCO Software, Inc. (Æ)	25,227	135
Ultimate Software Group, Inc. (Æ)(Ñ)	15,466	213
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	3,641	69
Zebra Technologies Corp. Class A (Æ)	6,868	116

		13,934

Utilities - 4.3%
Alaska Communications Systems Group, Inc. (Ñ)	53,578	447
Avista Corp.	15,155	289
Black Hills Corp. (Ñ)	10,965	291
Central Vermont Public Service Corp.	6,009	136
Cleco Corp. (Ñ)	21,038	481

	Principal Amount ($) or Shares	Market Value $
El Paso Electric Co. (Æ)(Ñ)	24,614	407
Empire District Electric Co. (The) (Ñ)	8,193	145
Fairpoint Communications, Inc. (Ñ)	23,775	65
Great Plains Energy, Inc.	9,189	175
Laclede Group, Inc. (The)	3,159	143
Leap Wireless International, Inc. (Æ)(Ñ)	4,150	105
New Jersey Resources Corp.	4,334	174
Northwest Natural Gas Co.	3,408	146
NorthWestern Corp. (Ñ)	23,099	559
NSTAR	5,465	185
Otter Tail Corp. (Ñ)	5,140	104
Puget Energy, Inc.	7,477	220
SCANA Corp.	6,093	209
Southwest Gas Corp.	6,150	158
Telephone & Data Systems, Inc.	3,854	118
Wisconsin Energy Corp.	3,838	171

		4,728

Total Common Stocks (cost $129,295)		97,472

Short-Term Investments - 10.0%
Russell Investment Company Russell Money Market Fund	11,077,000	11,077

Total Short-Term Investments (cost $11,077)		11,077

Other Securities - 44.2%
Russell Investment Company Russell Money Market Fund (×)	27,511,826	27,512
State Street Securities Lending Quality Trust (×)	22,564,997	21,539

Total Other Securities (cost $50,077)		49,051

Total Investments - 142.1% (identified cost $190,449)		157,600

Other Assets and Liabilities, Net - (42.1%)		(46,692)

Net Assets - 100.0%		110,908

See accompanying notes which are an integral part of the financial statements.

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	330	USD	14,606	03/09	(1,223)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,223)

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 114.7%
Asset-Backed Securities - 12.0%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.549% due 04/25/36	7,810	5,880
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.689% due 07/25/34	270	45
Series 2006-2 Class A2 0.479% due 09/25/36	3,605	3,123
ACE Securities Corp. (Ê) Series 2003-HE1 Class M1 1.364% due 11/25/33	5,749	2,661
Series 2003-OP1 Class M2 1.889% due 12/25/33	458	330
Series 2004-IN1 Class A1 0.709% due 05/25/34	388	224
Series 2005-HE2 Class M3 0.869% due 04/25/35	1,305	804
Series 2005-HE3 Class A2C 0.709% due 05/25/35	2,519	2,490
Series 2005-HE5 Class A2C 0.769% due 08/25/35	5,979	5,698
Series 2005-SD3 Class A 0.789% due 08/25/45	1,684	1,362
Series 2006-ASP Class A2A 0.469% due 10/25/36	182	174
Series 2006-FM1 Class A2C 0.539% due 07/25/36	7,595	2,209
Series 2006-HE2 Class A2C 0.549% due 05/25/36	3,600	2,021
Series 2006-OP1 Class M3 0.699% due 04/25/36	1,697	34
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.864% due 01/25/34	1,520	720
Series 2005-4 Class 1A3 0.659% due 10/25/35	2,014	1,823
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.629% due 07/25/37	5,108	1,993
American Airlines Pass Through Trust Series 01-1 6.817% due 11/23/12	1,065	799
6.977% due 11/23/22	225	128
American Express Credit Account Master Trust (Ê) Series 2004-1 Class B 0.583% due 09/15/11	150	149
Series 2004-3 Class C (Þ) 0.803% due 12/15/11	2,000	1,876
Series 2004-4 Class B 0.613% due 03/15/12	2,243	2,129
Series 2004-5 Class B 0.583% due 04/16/12	1,570	1,477

	Principal Amount ($) or Shares	Market Value $
Series 2004-C Class C (Þ) 0.961% due 02/15/12	4,295	3,747
American Express Issuance Trust (Ê) Series 2007-1 Class B 0.883% due 09/15/11	5,700	4,365
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A3 4.870% due 12/06/10	482	476
Series 2006-AF Class A3 5.560% due 09/06/11	2,508	2,484
Series 2007-DF Class A2A 5.660% due 01/06/11	361	361
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.139% due 02/25/33	800	428
Series 2004-R8 Class A5 0.759% due 09/25/34	148	144
Series 2004-R10 Class A5 0.779% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.589% due 05/25/35	5,119	4,506
Series 2005-R5 Class A2B 0.619% due 07/25/35	723	677
Series 2005-R6 Class A2 0.589% due 08/25/35	10,056	8,627
Series 2005-R7 Class A2C 0.649% due 09/25/35	2,132	2,000
Series 2005-R10 Class A2B 0.609% due 12/25/35	1,143	955
Series 2006-R1 Class A2C 0.579% due 08/01/16	940	794
Ares CLO, Ltd. (Ê)(Þ) Series 2005-10A Class A2 2.088% due 09/18/17	13,700	9,658
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.589% due 10/25/35	7,530	6,601
Series 2005-W2 Class A2B2 0.649% due 10/25/35	1,379	1,210
Series 2006-M2 Class A2A 0.439% due 09/25/36	29	29
Series 2006-W1 Class A2B 0.549% due 03/25/36	1,125	1,083
Series 2006-W5 Class A2C 0.539% due 06/25/36	2,100	1,336
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.449% due 01/25/37	1,338	1,163
Series 2006-HE1 Class A2C 0.549% due 01/25/37	2,745	801
Series 2006-OPT Class A3A 0.449% due 10/25/36	275	269
0.449% due 11/25/36	251	237
Series 2006-OPT Class A3B 0.549% due 11/25/36	1,390	758
Series 2006-OPT Class M2 0.679% due 09/25/36	1,493	56

80	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.858% due 01/15/33	2,387	1,640
Series 2004-HE6 Class A1 0.664% due 09/25/34	80	59
Series 2004-HE7 Class M9 (Þ) 3.889% due 10/25/34	1,159	43
Series 2006-HE2 Class M3 0.779% due 03/25/36	1,625	7
Series 2006-HE3 Class A4 0.559% due 03/25/36	1,661	1,054
Series 2006-HE5 Class A4 0.529% due 07/25/36	2,000	1,081
BA Credit Card Trust (Ê) Series 2006-C4 Class C4 0.563% due 11/15/11	18,374	16,231
Series 2006-C7 Class C7 0.563% due 03/15/12	1,600	1,270
Series 2007-A12 Class A12 0.533% due 01/15/13	7,400	6,987
Series 2008-A1 Class A1 0.913% due 04/15/13	8,200	7,717
Bank of America Auto Trust (Ê)(Þ) Series 2008-1A Class A2B 1.689% due 06/20/11	10,000	9,766
Bank One Issuance Trust Series 2004-B1 Class B1 (Ê) 0.653% due 03/15/12	2,491	2,379
Series 2004-B2 Class B2 4.370% due 04/15/12	7,000	6,747
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 1.039% due 05/28/44	352	271
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	995
Series 2006-C Class 2A1 (Ê) 0.519% due 11/28/36	184	180
Bear Stearns Asset Backed Securities Trust (Ê) Series 2005-HE1 Class A2 0.679% due 11/25/35	624	596
Series 2006-EC1 Class A2 0.609% due 12/25/35	957	866
Series 2006-HE4 Class 1A1 0.449% due 05/25/36	526	511
Series 2006-HE8 Class 2M1 0.719% due 10/25/36	2,000	364
Series 2006-HE9 Class 1A2 0.539% due 11/25/36	4,330	1,893
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.489% due 05/25/37	646	483
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	209	192

	Principal Amount ($) or Shares	Market Value $
Capital Auto Receivables Asset Trust Series 2006-2 Class A3A 4.980% due 05/15/11	1,257	1,228
Series 2006-2 Class A3B (Ê) 0.393% due 05/15/11	2,162	2,060
Series 2007-1 Class A3B (Ê) 0.343% due 04/15/11	4,002	3,814
Series 2007-3 Class A3A 5.020% due 09/15/11	5,420	5,257
Capital One Multi-Asset Execution Trust Series 2004-C4 Class C4 (Ê) 0.983% due 06/15/12	3,134	2,849
Series 2007-A7 Class A7 5.750% due 07/15/20	3,920	3,415
Carmax Auto Owner Trust (Ê) Series 2008-1 Class A2 1.033% due 04/15/11	3,477	3,386
Carrington Mortgage Loan Trust (Ê) Series 2006-FRE Class A2 0.509% due 10/25/36	3,226	2,695
Series 2006-FRE Class A3 0.539% due 07/25/36	1,795	1,110
Series 2006-NC3 Class A1 0.439% due 08/25/36	360	356
Series 2006-NC5 Class A1 0.439% due 01/25/37	2,241	2,106
Cendant Timeshare Receivables Funding LLC (Þ) Series 2004-1A Class A1 3.670% due 05/20/16	47	42
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	127	91
Series 2005-D Class AF4 5.270% due 10/25/35	985	898
Series 2006-A Class AV2 (Ê) 0.489% due 06/25/36	2,178	2,079
Series 2006-A Class AV4 (Ê) 0.639% due 06/25/36	1,800	846
Chase Credit Card Master Trust (Ê) Series 2002-3 Class B 0.783% due 09/15/11	1,870	1,812
Chase Issuance Trust Series 2004-C3 Class C3 (Ê) 0.803% due 06/15/12	1,200	1,083
Series 2005-C1 Class C1 (Ê) 0.703% due 11/15/12	11,000	9,203
Series 2005-C3 Class C3 (Ê) 0.673% due 11/15/12	1,495	1,185
Series 2006-A3 Class A3 (Ê) 0.451% due 07/15/11	2,725	2,710
Series 2006-B1 Class B1 (Ê) 0.483% due 04/15/13	3,631	2,761
Series 2006-B2 Class B (Ê) 0.433% due 10/15/12	3,350	2,760
Series 2006-C3 Class C3 (Ê) 0.563% due 06/15/11	2,015	1,815

Russell Strategic Bond Fund	81

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A17 Class A 5.120% due 10/15/14	615	620
Series 2008-A7 Class A7 (Ê) 0.983% due 11/15/11	3,700	3,608
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.389% due 10/25/37	5,505	4,201
Series 2007-1 Class 2A2 1.639% due 10/25/37	2,100	572
Series 2007-1 Class 2A3 1.839% due 10/25/37	3,900	985
Citibank Credit Card Issuance Trust (Ê) Series 2004-A3 Class A3 1.229% due 07/25/11	3,217	3,172
Series 2006-B1 Class B1 0.539% due 03/07/11	11,000	10,888
Series 2006-C4 Class C4 0.649% due 01/09/12	3,811	2,960
Citibank Credit Card Master Trust I Series 1999-2 Class B 6.150% due 03/10/11	2,215	2,204
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class A2B 0.549% due 09/25/36	4,160	2,752
Series 2006-NC2 Class A2B 0.549% due 09/25/36	13,005	6,557
Series 2006-WFH Class A2 0.489% due 10/25/36	4,841	4,268
Series 2006-WFH Class A2A 0.539% due 08/25/36	2,167	1,557
Series 2006-WFH Class A3 0.539% due 10/25/36	3,105	2,003
0.539% due 11/25/36	2,815	1,879
Series 2007-AHL Class A3A 0.449% due 05/25/37	1,724	1,343
Series 2007-AMC Class A2A 0.449% due 05/25/37	6,449	5,209
Series 2007-WFH Class A4 0.589% due 01/25/37	10,880	5,134
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	4,254	3,084
Countrywide Asset-Backed Certificates Series 2004-13 Class AF3 3.989% due 02/25/31	4	4
Series 2004-AB2 Class M3 (Ê) 0.989% due 05/25/36	1,395	409
Series 2004-BC1 Class M1 (Ê) 0.889% due 02/25/34	867	461
Series 2004-S1 Class A2 3.872% due 03/25/20	17	16
Series 2005-4 Class AF3 4.456% due 10/25/35	855	693
Series 2005-7 Class 3AV3 (Ê) 0.799% due 06/25/35	1,664	1,591
Series 2005-7 Class AF3 4.454% due 11/25/35	495	468

	Principal Amount ($) or Shares	Market Value $
Series 2005-11 Class 3AV2 (Ê) 0.679% due 02/25/36	3,329	3,011
Series 2005-12 Class 2A3 5.069% due 02/25/36	1,172	1,083
Series 2005-16 Class 2AF1 (Ê) 0.539% due 05/25/36	76	75
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	5,034
Series 2005-AB1 Class A2 (Ê) 0.599% due 10/25/34	1,714	1,556
Series 2006-1 Class AF3 5.348% due 07/25/36	2,325	1,994
Series 2006-2 Class 2A2 (Ê) 0.579% due 06/25/36	1,184	962
Series 2006-3 Class 2A2 (Ê) 0.569% due 06/25/36	5,018	4,049
Series 2006-6 Class 2A3 (Ê) 0.669% due 09/25/36	13,985	5,118
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,085	799
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,340	761
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	2,966
Series 2006-15 Class A1 (Ê) 0.499% due 10/25/46	260	241
Series 2006-15 Class A3 5.689% due 10/25/46	1,655	925
Series 2006-16 Class 2A1 (Ê) 0.439% due 12/25/46	55	53
Series 2006-17 Class 2A1 (Ê) 0.439% due 03/25/47	59	57
Series 2006-19 Class 2A1 (Ê) 0.449% due 03/25/37	193	187
Series 2006-22 Class 2A1 (Ê) 0.439% due 05/25/47	276	256
Series 2006-23 Class 2A1 (Ê) 0.439% due 05/25/37	248	232
Series 2006-BC1 Class 2A2 (Ê) 0.569% due 04/25/36	672	618
Series 2006-S1 Class A2 (Ê) 5.549% due 08/25/21	287	236
Series 2006-S3 Class A2 6.085% due 06/25/21	1,895	497
Series 2006-S6 Class A2 5.519% due 03/25/34	5,580	3,744
Series 2006-S7 Class A3 5.712% due 11/25/35	8,435	1,200
Series 2006-S9 Class A3 5.728% due 08/25/36	2,145	626
Series 2007-4 Class A2 5.530% due 03/25/29	3,572	2,786
Series 2007-7 Class 2A1 (Ê) 0.469% due 10/25/37	551	487
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.483% due 11/15/36	4,134	1,735

82	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	652
Series 2007-CB1 Class AF2 5.721% due 01/25/37	1,895	603
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	704	668
CSAB Mortgage Backed Trust Series 2006-3 Class A1B2 (Ê) 0.484% due 11/25/36	440	401
Series 2006-4 Class A1A 5.868% due 12/25/36	860	772
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.351% due 07/08/11	875	836
Series 2008-B Class A3B 1.901% due 09/10/12	300	261
Delta Air Lines, Inc. 6.821% due 08/10/22	2,912	2,010
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	4,295	2,902
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	869	651
FBR Securitization Trust (Ê) Series 2005-2 Class AV3A 0.679% due 09/25/35	4,386	3,691
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.610% due 12/25/30	487	486
Fieldstone Mortgage Investment Corp. (Ê) Series 2006-1 Class A2 0.579% due 05/25/36	3,420	2,575
Series 2006-3 Class 2A1 0.459% due 11/25/36	164	141
Series 2006-3 Class 2A3 0.549% due 11/25/36	1,465	434
Series 2006-3 Class M1 0.649% due 11/25/36	3,315	64
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class 2A1 0.429% due 08/25/36	457	439
Series 2006-FF1 Class 2A3 0.529% due 12/25/36	6,005	2,377
Series 2006-FF1 Class A2 0.521% due 07/25/36	207	201
0.449% due 10/25/36	782	682
Series 2006-FF1 Class A2C 0.549% due 10/25/36	2,621	1,192
0.549% due 12/25/37	8,631	3,287

	Principal Amount ($) or Shares	Market Value $
Series 2006-FF1 Class A3 0.439% due 11/25/36	848	771
Series 2006-FF1 Class A5 0.549% due 11/25/36	5,321	2,033
0.539% due 12/25/36	4,675	1,612
Series 2006-FF4 Class A2 0.579% due 03/25/36	402	305
Series 2006-FF9 Class M1 0.639% due 06/25/36	8,330	569
Series 2007-FF1 Class A2A 0.429% due 01/25/38	1,059	976
Series 2007-FF1 Class A2B 0.479% due 01/25/38	25,000	17,671
Series 2007-FF1 Class A2C 0.529% due 01/25/38	1,510	547
First NLC Trust (Ê) Series 2005-2 Class AV2 0.689% due 09/25/35	877	802
Ford Credit Auto Owner Trust Series 2006-B Class A3 5.260% due 10/15/10	2,441	2,422
Series 2008-A Class A2 (Ê) 1.061% due 07/15/10	3,717	3,627
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A1 0.459% due 02/25/37	210	204
Series 2006-3 Class 2A2 0.509% due 02/25/37	6,070	4,899
Series 2006-A Class 2A2 0.489% due 05/25/36	276	269
Series 2006-A Class M2 0.709% due 05/25/36	1,355	14
Series 2006-B Class 2A3 0.549% due 08/25/36	2,760	759
Series 2006-D Class 2A1 0.449% due 11/25/36	972	884
Series 2006-E Class 2A1 0.449% due 01/25/37	505	431
GE Capital Credit Card Master Note Trust Series 2005-3 Class B (Ê) 0.633% due 06/15/13	1,345	987
Series 2006-1 Class A 5.080% due 09/15/12	5,792	5,781
Series 2006-1 Class B (Ê) 0.443% due 09/15/12	1,500	1,307
GMAC Mortgage Corp. Loan Trust Series 2007-HE2 Class A2 6.054% due 12/25/37	3,340	1,601
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	1,378	745
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,494	776
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	3,807	3,311
Series 1994-3 Class A5 8.400% due 06/15/19	2,354	2,453

Russell Strategic Bond Fund	83

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1994-5 Class A5 8.300% due 12/15/19	2,696	2,466
GSAA Trust (Ê) Series 2006-2 Class 2A3 0.659% due 12/25/35	3,270	2,797
Series 2006-4 Class 1A2 5.993% due 03/25/36	396	94
Series 2006-4 Class 3A1 6.103% due 03/25/36	20,451	10,383
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.039% due 08/25/33	679	450
Series 2004-SEA Class A2A 0.679% due 03/25/34	39	38
Series 2006-FM1 Class A2C 0.549% due 04/25/36	1,000	668
Series 2006-FM2 Class A2A 0.459% due 09/25/36	827	775
Series 2007-FM1 Class A2A 0.459% due 12/25/36	806	586
Series 2007-H1 Class M1 0.729% due 02/25/37	3,621	339
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.649% due 01/20/34	2,682	1,841
Series 2006-2 Class A1 0.509% due 03/20/36	6,111	4,303
Series 2007-2 Class A1V 0.449% due 07/20/36	1,168	1,065
Series 2007-3 Class A1 1.159% due 11/20/36	819	735
Series 2007-3 Class APT 1.559% due 11/20/36	6,226	4,207
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.639% due 11/25/35	4,415	4,006
Series 2005-7 Class M1 0.839% due 01/25/36	6,285	2,584
Series 2006-3 Class 2A2 0.519% due 07/25/36	838	821
Series 2006-4 Class M3 0.749% due 08/25/36	1,267	11
Series 2006-7 Class 2A3 0.539% due 01/25/37	2,650	1,074
Household Automotive Trust Series 2006-1 Class A3 5.430% due 06/17/11	4,121	4,054
Series 2006-2 Class A3 5.610% due 08/17/11	1,417	1,394
Household Credit Card Master Note Trust I Series 2006-1 Class A 5.100% due 06/15/12	3,235	3,199
Series 2006-1 Class B (Ê) 0.473% due 06/15/12	1,196	1,041

	Principal Amount ($) or Shares	Market Value $
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.439% due 12/25/36	3,058	2,725
Series 2006-HE2 Class 2A2 0.499% due 12/25/36	1,830	863
Series 2006-HE2 Class M1 0.629% due 12/25/36	1,305	14
Huntington Auto Trust (Ê)(Þ) Series 2008-1A Class A2B 1.333% due 11/15/10	3,500	3,424
Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.559% due 04/25/37	7,930	2,909
Series 2006-H2 Class A 0.559% due 06/28/36	2,018	1,032
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.589% due 03/25/36	1,186	1,037
Series 2006-HE2 Class A3 0.549% due 08/25/36	1,945	1,090
Series 2006-HE2 Class M2 0.709% due 08/25/36	2,438	16
Series 2006-HE3 Class A1 0.439% due 01/25/37	233	229
JP Morgan Mortgage Acquisition Corp. Series 2006-WF1 Class M1 6.240% due 07/25/36	1,200	92
Series 2006-WMC Class A3 (Ê) 0.509% due 03/25/36	1,167	1,115
JPMorgan Auto Receivables Trust (Þ) Series 2008-A Class A2 4.820% due 02/15/11	6,000	5,764
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 0.439% due 08/25/36	261	243
Lehman XS Trust (Ê)(Ø) Series 2005-1 Class 2A2 1.889% due 07/25/35	725	559
Series 2005-5N Class 1A1 0.689% due 11/25/35	749	346
Series 2005-5N Class 3A1A 0.689% due 11/25/35	2,380	1,134
Series 2005-7N Class 1A1A 0.659% due 12/25/35	7,293	3,406
Series 2005-9N Class 1A1 0.659% due 02/25/36	1,399	708
Series 2005-9N Class 1A2 0.739% due 02/25/36	7,786	2,454
Series 2006-2N Class 1A2 0.729% due 02/25/46	2,772	623
Series 2006-9 Class A1A 0.459% due 05/25/46	53	51
Series 2006-11 Class 1A1 0.469% due 06/25/46	422	411
Series 2006-11 Class 2A1 0.519% due 06/25/46	3,667	2,970

84	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-12N Class A1A1 0.469% due 08/25/46	1,812	1,798
Series 2006-12N Class A1A2 0.509% due 08/25/46	1,325	1,258
Series 2006-16N Class A1A 0.469% due 11/25/46	1,062	989
Series 2006-16N Class A4A 0.579% due 11/25/46	4,273	1,848
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.634% due 11/25/32	3,330	2,044
Series 2003-3 Class M1 1.514% due 07/25/33	4,575	2,579
Series 2004-4 Class 1A1 0.669% due 10/25/34	39	17
Series 2004-6 Class A3 1.039% due 11/25/34	2,330	1,682
Series 2005-3 Class 2A2 0.669% due 09/25/35	2,846	2,474
Series 2005-WL2 Class 3A3 0.659% due 08/25/35	611	591
Series 2006-9 Class 2A1 0.449% due 10/25/36	1,363	1,300
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.864% due 08/25/33	534	184
Series 2005-WMC Class A5 0.689% due 03/25/35	274	273
Series 2006-AB1 Class A2 0.619% due 02/25/36	3,025	2,072
Series 2006-NC2 Class A4 0.539% due 08/25/36	9,000	3,729
Series 2006-WMC Class A4 0.549% due 08/25/36	2,400	770
Series 2006-WMC Class M1 0.619% due 10/25/36	3,306	18
Series 2007-HE1 Class A1 0.551% due 05/25/37	1,074	908
MBNA Master Credit Card Trust Series 2000-E Class A 7.800% due 10/15/12	1,305	1,347
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	170	146
Series 2004-1 Class A 6.005% due 08/15/37	201	166
Series 2005-1 Class A 5.745% due 01/15/40	274	153
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	917	645
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M1 1.439% due 09/25/33	3,351	1,829
Series 2003-NC8 Class M3 3.539% due 09/25/33	316	38
Series 2006-HE1 Class A3 0.569% due 01/25/36	7,667	6,512

	Principal Amount ($) or Shares	Market Value $
Series 2006-HE2 Class M1 0.719% due 03/25/36	10,623	205
Series 2006-HE2 Class M2 0.739% due 03/25/36	1,283	13
Series 2006-HE3 Class A2C 0.549% due 04/25/36	1,520	1,192
Series 2006-HE3 Class M2 0.689% due 04/25/36	12,735	122
Series 2006-HE4 Class A2 0.489% due 06/25/36	258	248
Series 2006-HE4 Class A3 0.539% due 06/25/36	945	610
Series 2006-HE5 Class A2C 0.529% due 08/25/36	6,480	4,084
Series 2006-HE6 Class A2B 0.489% due 09/25/36	2,945	2,366
Series 2006-HE6 Class A2C 0.539% due 09/25/36	9,465	3,364
Series 2006-HE7 Class A2A 0.439% due 09/25/36	1,216	1,151
Series 2006-HE8 Class A2C 0.529% due 10/25/36	4,635	2,017
Series 2006-NC5 Class A2A 0.429% due 10/25/36	2,378	2,220
Series 2006-NC5 Class A2C 0.539% due 10/25/36	610	223
Series 2006-WMC Class A2C 0.539% due 06/25/36	11,670	3,608
Series 2006-WMC Class A2FP 0.521% due 07/25/36	178	139
Series 2007-NC3 Class A2A 0.449% due 05/25/37	2,042	1,833
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.439% due 11/25/36	199	188
Series 2006-2 Class A3 0.539% due 11/25/36	9,980	2,950
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.509% due 10/25/36	256	231
Series 2006-17X Class A1 0.509% due 10/25/46	1,314	1,172
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.701% due 03/25/37	6,789	2,357
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.919% due 02/25/35	2,100	1,328
Series 2006-1 Class M2 0.749% due 05/25/36	4,114	135
Nissan Auto Receivables Owner Trust Series 2008-A Class A3 3.890% due 08/15/11	540	536
Novastar Home Equity Loan (Ê) Series 2006-3 Class A2B 0.499% due 10/25/36	250	207

Russell Strategic Bond Fund	85

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-1 Class A2A1 0.489% due 03/25/37	4,119	3,703
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.939% due 04/25/33	370	27
Series 2003-3 Class M3 3.389% due 06/25/33	193	22
Series 2003-4 Class M2 2.039% due 07/25/33	221	94
Series 2005-2 Class A5 0.719% due 05/25/35	2,415	2,135
Series 2005-4 Class A3 0.649% due 11/25/35	1,264	993
Series 2006-1 Class 2A2 0.519% due 01/25/36	993	944
Series 2007-1 Class 2A1 0.521% due 01/25/37	567	530
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.701% due 10/25/34	1,178	857
Series 2004-WHQ Class A3D 0.951% due 02/25/35	5,867	5,364
Series 2004-WHQ Class A3E 0.809% due 02/25/35	1,219	1,014
Series 2004-WWF Class A1D 0.849% due 12/25/34	107	107
Series 2005-WCW Class M1 0.839% due 09/25/35	2,080	1,135
Series 2005-WHQ Class A2C 0.639% due 09/25/35	4,514	4,320
Series 2005-WHQ Class A2D 0.719% due 06/25/35	2,041	1,859
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	2,186	1,985
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	859	835
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	487
Series 2005-2 Class AF4 4.934% due 08/25/35	815	552
Series 2005-4 Class A3 5.565% due 02/25/36	351	307
Series 2006-1 Class AF3 5.608% due 05/25/36	200	175
Series 2006-1 Class AF6 5.745% due 05/25/36	1,765	1,323
Series 2006-2 Class AF2 5.762% due 08/25/36	513	490
Series 2007-1 Class AF2 5.512% due 04/25/37	5,820	4,344
Series 2007-2 Class AF2 5.675% due 06/25/37	1,815	1,372
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,556	759

	Principal Amount ($) or Shares	Market Value $
Series 2006-RS4 Class A1 (Ê) 0.469% due 07/25/36	8	8
Series 2006-RZ3 Class A1 (Ê) 0.459% due 08/25/36	425	406
Series 2006-RZ4 Class A1A (Ê) 0.551% due 10/25/36	120	112
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.849% due 09/25/31	178	104
Series 2003-KS2 Class MI1 4.800% due 04/25/33	2,247	1,534
Series 2003-KS2 Class MI3 6.100% due 04/25/33	645	229
Series 2003-KS4 Class AIIB (Ê) 0.969% due 06/25/33	306	179
Series 2003-KS5 Class AI4 3.230% due 12/25/30	5	5
Series 2005-AHL Class A2 (Ê) 0.659% due 07/25/35	1,801	1,611
Series 2005-KS8 Class A3 (Ê) 0.649% due 08/25/35	1,166	1,136
Series 2006-KS3 Class AI2 (Ê) 0.509% due 04/25/36	385	380
Series 2006-KS3 Class AI3 (Ê) 0.559% due 04/25/36	875	715
Series 2006-KS9 Class AI1 (Ê) 0.459% due 11/25/36	197	188
Series 2007-KS3 Class AI1 (Ê) 0.499% due 04/25/37	315	281
Saxon Asset Securities Trust (Ê) Series 2005-4 Class A2C 0.639% due 11/25/37	2,938	2,665
Series 2006-3 Class A1 0.449% due 10/25/46	614	586
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.559% due 08/25/36	344	303
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.679% due 08/25/35	4,436	3,937
Series 2005-HE1 Class A1A (Þ) 0.689% due 10/25/35	6,140	5,710
Series 2006-FR4 Class A2A 0.469% due 08/25/36	4,984	4,234
Series 2006-HE1 Class M1 0.689% due 05/25/36	3,183	86
Series 2006-OP1 Class A2B 0.589% due 10/25/35	288	283
Series 2007-BR2 Class A2 0.619% due 02/25/37	4,956	2,245
Series 2007-HE1 Class A2A 0.449% due 12/25/36	970	836
Series 2007-NC1 Class A2B 0.539% due 12/25/36	9,135	3,334
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.569% due 02/25/36	2,475	1,318

86	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SLC Student Loan Trust Series 2007-1 Class A1 2.129% due 02/15/15	272	268
SLM Student Loan Trust (Ê) Series 2006-8 Class A2 3.535% due 10/25/16	1,810	1,774
Series 2007-3 Class A1 1.149% due 10/27/14	612	598
Series 2008-2 Class A1 1.459% due 01/26/15	180	177
Series 2008-7 Class A2 4.035% due 10/25/17	33,000	30,241
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	55	56
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	1,354	1,446
Series 2004-20F Class 1 5.520% due 06/01/24	274	294
Series 2005-20G Class 1 4.750% due 07/01/25	3,489	3,538
Soundview Home Equity Loan Trust Series 2005-4 Class 2A3 (Ê) 0.619% due 03/25/36	2,930	2,826
Series 2005-OPT Class 2A3 (Ê) 0.649% due 12/25/35	5,294	3,851
Series 2006-EQ2 Class A1 (Ê) 0.469% due 01/25/37	1,541	1,471
Series 2006-EQ2 Class A3 (Ê) 0.549% due 01/25/37	8,550	3,289
Series 2006-OPT Class 2A4 (Ê) 0.629% due 07/25/36	3,325	1,027
Series 2006-OPT Class A2 (Ê) 0.509% due 05/25/36	60	60
Series 2006-OPT Class M3 (Ê) 0.709% due 07/25/36	2,121	44
Series 2006-WF1 Class A1F 5.998% due 10/25/36	695	692
Series 2006-WF1 Class A2 5.645% due 10/25/36	3,800	3,694
Series 2007-OPT Class 2A1 (Ê) 0.469% due 06/25/37	1,979	1,530
Series 2007-OPT Class 2A2 (Ê) 0.519% due 07/25/37	4,200	2,854
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC4 Class A2B 0.619% due 09/25/36	2,213	1,913
Series 2006-AB2 Class A2B 0.489% due 06/25/37	688	652
Series 2006-BC1 Class A2B 0.539% due 12/25/36	1,041	999
Series 2006-BC3 Class M2 0.679% due 06/25/37	1,485	24
Series 2006-BC5 Class A2D 0.539% due 11/25/37	13,185	5,157

	Principal Amount ($) or Shares	Market Value $
Series 2006-BC5 Class M1 0.629% due 11/25/37	4,800	284
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 1.069% due 11/25/33	12	6
Series 2003-BC1 Class A2 1.069% due 01/25/33	4,877	3,083
Series 2005-3 Class M2 0.829% due 04/25/35	885	177
Series 2005-7 Class A4 0.579% due 08/25/35	2,239	2,142
Series 2005-8 Class A3 0.649% due 10/25/35	826	764
Series 2005-HE3 Class A2 0.639% due 09/25/35	632	604
Series 2006-BNC Class A2 0.429% due 09/25/36	860	805
Series 2006-BNC Class A3 0.539% due 09/25/36	13,040	6,615
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	740	598
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	930	820
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	365	292
Series 2005-GEL Class A (Ê) 0.739% due 12/25/34	385	318
Series 2006-BC3 Class A2 (Ê) 0.439% due 10/25/36	3,951	3,671
Series 2006-BC6 Class A4 (Ê) 0.559% due 01/25/37	2,775	1,042
Series 2006-OW1 Class A3 (Ê)(Þ) 0.549% due 12/25/35	2,457	2,368
Triad Auto Receivables Owner Trust Series 2006-A Class A3 4.770% due 01/12/11	955	948
Series 2006-B Class A3 5.410% due 08/12/11	1,583	1,542
Series 2006-C Class A3 5.260% due 11/14/11	3,168	3,070
Series 2007-A Class A2 5.350% due 03/14/11	809	808
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	400	408
UAL Pass Through Trust Series 2007-1 6.636% due 07/02/22	2,793	1,941
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	500	504
Series 2008-1 Class A3 4.160% due 04/16/12	395	393
Series 2008-3 Class A2 3.580% due 03/15/11	4,255	4,236

Russell Strategic Bond Fund	87

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Auto Loan Owner Trust 2006-1 Series 2006-2A Class A3 (Þ) 5.230% due 08/22/11	2,026	2,013
Series 2007-1 Class A3A 5.290% due 04/20/12	4,631	4,483
Washington Mutual Alternative Mortgage Pass-Through Certificates (Ê) Series 2006-AR6 Class 1A 0.579% due 07/25/46	884	381
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.449% due 10/25/36	1,876	1,628
Wells Fargo Home Equity Trust (Ê) Series 2005-3 Class AI1A (Þ) 0.659% due 11/25/35	761	705
Series 2006-3 Class A1 0.439% due 01/25/37	146	141

		730,255

Corporate Bonds and Notes - 22.9%
Ace Capital Trust II 9.700% due 04/01/30	1,425	1,157
Aetna, Inc. 6.500% due 09/15/18 (Ñ)	4,690	4,388
6.750% due 12/15/37	2,400	2,143
Allied Waste North America, Inc. Series B 7.125% due 05/15/16	660	644
Allstate Life Global Funding Trusts (Ñ) 5.375% due 04/30/13	2,200	2,219
Alltel Corp. 6.800% due 05/01/29	2,320	2,285
7.875% due 07/01/32	4,635	4,913
Altria Group, Inc. 9.700% due 11/10/18	11,450	12,530
AMB Property, LP (Ñ) 6.300% due 06/01/13	1,015	726
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	140	140
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	670
6.000% due 09/13/17	600	558
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	558
American Express Co. 7.000% due 03/19/18	400	398
American Express Credit Corp. 5.875% due 05/02/13	2,000	1,936
Series C 7.300% due 08/20/13	2,830	2,895
American General Finance Corp. 4.875% due 05/15/10	1,725	1,081
6.900% due 12/15/17	800	359

	Principal Amount ($) or Shares	Market Value $
American Honda Finance Corp. (Ê)(Þ) 2.438% due 02/09/10	1,600	1,577
American International Group, Inc. 4.700% due 10/01/10	845	760
5.050% due 10/01/15	400	290
5.850% due 01/16/18	11,970	8,531
8.250% due 08/15/18 (Þ)	9,100	7,456
6.250% due 03/15/37 (Ñ)	3,700	1,198
8.175% due 05/15/58 (Þ)	2,705	1,004
Americo Life, Inc. (Å) 7.875% due 05/01/13	350	338
Ameriprise Financial, Inc. 5.350% due 11/15/10 (Ñ)	1,895	1,772
7.518% due 06/01/66	12,370	6,677
AmerisourceBergen Corp. 5.875% due 09/15/15	15	14
Series WI 5.625% due 09/15/12	4,585	4,363
Amgen, Inc. 5.850% due 06/01/17	695	726
6.150% due 06/01/18 (Ñ)	5,600	5,950
5.700% due 02/01/19	5,070	5,269
6.400% due 02/01/39	1,000	1,037
Amsouth Bank/Birmingham AL (Þ) Series AI 4.850% due 04/01/13	1,360	1,122
Anadarko Petroleum Corp. 5.950% due 09/15/16	695	627
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	11,745	11,934
7.750% due 01/15/19	19,830	20,116
8.200% due 01/15/39	5,325	5,366
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	3,125	2,688
Appalachian Power Co. Series O 5.650% due 08/15/12	980	975
ARAMARK Corp. Series WI 4.670% due 02/01/15 (Ê)	1,665	1,349
8.500% due 02/01/15	2,285	2,222
Arantes International, Ltd. 10.250% due 06/19/13	750	38
ArcelorMittal USA, Inc. 6.500% due 04/15/14	3,390	2,798
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,495
6.250% due 08/01/16	1,350	1,178
AT&T Corp. 7.300% due 11/15/11 (Ñ)	1,475	1,594
8.000% due 11/15/31	3,040	3,607
AT&T, Inc. 2.959% due 02/05/10 (Ê)	200	196
4.950% due 01/15/13	100	102
4.850% due 02/15/14	3,540	3,557
5.500% due 02/01/18	4,100	4,073
5.800% due 02/15/19	5,020	5,022

88	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.300% due 01/15/38	4,400	4,298
6.400% due 05/15/38	6,275	6,210
6.550% due 02/15/39	4,185	4,170
Avista Capital Trust III 6.500% due 04/01/34	1,786	1,683
Axcan Intermediate Holdings, Inc. 9.250% due 03/01/15	1,000	910
Bank of America Corp. 5.625% due 10/14/16	610	548
5.420% due 03/15/17	480	394
6.000% due 09/01/17	5,165	4,836
5.750% due 12/01/17	8,545	7,795
5.650% due 05/01/18	95	86
8.000% due 12/29/49 (ƒ)	23,405	12,396
8.125% due 12/29/49 (ƒ)	32,500	16,864
Bank of America NA Series BKNT 2.276% due 06/15/16 (Ê)	3,100	2,475
6.000% due 10/15/36	500	434
BankAmerica Capital III (Ê) Series* 1.664% due 01/15/27	2,300	1,199
Baxter International, Inc. 5.375% due 06/01/18	1,700	1,755
Bear Stearns Cos. LLC (The) 2.356% due 05/18/10 (Ê)	8,400	8,107
6.400% due 10/02/17	1,725	1,735
7.250% due 02/01/18	8,235	8,766
Series* (Ê) 3.383% due 02/01/12	10,000	9,139
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	2,865	2,352
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	5,037
BF Saul Reit (Ñ) 7.500% due 03/01/14	7,685	7,378
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	3,450	1,933
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	2,617
Boston Scientific Corp. 6.400% due 06/15/16	5,480	5,028
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	160	152
6.750% due 03/15/29	110	103
Caesars Entertainment, Inc. (Ñ) 8.125% due 05/15/11	3,000	1,170
Calpine Construction Finance Co., LP and CCFC Finance Corp. (Ê)(Þ) 11.603% due 08/26/11	4,425	3,673
Capmark Financial Group, Inc. 1.891% due 05/10/10 (Ê)(Ñ)	2,870	1,628
5.875% due 05/10/12	1,000	380
6.300% due 05/10/17 (Ñ)	6,435	2,128
Carolina Power & Light Co. 6.500% due 07/15/12	105	110
5.300% due 01/15/19	1,480	1,509

	Principal Amount ($) or Shares	Market Value $
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	775	185
CCH I Holdings LLC/CCH I Holdings Capital Corp. (Ñ) 13.500% due 01/15/14	5,240	210
Cellco Partnership (Þ) 8.500% due 11/15/18	18,035	20,692
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% due 06/15/13	1,500	1,549
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	605	598
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	720
6.250% due 02/01/37	225	144
Series B 7.875% due 04/01/13	3,970	3,944
Charter Communications, Inc. (Þ) 10.875% due 09/15/14	755	653
Chesapeake Energy Corp. 7.625% due 07/15/13	1,375	1,265
7.500% due 09/15/13	2,425	2,219
CHS/Community Health Systems, Inc. (Ñ) 8.875% due 07/15/15	6,260	6,025
Chubb Corp. 6.375% due 03/29/67	2,450	1,654
Series 1 6.500% due 05/15/38	1,175	1,126
Citigroup Capital XXI 8.300% due 12/21/57	11,235	5,826
Citigroup, Inc. 4.125% due 02/22/10	720	692
5.500% due 08/27/12	2,500	2,303
5.300% due 10/17/12	1,000	914
5.500% due 04/11/13	8,620	7,885
5.850% due 07/02/13	6,700	6,174
6.500% due 08/19/13	12,629	12,067
4.700% due 05/29/15	350	293
5.850% due 08/02/16	150	135
6.000% due 08/15/17	4,500	4,045
6.125% due 11/21/17	6,395	5,784
6.125% due 05/15/18	200	181
6.125% due 08/25/36	900	634
5.875% due 05/29/37	1,775	1,370
6.875% due 03/05/38	2,375	2,131
8.400% due 04/29/49 (ƒ)	18,276	6,675
CNA Financial Corp. 6.500% due 08/15/16	1,125	815
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	434
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	1,825	2,062
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,786
7.875% due 08/01/13	2,915	2,979

Russell Strategic Bond Fund	89

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comcast Corp. 5.500% due 03/15/11	1,825	1,828
6.300% due 11/15/17	6,430	6,449
5.875% due 02/15/18	300	295
6.500% due 11/15/35	1,105	1,071
6.450% due 03/15/37	300	288
Comcast Holdings Corp. 10.625% due 07/15/12	2,500	2,682
Comerica Bank (Ê) Series BKNT 0.549% due 05/10/10	500	423
Commonwealth Edison Co. 6.150% due 09/15/17	1,435	1,421
5.800% due 03/15/18	3,580	3,446
6.950% due 07/15/18	400	364
5.900% due 03/15/36	1,100	935
Series 100 5.875% due 02/01/33	1,275	1,086
Series 105 5.400% due 12/15/11	850	862
Computer Sciences Corp. (Þ) 6.500% due 03/15/18	2,575	2,314
ConocoPhillips 4.750% due 02/01/14	3,080	3,099
5.750% due 02/01/19	7,630	7,617
5.900% due 05/15/38 (Ñ)	510	503
6.500% due 02/01/39	4,590	4,572
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	235	243
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	2,740	2,719
Continental Airlines, Inc. Series 01-1 6.503% due 06/15/11	4,280	3,724
Series A 5.983% due 04/19/22	2,200	1,683
Countrywide Financial Corp. 5.125% due 02/17/11	100	136
Series MTN 5.800% due 06/07/12	500	492
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	3,695	3,600
COX Communications, Inc. (Å) 6.250% due 06/01/18	2,800	2,552
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	377
4.875% due 01/15/15	1,200	1,102
Crown Castle International Corp. (Ñ) 9.000% due 01/15/15	785	759
CSC Holdings, Inc. Series WI 6.750% due 04/15/12	660	635
Darden Restaurants, Inc. 6.800% due 10/15/37	1,245	859

	Principal Amount ($) or Shares	Market Value $
DCP Midstream LLC 6.875% due 02/01/11	110	110
Delta Air Lines, Inc. Series 00-1 7.379% due 05/18/10	1,005	954
7.570% due 11/18/10	9,445	8,737
Series 01-1 7.111% due 09/18/11	750	664
Detroit Edison Co. (The) 5.400% due 08/01/14	240	242
6.350% due 10/15/32	480	443
Developers Diversified Realty Corp. 5.000% due 05/03/10	420	303
4.625% due 08/01/10	1,231	897
5.250% due 04/15/11	120	65
5.375% due 10/15/12	3,390	1,603
Devon Energy Corp. 6.300% due 01/15/19	1,550	1,551
Dex Media Finance Co. Series B 8.500% due 08/15/10	625	400
9.875% due 08/15/13	1,500	435
DirecTV Holdings LLC Financing Co. 8.375% due 03/15/13	1,250	1,256
Discover Financial Services (Ê) Series WI 2.629% due 06/11/10	6,020	5,149
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	1,786
DPL, Inc. 6.875% due 09/01/11	2,116	2,157
Dr Pepper Snapple Group, Inc. 6.820% due 05/01/18	5,100	4,826
7.450% due 05/01/38	1,175	1,062
Duke University 4.200% due 04/01/14	1,135	1,158
5.150% due 04/01/19	1,830	1,882
E*Trade Financial Corp. 12.500% due 11/30/17	8,054	4,470
Echostar DBS Corp. 7.125% due 02/01/16	2,000	1,840
El Paso Corp. 12.000% due 12/12/13 (Ñ)	1,355	1,453
8.050% due 10/15/30	300	236
Series* (Ñ) 9.625% due 05/15/12	300	282
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,243
Energy Future Holdings Corp. 10.875% due 11/01/17	2,275	1,797
Energy Partners, Ltd. (Ñ) Series WI 9.750% due 04/15/14	1,125	360
Energy Transfer Partners, LP 5.950% due 02/01/15	5,450	4,885
6.700% due 07/01/18	775	693
9.700% due 03/15/19	1,150	1,236

90	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Entergy Gulf States Louisiana LLC (Þ) 6.000% due 05/01/18	2,645	2,392
Enterprise Products Operating LLC 6.500% due 01/31/19	1,450	1,345
8.375% due 08/01/66	1,550	977
7.034% due 01/15/68	550	308
Series B (Ñ) 5.750% due 03/01/35	675	499
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	4,095	2,386
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	825	702
8.625% due 05/01/24	1,830	1,315
Federal Express Corp. 7.600% due 07/01/97	765	650
Fifth Third Bank Series BKNT 4.200% due 02/23/10	2,755	2,732
First Data Corp. (Ñ) Series WI 9.875% due 09/24/15	3,280	1,837
First Union Institutional Capital II 7.850% due 01/01/27	2,320	1,855
FirstEnergy Corp. Series B 6.450% due 11/15/11	4,195	4,184
Series C 7.375% due 11/15/31	1,905	1,775
Ford Motor Co. (Ñ) 7.450% due 07/16/31	7,305	1,607
Ford Motor Credit Co. LLC 7.875% due 06/15/10 (Ñ)	200	165
8.625% due 11/01/10	100	80
7.375% due 02/01/11	100	75
9.875% due 08/10/11 (Ñ)	16,955	12,607
7.250% due 10/25/11	795	566
4.010% due 01/13/12 (Ê)	3,755	2,328
Series WI (Ñ) 9.750% due 09/15/10	1,925	1,589
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	2,770	2,299
Freescale Semiconductor, Inc. (Ñ) Series WI 8.875% due 12/15/14	5,355	1,178
Fresenius US Finance II, Inc. Series REGS 9.000% due 07/15/15	500	501
Frontier Communications Corp. (Ñ) 9.250% due 05/15/11	1,500	1,511
General Electric Capital Corp. 1.611% due 01/08/16 (Ê)(Ñ)	1,200	909
5.625% due 05/01/18 (Ñ)	2,190	2,020
5.875% due 01/14/38	5,470	4,350
6.875% due 01/10/39	13,285	11,771
6.375% due 11/15/67	27,500	17,814
Series GMTN (Ñ)(Ê) 2.129% due 03/12/10	1,400	1,370
5.500% due 04/28/11	400	410

	Principal Amount ($) or Shares	Market Value $
Series MTNA (Ê) 2.256% due 09/15/14	7,000	5,591
General Electric Co. 5.250% due 12/06/17	2,690	2,545
General Mills, Inc. 5.650% due 09/10/12 (Ñ)	1,035	1,073
5.650% due 02/15/19	1,900	1,938
General Motors Corp. (Ñ) 8.375% due 07/15/33	7,225	1,012
Georgia-Pacific LLC 8.125% due 05/15/11	1,000	965
GlaxoSmithKline Capital, Inc. (Ñ) 4.850% due 05/15/13	7,400	7,761
GMAC LLC 5.750% due 05/21/10	500	531
6.875% due 09/15/11 (Þ)	1,315	1,035
8.000% due 11/01/31 (Þ)	4,267	2,556
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	1,650	1,636
2.886% due 02/06/12 (Ê)	1,700	1,451
5.125% due 01/15/15	7,553	6,806
6.250% due 09/01/17	7,900	7,310
6.150% due 04/01/18	1,300	1,187
7.500% due 02/15/19	9,255	9,038
6.750% due 10/01/37	9,720	7,389
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	1,450	1,385
9.000% due 07/01/15 (Ñ)	750	692
GrafTech Finance, Inc. 10.250% due 02/15/12	211	193
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,200	2,145
HBOS PLC (Þ) 6.750% due 05/21/18	9,920	8,763
HCA, Inc. 5.750% due 03/15/14	2,300	1,610
Series WI 9.125% due 11/15/14	2,375	2,280
9.250% due 11/15/16	3,480	3,323
9.625% due 11/15/16	1,250	1,050
HCP, Inc. 5.950% due 09/15/11	2,325	1,834
Health Net, Inc. 6.375% due 06/01/17	2,585	1,519
Healthsouth Corp. 8.323% due 06/15/14 (Ê)	2,455	2,038
10.750% due 06/15/16 (Ñ)	3,475	3,432
Helix Energy Solutions Group, Inc. (Å) 9.500% due 01/15/16	500	285
Hertz Corp. (The) 8.875% due 01/01/14	875	571
Historic TW, Inc. 8.050% due 01/15/16	2,900	2,908
Hospira, Inc. (Ê) 1.948% due 03/30/10	1,840	1,675
Hospitality Properties Trust Series WI 5.625% due 03/15/17	5,775	3,026

Russell Strategic Bond Fund	91

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HRPT Properties Trust 5.750% due 02/15/14	2,710	1,657
HSBC Finance Corp. (Ê) 2.638% due 05/10/10	1,300	1,218
HSN, Inc. (Þ) 11.250% due 08/01/16	3,050	2,257
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	3,337
Huntsman LLC 11.500% due 07/15/12	1,000	845
Idearc, Inc. (Ñ) 8.000% due 11/15/16	750	23
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	4,425	1,993
Inmarsat Finance PLC STEP UP, 10.375% due 11/15/12 Zero Coupon due 11/15/12	2,000	1,980
International Business Machines Corp. 5.700% due 09/14/17	600	636
International Lease Finance Corp. 5.000% due 04/15/10	730	636
4.950% due 02/01/11	1,775	1,423
5.450% due 03/24/11	2,370	1,835
5.750% due 06/15/11	3,665	2,845
International Paper Co. 5.850% due 10/30/12	5,560	5,073
Iron Mountain, Inc. (Ñ) 8.000% due 06/15/20	1,250	1,156
Jackson National Life Fund LLC (Ê) 2.981% due 08/06/11	30,400	28,976
JC Penney Corp., Inc. 8.000% due 03/01/10 (Ñ)	2,390	2,384
6.375% due 10/15/36	1,765	1,148
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,399
John Deere Capital Corp. (Ñ) 5.750% due 09/10/18	4,495	4,426
JPMorgan Chase & Co. 2.546% due 05/07/10 (Ê)	3,800	3,732
5.600% due 06/01/11	235	241
5.375% due 01/15/14 (Ñ)	2,565	2,589
6.000% due 01/15/18	17,100	17,170
6.400% due 05/15/38	7,333	7,208
Series 1 (ƒ) 7.900% due 04/29/49	13,355	10,150
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	233
6.000% due 10/01/17	3,300	3,215
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	300	227
JPMorgan Chase Capital XXII Series V 6.450% due 02/02/37	1,100	821
JPMorgan Chase Capital XIII (Ê) Series M 2.418% due 09/30/34	6,050	2,725

	Principal Amount ($) or Shares	Market Value $
Kansas City Southern Railway 13.000% due 12/15/13	1,500	1,553
KAR Holdings, Inc. (Ñ) Series WI 10.000% due 05/01/15	5,290	1,904
KBC Bank Funding Trust II (ƒ) 6.880% due 06/30/49	600	254
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	2,450	1,106
Kerr-McGee Corp. 6.950% due 07/01/24	2,905	2,312
KeyBank NA (Ê) Series BKNT 4.467% due 06/02/10	4,100	3,935
Kraft Foods, Inc. 1.728% due 08/11/10 (Ê)	10,000	9,438
6.750% due 02/19/14	405	439
6.125% due 02/01/18	1,000	1,020
6.125% due 08/23/18 (Ñ)	505	515
6.875% due 01/26/39	590	599
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,641
LaBranche & Co., Inc. 11.000% due 05/15/12	2,090	1,844
Land O’ Lakes, Inc. (Ñ) 8.750% due 11/15/11	750	748
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	1,300	172
3.005% due 07/18/11	900	119
6.625% due 01/18/12	770	108
6.200% due 09/26/14	1,000	140
6.875% due 05/02/18	1,365	191
7.000% due 09/27/27	1,260	176
7.500% due 05/11/38	2,100	—
2.520% due 11/24/99	1,400	186
Liberty Mutual Group, Inc. (Þ) 7.000% due 03/15/37	7,075	3,293
7.800% due 03/15/37	11,245	5,556
10.750% due 06/15/58	4,835	2,901
Limited. Brands, Inc. 7.600% due 07/15/37	865	479
Lincoln National Corp. (Ê) 2.179% due 03/12/10	3,895	3,605
Lubrizol Corp. 8.875% due 02/01/19	1,430	1,465
M&I Marshall & Ilsley Bank (Ê) 2.051% due 06/16/10	5,510	5,070
MacDermid, Inc. (Þ) 9.500% due 04/15/17	4,220	2,068
Mandalay Resort Group (Ñ) 9.375% due 02/15/10	7,550	6,078
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	548
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	590	574
Martin Marietta Materials, Inc. (Ê) 1.324% due 04/30/10	4,295	3,800

92	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Masco Corp. (Ê) 2.399% due 03/12/10	3,232	2,876
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	1,696
McDonald’s Corp. 5.800% due 10/15/17 (Ñ)	1,635	1,782
6.300% due 10/15/37	1,595	1,746
Medco Health Solutions, Inc. 6.125% due 03/15/13	1,685	1,618
7.250% due 08/15/13	4,807	4,733
Merrill Lynch & Co., Inc. 1.359% due 07/25/11 (Ê)	1,600	1,434
6.050% due 08/15/12	1,800	1,750
5.450% due 02/05/13	2,975	2,824
6.150% due 04/25/13	3,505	3,382
6.400% due 08/28/17	2,625	2,454
6.875% due 04/25/18	2,395	2,306
6.110% due 01/29/37	2,815	2,171
7.750% due 05/14/38	4,450	4,217
MetLife Capital Trust X (Þ) 9.250% due 04/08/38	2,700	1,940
MetLife, Inc. 6.125% due 12/01/11	2,870	2,884
5.000% due 06/15/15 (Ñ)	675	640
6.400% due 12/15/36	500	304
MetroPCS Wireless, Inc. 9.250% due 11/01/14	1,000	926
Series 144 (Ñ)(Þ) 9.250% due 11/01/14	1,000	918
Metropolitan Life Global Funding I (Þ) 2.189% due 05/17/10 (Ê)	5,100	4,600
5.125% due 04/10/13	1,555	1,488
Midamerican Energy Holdings Co. 5.750% due 04/01/18	1,600	1,589
Series WI (Ñ) 6.125% due 04/01/36	3,225	3,022
Midamerican Funding LLC 6.750% due 03/01/11	2,200	2,272
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	3,695	3,677
Mohegan Tribal Gaming Authority (Ñ) 8.000% due 04/01/12	1,125	681
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	5,012
Morgan Stanley 3.338% due 05/14/10 (Ê)	4,400	4,188
1.648% due 01/09/12 (Ê)	5,420	4,494
1.536% due 10/18/16 (Ê)	5,505	3,707
6.250% due 08/28/17	1,300	1,156
5.950% due 12/28/17	2,350	2,039
6.625% due 04/01/18	11,615	10,629
Series GMTN 5.750% due 08/31/12	1,950	1,832
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	691

	Principal Amount ($) or Shares	Market Value $
National City Bank (Ê) Series BKNT 1.620% due 06/18/10	2,830	2,625
National City Corp. 2.091% due 06/16/10 (Ê)	460	439
4.000% due 02/01/11	2,760	2,536
Nationwide Financial Services 6.250% due 11/15/11	660	614
Nationwide Life Global Funding I (Ê)(Þ) 2.439% due 05/19/10	22,700	21,166
2.096% due 12/14/10	9,980	8,996
Nationwide Mutual Insurance Co. 7.875% due 04/01/33 (Þ)	1,942	1,070
Series 144a (Þ) 5.810% due 12/15/24	7,970	3,390
Nelnet, Inc. 7.400% due 09/29/36	825	253
Nevada Power Co. Series L 5.875% due 01/15/15	725	688
Series O 6.500% due 05/15/18	450	438
News America Holdings, Inc. 9.250% due 02/01/13	25	27
7.900% due 12/01/95	715	742
8.250% due 10/17/96	240	253
News America, Inc. 6.650% due 11/15/37	2,350	2,186
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,763
6.400% due 03/15/18	2,180	1,539
Nordstrom, Inc. 6.250% due 01/15/18	2,750	1,972
Norfolk Southern Corp. 7.900% due 05/15/97	7,430	7,201
Nuveen Investments, Inc. 5.000% due 09/15/10	6,100	3,660
10.500% due 11/15/15 (Å)	1,171	322
Ohio Power Co.
Series F 5.500% due 02/15/13	285	284
Oncor Electric Delivery Co. (Þ) 6.800% due 09/01/18	5,510	5,531
ONEOK Partners, LP 6.650% due 10/01/36	2,350	1,843
6.850% due 10/15/37	1,625	1,305
Oracle Corp. 5.750% due 04/15/18	3,735	3,886
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,471
Pacificorp 5.650% due 07/15/18	2,600	2,697
5.500% due 01/15/19	1,155	1,187
6.000% due 01/15/39	1,245	1,257
PartnerRe Finance II 6.440% due 12/01/66	225	87
Peabody Energy Corp. (Ñ) 7.875% due 11/01/26	500	425

Russell Strategic Bond Fund	93

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PepsiCo, Inc. 7.900% due 11/01/18	3,395	4,210
PetroHawk Energy Corp. (Ñ)(Þ) 10.500% due 08/01/14	3,430	3,267
Philip Morris International, Inc. 4.875% due 05/16/13	3,980	4,090
5.650% due 05/16/18	18,895	18,907
6.375% due 05/16/38 (Ñ)	3,000	3,184
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	1,975	1,218
PNC Bank NA Series BKNT 6.875% due 04/01/18	2,400	2,413
Polo Ralph Lauren Corp. 4.500% due 10/04/13	1,450	1,537
Popular NA Capital Trust I 6.564% due 09/15/34	892	474
Princeton University 4.950% due 03/01/19	1,660	1,666
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	383
Progress Energy, Inc. 7.750% due 03/01/31	275	281
Protective Life Secured Trusts (Ê) 0.566% due 11/09/10	4,600	3,919
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	2,953
Qwest Communications International, Inc. 3.500% due 11/15/25	4,200	3,588
Qwest Corp. 7.875% due 09/01/11	5,150	5,098
7.625% due 06/15/15	1,000	905
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	1,065	562
RBS Capital Trust I (ƒ) 4.709% due 12/29/49	945	208
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	4,545	991
Realogy Corp. 10.500% due 04/15/14	3,235	728
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	491
Reed Elsevier Capital, Inc. 7.750% due 01/15/14	3,140	3,107
8.625% due 01/15/19	5,700	5,717
Rohm and Haas Co. (Ñ) 6.000% due 09/15/17	1,500	1,267
Roper Industries, Inc. 6.625% due 08/15/13	2,415	2,398
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	3,525	2,617
Salem Communications Holding Corp. 7.750% due 12/15/10	800	396
Simon Property Group, LP 4.875% due 03/18/10 (Ñ)	2,220	2,125
4.600% due 06/15/10	405	375
4.875% due 08/15/10	175	162

	Principal Amount ($) or Shares	Market Value $
5.600% due 09/01/11	1,300	1,148
5.750% due 05/01/12	2,090	1,760
5.300% due 05/30/13	9,470	7,824
6.100% due 05/01/16	1,955	1,538
6.125% due 05/30/18 (Ñ)	4,350	3,353
SLM Corp. 5.400% due 10/25/11	1,450	1,219
5.125% due 08/27/12	1,150	920
8.450% due 06/15/18	5,775	4,913
Series MTNA (Ñ) 4.500% due 07/26/10	2,160	2,009
South Carolina Electric & Gas Co. 6.500% due 11/01/18	2,540	2,731
Southern Copper Corp. 7.500% due 07/27/35	2,170	1,491
Southwestern Energy Co. (Å) 7.500% due 02/01/18	750	709
Sprint Capital Corp. 7.625% due 01/30/11 (Ñ)	2,795	2,327
6.875% due 11/15/28 (Ñ)	1,105	627
8.750% due 03/15/32	4,030	2,489
Sprint Nextel Corp. (Ê) 1.866% due 06/28/10	2,950	2,522
Staples, Inc. 9.750% due 01/15/14	4,825	5,132
Steel Dynamics, Inc. (Å) 7.750% due 04/15/16	500	400
Stingray Pass-Through Trust (Þ) 5.902% due 01/12/15	4,000	440
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.709% due 07/06/10	13,500	13,345
Sungard Data Systems, Inc. (Ñ) 10.250% due 08/15/15	2,646	1,799
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	2,650	921
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	961
8.300% due 10/15/67	3,430	1,732
Target Corp. 7.000% due 01/15/38	860	821
Telesat Canada/Telesat LLC (Þ) 12.500% due 11/01/17	2,700	1,809
Tennessee Gas Pipeline Co. (Ñ) 8.000% due 02/01/16 (Þ)	3,305	3,280
7.000% due 10/15/28	850	718
TEPPCO Partners, LP 6.650% due 04/15/18	3,625	3,152
Texas Competitive Electric Holdings Co. LLC 10.500% due 11/01/16	5,000	2,850
Series A 10.500% due 11/01/15	4,645	3,437
Ticketmaster Entertainment, Inc. (Þ) 10.750% due 08/01/16	1,990	1,194
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,658

94	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.750% due 02/14/19	5,735	6,386
7.300% due 07/01/38 (Ñ)	1,166	1,213
Series WI 5.400% due 07/02/12	2,575	2,496
6.550% due 05/01/37	2,774	2,644
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	1,251	1,261
Time Warner, Inc. 5.500% due 11/15/11	2,515	2,455
TransCanada Pipelines, Ltd. 7.625% due 01/15/39	3,475	3,617
Travelers Cos., Inc. (The) 6.250% due 06/15/37	1,475	1,368
Twin Reefs Pass-Through Trust (ƒ)(Þ)(Ê) 1.386% due 12/10/49	2,800	28
UBS Preferred Funding Trust V (ƒ)(Ñ) Series 1 6.243% due 05/12/49	3,600	1,917
Union Electric Co. 6.400% due 06/15/17	4,465	4,272
United Rentals NA, Inc. 6.500% due 02/15/12	1,000	820
United States Steel Corp. 5.650% due 06/01/13	2,000	1,621
6.050% due 06/01/17	3,745	2,703
6.650% due 06/01/37	625	393
United Technologies Corp. 6.125% due 02/01/19	2,305	2,499
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	20
4.875% due 02/15/13 (Ñ)	400	380
6.000% due 06/15/17	930	845
Series WI 6.500% due 06/15/37	675	567
Universal City Development Partners, Ltd. 11.750% due 04/01/10	2,450	1,886
US Oncology, Inc. 9.000% due 08/15/12	800	744
USB Capital IX (ƒ) 6.189% due 04/15/49	300	126
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/22/49	5,500	2,214
Valero Energy Corp. 7.500% due 04/15/32	700	573
6.625% due 06/15/37	2,850	2,116
Valero Logistics Operations, LP 6.050% due 03/15/13	3,527	3,033
Verizon Communications, Inc. 5.250% due 04/15/13	300	305
6.100% due 04/15/18	1,605	1,628
8.750% due 11/01/18	9,915	11,549
6.400% due 02/15/38	3,025	2,994
6.900% due 04/15/38 (Ñ)	815	854
8.950% due 03/01/39 (Ñ)	75	92
Verizon Wireless 5.550% due 02/01/14	4,470	4,441

	Principal Amount ($) or Shares	Market Value $
Viacom, Inc. 5.750% due 04/30/11	5,270	5,040
Virginia Electric and Power Co. 8.875% due 11/15/38	2,020	2,606
Wachovia Bank NA Series BKNT 2.218% due 05/25/10 (Ê)	3,800	3,612
6.600% due 01/15/38	2,970	2,903
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	14,410	7,349
Wachovia Corp. 1.224% due 10/15/11 (Ê)	3,800	3,449
5.500% due 05/01/13	3,150	3,247
5.625% due 10/15/16	100	88
5.750% due 06/15/17	2,980	2,966
5.750% due 02/01/18 (Ñ)	3,925	3,863
Wal-Mart Stores, Inc. 6.200% due 04/15/38	4,230	4,573
Walt Disney Co. (The) 4.500% due 12/15/13	1,775	1,829
Series MTNC (Ê) 1.153% due 07/16/10	7,900	7,761
Washington Mutual Preferred Funding LLC (ƒ)(Å) 6.665% due 12/31/49	7,000	1
WellPoint, Inc. 5.850% due 01/15/36	1,205	985
6.375% due 06/15/37	1,920	1,802
Wells Fargo & Co. 5.625% due 12/11/17	12,240	11,990
Series K (Ñ)(ƒ) 7.980% due 02/28/49	30,015	18,609
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	6,460	4,632
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/29/49	4,190	3,939
Williams Cos., Inc. 7.125% due 09/01/11	1,625	1,592
Willis North America, Inc. 5.125% due 07/15/10	2,085	1,862
Windstream Corp. Series WI 8.625% due 08/01/16	500	493
WMG Acquisition Corp. (Ñ) 7.375% due 04/15/14	1,575	1,000
Xcel Energy, Inc. 6.500% due 07/01/36	1,200	1,058
XM Satellite Radio Holdings, Inc. (Å) 13.000% due 08/01/13	375	94
XTO Energy, Inc. 6.500% due 12/15/18	7,805	7,726
Yum! Brands, Inc. 8.875% due 04/15/11	460	485
ZFS Finance USA Trust I 5.875% due 05/09/32 (Þ)	2,620	971
6.500% due 05/09/37 (Þ)	1,910	860

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 144a (Þ) 6.150% due 12/15/65	5,475	3,115
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	5,205	2,271

		1,384,982

International Debt - 6.4%
Abu Dhabi National Energy Co. (Þ) 6.600% due 08/01/13 (Ñ)	3,825	3,758
7.250% due 08/01/18	2,305	2,074
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	5,000	4,847
Apidos CDO Series 2007-CA Class A1 2.373% due 05/14/20	3,500	2,450
ArcelorMittal 6.125% due 06/01/18	4,500	3,521
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	2,115	1,914
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	275	179
AstraZeneca PLC (Ñ) 5.900% due 09/15/17	1,100	1,183
6.450% due 09/15/37	900	992
AXA SA 6.463% due 12/14/18 (ƒ)(Þ)	400	175
8.600% due 12/15/30	515	391
Ballyrock CDO, Ltd. (Ê)(Å) Series 2005-3A Class A2 1.389% due 07/25/17	2,500	1,816
Barclays Bank PLC 5.450% due 09/12/12 (Ñ)	19,100	19,057
6.050% due 12/04/17 (Þ)	2,700	2,308
7.375% due 06/29/49 (ƒ)(Þ)	3,075	1,352
Barrick Gold Financeco LLC 6.125% due 09/15/13	3,400	3,344
BAT International Finance PLC (Þ) 9.500% due 11/15/18	2,650	2,907
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 3.758% due 04/29/19	27,750	19,911
Blue City Investments (Ê) Series A3 6.306% due 11/07/16	7,250	4,350
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	272
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	6,415	8,867
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	1,800	754
Callidus Debt Partners Fund, Ltd. (Ê)(Å) Series 2003-2A Class A 2.649% due 05/15/15	3,407	2,521
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	1,575	1,464

	Principal Amount ($) or Shares	Market Value $
5.700% due 05/15/17 (Ñ)	1,600	1,383
5.850% due 02/01/35	100	69
6.500% due 02/15/37	900	680
6.250% due 03/15/38	2,335	1,750
Catalyst Paper Corp. Series D 8.625% due 06/15/11	7,248	3,370
China Development Bank Corp. 5.000% due 10/15/15	400	404
CODELCO (Ñ)(Þ) 7.500% due 01/15/19	2,200	2,233
Commonwealth Bank of Australia (ƒ)(Þ) 6.024% due 03/29/49	3,700	1,793
Corp. Nacional del Cobre de Chile (Ñ)(Þ) 6.150% due 10/24/36	100	72
Covidien International Finance SA 5.450% due 10/15/12	795	801
6.000% due 10/15/17	3,315	3,372
Series WI 6.550% due 10/15/37	1,120	1,123
Credit Agricole SA (Ê)(Þ) 2.246% due 05/28/10	2,700	2,669
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 1.928% due 05/29/49	3,595	1,443
Credit Suisse NY 5.000% due 05/15/13	4,700	4,553
Deutsche ALT-A Securities NIM Trust (Å) Series 2007-AHM Class N1 6.750% due 02/25/47	51	50
Deutsche Bank AG/London 6.000% due 09/01/17	5,800	5,551
Digicel Group, Ltd. 8.875% due 01/15/15 (Ñ)(Þ)	1,250	919
9.125% due 01/15/15 (Ñ)(Þ)	1,800	1,233
Series REGS 8.875% due 01/15/15	1,093	803
DP World, Ltd. (Þ) 6.850% due 07/02/37	4,565	2,314
Egypt Government AID Bonds 4.450% due 09/15/15	3,645	3,857
Electricite De France (Þ) 5.500% due 01/26/14	5,365	5,575
6.500% due 01/26/19	1,700	1,764
6.950% due 01/26/39	1,700	1,753
EnCana Corp. 6.500% due 02/01/38	2,100	1,618
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	675	557
7.000% due 07/15/34	1,775	1,143
Enel Finance International SA (Þ) 6.250% due 09/15/17	1,500	1,331
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	299
FBN Capital Finance Co. 9.750% due 03/30/17	400	216

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FMG Finance Pty, Ltd. 10.625% due 09/01/16 (Å)	800	520
Series REGS 10.625% due 09/01/16	900	585
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	5,640	2,933
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	14,700
Gaz Capital SA (Þ) 7.343% due 04/11/13	600	507
7.510% due 07/31/13	3,485	2,908
8.146% due 04/11/18	2,600	1,976
Grupo Senda Autotransporte SA de CV (Å) 10.500% due 10/03/15	4,600	2,507
HBOS PLC (ƒ)(Þ) 5.375% due 12/29/49	700	243
HSBC Holdings PLC 6.500% due 05/02/36	700	639
6.500% due 09/15/37	1,200	1,095
6.800% due 06/01/38	1,375	1,303
Impress Holdings B.V. 5.737% due 09/15/13	875	868
Inco, Ltd. 5.700% due 10/15/15	1,425	1,201
Invesco, Ltd. 5.625% due 04/17/12	5,335	4,184
5.375% due 02/27/13	2,060	1,594
Ispat Inland ULC 9.750% due 04/01/14	10,379	8,842
Israel Electric Corp., Ltd. (Ñ)(Þ) 9.375% due 01/28/20	3,400	3,639
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12	450	429
Korea Development Bank (Ê) 1.565% due 04/03/10	8,900	8,616
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	425
Landsbanki Islands HF (ƒ)(Þ) 7.431% due 12/19/49	4,695	—
Lloyds Banking Group PLC (ƒ)(Þ) 5.920% due 12/31/49	300	60
Loomis Sayles CBO (Ê)(Þ) Series 2006-1A Class A 1.389% due 10/26/20	23,973	15,380
Millicom International Cellular SA 10.000% due 12/01/13	200	191
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	6,010	4,554
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	4,150	2,930
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	8,725	8,269
Nine Dragons Paper Holdings, Ltd. (Þ) 7.875% due 04/29/13	1,255	382
Nippon Life Insurance (Þ) 4.875% due 08/09/10	3,250	3,027

	Principal Amount ($) or Shares	Market Value $
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15 (Ñ)	3,255	2,059
7.125% due 10/15/33	5,400	2,565
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	10,670	10,276
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	181	153
PSB Finance SA for Promsvyazbank 9.625% due 05/23/12	1,650	676
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	750	549
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	300	198
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	840
RESI Finance, LP Series 2003-D Class B3 (Ê)(Þ) 1.686% due 12/10/35	2,311	992
Series 2003-D Class B4 (Ê)(Þ) 1.886% due 12/10/35	2,687	896
Resix Finance, Ltd. Credit- Linked Notes (Ê)(Þ) Series 2003-D Class B7 6.136% due 12/10/35	2,687	941
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	9,245	4,946
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	17,525	8,351
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13 (Ñ)	15,240	13,407
7.125% due 07/15/28	2,340	1,869
Rogers Communications, Inc. 6.800% due 08/15/18	3,225	3,355
Royal Bank of Scotland Group PLC 7.640% due 03/31/49 (ƒ)	3,500	542
6.990% due 10/29/49 (ƒ)(Þ)	9,325	2,610
Series 1 (ƒ) 9.118% due 03/31/49	5,375	1,962
RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/10	1,935	1,882
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	4,200	2,375
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	2,120	1,349
Shell International Finance BV 6.375% due 12/15/38	6,490	6,781
Shinsei Finance II (ƒ)(Þ) 7.160% due 07/25/49	1,970	257
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,200	802

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stora Enso OYJ (Þ) 7.250% due 04/15/36	1,840	934
Systems 2001 AT LLC 7.156% due 12/15/11	362	279
6.664% due 09/15/13 (Å)	392	388
Telecom Italia Capital SA 1.753% due 07/18/11 (Ê)	1,600	1,358
6.200% due 07/18/11	4,685	4,525
5.250% due 11/15/13	175	157
6.999% due 06/04/18	2,615	2,421
7.721% due 06/04/38	4,095	3,823
Telefonica Emisiones SAU 5.984% due 06/20/11	1,610	1,661
6.421% due 06/20/16	1,130	1,196
Thomson Reuters Corp. 6.500% due 07/15/18	750	695
TMK Capital SA for OAO TMK 10.000% due 07/29/11	1,100	756
TNK-BP Finance SA 6.125% due 03/20/12 (Ñ)(Þ)	500	385
7.500% due 03/13/13 (Þ)	2,400	1,824
7.875% due 03/13/18 (Å)	1,500	915
Series REGS 7.875% due 03/13/18	1,925	1,184
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	5,365	4,075
Transocean, Ltd. 5.250% due 03/15/13	3,745	3,617
6.000% due 03/15/18 (Ñ)	2,185	2,070
6.800% due 03/15/38	2,475	2,250
Tristan Oil, Ltd. 10.500% due 01/01/12 (Þ)	1,000	290
Series REGS 10.500% due 01/01/12	1,295	323
Tyco Electronics Group SA 6.000% due 10/01/12	8,535	7,902
6.550% due 10/01/17	5,390	4,453
7.125% due 10/01/37	2,990	2,244
Tyco International Finance SA 8.500% due 01/15/19	1,990	2,113
UBS AG Series DPNT 5.875% due 12/20/17	6,710	5,998
5.750% due 04/25/18	1,900	1,676
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	186
Vale Overseas, Ltd. 6.250% due 01/23/17	200	192
6.875% due 11/21/36	200	172
Vedanta Resources PLC (Å) 9.500% due 07/18/18	2,500	1,425
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications 9.125% due 04/30/18 (Þ)	565	356

	Principal Amount ($) or Shares	Market Value $
Series REGS 9.125% due 04/30/18	5,095	3,238
Virgin Media Finance PLC Series $ 8.750% due 04/15/14	950	807
WEA Finance LLC/WCI Finance LLC (Þ) 5.400% due 10/01/12	1,103	914
Weatherford International, Ltd. 9.625% due 03/01/19 (Ñ)	2,125	2,163
9.875% due 03/01/39	620	600
Westfield Capital Corp., Ltd./ WT Finance Aust Pty Ltd/ WEA Finance LLC (Þ) 5.125% due 11/15/14	925	698
White Mountains Re Group, Ltd. (ƒ)(Å) 7.506% due 05/29/49	15,250	4,765
XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	15,915	2,268
Xstrata Canada Corp. 6.000% due 10/15/15	1,050	771

		388,312

Loan Agreements - 0.7%
Adam Aircraft, Term Loan 14.890% due 05/01/12	871	74
Avis Budget Holdings, Term Loan 4.930% due 04/19/12	809	329
AWAS, Second Lien Term Loan 7.500% due 03/21/13	749	435
DaimlerChrysler Financial Services Americas LLC 8.500% due 07/01/13	5,650	1,695
Douglas Dynamics, Term Loan 3.709% due 05/21/13	2,260	1,808
Energy Future Holdings Corp. 3.906% due 10/10/14	3,637	2,520
3.909% due 10/10/14	32	22
5.888% due 10/10/14	2,732	1,892
First Data Corp., Term Loan B 3.139% due 09/24/14	6,643	4,169
3.159% due 09/24/14	421	264
Ford Motor Co. 5.000% due 12/15/13	11,905	4,263
General Motors Corp. 2.784% due 11/29/13	3,788	1,629
Georgia-Pacific Corp., Term Loan B 2.409% due 12/20/12	106	91
3.459% due 12/20/12	87	75
4.189% due 12/20/12	2,681	2,310
HCA, Inc., Term Loan B 3.709% due 12/30/13	6,537	5,410
Healthsouth Corp., Term Loan B 2.840% due 03/10/13	127	110
2.930% due 03/10/13	189	164
4.690% due 03/10/13	2,441	2,118
4.750% due 03/10/13	94	82

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hexion Specialty Chemicals, Term Loan C1 3.688% due 05/05/13	564	228
3.750% due 05/05/13	122	50
Huntsman International LLC 2.161% due 04/19/14	2,869	2,023
Idearc, Inc., Term Loan B 2.420% due 11/17/14	260	88
3.460% due 11/17/14	5,800	1,971
Newsday Corp., Fixed Rate Term Loan 9.750% due 07/09/13	3,625	3,190
OSI Restaurant Partners, LLC Prefunded Revolver Term Loan 2.688% due 06/14/14	18	9
4.246% due 06/14/14	135	65
OSI Restaurant Partners, LLC, Term Loan B 2.688% due 06/14/14	2,449	1,123
Realogy Corp., Term Loan 5.706% due 04/10/13	1,319	683
5.859% due 04/10/13	355	184
Stallion Oilfield Services, Inc., Term Loan 8.506% due 06/12/13	5,810	1,162
Talecris Biotherapeutics, Inc., Second Lien Term Loan 8.640% due 12/06/14	1,100	902
United Airlines, Inc., Term Loan 2.375% due 02/01/14	374	196
2.438% due 02/01/14	901	473
Univision Communications, Inc., Term Loan B 2.659% due 09/15/14	2,075	1,095
USI Holdings Corp., Tranche B Term Loan 4.210% due 05/04/14	1,507	851
Visteon Corp., Term Loan B 4.369% due 06/13/13	2,280	513
4.690% due 06/13/13	570	128

		44,394

Mortgage-Backed Securities - 67.9%
Adjustable Rate Mortgage Trust Series 2005-1 Class 5A2 (Ê) 0.719% due 05/25/35	549	317
Series 2005-3 Class 8A2 (Ê) 0.629% due 07/25/35	1,198	555
American Home Mortgage Assets (Ê) Series 2006-1 Class 1A3 0.619% due 05/25/46	7,898	1,976
Series 2006-2 Class 2A2 0.619% due 09/25/46	8,307	2,094
Series 2006-3 Class 1A3 0.709% due 10/25/46	8,191	1,140
Series 2006-3 Class 1A22 3.303% due 07/25/36	3,640	858
Series 2006-4 Class 1A11 0.579% due 10/25/46	12,679	5,540
Series 2006-4 Class 2A2 3.223% due 10/25/46	10,788	2,019

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class A2 3.023% due 11/25/46	8,625	1,837
Series 2006-6 Class A1C 0.669% due 11/25/36	2,101	377
Series 2007-2 Class A1 0.514% due 03/25/47	4,638	1,799
Series 2007-4 Class A2 0.579% due 08/25/37	12,480	4,006
American Home Mortgage Investment Trust (Ê) Series 2004-1 Class 1A 0.739% due 04/25/44	266	135
Series 2004-4 Class 4A 4.390% due 02/25/45	995	549
Series 2005-2 Class 1A1 0.689% due 09/25/45	5,545	2,606
Series 2005-4 Class 1A1 0.679% due 11/25/45	1,089	523
Series 2006-1 Class 1A2 0.579% due 03/25/46	9,792	2,379
Series 2007-1 Class GA1C 0.579% due 05/25/47	6,768	2,734
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.889% due 04/25/33	702	613
Series 2003-10 Class 2A1 6.000% due 12/25/33	657	598
Series 2003-10 Class 2A2 (Ê) 0.839% due 12/25/33	1,683	1,313
Series 2004-2 Class 1A1 6.000% due 03/25/34	1,299	1,079
Series 2004-10 Class 1CB1 6.000% due 11/25/34	435	383
Series 2004-11 Class 1CB1 6.000% due 12/25/34	502	417
Series 2005-1 Class 2A1 5.500% due 02/25/20	3,334	2,602
Series 2005-3 Class 2A1 5.500% due 04/25/20	596	465
Series 2005-5 Class 2CB1 6.000% due 06/25/35	778	452
Series 2005-6 Class 7A1 5.500% due 07/25/20	959	844
Series 2005-9 Class 5A1 5.500% due 10/25/20	1,122	876
Series 2006-5 Class CB17 6.000% due 06/25/46	2,574	1,521
Series 2006-6 Class CB6 6.000% due 07/25/46	1,823	1,257
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	360	371
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	903	928
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	1,482	1,572

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-3 Class A3 4.875% due 06/10/39	1,761	1,754
Series 2005-2 Class A3 4.611% due 07/10/43	546	523
Series 2005-2 Class A4 4.783% due 07/10/43	3,855	3,194
Series 2005-3 Class A2 4.501% due 07/10/43	2,080	1,964
Series 2005-5 Class A4 5.115% due 10/10/45	7,755	6,412
Series 2005-6 Class A4 (Ê) 5.180% due 09/10/47	1,500	1,278
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	3,128
Series 2006-4 Class A4 5.634% due 07/10/46	3,755	2,765
Series 2007-2 Class A2 5.634% due 04/10/49	4,180	3,202
Series 2007-2 Class A4 (Ê) 5.689% due 04/10/49	9,238	6,386
Series 2008-1 Class A4 6.158% due 02/10/51	2,565	1,823
Series 2008-1 Class B (Þ)(Ê) 6.201% due 02/10/51	1,562	275
Series 2008-1 Class C (Þ)(Ê) 6.201% due 02/10/51	1,507	261
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	852	574
Series 2005-8 Class 1A1 5.500% due 01/25/36	1,030	796
Series 2005-D Class A1 (Ê) 4.153% due 05/25/35	1,409	1,143
Series 2005-F Class 1A2 (Ê) 0.709% due 09/20/35	372	109
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,691
Series 2006-A Class 3A2 (Ê) 5.845% due 02/20/36	1,529	737
Series 2006-A Class 4A1 (Ê) 5.560% due 02/20/36	4,127	2,646
Series 2006-F Class 1A2 (Ê) 5.177% due 07/20/36	328	121
Series 2006-H Class 4A4 6.174% due 09/20/46	1,235	402
Series 2006-J Class 4A1 (Ê) 6.123% due 01/20/47	1,181	686
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.839% due 12/25/33	4,319	3,921
Series 2003-D Class 1A2 (Ê) 5.372% due 05/25/33	1	1
Series 2004-1 Class 5A1 6.500% due 09/25/33	74	71
Series 2004-2 Class 1A9 (Ê) 0.839% due 03/25/34	2,686	2,491
Series 2004-11 Class 2A1 5.750% due 01/25/35	3,520	2,994

	Principal Amount ($) or Shares	Market Value $
Series 2004-D Class 1A1 (Ê) 4.969% due 05/25/34	148	122
Series 2004-F Class 1A1 (Ê) 4.519% due 07/25/34	1,430	1,187
Series 2004-I Class 2A2 (Ê) 4.682% due 10/25/34	261	194
Series 2004-L Class 2A1 (Ê) 4.370% due 01/25/35	3,918	3,183
Series 2005-8 Class A7 5.500% due 09/25/35	877	869
Series 2005-G Class 2A1 (Ê) 4.918% due 08/25/35	1,949	1,602
Series 2005-H Class 2A5 (Ê) 4.803% due 09/25/35	3,300	1,984
Series 2005-I Class 2A2 (Ê) 4.869% due 10/25/35	3,299	867
Series 2005-I Class 4A1 (Ê) 5.269% due 10/25/35	2,065	1,554
Series 2005-L Class 3A1 (Ê) 5.460% due 01/25/36	2,019	1,622
Series 2006-2 Class A12 6.000% due 07/25/36	1,793	1,317
Series 2006-2 Class A15 6.000% due 07/25/36	2,710	2,211
Series 2006-B Class 1A1 (Ê) 6.153% due 11/20/36	1,786	971
Series 2007-3 Class 1A1 6.000% due 09/25/37	12,456	7,855
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2002-11 Class 1A2 6.079% due 02/25/33	16	14
Series 2003-1 Class 6A1 5.037% due 04/25/33	97	84
Series 2003-8 Class 4A1 5.222% due 01/25/34	330	229
Series 2004-1 Class 21A1 4.707% due 04/25/34	1,846	1,432
Series 2004-3 Class 1A1 4.660% due 07/25/34	1,232	904
Series 2004-8 Class 2A1 5.111% due 11/25/34	3,761	3,541
Series 2004-9 Class 22A1 4.786% due 11/25/34	820	668
Series 2004-10 Class 22A1 4.955% due 01/25/35	1,354	1,111
Series 2005-10 Class A1 4.750% due 10/25/35	3,004	2,867
Series 2005-2 Class A1 2.870% due 03/25/35	16,414	13,835
Series 2005-2 Class A2 2.339% due 03/25/35	3,333	2,828
Series 2005-5 Class A2 4.550% due 08/25/35	3,972	3,371
Series 2005-10 Class A3 4.650% due 10/25/35	2,000	1,203
Series 2007-1 Class 3A2 5.748% due 02/25/47	3,407	1,270

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class 1A1 5.473% due 05/25/47	7,712	4,711
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 (Ê) 5.366% due 05/25/35	1,912	1,357
Series 2005-5 Class 21A1 5.334% due 07/25/35	3,881	2,635
Series 2005-7 Class 22A1 (Ê) 5.488% due 09/25/35	739	407
Series 2005-8 Class 11A1 (Ê) 0.659% due 10/25/35	2,535	1,399
Series 2006-3 Class 33A1 (Ê) 6.128% due 05/25/36	1,720	1,107
Series 2006-4 Class 13A1 (Ê) 0.549% due 08/25/36	12,456	4,905
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4 5.405% due 12/11/40	5,000	4,244
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	70
Series 2005-T18 Class A4 4.933% due 02/13/42	2,192	1,824
Series 2005-T20 Class A4A 5.151% due 10/12/42	6,700	5,661
Series 2006-PW1 Class A4 5.201% due 12/11/38	2,440	1,905
5.540% due 09/11/41	6,250	4,627
Series 2007-PW1 Class A4 5.712% due 06/11/40 (Ê)	5,198	3,738
5.331% due 02/11/44	100	71
5.694% due 06/11/50	4,500	3,203
Series 2007-T26 Class A4 5.471% due 01/12/45	400	278
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR1 Class 1A2 0.639% due 07/25/36	12,153	3,473
Series 2006-AR2 Class 1A1 0.589% due 09/25/46	9,301	3,791
Series 2006-AR2 Class 2A1 0.619% due 10/25/36	2,507	967
Series 2006-AR3 Class 1A1 0.569% due 10/25/36	2,424	978
Series 2006-AR4 Class A1 0.599% due 12/25/36	2,880	1,260
Series 2006-AR5 Class 1A1 0.549% due 12/25/46	6,043	2,605
Series 2007-AR2 Class A1 0.559% due 03/25/37	3,059	859
Series 2007-AR2 Class A3 0.619% due 03/25/37	11,620	1,405
Series 2007-AR3 Class 1A1 0.529% due 03/25/37	4,522	1,970
Bear Stearns Structured Products, Inc. (Ê) Series 2007-R6 Class 1A1 5.658% due 01/26/36	2,748	1,709
Series 2007-R6 Class 2A1 5.758% due 12/26/46	1,597	1,017

	Principal Amount ($) or Shares	Market Value $
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	1,749	1,703
Series 2006-S4 Class A3 6.000% due 12/25/36	2,821	2,574
Series 2006-S4 Class A4 6.000% due 12/25/36	1,802	1,760
Series 2007-A1 Class 1A3 (Ê) 4.884% due 02/25/37	2,229	1,812
Series 2007-A1 Class 4A1 (Ê) 4.167% due 02/25/37	509	419
Series 2007-A1 Class 5A1 (Ê) 4.167% due 02/25/37	1,500	1,193
Series 2007-A1 Class 8A1 (Ê) 4.235% due 02/25/37	9,609	7,686
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A6 6.000% due 06/25/36	1,173	809
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,000	1,381
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 5.725% due 03/15/49	3,650	2,645
Series 2006-C5 Class A4 5.431% due 10/15/49	905	652
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	356	273
Series 2006-AR3 Class 2A4A 5.900% due 06/25/36	3,943	2,293
Series 2006-AR5 Class 2A1A (Ê) 6.207% due 07/25/36	3,308	1,657
Series 2007-AR8 Class 2A1A 5.912% due 07/25/37	3,193	1,988
Series 2008-RR1 Class A1A1 (Ê)(Å) 0.459% due 01/25/37	624	539
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (Ê) 5.225% due 07/15/44	10,680	8,986
Series 2006-CD3 Class A5 5.617% due 10/15/48	4,465	3,380
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,765	1,056
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,484	1,363
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	4,555	2,978
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	1,524	1,517
Series 2006-C7 Class A2 5.690% due 06/10/46	1,060	927
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	977

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C9 Class A4 (Ê) 5.816% due 12/10/49	5,500	3,708
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	673	608
Series 2004-2CB Class 1A4 (Ê) 0.789% due 03/25/34	568	439
Series 2004-28C Class 6A1 6.000% due 01/25/35	689	607
Series 2004-J7 Class 1A2 4.673% due 08/25/34	3	3
Series 2004-J8 Class 1A1 7.000% due 09/25/34	644	580
Series 2005-1CB Class 2A1 6.000% due 03/25/35	10,392	6,660
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,755	1,144
Series 2005-16 Class A1 (Ê) 3.698% due 06/25/35	3,207	1,283
Series 2005-24 Class 3A2 (Ê) 0.759% due 07/20/35	2,486	601
Series 2005-32T Class A7 (Ê) 0.639% due 08/25/35	1,866	1,244
Series 2005-38 Class A1 (Ê) 3.553% due 09/25/35	1,342	603
Series 2005-38 Class A3 (Ê) 0.739% due 09/25/35	1,342	608
Series 2005-51 Class 1A1 (Ê) 0.679% due 11/20/35	1,681	784
Series 2005-51 Class 1A2A (Ê) 0.649% due 11/20/35	3,278	2,562
Series 2005-51 Class 2A1 (Ê) 0.659% due 11/20/35	386	181
Series 2005-51 Class 2A2A (Ê) 0.649% due 11/20/35	61	50
Series 2005-51 Class 4A1 (Ê) 0.827% due 11/20/35	587	276
Series 2005-56 Class 2A2 (Ê) 4.296% due 11/25/35	1,434	877
Series 2005-56 Class 3A1 (Ê) 0.761% due 11/25/35	466	222
Series 2005-56 Class 4A1 (Ê) 0.699% due 11/25/35	1,179	579
Series 2005-58 Class A2 (Ê) 0.749% due 12/20/35	1,647	447
Series 2005-59 Class 1A1 (Ê) 0.838% due 11/20/35	2,775	1,396
Series 2005-59 Class 1A2B (Ê) 0.649% due 11/20/35	4,243	3,682
Series 2005-62 Class 1A1 (Ê) 0.689% due 12/25/35	1,925	946
Series 2005-63 Class 3A1 (Ê) 5.889% due 11/25/35	2,612	1,379
Series 2005-63 Class 5A1 (Ê) 5.302% due 12/25/35	3,952	2,277
Series 2005-72 Class A2 (Ê) 0.749% due 01/25/36	1,542	468

	Principal Amount ($) or Shares	Market Value $
Series 2005-85C Class 2A2 5.500% due 02/25/36	75	50
Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,520	2,137
Series 2005-J13 Class 2A3 5.500% due 11/25/35	1,274	763
Series 2006-9T1 Class A7 6.000% due 05/25/36	1,221	753
Series 2006-23C Class 1A6 6.000% due 08/25/36	3,573	2,533
Series 2006-43C Class 1A7 6.000% due 02/25/37	613	355
Series 2006-J2 Class A3 6.000% due 04/25/36	1,859	1,319
Series 2006-OA1 Class 1A3 (Ê) 0.659% due 12/20/46	5,147	684
Series 2006-OA1 Class 2A1 (Ê) 0.569% due 03/20/46	5,672	2,351
Series 2006-OA1 Class 4A1 (Ê) 0.579% due 08/25/46	3,265	1,272
Series 2006-OA1 Class A1 (Ê) 0.539% due 02/20/47	4,174	1,721
Series 2006-OA1 Class A2 (Ê) 0.569% due 09/20/46	6,407	2,473
Series 2006-OA2 Class A1 (Ê) 0.549% due 02/25/47	3,423	1,501
Series 2006-OA2 Class A2A (Ê) 0.509% due 05/20/46	122	109
Series 2006-OA3 Class 1A2 (Ê) 0.649% due 05/25/36	3,677	881
Series 2006-OA6 Class 1A3 (Ê) 0.659% due 07/25/46	1,337	280
Series 2006-OA7 Class 1A4 (Ê) 2.993% due 06/25/46	8,818	1,595
Series 2006-OA9 Class 2A2 (Ê) 3.623% due 07/20/46	4,110	836
Series 2006-OC7 Class 2A1 (Ê) 0.459% due 07/25/36	1,299	1,210
Series 2006-OC9 Class A1 (Ê) 0.464% due 09/25/35	4,062	3,703
Series 2007-15C Class A5 5.750% due 07/25/37	12,978	7,535
Series 2007-HY3 Class 1A1 (Ê) 5.990% due 03/25/47	20,251	11,483
Series 2007-J2 Class 2A1 6.000% due 07/25/37	3,970	2,107
Series 2007-OA1 Class A1A (Ê) 3.433% due 04/25/43	7,644	3,246
Series 2007-OA4 Class A1 (Ê) 0.559% due 05/25/47	4,415	1,703
Series 2007-OA6 Class A1B (Ê) 0.589% due 06/25/37	1,957	790
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.889% due 05/25/18	2,165	1,834
Series 2003-20 Class 1A9 (Ê) 5.500% due 07/25/33	1,933	1,864

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-42 Class M (Ê) 5.397% due 10/25/33	712	325
Series 2003-52 Class A1 (Ê) 5.290% due 02/19/34	2,498	1,682
Series 2004-12 Class 1M 4.725% due 08/25/34	321	90
Series 2004-16 Class 1A1 (Ê) 0.789% due 09/25/34	1,435	566
Series 2004-22 Class A3 (Ê) 4.786% due 11/25/34	2,422	1,719
Series 2004-HYB Class 1A1 (Ê) 4.729% due 02/20/35	4,395	3,111
Series 2004-HYB Class A2 (Ê) 4.539% due 11/20/34	1,869	1,252
Series 2004-J9 Class 2A1 (Ê) 5.250% due 01/25/35	1,959	1,813
Series 2005-11 Class 5A1 (Ê) 0.689% due 03/25/35	41	18
Series 2005-29 Class A1 5.750% due 12/25/35	1,841	1,345
Series 2005-HYB Class 2A1 4.899% due 08/20/35	7,611	4,459
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	452	268
Series 2005-HYB Class 4A1 (Ê) 5.562% due 12/20/35	3,290	1,949
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	342	330
Series 2006-1 Class A2 6.000% due 03/25/36	1,150	771
Series 2006-1 Class A3 6.000% due 03/25/36	408	237
Series 2006-13 Class 1A23 6.250% due 09/25/36	540	417
Series 2006-15 Class A3 6.250% due 10/25/36	1,201	914
Series 2006-20 Class B1 6.000% due 02/25/37	1,230	61
Series 2006-HYB Class 3A1A (Ê) 6.055% due 05/20/36	2,365	1,298
Series 2006-J4 Class A2 6.250% due 09/25/36	909	776
Series 2006-J4 Class A10 6.250% due 09/25/36	540	411
Series 2006-OA5 Class 2A1 (Ê) 0.589% due 04/25/46	4,793	2,026
Series 2006-R2 Class AF1 (Ê)(Þ) 0.809% due 08/25/36	3,676	1,960
Series 2007-14 Class A19 6.000% due 09/25/37	21,267	14,475
Series 2007-18 Class 2A1 6.500% due 11/25/37	3,473	2,228
Series 2007-HY1 Class 1A2 (Ê) 5.677% due 04/25/37	1,159	331
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN Class A4 5.435% due 09/15/34	7,354	6,935

	Principal Amount ($) or Shares	Market Value $
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	985	941
Series 2002-30 Class DB1 7.390% due 11/25/32	723	676
Series 2003-29 Class 5A1 7.000% due 12/25/33	119	107
Series 2004-1 Class 3A1 7.000% due 02/25/34	47	43
Series 2004-C1 Class A3 4.321% due 01/15/37	2,654	2,526
Series 2005-9 Class 2A1 5.500% due 10/25/35	6,737	4,537
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	11,340	6,719
Series 2006-C1 Class AAB (Ê) 5.552% due 02/15/39	1,610	1,308
Series 2006-C3 Class B (Ê) 5.826% due 06/15/38	2,153	429
Series 2006-C4 Class A3 5.467% due 09/15/39	8,504	5,509
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	2,937
Series 2007-C1 Class AAB 5.336% due 02/15/40	5,000	3,400
Series 2007-C3 Class A4 (Ê) 5.723% due 06/15/39	3,500	1,913
Series 2007-C3 Class AAB (Ê) 5.723% due 06/15/39	6,950	4,671
Series 2007-C3 Class B (Ê) 5.723% due 06/15/39	794	132
Series 2007-C5 Class B (Ê) 6.133% due 09/15/40	2,584	443
Crown Castle Towers LLC (Þ) Series 2005-1A Class AFL (Ê) 0.841% due 06/15/35	8,170	7,374
Series 2005-1A Class AFX 4.643% due 06/15/35	2,335	2,102
Series 2005-1A Class C 5.074% due 06/15/35	741	650
Series 2006-1A Class AFX 5.245% due 11/15/36	1,710	1,496
CW Capital Cobalt, Ltd. Series 2006-C1 Class A2 5.174% due 08/15/48	80	67
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	617	529
Series 2005-AR1 Class 2A3 4.964% due 08/25/35	4,640	3,094
Series 2006-AB4 Class A1C 6.000% due 10/25/36	2,047	1,388
Series 2007-OA1 Class A1 (Ê) 0.539% due 02/25/47	8,484	3,297
Series 2007-OA2 Class A1 (Ê) 2.823% due 04/25/47	19,189	8,361

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DLJ Commercial Mortgage Corp. Interest Only STRIP Series 1999-CG1 Class S (Ê) 0.961% due 03/10/32	7,545	62
Series 1999-CG3 Class A3 7.730% due 10/10/32	1,470	1,480
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 4.561% due 07/19/44	516	155
Series 2006-AR1 Class 2A1A (Ê) 2.993% due 04/19/47	2,093	897
Fannie Mae 5.190% due 2012	2,584	2,667
5.500% due 2013	10	10
5.000% due 2014	41	41
5.500% due 2014	28	29
6.500% due 2015	10	11
5.000% due 2016	269	278
5.500% due 2016	57	60
6.000% due 2016	601	628
8.000% due 2016	11	12
11.000% due 2016	70	80
5.000% due 2017	6,447	6,642
5.500% due 2017	461	478
6.000% due 2017	459	478
6.500% due 2017	949	990
7.000% due 2017	28	30
8.000% due 2017	31	33
4.000% due 2018	5,479	5,552
4.500% due 2018	51,383	52,387
5.000% due 2018	23,377	24,055
5.500% due 2018	367	379
6.500% due 2018	194	205
7.000% due 2018	104	110
10.000% due 2018	29	32
4.500% due 2019	12,204	12,425
5.000% due 2019	14,573	14,985
5.500% due 2019	153	159
6.000% due 2019	4,578	4,781
6.500% due 2019	94	100
4.000% due 2020	84	85
4.500% due 2020	1,955	1,992
5.000% due 2020	5,959	6,115
5.500% due 2020	1,054	1,090
6.000% due 2020	6,220	6,496
6.500% due 2020	38	40
8.000% due 2020	5	5
5.000% due 2021	6,573	6,743
5.500% due 2021	3,449	3,558
5.500% due 2022	29,916	30,873
6.500% due 2022	55	58
4.500% due 2023	14,666	14,950
5.000% due 2023	3,555	3,643
5.500% due 2023	10,922	11,273
6.500% due 2024	783	817
7.500% due 2024	5	6

	Principal Amount ($) or Shares	Market Value $
8.000% due 2024	66	71
10.000% due 2024	17	19
5.145% due 2025 (Ê)	16	16
7.000% due 2025	2	3
5.144% due 2026 (Ê)	281	278
6.000% due 2026	2,041	2,108
7.000% due 2026	191	203
9.000% due 2026	24	26
6.000% due 2027	5,266	5,435
7.000% due 2027	6	6
7.500% due 2027	17	18
6.500% due 2028	266	279
7.000% due 2028	371	394
7.500% due 2028	165	175
6.500% due 2029	612	642
7.000% due 2029	1,769	1,879
7.500% due 2029	94	99
8.000% due 2029	4	5
8.500% due 2029	2	2
6.500% due 2030	181	191
7.000% due 2030	656	698
7.500% due 2030	334	355
8.000% due 2030	366	389
8.500% due 2030	718	774
9.500% due 2030	113	125
6.500% due 2031	512	538
7.000% due 2031	1,639	1,739
7.500% due 2031	558	592
8.000% due 2031	678	722
8.500% due 2031	372	401
6.000% due 2032	4,005	4,154
6.500% due 2032	1,554	1,632
7.000% due 2032	4,725	5,009
7.500% due 2032	848	900
8.000% due 2032	24	25
8.500% due 2032	44	47
3.823% due 2033 (Ê)	1,608	1,623
3.977% due 2033 (Ê)	372	359
4.350% due 2033 (Ê)	70	69
4.573% due 2033 (Ê)	698	694
5.000% due 2033	4,122	4,208
5.176% due 2033 (Ê)	141	144
5.344% due 2033 (Ê)	23	23
5.375% due 2033 (Ê)	17	18
5.500% due 2033	14,032	14,416
5.545% due 2033 (Ê)	544	537
6.000% due 2033	1,023	1,060
6.500% due 2033	1,148	1,204
7.000% due 2033	1,281	1,356
4.650% due 2034 (Ê)	270	272
4.691% due 2034 (Ê)	1,810	1,801
4.844% due 2034 (Ê)	1,905	1,924
4.958% due 2034 (Ê)	1,066	1,079
5.000% due 2034	42,417	43,245
5.500% due 2034	36,316	37,281
6.000% due 2034	2,604	2,692
6.500% due 2034	1,258	1,316

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2034	471	498
7.500% due 2034	230	244
4.132% due 2035 (Ê)	709	714
4.135% due 2035 (Ê)	2,264	2,277
4.345% due 2035 (Ê)	2,612	2,632
4.400% due 2035 (Ê)	1,431	1,440
4.750% due 2035 (Ê)	3,047	3,089
4.794% due 2035 (Ê)	855	871
4.801% due 2035 (Ê)	1,460	1,483
4.830% due 2035 (Ê)	4,616	4,688
5.000% due 2035	24,110	24,572
5.013% due 2035 (Ê)	1,997	2,029
5.066% due 2035 (Ê)	373	383
5.141% due 2035 (Ê)	478	490
5.500% due 2035	25,306	25,969
6.000% due 2035	12,555	12,989
6.500% due 2035	92	97
7.000% due 2035	487	514
7.500% due 2035	1,770	1,882
4.733% due 2036 (Ê)	543	553
5.000% due 2036	7,400	7,537
5.500% due 2036	7,209	7,301
6.000% due 2036	50,157	51,735
6.293% due 2036 (Ê)	86	89
6.318% due 2036 (Ê)	92	96
6.500% due 2036	25,364	26,506
7.000% due 2036	953	1,003
7.500% due 2036	917	967
5.000% due 2037	4,013	4,084
5.500% due 2037	62,157	63,524
5.559% due 2037 (Ê)	3,699	3,829
5.786% due 2037 (Ê)	1,759	1,787
6.000% due 2037	121,034	124,852
6.500% due 2037	36,394	37,930
7.000% due 2037	781	814
7.500% due 2037	22,652	23,843
5.000% due 2038	3,886	3,955
5.500% due 2038	81,558	83,569
6.000% due 2038	52,662	54,323
Interest Only STRIP
6.500% due 2038	15,779	16,451
7.500% due 2038	4,761	5,011
5.000% due 2039	459	467
5.500% due 2039	9,207	9,432
6.000% due 2039	6,014	6,203
3.655% due 2040 (Ê)	309	305
3.455% due 2043 (Ê)	207	205
Interest Only STRIP
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	58	11
Series 2000-306 Class Interest Only STRIP 8.000% due 05/01/30	57	9
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 08/01/31	99	16
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	36	5

	Principal Amount ($) or Shares	Market Value $
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	3,008	222
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	3,028	387
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	8,866	860
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	9,854	949
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	13,833	1,407
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	2,622	287
15 Year TBA (Ï) 4.500%	3,000	3,042
5.000%	6,560	6,712
5.500%	30,340	31,260
6.000%	26,150	27,196
30 Year TBA (Ï) 4.000%	12,850	12,746
4.500%	32,614	32,831
5.000%	194,325	197,722
5.500%	668,097	683,645
6.000%	200,877	207,011
6.500%	16,320	16,998
7.000%	18,160	19,074
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	29	30
Series 2000-T6 Class A1 7.500% due 06/25/30	60	63
Series 2001-T8 Class A2 9.500% due 07/25/41	208	226
Series 2002-T19 Class A1 6.500% due 07/25/42	627	655
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	272	291
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.156% due 05/18/27	82	9
Series 1999-56 Class Z 7.000% due 12/18/29	1,162	1,220
Series 2001-4 Class SA (Ê) Interest Only STRIP 7.216% due 02/17/31	147	14
Series 2003-21 Class M Interest Only STRIP 5.000% due 02/25/17	453	463
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	331	50

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-32 Class FH (Ê) 0.789% due 11/25/22	2,629	2,584
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	475	54
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,340	141
Series 2003-35 Class FY (Ê) 0.789% due 05/25/18	5,105	5,039
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	498	56
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	478	52
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	513	80
Series 2003-78 Class FI (Ê) 0.789% due 01/25/33	2,710	2,668
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	369	14
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	60	2
Series 2003-122 Class AJ 4.500% due 02/25/28	517	523
Series 2004-21 Class FL (Ê) 0.739% due 11/25/32	1,245	1,222
Series 2004-70 Class EB 5.000% due 10/25/24	3,275	3,299
Series 2005-65 Class FP (Ê) 0.639% due 08/25/35	366	364
Series 2005-69 Class IO (Ê) Principal Only STRIP Zero coupon due 08/25/35	47	1
Series 2005-79 Class FC (Ê) 0.689% due 02/25/22	3,041	3,021
Series 2005-110 Class MB 5.500% due 09/25/35	2,230	2,282
Series 2006-5 Class 3A2 (Ê) 4.668% due 05/25/35	504	509
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,805
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	791	640
Series 2006-81 Class LF (Ê) Principal Only STRIP Zero coupon due 09/25/36	151	152
Series 2006-118 Class A1 (Ê) 0.449% due 12/25/36	410	363
Series 2006-118 Class A2 (Ê) 0.449% due 12/25/36	1,489	1,321

	Principal Amount ($) or Shares	Market Value $
Series 2007-27 Class XA (Ê) Principal Only STRIP Zero coupon due 05/25/35	79	79
Series 2007-42 Class LF (Ê) Principal Only STRIP Zero coupon due 05/25/37	294	296
Series 2007-53 Class UF (Ê) Principal Only STRIP Zero coupon due 06/25/37	155	153
Series 2007-56 Class GY (Ê) Principal Only STRIP Zero coupon due 06/25/37	74	74
Series 2007-73 Class A1 (Ê) 0.449% due 07/25/37	4,099	3,632
Series 2008-56 Class FD (Ê) 1.329% due 07/25/48	12,431	12,129
Series 2008-62 Class DY 4.000% due 07/25/23	6,440	6,356
Series 2008-70 Class BY 4.000% due 08/25/23	5,310	5,216
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	117	124
Series 2003-W4 Class 4A 7.500% due 10/25/42	56	60
Series 2004-W9 Class 2A1 6.500% due 02/25/44	318	326
Series 2003-W17 Class 1A6 5.310% due 08/25/33	7,100	7,160
Series 2004-W11 Class 1A2 6.500% due 05/25/44	660	678
Series 2004-W11 Class 1A3 7.000% due 05/25/44	806	834
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	300	309
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	92	100
Series 2003-58 Class 2A 6.500% due 09/25/43	305	313
Series 2005-63 Class 1A1 (Ê) 3.456% due 02/25/45	141	125
FHA PJ Reilly 67 NCP 7.430% due 01/01/24	59	59
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.308% due 09/25/34	433	295
Series 2005-AA2 Class 1A1 (Ê) 4.916% due 03/25/35	212	127
Series 2005-AA5 Class 1A1 (Ê) 5.542% due 07/25/35	284	148
Series 2005-AA7 Class 2A1 (Ê) 5.401% due 09/25/35	3,189	1,634

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AA5 Class A2 (Ê) 6.507% due 09/25/36	1,688	417
Series 2006-FA3 Class A6 6.000% due 07/25/36	1,831	1,141
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	146	144
Series 2004-AR5 Class 4A1 (Ê) 5.708% due 10/25/34	505	355
Series 2004-AR6 Class 2A1 (Ê) 4.750% due 12/25/34	711	600
Series 2005-AR3 Class 2A1 (Ê) 5.355% due 08/25/35	830	671
Series 2005-AR5 Class 3A1 (Ê) 5.538% due 10/25/35	961	801
Series 2006-AR4 Class 1A3 (Ê) 5.478% due 01/25/37	145	47
Freddie Mac 5.500% due 2013	1	1
12.000% due 2013	8	8
12.000% due 2014	11	13
11.000% due 2015	8	8
5.500% due 2016	23	24
6.000% due 2016	101	105
10.000% due 2016	46	51
5.500% due 2017	167	173
8.500% due 2017	34	37
10.500% due 2017	10	11
4.000% due 2018	12,434	12,666
4.500% due 2018	2,388	2,438
5.000% due 2018	4,036	4,156
5.500% due 2018	60	62
4.500% due 2019	378	386
5.000% due 2019	5,483	5,634
5.500% due 2019	168	174
4.500% due 2020	1,890	1,922
5.000% due 2020	12,319	12,634
5.500% due 2020	7,374	7,630
8.000% due 2020	90	96
10.000% due 2020	35	39
11.000% due 2020	35	40
5.000% due 2021	1,143	1,175
10.500% due 2021	18	21
6.500% due 2025	4	5
8.500% due 2025	29	31
5.328% due 2027 (Ê)	22	22
7.000% due 2027	167	176
8.500% due 2027	213	230
4.852% due 2028 (Ê)	22	22
5.090% due 2028 (Ê)	18	18
7.500% due 2028	43	46
6.500% due 2029	119	126
7.500% due 2029	65	69
5.376% due 2030 (Ê)	35	35
6.500% due 2030	7	8
7.000% due 2030	41	43
7.500% due 2030	317	338

	Principal Amount ($) or Shares	Market Value $
8.000% due 2030	77	81
8.500% due 2030	115	124
6.500% due 2031	950	997
7.000% due 2031	424	452
7.500% due 2031	129	137
8.000% due 2031	243	259
7.000% due 2032	195	206
7.500% due 2032	187	199
4.562% due 2033 (Ê)	592	590
5.000% due 2033	1,188	1,211
5.136% due 2033 (Ê)	91	93
5.500% due 2033	4,266	4,382
6.000% due 2033	108	112
6.500% due 2033	372	390
7.000% due 2033	499	529
7.500% due 2033	86	92
3.931% due 2034 (Ê)	160	155
4.028% due 2034 (Ê)	239	235
4.825% due 2034 (Ê)	2,490	2,529
4.884% due 2034 (Ê)	640	634
4.972% due 2034 (Ê)	1,275	1,290
5.239% due 2034 (Ê)	125	127
5.500% due 2034	1,482	1,522
6.000% due 2034	131	136
4.866% due 2035 (Ê)	3,729	3,794
4.893% due 2035 (Ê)	1,865	1,888
5.000% due 2035	741	754
5.031% due 2035 (Ê)	523	531
6.000% due 2035	698	724
5.000% due 2036	11,910	12,117
5.871% due 2036 (Ê)	1,448	1,502
5.926% due 2036 (Ê)	2,384	2,475
5.968% due 2036 (Ê)	1,735	1,795
6.000% due 2036	314	324
5.000% due 2037	724	736
5.473% due 2037 (Ê)	2,019	2,086
5.525% due 2037 (Ê)	6,246	6,432
5.687% due 2037 (Ê)	8,141	8,409
5.702% due 2037 (Ê)	1,238	1,283
5.723% due 2037 (Ê)	3,225	3,332
5.752% due 2037 (Ê)	2,567	2,660
5.806% due 2037 (Ê)	2,519	2,615
5.844% due 2037 (Ê)	866	900
5.873% due 2037 (Ê)	1,267	1,317
6.000% due 2037	14,658	15,137
6.114% due 2037 (Ê)	5,621	5,844
5.500% due 2038	103,106	105,583
6.000% due 2038	105,745	109,212
6.500% due 2038	1,925	2,009
15 Year TBA (Ï) 5.500%	44,900	46,275
30 Year TBA (Ï) 5.500%	100,500	103,318
6.000%	20,290	20,907
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	2,210	2,284

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	73	73
Series 1994-167 Class J 6.000% due 04/15/23	95	96
Series 1994-173 Class Z 7.000% due 05/15/24	331	342
Series 1999-212 Class SG (Ê) Interest Only STRIP 6.625% due 06/17/27	1,445	146
Series 2000-224 Class SC (Ê) Interest Only STRIP 7.167% due 08/15/30	45	5
Series 2000-226 Class F (Ê) 0.783% due 11/15/30	74	71
Series 2001-229 Class KF (Ê) 0.639% due 07/25/22	1,100	1,089
Series 2001-232 Class ZQ 6.500% due 06/15/31	1,950	2,075
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.667% due 03/15/32	186	19
Series 2003-256 Class FJ (Ê) 0.733% due 02/15/33	1,688	1,654
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	1,042	60
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	82	9
Series 2003-262 Class AB 2.900% due 11/15/14	1,291	1,291
Series 2003-262 Class QH 5.000% due 05/15/33	1,590	1,592
5.000% due 06/15/33	1,625	1,624
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	429	60
Series 2003-266 Class MA 4.500% due 10/15/31	1,024	1,032
Series 2003-272 Class TA 4.500% due 12/15/33	1,275	1,139
Series 2004-275 Class FM (Ê) 0.683% due 12/15/30	252	248
Series 2004-277 Class UF (Ê) 0.755% due 06/15/33	2,995	2,955
Series 2004-281 Class DF (Ê) 0.905% due 06/15/23	718	705
Series 2004-282 Class JE 4.500% due 07/15/19	5,360	5,400
Series 2004-287 Class AL 5.000% due 10/15/24	2,475	2,516
Series 2005-294 Class FA (Ê) 0.625% due 03/15/20	1,302	1,268
Series 2005-299 Class KF (Ê) 0.855% due 06/15/35	600	593

	Principal Amount ($) or Shares	Market Value $
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	1,830	114
Series 2005-303 Class XA (Ê) Principal Only STRIP Zero coupon due 09/15/35	351	328
Series 2005-305 Class JF (Ê) 0.755% due 10/15/35	436	430
Series 2006-312 Class HT 5.000% due 03/15/26	3,911	3,840
Series 2006-313 Class FP (Ê) Principal Only STRIP Zero coupon due 04/15/36	840	793
Series 2006-313 Class X (Ê) Principal Only STRIP Zero coupon due 04/15/36	121	114
Series 2006-314 Class LF (Ê) 0.755% due 05/15/36	508	486
Series 2006-315 Class EQ 5.000% due 05/15/36	1,840	1,810
Series 2006-316 Class X (Ê) Principal Only STRIP Zero coupon due 06/15/36	322	308
Series 2006-317 Class XI (Ê) Interest Only STRIP 6.200% due 10/15/35	1,796	3
Series 2006-323 Class PA 6.000% due 03/15/26	2,656	2,702
Series 2007-327 Class SX (Ê) Principal Only STRIP Zero coupon due 07/15/36	221	211
Series 2007-327 Class UF (Ê) Principal Only STRIP Zero coupon due 02/15/37	238	243
Series 2007-327 Class WF (Ê) Principal Only STRIP Zero coupon due 09/15/36	138	140
Series 2007-330 Class GL (Ê) Principal Only STRIP Zero coupon due 04/15/37	552	602
Series 2007-333 Class AF (Ê) 0.605% due 10/15/20	20,274	19,829
Series 2007-333 Class BF (Ê) 0.605% due 07/15/19	3,288	3,218
Series 2007-333 Class FT (Ê) 0.605% due 08/15/19	14,849	14,531
Series 2007-334 Class FA (Ê) 0.685% due 02/15/19	14,742	14,422
Series 2008-345 Class MB 4.500% due 06/15/23	16,365	15,879
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	50	8
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	249	34

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	327	43
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	156	26
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	6,435	6,110
Series 2002-1A Class A3 6.269% due 12/10/35	1,240	1,192
Series 2002-3A Class A1 4.229% due 12/10/37	3,525	3,448
Series 2006-C1 Class A4 5.337% due 03/10/44	1,010	750
Ginnie Mae I 11.000% due 2010	3	3
11.000% due 2013	5	6
10.500% due 2015	37	41
11.000% due 2015	2	2
7.000% due 2016	7	7
10.500% due 2016	49	56
11.000% due 2020	29	32
10.500% due 2021	48	50
8.000% due 2022	18	19
10.000% due 2022	77	85
9.500% due 2023	194	211
7.500% due 2024	22	24
8.000% due 2025	11	11
10.000% due 2025	59	65
8.000% due 2030	258	274
7.500% due 2031	50	54
8.000% due 2031	2	2
7.500% due 2032	19	20
8.000% due 2032	13	13
6.000% due 2036	254	261
6.000% due 2037	489	504
6.000% due 2038	3,587	3,695
30 Year TBA (Ï) 5.500%	5,215	5,342
6.000%	3,000	3,086
Ginnie Mae II 4.125% due 2023 (Ê)	145	147
4.625% due 2023 (Ê)	29	29
5.125% due 2023 (Ê)	126	128
5.375% due 2023 (Ê)	183	186
4.125% due 2024 (Ê)	113	114
4.625% due 2024 (Ê)	186	187
5.125% due 2024 (Ê)	115	116
4.625% due 2025 (Ê)	10	10
5.125% due 2025 (Ê)	10	11
5.375% due 2025 (Ê)	330	336
5.125% due 2026 (Ê)	95	96
8.500% due 2026	33	35
4.625% due 2027 (Ê)	177	178
5.125% due 2027 (Ê)	6	6
5.375% due 2027 (Ê)	136	138
5.375% due 2028 (Ê)	3	3

	Principal Amount ($) or Shares	Market Value $
5.125% due 2029 (Ê)	233	235
5.375% due 2030 (Ê)	102	103
Global Signal Trust (Þ) Series 2006-1 Class B 5.588% due 02/15/36	875	770
Series 2006-1 Class C 5.707% due 02/15/36	1,670	1,420
Series 2006-1 Class E 6.495% due 02/15/36	1,145	1,007
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.839% due 12/25/33	1,359	927
Series 2005-AR2 Class 4A (Ê) 5.173% due 05/25/35	8,694	6,248
Series 2005-AR6 Class 3A1 5.297% due 11/19/35	3,297	2,688
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.799% due 08/10/45	4,025	2,404
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,776	1,887
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.271% due 08/16/29	183	23
Series 1999-40 Class FE (Ê) 0.879% due 11/16/29	906	901
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.221% due 12/16/29	268	32
Series 2000-29 Class S (Ê) Interest Only STRIP 8.141% due 09/20/30	27	3
Series 2001-46 Class SA (Ê) Interest Only STRIP 7.251% due 09/16/31	27	3
Series 2002-27 Class SA (Ê) Interest Only STRIP 7.671% due 05/16/32	42	5
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.469% due 10/25/46	1,598	1,315
Series 2006-AR6 Class A1A 0.469% due 10/25/46	1,172	957
Series 2006-AR8 Class 1A1A 0.469% due 01/25/47	625	576
Series 2007-AR3 Class A1 0.609% due 06/25/37	5,677	2,342
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 5.514% due 10/25/33	1,226	980
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP (Þ)(Ê) Interest Only STRIP 1.996% due 01/11/35	11,567	196

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-C2 Class A2 4.022% due 01/05/36	962	936
Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	5,505
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,413
Series 2006-GG7 Class A4 5.914% due 07/10/38	3,205	2,224
Series 2007-GG9 Class A4 5.444% due 03/10/39	3,810	2,600
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	590	579
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	3,848
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,135
Series 2007-EOP Class A1 (Ê)(Þ) 0.520% due 03/06/20	2,430	1,801
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	144	155
Series 1998-3 Class A 7.750% due 09/19/27	147	146
Series 1999-3 Class A 8.000% due 08/19/29	354	400
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,391	1,244
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	1,014	935
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	823	691
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	478	406
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 (Ê) 4.524% due 06/25/34	534	424
Series 2004-11 Class 1A1 (Ê) 4.930% due 09/25/34	373	281
Series 2004-12 Class 2A3 5.356% due 12/25/34	414	261
Series 2005-AR6 Class 2A1 (Ê) 4.540% due 09/25/35	4,585	3,768
Series 2005-AR7 Class 6A1 (Ê) 5.243% due 11/25/35	2,969	2,028
Series 2006-1F Class 5A2 6.000% due 02/25/36	692	367
Series 2006-OA1 Class 2A1 (Ê) 0.579% due 08/25/46	2,029	1,001
Series 2007-AR1 Class B1 (Ê) 5.886% due 03/25/37	2,277	321
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) 0.579% due 05/19/35	196	91
Series 2005-4 Class 3A1 (Ê) 5.143% due 07/19/35	2,084	1,265
Series 2005-5 Class 2A1B (Ê) 0.624% due 07/19/45	416	128

	Principal Amount ($) or Shares	Market Value $
Series 2005-10 Class 2A1A (Ê) 0.669% due 11/19/35	2,332	1,067
Series 2005-10 Class 2A1B (Ê) 0.739% due 11/19/35	10,175	2,878
Series 2005-14 Class 3A1A 5.301% due 12/19/35	816	448
Series 2005-15 Class 2A11 (Ê) 0.604% due 10/20/45	1,405	646
Series 2005-16 Class 2A1A (Ê) 0.599% due 01/19/36	502	234
Series 2005-16 Class 3A1A (Ê) 0.609% due 01/19/36	6,829	3,165
Series 2005-16 Class 3A1B (Ê) 0.699% due 01/19/36	985	279
Series 2006-1 Class 2A1A (Ê) 0.599% due 03/19/36	1,783	765
Series 2006-7 Class 2A1A (Ê) 0.534% due 09/19/46	1,869	769
Series 2006-9 Class 2A1A (Ê) 0.544% due 11/19/36	2,542	1,102
Series 2006-10 Class 2A1A (Ê) 0.539% due 11/19/36	2,917	1,168
Series 2006-10 Class 2A1B (Ê) 0.599% due 11/19/36	2,618	570
Series 2006-12 Class 2A2A (Ê) 0.549% due 01/19/38	15,009	6,442
Series 2006-12 Class 2A2B (Ê) 0.609% due 01/19/38	5,335	1,141
Series 2006-14 Class 2A1A (Ê) 0.484% due 03/19/38	7,266	3,195
Series 2006-14 Class 2A1B (Ê) 0.534% due 03/19/38	1,999	451
Series 2007-1 Class 2A1A (Ê) 0.464% due 04/19/38	1,808	731
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2007-1 Class AS 0.559% due 03/20/36	5,231	2,970
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.709% due 03/25/36	1,067	493
Series 2006-4 Class A2A 0.469% due 01/25/37	279	250
Indymac Index Mortgage Loan Trust (Ê) Series 2004-AR1 Class 2A 5.060% due 12/25/34	125	99
Series 2005-AR2 Class 1A21 5.790% due 12/25/35	997	591
Series 2005-AR3 Class 1A1 4.880% due 01/25/36	1,267	892
Series 2006-AR1 Class 1A1A 0.479% due 11/25/46	339	311
Series 2006-AR1 Class 1A4A 0.559% due 11/25/46	8,526	3,464
Series 2006-AR2 Class A2 0.469% due 11/25/36	1,232	1,127

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR3 Class 2A1A 0.559% due 01/25/37	9,076	2,833
Series 2006-AR4 Class A1B 0.689% due 05/25/46	6,735	1,468
Series 2006-AR7 Class 1A1 6.037% due 05/25/36	2,138	1,245
Series 2006-AR9 Class 1A1 5.970% due 06/25/36	9,798	5,354
Series 2007-AR5 Class 1A1 6.201% due 05/25/37	9,968	4,881
Series 2007-AR5 Class 2A1 6.040% due 05/25/37	4,167	1,973
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A 5.350% due 03/25/36	359	328
Series 2007-A2 Class 12A2 (Ê) 0.489% due 06/25/37	5,700	4,380
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	7,245	6,918
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	11,165
Series 2003-C1 Class A2 4.985% due 01/12/37	3,703	3,499
Series 2004-LN2 Class A1 4.475% due 07/15/41	4,297	4,076
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	3,694
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,277
5.179% due 12/15/44 (Ê)	7,280	5,919
Series 2006-CB1 Class A4 5.552% due 05/12/45	3,960	2,815
Series 2006-LDP Class A3 5.336% due 05/15/47	5,735	3,658
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	2,729
Series 2006-LDP Class A4 5.875% due 04/15/45 (Ê)	5,405	3,992
5.399% due 05/15/45	3,705	2,441
Series 2006-LDP Class AJ Interest Only STRIP 5.875% due 04/15/45 (Ê)	1,505	464
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	4,290
Series 2007-CB2 Class A4 5.794% due 02/12/51	6,270	3,955
Series 2007-CB2 Class AJ Interest Only STRIP 6.098% due 02/12/51 (Ê)	1,300	346
Series 2007-LD1 Class A4 5.882% due 02/15/51 (Ê)	3,365	2,162
Series 2007-LDP Class A3 5.420% due 01/15/49	5,350	3,219
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.022% due 02/25/35	968	791

	Principal Amount ($) or Shares	Market Value $
Series 2005-A4 Class 1A1 5.397% due 07/25/35	2,204	1,737
Series 2005-A4 Class 2A1 (Ê) 5.062% due 07/25/35	5,811	4,680
Series 2005-A6 Class 1A2 5.140% due 09/25/35	2,650	1,745
Series 2005-A8 Class 1A1 (Ê) 5.399% due 11/25/35	6,610	5,393
Series 2006-A6 Class 1A2 (Ê) 6.040% due 10/25/36	556	399
Series 2007-A1 Class 1A1 (Ê) 4.196% due 07/25/35	810	622
Series 2007-A1 Class 2A2 (Ê) 4.740% due 07/25/35	1,439	1,210
Series 2007-A1 Class 4A2 (Ê) 4.066% due 07/25/35	743	572
Series 2007-A1 Class 5A2 (Ê) 4.767% due 07/25/35	724	583
Series 2007-A1 Class B1 4.813% due 07/25/35	157	58
Series 2007-S3 Class 1A35 6.000% due 07/25/37	3,923	2,082
LB-UBS Commercial Mortgage Trust Series 2000-C5 Class A2 6.510% due 12/15/26	335	334
Series 2001-C2 Class A2 6.653% due 11/15/27	14,645	14,616
Series 2002-C1 Class A4 1.000% due 03/15/31	65	64
Series 2002-C2 Class F 5.794% due 07/15/35	939	573
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	799
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	935
Series 2003-C8 Class A2 4.207% due 11/15/27	200	197
Series 2006-C1 Class A4 5.156% due 02/15/31	4,500	3,330
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	2,323
Series 2006-C4 Class A4 (Ê) 5.882% due 06/15/38	2,975	2,297
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	2,126
Series 2007-C1 Class A4 5.424% due 02/15/40	500	336
Series 2007-C6 Class A4 (Ê) 5.858% due 07/15/40	3,990	2,493
Series 2007-C7 Class A3 5.866% due 09/15/45	5,490	3,608
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Å)(Ø) Series 2006-LLF Class A1 0.535% due 09/15/21	143	110
Series 2006-LLF Class A2 0.453% due 09/15/21	2,254	1,424

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman Mortgage Trust (Ø) Series 2005-2 Class 2A3 5.500% due 12/25/35	1,023	865
Series 2005-3 Class 1A3 5.500% due 01/25/36	5,149	3,587
Series 2006-8 Class 2A1 (Ê) 0.809% due 12/25/36	9,722	4,014
Series 2007-8 Class 3A1 7.250% due 09/25/37	15,789	9,824
Lehman XS Trust (Ê)(Ø) Series 2007-4N Class 3A2A 3.006% due 03/25/47	7,846	3,202
Series 2007-7N Class 1A2 0.629% due 06/25/47	11,109	2,761
Series 2007-16N Class 2A2 1.239% due 09/25/47	14,184	5,499
Luminent Mortgage Trust (Ê) Series 2006-1 Class A1 0.629% due 04/25/36	1,861	759
Series 2006-1 Class A2 0.709% due 04/25/36	8,838	2,130
Series 2006-3 Class 12A2 0.649% due 05/25/36	6,499	1,428
Series 2006-5 Class A1A 0.579% due 07/25/36	3,190	1,391
Series 2006-6 Class A1 0.589% due 10/25/46	1,497	611
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 (Ê) 5.890% due 10/25/34	11	3
Series 2004-13 Class 3A4 (Ê) 3.788% due 11/21/34	792	770
Series 2005-1 Class B1 (Ê) 5.442% due 03/25/35	1,155	116
Series 2005-6 Class 7A1 (Ê) 5.336% due 06/25/35	597	370
Series 2005-7 Class 2A2 5.362% due 09/25/35	2,142	760
Series 2006-1 Class I2A3 (Ê) 2.996% due 01/25/47	4,223	1,112
Series 2006-2 Class 3A1 (Ê) 4.845% due 01/25/36	658	511
Series 2006-2 Class 4A1 (Ê) 4.982% due 02/25/36	5,474	4,141
Series 2006-OA2 Class 4A1B (Ê) 3.456% due 12/25/46	14,240	4,746
Series 2007-3 Class 22A1 (Ê) 0.499% due 05/25/47	1,146	1,102
Mastr Alternative Loans Trust Series 2003-2 Class 6A1 6.000% due 03/25/33	627	564
Series 2003-4 Class B1 (Ê) 5.689% due 06/25/33	1,687	1,369
Series 2003-6 Class 3A1 8.000% due 09/25/33	101	100
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,220	1,764

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class 7A1 6.000% due 04/25/35	2,300	1,565
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.789% due 09/25/33	2,707	2,428
Series 2003-11 Class 6A8 (Ê) 0.889% due 12/25/33	3,697	3,310
Series 2004-4 Class 2A2 (Ê) 0.839% due 04/25/34	768	740
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,159	917
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	904	944
Series 2005-2 Class 1A4 8.000% due 05/25/35	1,565	1,680
Mastr Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	578	330
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.941% due 06/15/30	905	746
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.525% due 06/15/22	2,386	1,824
Merrill Lynch Mortgage Investors, Inc. Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	550	130
Series 2004-MKB Class A2 4.353% due 02/12/42	1,876	1,830
Series 2005-A8 Class A1B1 5.250% due 08/25/36	933	883
Series 2005-A10 Class A (Ê) 0.599% due 02/25/36	671	356
Series 2005-CIP Class AM 5.107% due 07/12/38	2,050	1,228
Series 2006-C1 Class ASB (Ê) 5.657% due 05/12/39	215	173
Series 2008-C1 Class A4 5.690% due 02/12/51	785	523
Series 2008-C1 Class AJ (Ê) 6.266% due 02/12/51	3,245	860
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	561
Series 2007-8 Class A3 (Ê) 5.957% due 08/12/49	1,100	759
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.998% due 04/25/29	231	148
Series 2005-2 Class 3A 1.389% due 10/25/35	263	195
Series 2005-3 Class 5A 0.639% due 11/25/35	1,219	841
Morgan Stanley Capital I Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	630	610

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1999-LIF Class A2 7.110% due 04/15/33	567	567
Series 2005-HQ7 Class A4 5.208% due 11/14/42	4,000	3,294
Series 2005-IQ1 Class AAB (Ê) 5.178% due 09/15/42	4,115	3,531
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	1,416
Series 2006-HQ8 Class A4 5.386% due 03/12/44	4,790	3,586
Series 2006-HQ9 Class A4 (Ê) 5.731% due 07/12/44	4,089	2,919
Series 2007-HQ1 Class D (Þ)(Ê) 6.306% due 12/15/44	2,092	286
Series 2007-IQ1 Class A2 5.610% due 04/15/49	5,000	3,809
Series 2007-IQ1 Class A4 5.809% due 12/12/49	8,460	5,504
Series 2007-T27 Class A4 (Ê) 5.650% due 06/13/42	1,096	807
Morgan Stanley Dean Witter Capital I (Þ)(Ê) Series 2001-TOP Class E 7.365% due 02/15/33	280	168
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,811	1,663
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.669% due 04/25/36	3,712	940
New Century Alternative Mortgage Loan Trust (Ê) Series 2006-ALT Class AV1 0.449% due 07/25/36	498	483
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,765	1,747
Series 2006-AF2 Class 1A1 (Ê) 0.489% due 08/25/36	1,598	1,363
Series 2006-AP1 Class A2 5.515% due 01/25/36	7,075	4,480
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	28	28
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	331	299
Series 2004-CL1 Class 1A2 (Ê) 0.789% due 02/25/34	153	133
Series 2004-CL1 Class 2A2 (Ê) 0.789% due 02/25/19	36	34
RESI Finance, LP (Ê)(Þ) Series 2007-B Class B5 1.433% due 04/15/39	2,782	195
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	1,193	1,051

	Principal Amount ($) or Shares	Market Value $
Series 2004-QS5 Class A6 (Ê) 0.989% due 04/25/34	405	329
Series 2004-QS8 Class A4 (Ê) 0.789% due 06/25/34	2,385	1,969
Series 2005-QA1 Class A41 (Ê) 5.669% due 09/25/35	1,418	825
Series 2005-QA8 Class NB3 (Ê) 5.485% due 07/25/35	1,956	1,312
Series 2005-QO4 Class 2A1 (Ê) 0.669% due 12/25/45	2,358	1,099
Series 2005-QO5 Class A1 (Ê) 3.256% due 01/25/46	5,385	2,390
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,343	2,956
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	12,957	9,340
Series 2006-QO1 Class 1A1 (Ê) 0.649% due 02/25/46	524	177
Series 2006-QO1 Class 2A1 (Ê) 0.659% due 02/25/46	627	251
Series 2006-QO1 Class A1 (Ê) 0.549% due 01/25/37	775	341
Series 2006-QO1 Class A2 (Ê) 0.589% due 01/25/37	5,169	1,368
Series 2006-QO4 Class 2A2 (Ê) 0.713% due 04/25/46	1,192	261
Series 2006-QO5 Class 2A2 (Ê) 0.704% due 05/25/46	12,107	2,287
Series 2006-QS4 Class A11 6.000% due 04/25/36	1,094	471
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	3,801	2,275
Series 2007-QH9 Class A1 (Ê) 5.487% due 11/25/37	15,369	7,033
Series 2007-QO4 Class A1 (Ê) 0.589% due 05/25/47	9,396	3,793
Series 2007-QS6 Class A1 (Ê) 0.801% due 04/25/37	17,518	7,244
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	50	50
Series 2004-SL4 Class A3 6.500% due 07/25/32	349	311
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.839% due 02/25/34	2,791	2,275
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,817	1,059
Series 2007-A9 Class A6 6.250% due 08/25/13	11,767	10,179
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.839% due 11/25/18	1,105	1,095
Series 2003-S14 Class A5 (Ê) 0.789% due 07/25/18	2,284	1,601
Series 2003-S20 Class 1A7 (Ê) 0.971% due 12/25/33	296	282

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-SA4 Class 1A21 (Ê) 5.210% due 09/25/35	2,215	1,460
Series 2005-SA4 Class 2A1 (Ê) 5.204% due 09/25/35	3,820	3,029
Series 2005-SA4 Class 2A2 5.180% due 09/25/35	4,341	3,228
Series 2006-SA3 Class 3A1 (Ê) 6.043% due 09/25/36	1,640	1,121
Series 2006-SA4 Class 2A1 (Ê) 6.125% due 11/25/36	1,098	610
Series 2007-S5 Class A9 6.000% due 05/25/37	875	354
Series 2007-S9 Class 1A1 6.000% due 10/25/37	4,546	3,231
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	3,555	2,403
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 3.885% due 05/20/34	2,153	1,313
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 4.380% due 05/25/34	2,488	1,759
Series 2004-12 Class 3A2 5.250% due 09/25/34	1,077	810
Series 2004-16 Class 3A1 5.450% due 11/25/34	4,795	3,400
Series 2004-18 Class 5A 5.500% due 12/25/34	540	437
Series 2004-20 Class 3A1 (Ê) 5.344% due 01/25/35	2,357	1,369
Series 2005-17 Class 3A1 (Ê) 5.530% due 08/25/35	53	30
Series 2005-19X Class 1A1 (Ê) 0.709% due 10/25/35	678	321
Series 2005-21 Class 7A1 (Ê) 6.007% due 11/25/35	17,981	9,806
Series 2005-22 Class 4A2 5.371% due 12/25/35	166	67
Series 2006-1 Class 2A3 (Ê) 5.635% due 02/25/36	1,660	416
Series 2006-5 Class 2A1 (Ê) 5.937% due 06/25/36	5,931	3,158
Series 2006-5 Class 5A4 (Ê) 5.521% due 06/25/36	376	128
Series 2006-12 Class 2A1 (Ê) 5.929% due 01/25/37	5,518	2,957
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.584% due 07/19/35	368	248
Series 2005-AR6 Class 2A1 0.699% due 09/25/45	1,111	503
Series 2005-AR8 Class A2 3.736% due 02/25/36	3,233	1,861
Series 2006-AR1 Class 2A1 0.619% due 02/25/36	909	397

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 3A1 0.619% due 02/25/36	691	295
Series 2006-AR2 Class A2 0.699% due 02/25/36	338	87
Series 2006-AR3 Class 3A1 0.579% due 02/25/36	744	325
Series 2006-AR5 Class 1A2 0.649% due 05/25/36	635	168
Series 2006-AR6 Class 1A2 0.619% due 07/25/36	7,546	1,617
Series 2006-AR6 Class 1A3 0.579% due 07/25/46	1,610	566
Series 2006-AR7 Class A12 0.639% due 08/25/36	5,375	1,150
Series 2006-AR8 Class A1A 0.589% due 10/25/36	8,215	3,530
Series 2007-AR1 Class 1A2 0.589% due 01/25/37	5,756	1,323
Series 2007-AR4 Class A4A 0.569% due 09/25/47	7,122	3,583
Series 2007-AR6 Class A1 3.756% due 08/25/47	14,232	6,060
Structured Asset Securities Corp. Series 2002-22H Class 1A (Ê) 6.938% due 11/25/32	94	88
Series 2003-26A Class 3A5 4.965% due 09/25/33	2,908	2,110
Series 2004-12H Class 1A 6.000% due 05/25/34	390	274
Series 2004-21X Class 1A3 4.440% due 12/25/34	2,272	2,202
Series 2005-6 Class B2 (Ê) 5.336% due 05/25/35	370	105
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 1.069% due 04/25/43	1,021	891
Series 2006-5 Class A1 0.509% due 09/25/46	5,669	4,718
Series 2006-6 Class A1 0.499% due 11/25/46	1,562	1,301
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	4,576	4,414
Series 2005-C20 Class A4 (Ê) 5.243% due 07/15/42	5,000	4,715
Series 2005-C21 Class A4 (Ê) 5.209% due 10/15/44	5,500	4,559
Series 2006-C28 Class A2 5.500% due 10/15/48	2,140	1,808
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	379
Series 2006-WL7 Class A1 (Ê)(Þ) 0.545% due 09/15/21	12,167	8,557
Series 2007-C31 Class A2 5.421% due 04/15/47	5,000	3,663
Series 2007-C31 Class A4 5.509% due 04/15/47	600	309

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-WHL Class A1 (Ê)(Þ) 0.413% due 06/15/20	3,222	2,299
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,200	834
Series 2005-9 Class 3CB 5.500% due 10/25/20	678	529
Series 2006-5 Class 3A2 6.000% due 07/25/36	500	288
Series 2006-AR2 Class A1A (Ê) 3.196% due 04/25/46	1,762	844
Series 2006-AR8 Class 2A (Ê) 3.106% due 10/25/46	2,963	1,031
Series 2006-AR9 Class 2A (Ê) 3.096% due 11/25/46	3,272	1,101
Series 2007-OA1 Class 2A (Ê) 2.976% due 12/25/46	22,898	8,140
Series 2007-OA1 Class CA1B (Ê) 0.589% due 12/25/46	6,786	1,587
Series 2007-OA1 Class CA1C (Ê) 0.589% due 12/25/46	3,391	622
Washignton Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 3.656% due 08/25/42	215	142
Series 2003-S9 Class A2 (Ê) 0.939% due 10/25/33	3,056	2,864
Series 2004-AR1 Class A 4.229% due 03/25/34	237	188
Series 2004-AR3 Class A2 4.243% due 06/25/34	3,178	2,417
Series 2004-CB3 Class 1A 6.000% due 10/25/34	353	322
Series 2005-AR1 Class 1A1 (Ê) 4.834% due 10/25/35	2,224	1,818
Series 2005-AR1 Class A1A (Ê) 0.709% due 08/25/45	1,162	631
Series 2005-AR1 Class A1A1 (Ê) 0.679% due 10/25/45	3,569	1,957
0.649% due 11/25/45	13,174	6,487
0.659% due 12/25/45	418	198
Series 2005-AR1 Class A1A2 (Ê) 0.669% due 11/25/45	1,020	362
0.679% due 12/25/45	1,647	764
Series 2005-AR1 Class A1B1 (Ê) 0.679% due 08/25/45	8	8
0.649% due 10/25/45	59	57
0.639% due 11/25/45	292	258
0.639% due 12/25/45	246	204
Series 2005-AR6 Class B3 (Ê) 1.049% due 04/25/45	1,749	140
Series 2005-AR8 Class 2A1A (Ê) 0.679% due 07/25/45	999	465
Series 2005-AR8 Class 2AB3 (Ê) 0.749% due 07/25/45	649	181
Series 2006-AR1 Class 1A1 (Ê) 5.917% due 09/25/36	1,731	1,056

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 1A4 (Ê) 5.627% due 11/25/36	7,512	4,272
Series 2006-AR1 Class 2A (Ê) 4.655% due 09/25/46	553	257
Series 2006-AR1 Class 3A1A (Ê) 3.176% due 09/25/46	1,436	502
Series 2006-AR2 Class 1A1 5.297% due 03/25/37	10,905	7,584
Series 2006-AR7 Class 2A (Ê) 3.236% due 07/25/46	9,736	3,361
Series 2006-AR8 Class 1A5 5.850% due 08/25/46	285	84
Series 2006-AR8 Class 2A3 (Ê) 6.127% due 08/25/46	187	61
Series 2007-HY2 Class 3A1 5.899% due 09/25/36	6,511	3,452
Series 2007-HY3 Class 4A1 5.339% due 03/25/37	8,801	5,415
Series 2007-HY3 Class 4B1 5.339% due 03/25/37	1,767	611
Series 2007-HY4 Class 1A1 (Ê) 5.503% due 04/25/37	2,219	1,260
Series 2007-OA2 Class 1A (Ê) 2.956% due 03/25/47	2,318	801
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,643	1,534
Series 2007-PA6 Class A1 6.600% due 12/26/37	13,270	8,105
Wells Fargo Mortgage Backed Securities Trust Series 2004-AA Class A1 (Ê) 4.990% due 12/25/34	2,043	1,679
Series 2004-CC Class A1 (Ê) 4.951% due 01/25/35	3,330	2,749
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	481	378
Series 2004-EE Class 2A1 (Ê) 4.161% due 12/25/34	164	127
Series 2004-I Class 1A1 (Ê) 5.275% due 07/25/34	1,492	1,213
Series 2004-T Class A1 (Ê) 4.860% due 09/25/34	361	283
Series 2005-12 Class 1A7 5.500% due 11/25/35	2,166	1,567
Series 2005-14 Class 2A1 5.500% due 12/25/35	3,653	2,753
Series 2005-17 Class 1A1 5.500% due 01/25/36	2,035	1,574
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,483	925
Series 2005-18 Class 1A1 5.500% due 01/25/36	8,249	5,967
Series 2005-AR2 Class 2A2 (Ê) 4.552% due 03/25/35	130	108
Series 2005-AR6 Class A1 (Ê) 5.034% due 04/25/35	9,569	7,670

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class 2A3 5.500% due 03/25/36	3,705	3,283
Series 2006-2 Class 3A1 5.750% due 03/25/36	10,569	7,329
Series 2006-4 Class 1A8 5.750% due 04/25/36	870	812
Series 2006-4 Class 2A3 5.750% due 04/25/36	773	426
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,559	1,870
Series 2006-9 Class 1A14 6.000% due 08/25/36	831	632
Series 2006-AR1 Class 1A2 (Ê) 6.033% due 09/25/36	822	268
Series 2006-AR1 Class 2A2 (Ê) 5.712% due 11/25/36	775	250
Series 2006-AR1 Class 2A4 (Ê) 6.084% due 10/25/36	1,269	439
Series 2006-AR1 Class 5A1 (Ê) 5.595% due 07/25/36	1,863	1,112
Series 2006-AR1 Class A1 (Ê) 5.629% due 12/25/36	4,725	3,399
Series 2006-AR1 Class A7 5.510% due 08/25/36	3,488	1,260
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,953	2,015
Series 2006-AR4 Class 1A1 (Ê) 5.861% due 04/25/36	2,606	1,665
Series 2006-AR4 Class 2A1 (Ê) 5.775% due 04/25/36	4,378	3,014
Series 2006-AR5 Class 2A1 (Ê) 5.547% due 04/25/36	520	312
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	11,592	9,010
Series 2007-8 Class 1A16
6.000% due 07/25/37	937	610
Series 2007-10 Class 2A5
6.250% due 07/25/37	2,351	2,142
Series 2007-14 Class 1A1
6.000% due 10/25/37	5,880	4,355
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 0.519% due 08/25/36	2,027	1,939

		4,119,718

Municipal Bonds - 0.9%
Badger TOB Asset Securitization Corp. Revenue Bonds 6.375% due 06/01/32	1,500	1,204
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	520
6.899% due 12/01/40	5,200	5,360
City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24	17,715	18,082
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	195

	Principal Amount ($) or Shares		Market Value $
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26		15,000	15,209
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 4.485% due 10/25/38		5,332	4,330
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34		980	709
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		1,165	753
State of California General Obligation Unlimited 5.000% due 02/01/33		345	311
State of Texas General Obligation Unlimited 4.750% due 04/01/35		700	646
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		450	333
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		6,540	3,906
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,680
University of Arkansas Revenue Bonds (µ) 5.000% due 11/01/31		500	493
West Virginia Economic Development Authority Revenue Bonds (µ) 5.370% due 07/01/20		265	254

			53,985

Non-US Bonds - 1.0%
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	500	467
BP Capital Markets PLC 5.250% due 11/07/13	EUR	3,075	3,267
Brazilian Government International Bond 12.500% due 01/05/22	BRL	2,500	944
4.374% due 01/10/28	BRL	15,910	5,352
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	377,724	3,156
Series 3 3.750% due 06/15/44	ISK	703,187	5,878
Colombia Government International Bond 9.850% due 06/28/27	COP	2,710,000	1,024
Export-Import Bank of Korea (Ñ) 8.125% due 01/21/14	KRL	3,510	3,540

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Federative Republic of Brazil 10.250% due 01/10/28	BRL	2,600	1,062
Hellas Telecommunications Luxembourg V (Ê) Series REGS 6.112% due 10/15/12	EUR	1,875	1,404
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	1,250	88
Keycorp (Ê) 4.276% due 11/22/10	EUR	10,260	9,853
Korea Development Bank (Ñ) 8.000% due 01/23/14	KRL	2,745	2,727
Morgan Stanley (Ê) 4.209% due 03/01/13	EUR	2,100	2,088
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	CAD	1,955	88
Ras Laffan Liquefied Natural Gas Co., Ltd. (Å) 8.294% due 03/15/14	QAR	700	648
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.832% due 09/30/16	QAR	7,310	6,086
Republic of Colombia 9.850% due 06/28/27	COP	615,000	281
Rhodia SA (Ê) Series REGS 5.362% due 10/15/13	EUR	1,500	912
United Kingdom Gilt 5.000% due 09/07/14	GBP	3,168	5,095
5.000% due 03/07/25	GBP	1,140	1,759
United Kingdom Treasury Gilt Bonds 5.000% due 03/07/18	GBP	2,224	3,542

			59,261

United States Government Agencies - 0.3%
Fannie Mae (Ñ) 5.250% due 08/01/12		2,650	2,738
Federal Home Loan Mortgage Corp. (Ñ) 5.750% due 06/27/16		1,145	1,157
5.000% due 12/14/18		6,200	5,840
Federal National Mortgage Association Zero coupon due 10/09/19		2,655	1,354
Freddie Mac 5.000% due 02/16/17 (Ñ)		1,300	1,405
5.000% due 04/18/17		7,000	7,612
4.875% due 06/13/18 (Ñ)		700	761

			20,867

United States Government Treasuries - 2.6%
United States Treasury (Ñ) Principal Only STRIP Zero coupon due 11/15/21		21,892	12,970
Zero coupon due 08/15/27		4,100	1,944
Zero coupon due 11/15/28		3,300	1,482

	Principal Amount ($) or Shares	Market Value $
United States Treasury Inflation Indexed Bonds (Ñ) 2.000% due 01/15/16 (Æ)	13,318	13,234
2.500% due 07/15/16 (Æ)	4,213	4,326
2.625% due 07/15/17 (Æ)	821	858
2.375% due 01/15/25 (Æ)	27,816	27,190
2.000% due 01/15/26	17,039	15,777
2.375% due 01/15/27	4,219	4,136
1.750% due 01/15/28 (Æ)	43,429	38,652
3.625% due 04/15/28	3,025	3,488
United States Treasury Notes 1.125% due 01/15/12	870	864
3.750% due 11/15/18 (Ñ)	19,665	21,177
5.500% due 08/15/28 (Ñ)	9,000	10,952

		157,050

Total Long-Term Investments (cost $8,158,488)		6,958,824

Common Stocks - 0.0%
Financial Services - 0.0%
PIMCO Developing Local Markets Fund (Æ)	14,710	70
UBS AG	4,690,000	847

Total Common Stocks (cost $1,950)		917

Preferred Stocks - 0.1%
Financial Services - 0.1%
Deutsche Bank Contingent Capital Trust II	47,300	627
DG Funding Trust (Å)	479	4,802
Federal Home Loan Mortgage Corp.	479,000	479
Federal National Mortgage Association	267,075	281
Preferred Blocker, Inc. (Æ)(Ñ)(Þ)	1,129	282

		6,471

Producer Durables - 0.0%
Nexen, Inc.	9,850	187

Total Preferred Stocks (cost $24,430)		6,658

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ) 2009 Warrants	1,300	—

Total Warrants & Rights (cost $0)		—

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Market Value $

Options Purchased - 0.3%
(Number of Contracts)
Mortgage-Backed Securities
Fannie Mae TBA Feb 2009 80.00 Put (1)	USD	200,000	—
Feb 2009 89.00 Put (1)	USD	10,000	—
Swaptions
(Fund Pays/Fund Receives)
USD 3.000%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		211,200	5,560
USD 3.150%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		89,400	2,617
USD 3.500%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		129,100	4,665
USD 3.600%/USD Three Month LIBOR Jul 2009 0.00 Call (1)		18,400	602
USD 3.450%/USD Three Month LIBOR Aug 2009 0.00 Call (5)		103,700	3,006
USD 3.850%/USD Three Month LIBOR Aug 2009 0.00 Call (1)		23,000	837

Total Options Purchased (cost $3,804)			17,287

	Principal Amount ($) or Shares
Short-Term Investments - 10.7%
AES Corp. (The) 9.500% due 06/01/09		875	879
American Express Centurion Bank (Ê) Series BKNT 0.467% due 06/12/09		6,500	6,339
American Express Credit Corp. (Ê) 0.508% due 03/02/09		2,400	2,400
0.508% due 11/09/09 (Ñ)		1,100	1,046
American International Group, Inc. (Ê)(Þ) 0.379% due 06/16/09		1,000	921
ANZ National Int’l, Ltd. (Ê)(Þ) 1.281% due 08/07/09		4,100	4,097
Bank of America Corp. (Ê) 2.826% due 11/06/09		200	197
Bank of America NA (Ê) Series BKNT 2.181% due 02/27/09		400	400
Series BKNT 2.099% due 06/12/09		7,500	7,489
Bank of Scotland PLC (Ê)(Ñ)(Þ) Series MTN 1.183% due 07/17/09		3,500	3,476
Bear Stearns Cos. LLC (The) 1.353% due 07/16/09 (Ê)		3,700	3,682
2.263% due 08/21/09 (Ê)		5,400	5,366
Series MTNB 1.558% due 03/30/09		900	898

	Principal Amount ($) or Shares	Market Value $
Bowater, Inc. 9.000% due 08/01/09	3,300	957
BP AMI Leasing, Inc. (Ê)(Þ) 1.476% due 06/26/09	5,700	5,703
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	1,331	1,323
Caterpillar Financial Services Corp. (Ê) 2.296% due 05/18/09	1,600	1,590
CIT Group, Inc. (Ê) 2.303% due 06/08/09	100	97
2.269% due 08/17/09	7,000	6,647
Citigroup Funding, Inc. (Ê) 0.356% due 04/23/09	3,600	3,578
1.466% due 06/26/09	2,200	2,179
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	1,400	1,445
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNA 1.971% due 03/17/09	300	300
Citigroup, Inc. (Ê) 1.496% due 12/28/09	2,300	2,241
Comcast Corp. (Ê) 1.460% due 07/14/09	1,500	1,480
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	3,150	3,040
Countrywide Home Loans, Inc. 4.125% due 09/15/09	1,915	1,903
COX Communications, Inc. 4.625% due 01/15/10	2,245	2,227
Credit Agricole SA (Ê)(Þ) 2.181% due 05/28/09	2,400	2,394
CSC Holdings, Inc. Series B 8.125% due 07/15/09	4,095	4,115
8.125% due 08/15/09	4,745	4,769
Daimler Finance NA LLC (Ê) 2.346% due 03/13/09	1,900	1,900
2.426% due 03/13/09	3,400	3,330
1.634% due 08/03/09	1,200	1,158
Deutsche Telekom International Finance BV (Ê) 1.678% due 03/23/09	6,400	6,367
DnB NOR Bank ASA (Ê)(Þ) 1.330% due 10/13/09	9,500	9,474
Export-Import Bank of Korea (Ê) 2.901% due 06/01/09	2,800	2,793
Federal National Mortgage Association Discount Notes (ç)(ž) 0.150% due 02/23/09	676	676
Zero coupon due 03/06/09	4,070	4,068
0.360% due 05/05/09	152	152
FedEx Corp. 5.500% due 08/15/09	665	668

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Motor Credit Co. LLC 7.375% due 10/28/09	1,800	1,613
5.700% due 01/15/10 (Ñ)	200	169
General Electric Capital Corp. 1.213% due 01/20/10 (Ê)	5,500	5,397
Series MTN (Ê) 1.189% due 10/26/09	500	493
General Mills, Inc. (Ê) 1.253% due 01/22/10	1,100	1,079
General Motors Acceptance Corp. of Canada, Ltd. (Ê) 3.805% due 05/22/09	12,145	9,723
4.241% due 06/30/09	1,700	1,959
Ginnie Mae I 11.000% due 01/15/10	1	1
GMAC LLC (Ê) 2.488% due 05/15/09	2,530	2,366
Goldman Sachs Group, Inc. (The) (Ê) 1.518% due 03/30/09	3,200	3,187
1.588% due 06/23/09	4,900	4,847
1.318% due 11/16/09	800	778
Series MTNB (Ñ) 1.455% due 07/23/09	4,200	4,147
Goodyear Tire & Rubber Co. (The) (Ê) 6.318% due 12/01/09	7,305	7,049
HSBC Bank USA NA NY (Ê) Series BKNT 2.329% due 06/10/09	500	497
HSBC Finance Corp. (Ê) 1.193% due 10/21/09	1,800	1,720
Invesco, Ltd. 4.500% due 12/15/09	3,987	3,770
Series 1 (Ê) 0.439% due 06/26/09	700	697
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1 Class AV1 (Ê) 0.449% due 04/25/09	351	274
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	1,550	1,271
Kroger Co. (The) 7.250% due 06/01/09	445	449
Lehman Brothers Holdings, Inc. (Ø) 2.878% due 04/03/09	6,300	835
2.911% due 08/21/09	1,100	146
Series MTN 2.907% due 11/16/09	5,900	782
Series MTNG 3.053% due 11/10/09	300	40
Mandalay Resort Group 6.500% due 07/31/09	935	902
Merrill Lynch & Co., Inc. (Ê) 2.290% due 12/04/09	1,000	973
Series MTN 1.291% due 05/08/09	2,700	2,676
1.328% due 08/14/09	1,100	1,081
Merrill Lynch Mortgage Trust 2.986% due 07/09/09	4,800	2,640

	Principal Amount ($) or Shares	Market Value $
MGM Mirage 6.000% due 10/01/09	3,150	3,016
Morgan Stanley (Ê) 1.291% due 05/07/09	5,300	5,199
Series GMTN 2.498% due 02/09/09	4,500	4,500
Series MTN (Ñ) 1.184% due 01/15/10	2,600	2,460
National Australia Bank, Ltd. (Ê)(Þ) 2.204% due 09/11/09	400	400
National City Bank Series BKN1 (Ê) 2.316% due 09/09/09	980	955
Series BKNT 4.150% due 08/01/09	1,810	1,795
National City Corp. 5.750% due 02/01/09	510	510
3.125% due 04/30/09 (Ñ)	285	281
Nordea Bank Finland PLC NY (Ê) Series YCD 0.435% due 04/09/09	900	900
Nova Chemicals Corp. 7.400% due 04/01/09	1,785	1,107
Reckson Operating Partnership, LP 7.750% due 03/15/09	250	248
Residential Capital LLC (Ê)(Ñ) 5.253% due 05/22/09	2,600	2,132
Russell Investment Company Money Market Fund	373,114,000	373,114
Santander US Debt SA Unipersonal (Ê)(Þ) 2.261% due 11/20/09	2,800	2,768
Siemens Financieringsmaatschappij NV (Ê)(Þ) 2.183% due 08/14/09	2,000	2,001
SLM Corp. (Ê) Series MTNA 3.675% due 07/27/09	2,600	2,502
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	112	113
Southern California Edison Co. 3.293% due 02/02/09 (Ê)	600	600
7.625% due 01/15/10	510	529
Structured Asset Securities Corp. Series 2007-BC3 Class 2A2 (Ê) 0.529% due 08/25/09	9,928	5,760
Telecom Italia Capital SA (Ñ) 4.000% due 01/15/10	1,186	1,152
Telefonica Emisiones SAU (Ê) 1.825% due 06/19/09	1,500	1,486
Time Warner, Inc. (Ê) 1.461% due 11/13/09	4,855	4,743
United States Treasury Bills (ž) 0.015% due 05/15/09	9,190	9,143
0.025% due 05/15/09	9,330	9,283
0.041% due 05/15/09	540	537

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Bills (ž)(§) 0.030% due 02/12/09 (Ñ)	360	360
0.035% due 02/12/09 (Ñ)	210	210
0.091% due 02/12/09 (Ñ)	1,070	1,070
0.010% due 02/19/09 (Ñ)	430	430
0.025% due 02/19/09 (Ñ)	560	560
0.030% due 02/19/09 (Ñ)	2,120	2,120
0.050% due 02/19/09 (Ñ)	500	500
0.061% due 02/19/09 (Ñ)	2,430	2,430
0.152% due 02/19/09 (Ñ)	1,040	1,040
0.081% due 02/26/09 (Ñ)	280	280
0.096% due 02/26/09 (Ñ)	6,250	6,250
0.102% due 02/26/09 (Ñ)	560	560
0.107% due 02/26/09 (Ñ)	500	500
0.121% due 02/26/09 (Ñ)	460	460
0.060% due 03/05/09	360	360
0.010% due 03/12/09 (Ñ)	1,450	1,450
0.012% due 03/12/09 (Ñ)	30	30
0.015% due 03/12/09 (Ñ)	990	990
0.010% due 03/19/09 (Ñ)	140	140
0.035% due 03/19/09 (Ñ)	970	970
0.020% due 03/26/09	1,590	1,590
0.040% due 03/26/09	750	750
0.041% due 03/26/09	2,270	2,270
0.131% due 04/16/09	300	300
0.010% due 04/23/09	3,030	3,030
0.203% due 04/29/09	850	849
0.233% due 06/04/09	2,600	2,597
0.234% due 06/04/09	460	459
Unum Group 5.859% due 05/15/09	980	944
Verizon Communications, Inc. (Ê)(Ñ) 1.475% due 04/03/09	4,800	4,800
Wachovia Bank NA (Ê) Series BKNT 1.538% due 03/23/09	2,200	2,192
Wachovia Corp. (Ê) 2.253% due 12/01/09	400	395
Wells Fargo & Co. (Ê) 2.096% due 09/15/09	400	397
Williams Cos., Inc. Credit Linked Certificate Trust (The) (Å) Series 144a 6.750% due 04/15/09	1,750	1,741
Xstrata Finance Dubai, Ltd. (Ê)(Þ) 1.581% due 11/13/09	1,175	1,043

Total Short-Term Investments (cost $676,406)		656,626

	Principal Amount ($) or Shares	Market Value $
Repurchase Agreement - 0.1%
Agreement with JPMorgan Chase Securities and JPMorgan Chase Bank (Tri-Party) of $4,700 dated January 30, 2009 at 0.270% to be repurchased at $4,700 on February 2, 2009, collateralized by: $4,700 par United States Treasury Notes, valued at $4,700.	4,700	4,700

Total Repurchase Agreements (cost $4,700)		4,700

Other Securities - 5.0%
Russell Investment Company Russell Money Market Fund (×)	169,526,133	169,526
State Street Securities Lending Quality Trust (×)	139,044,084	132,719

Total Other Securities (cost $308,570)		302,245

Total Investments - 130.9% (identified cost $9,178,348)		7,947,257

Other Assets and Liabilities, Net - (30.9%)		(1,877,979)

Net Assets - 100.0%		6,069,278

See accompanying notes which are an integral part of the financial statements.

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	12	EUR	2,945	03/09	131
Euribor Futures (Germany)	67	EUR	16,460	06/09	659
Euribor Futures (Germany)	55	EUR	13,505	09/09	478
Euribor Futures (Germany)	45	EUR	11,032	12/09	376
Euro-Bobl Futures (Germany)	1,154	EUR	133,396	03/09	85
Eurodollar Futures (CME)	1,967	USD	485,628	03/09	8,140
Eurodollar Futures (CME)	1,647	USD	406,541	06/09	7,274
Eurodollar Futures (CME)	607	USD	149,679	09/09	2,879
Eurodollar Futures (CME)	409	USD	100,665	12/09	2,079
Eurodollar Futures (CME)	279	USD	68,554	03/10	1,502
Euro-Schatz Bond Futures (Germany)	1,140	EUR	122,892	03/09	697
Long Gilt Bond (UK)	148	GBP	17,378	03/09	(355)
Three Month Short Sterling Interest Rate Futures (UK)	40	GBP	4,919	03/09	310
Three Month Short Sterling Interest Rate Futures (UK)	212	GBP	26,109	06/09	1,425
Three Month Short Sterling Interest Rate Futures (UK)	188	GBP	23,111	12/09	1,220
United States Treasury Bonds	870	USD	110,232	03/09	(3,080)
United States Treasury 2 Year Notes	888	USD	193,251	03/09	380
United States Treasury 5 Year Notes	3,192	USD	377,204	03/09	6,220
United States Treasury 10 Year Notes	1,991	USD	242,400	03/09	248

Short Positions
Euro-Bond Futures (Germany)	113	EUR	13,828	03/09	69
United States Treasury Bonds	435	USD	55,117	03/09	679
United States Treasury 2 Year Notes	295	USD	64,199	03/09	(257)
United States Treasury 5 Year Notes	687	USD	81,184	03/09	(990)
United States Treasury 10 Year Notes	217	USD	26,620	03/09	855

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					31,024

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Eurodollar Futures
Mar 2009 98.00 Put (93)	233	(7)
Mar 2009 98.25 Put (65)	163	(9)
Mar 2009 98.50 Put (165)	413	(41)
Mar 2009 98.88 Put (102)	255	(62)

Fannie Mae TBA
Mar 2009 101.00 Put (1)	6,000	(76)

Swaptions
(Fund Pays/Fund Receives)
USD 4.250%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	12,000	(1,126)
USD 4.600%/USD Three Month LIBOR Feb 2009 0.00 Call (2)	14,000	(1,628)
USD 4.600%/USD Three Month LIBOR April 2009 0.00 Call (2)	3,000	(4)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Call (4)	20,000	(1,882)
USD 4.550%/USD Three Month LIBOR Aug 2009 0.00 Call (1)	7,700	(791)
USD Three Month LIBOR/USD 3.600% Feb 2009 0.00 Put (1)	1,000	(2)
USD Three Month LIBOR/USD 3.500% April 2009 0.00 Put (2)	3,000	(20)
USD Three Month LIBOR/USD 2.750% May 2009 0.00 Put (4)	4,400	(276)
USD Three Month LIBOR/USD 2.000% July 2009 0.00 Put (4)	14,500	(95)

United States Treasury Notes
5 Year Futures Feb 2009 118.00 Put (171)	171	(96)

United States Treasury Notes
10 Year Futures Feb 2009 124.00 Put (70)	70	(139)

Total Liability for Options Written (premiums received $2,056)		(6,254)

See accompanying notes which are an integral part of the financial statements.

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	1,596	AUD	2,446	03/18/09	(47)
USD	2,834	AUD	4,253	03/18/09	(139)
USD	31	BRL	71	02/03/09	—
USD	31	BRL	71	02/03/09	—
USD	520	BRL	1,204	02/03/09	(1)
USD	1,100	BRL	2,455	02/03/09	(42)
USD	1,479	BRL	3,395	02/03/09	(15)
USD	2,343	BRL	5,429	02/03/09	(3)
USD	1,539	CAD	1,859	03/18/09	(23)
USD	6,856	CNY	47,188	03/02/09	14
USD	8	EUR	—	02/02/09	(8)
USD	1,498	EUR	1,095	02/09/09	(96)
USD	208	EUR	165	02/12/09	3
USD	614	EUR	470	02/20/09	(12)
USD	1,054	EUR	795	02/20/09	(37)
USD	2,405	EUR	1,835	02/20/09	(56)
USD	1,753	EUR	1,342	03/18/09	(37)
USD	1,758	EUR	1,324	03/18/09	(64)
USD	34	GBP	24	02/02/09	—
USD	2,625	GBP	1,835	02/20/09	33
USD	2,297	GBP	1,668	03/18/09	119
USD	2,303	GBP	1,653	03/18/09	91
USD	1,870	JPY	168,801	02/20/09	10
USD	1,875	JPY	168,103	02/20/09	(3)
USD	3,987	JPY	355,900	02/20/09	(24)
USD	4,015	JPY	360,286	02/20/09	(3)
USD	9,830	JPY	875,627	02/20/09	(80)
USD	1,761	JPY	156,571	03/18/09	(17)
USD	9	MXN	123	02/04/09	—
USD	1,276	MXN	17,893	02/10/09	(35)
USD	1,153	MXN	16,385	02/13/09	(15)
USD	520	MYR	1,838	02/12/09	(11)
USD	847	MYR	3,016	02/12/09	(11)
USD	1,670	MYR	5,998	02/12/09	(8)
USD	2,479	PHP	119,489	02/06/09	43
USD	11,128	SEK	91,640	02/10/09	(176)
AUD	2,675	NZD	3,407	03/18/09	(57)
AUD	2,675	NZD	3,407	03/18/09	87
AUD	1,203	USD	812	02/20/09	49
AUD	2,432	USD	1,601	03/18/09	61
BRL	14	USD	8	01/28/09	1
BRL	71	USD	28	02/03/09	(3)
BRL	339	USD	143	02/03/09	(3)
BRL	413	USD	171	02/03/09	(7)
BRL	448	USD	183	02/03/09	(10)
BRL	452	USD	187	02/03/09	(8)
BRL	1,276	USD	551	02/03/09	1
BRL	2,895	USD	1,210	02/03/09	(38)
BRL	3,395	USD	1,402	02/03/09	(62)
BRL	3,705	USD	1,688	02/03/09	91
BRL	5,283	USD	2,250	02/03/09	(27)
BRL	675	USD	294	03/03/09	6
BRL	3,395	USD	1,465	03/03/09	15

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

BRL	5,429	USD	2,323	03/03/09	4
CAD	2,041	GBP	1,171	03/18/09	66
CAD	2,041	GBP	1,171	03/18/09	(34)
CAD	1,444	USD	1,150	03/18/09	(28)
CAD	1,450	USD	1,150	03/18/09	(32)
CAD	450	USD	366	05/26/09	(1)
CAD	724	USD	590	05/26/09	(1)
CAD	4,866	USD	4,100	05/26/09	132
CAD	5,822	USD	4,631	05/26/09	(117)
CHF	2,565	AUD	3,404	03/18/09	19
CHF	2,565	AUD	3,404	03/18/09	(75)
CHF	1,285	JPY	104,082	03/18/09	1
CHF	1,285	JPY	104,082	03/18/09	50
CHF	3,107	JPY	248,855	03/18/09	25
CHF	3,107	JPY	248,855	03/18/09	67
CHF	3,419	USD	2,991	03/18/09	42
CNY	7,596	USD	1,103	03/02/09	(3)
CNY	8,067	USD	1,171	03/02/09	(3)
CNY	31,525	USD	4,581	03/02/09	(8)
COP	1,411,000	USD	628	02/17/09	50
COP	2,081,040	USD	870	03/10/09	21
EUR	5,345	CHF	7,885	03/18/09	30
EUR	5,345	CHF	7,885	03/18/09	(67)
EUR	1,705	GBP	1,532	03/18/09	26
EUR	1,705	GBP	1,532	03/18/09	12
EUR	15	USD	—	02/02/09	(19)
EUR	35	USD	45	02/02/09	—
EUR	112	USD	149	02/02/09	6
EUR	840	USD	1,113	02/05/09	38
EUR	1,400	USD	1,914	02/05/09	122
EUR	10,075	USD	13,713	02/05/09	813
EUR	2,658	USD	3,495	02/09/09	92
EUR	3,099	USD	4,185	02/09/09	217
EUR	10,622	USD	14,563	02/12/09	964
EUR	945	USD	1,226	02/20/09	16
EUR	1,140	USD	1,465	02/20/09	6
EUR	1,495	USD	1,931	02/20/09	17
EUR	1,665	USD	2,185	02/20/09	53
EUR	2,000	USD	2,629	02/20/09	69
EUR	3,646	USD	4,790	02/20/09	123
EUR	2,057	USD	2,638	03/18/09	6
EUR	2,683	USD	3,502	03/18/09	68
EUR	1,011	USD	1,303	04/22/09	9
GBP	828	JPY	101,375	03/18/09	(4)
GBP	828	JPY	101,375	03/18/09	(66)
GBP	1,135	JPY	145,238	03/18/09	17
GBP	1,135	JPY	145,238	03/18/09	(43)
GBP	2,286	JPY	289,597	03/18/09	34
GBP	2,286	JPY	289,597	03/18/09	(119)
GBP	2,514	USD	3,662	02/18/09	18
GBP	2,365	USD	3,395	02/20/09	(31)
GBP	7,485	USD	10,900	02/20/09	56
GBP	2,239	USD	3,394	02/26/09	151

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	1,582	USD	2,295	03/18/09	3
JPY	121,486	EUR	1,070	03/18/09	25
JPY	121,486	EUR	1,070	03/18/09	(9)
JPY	207,635	EUR	1,777	03/18/09	15
JPY	207,635	EUR	1,777	03/18/09	(55)
JPY	236,282	EUR	1,983	03/18/09	(19)
JPY	236,282	EUR	1,983	03/18/09	(75)
JPY	371,090	EUR	3,203	03/18/09	(8)
JPY	371,090	EUR	3,203	03/18/09	(28)
JPY	164,049	USD	1,875	02/20/09	48
JPY	164,504	USD	1,835	02/20/09	3
JPY	166,004	USD	1,870	02/20/09	22
JPY	166,734	USD	1,875	02/20/09	18
MXN	17,893	USD	1,280	02/10/09	39
MXN	16,385	USD	1,157	02/13/09	19
MYR	261	USD	71	02/12/09	(1)
MYR	301	USD	82	02/12/09	(1)
MYR	307	USD	86	02/12/09	1
MYR	410	USD	115	02/12/09	1
MYR	514	USD	144	02/12/09	1
MYR	531	USD	147	02/12/09	—
MYR	532	USD	147	02/12/09	—
MYR	532	USD	147	02/12/09	—
MYR	534	USD	147	02/12/09	(1)
MYR	544	USD	150	02/12/09	(1)
MYR	574	USD	158	02/12/09	(1)
MYR	822	USD	230	02/12/09	2
MYR	1,089	USD	300	02/12/09	(2)
MYR	1,950	USD	536	02/12/09	(4)
MYR	1,950	USD	536	02/12/09	(4)
NOK	10,268	SEK	12,073	03/18/09	(67)
NOK	10,268	SEK	12,073	03/18/09	30
NOK	10,781	SEK	12,722	03/18/09	(26)
NOK	10,781	SEK	12,722	03/18/09	(7)
NZD	3,366	USD	1,749	03/18/09	46
PHP	119,489	USD	2,303	02/06/09	(219)
SEK	12,367	NOK	10,340	03/18/09	58
SEK	12,367	NOK	10,340	03/18/09	(45)
SEK	13,869	USD	1,649	02/24/09	(8)
SEK	9,083	USD	1,094	03/18/09	9

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1,994

See accompanying notes which are an integral part of the financial statements.

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	49,600	5.473%	Three Month LIBOR	06/14/11	4,181
Bank of America	USD	53,400	4.444%	Three Month LIBOR	11/18/15	2,920
Bank of America	USD	39,100	3.815%	Three Month LIBOR	11/25/15	1,024
Bank of America	USD	17,200	5.548%	Three Month LIBOR	06/14/16	3,134
Bank of America	USD	22,300	3.500%	Three Month LIBOR	06/17/19	641
Bank of America	USD	32,600	Three Month LIBOR	4.569%	11/18/20	(2,786)
Bank of America	USD	23,600	Three Month LIBOR	3.807%	11/25/20	(532)
Bank of America	USD	32,100	Three Month LIBOR	3.500%	06/17/24	(354)
Bank of America	USD	1,700	Three Month LIBOR	5.000%	12/17/28	(401)
Bank of America	USD	9,500	5.628%	Three Month LIBOR	06/16/36	3,838
Bank of America	USD	9,700	Three Month LIBOR	5.000%	12/17/38	(2,969)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	—
Barclays Bank PLC	BRL	3,900	12.540%	Brazil Interbank Deposit Rate	01/02/12	16
Barclays Bank PLC	JPY	383,000	Three Month LIBOR	1.250%	06/17/14	(58)
Barclays Bank PLC	USD	54,210	3.855%	Three Month LIBOR	10/27/14	2,596
Barclays Bank PLC	USD	42,220	3.340%	Three Month LIBOR	11/25/14	943
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(162)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(148)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(537)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(1,163)
Barclays Bank PLC	USD	14,250	Three Month LIBOR	4.015%	10/27/39	(1,459)
Barclays Bank PLC	USD	10,140	Three Month LIBOR	3.130%	11/25/39	635
BNP Paribas	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	35
Citibank	MXN	140,000	8.850%	Mexico Interbank 28 Day Deposit Rate	11/23/10	304
Citibank	MXN	275,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/08/10	398
Citibank	MXN	243,000	8.210%	Mexico Interbank 28 Day Deposit Rate	12/09/10	352
Citibank	EUR	9,270	Six Month EURIBOR	4.500%	12/17/10	(446)
Citibank	BRL	16,000	11.925%	Brazil Interbank Deposit Rate	01/02/12	1
Citibank	GBP	20,000	5.000%	Six Month LIBOR	03/18/12	2,199
Citibank	USD	9,200	2.750%	Three Month LIBOR	06/18/12	133
Citibank	JPY	4,012,000	Six Month LIBOR	1.500%	12/17/13	(1,157)
Citibank	EUR	5,390	3.500%	Six Month EURIBOR	06/17/14	112
Citibank	GBP	6,830	4.000%	Six Month LIBOR	06/17/14	409
Citibank	JPY	383,000	Six Month LIBOR	1.250%	06/17/14	(58)
Citibank	JPY	938,000	Six Month LIBOR	1.250%	06/17/14	(141)
Citibank	JPY	2,815,000	Six Month LIBOR	1.250%	06/17/14	(424)
Citibank	USD	600	Three Month LIBOR	3.500%	06/18/29	(5)
Citibank	USD	3,200	Three Month LIBOR	5.000%	12/17/38	(979)
Citibank	GBP	4,200	Six Month LIBOR	4.500%	03/18/39	(893)
Citigroupglobal Markets, Inc.	USD	75,700	4.288%	Three Month LIBOR	10/30/14	5,134
Citigroupglobal Markets, Inc.	USD	20,480	Three Month LIBOR	4.313%	10/30/39	(3,225)
Credit Suisse First Boston	USD	29,400	2.750%	Three Month LIBOR	06/18/12	425
Credit Suisse First Boston	GBP	8,200	5.000%	Six Month LIBOR	03/18/14	1,113
Credit Suisse First Boston	GBP	2,210	Six Month LIBOR	5.250%	12/17/18	(399)
Credit Suisse First Boston	USD	13,200	Three Month LIBOR	3.500%	06/17/24	(145)
Credit Suisse First Boston	USD	12,600	Three Month LIBOR	3.500%	06/18/29	(103)
Deutsche Bank	MXN	121,800	8.910%	Mexico Interbank 28 Day Deposit Rate	11/18/10	271
Deutsche Bank	EUR	9,590	4.500%	Six Month LIBOR	12/17/10	461
Deutsche Bank	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	—
Deutsche Bank	GBP	200	5.000%	Six Month LIBOR	03/18/14	27
Deutsche Bank	GBP	1,800	5.000%	Six Month LIBOR	03/18/14	244
Deutsche Bank	GBP	11,420	4.000%	Six Month LIBOR	06/17/14	684
Deutsche Bank	USD	55,900	3.500%	Three Month LIBOR	06/17/16	2,070
Deutsche Bank	GBP	2,210	5.250%	Six Month LIBOR	12/17/18	399

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	8,000	3.500%	Three Month LIBOR	06/17/19	230
Deutsche Bank	USD	12,800	Three Month LIBOR	3.500%	06/17/24	(141)
Deutsche Bank	USD	14,300	Three Month LIBOR	3.500%	06/17/24	(158)
Deutsche Bank	USD	49,100	Three Month LIBOR	3.500%	06/17/24	(541)
Deutsche Bank	USD	800	Three Month LIBOR	3.500%	06/18/29	(7)
Deutsche Bank	USD	1,400	Three Month LIBOR	3.500%	06/18/29	(11)
Deutsche Bank	USD	7,300	Three Month LIBOR	3.500%	06/18/29	(60)
Deutsche Bank	USD	15,100	3.500%	Three Month LIBOR	06/17/39	224
Goldman Sachs	GBP	5,300	6.000%	Six Month LIBOR	06/19/09	83
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	37
Goldman Sachs	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	(11)
Goldman Sachs	USD	4,320	4.987%	Three Month LIBOR	05/02/12	(393)
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	09/17/13	13
Goldman Sachs	GBP	400	Six Month LIBOR	5.500%	12/15/36	(174)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(33)
Goldman Sachs	EUR	5,600	1.840%	Consumer Price Index (France)	03/15/12	91
HSBC	GBP	600	5.100%	Six Month LIBOR	09/15/13	81
HSBC	GBP	800	5.000%	Six Month LIBOR	09/17/13	103
JPMorgan	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	(49)
JP Morgan	MXN	63,000	8.950%	Mexico Interbank 28 Day Deposit Rate	11/19/10	146
JP Morgan	MXN	122,000	8.420%	Mexico Interbank 28 Day Deposit Rate	12/01/10	206
JP Morgan	MXN	98,000	8.380%	Mexico Interbank 28 Day Deposit Rate	12/03/10	161
JP Morgan	EUR	21,560	4.500%	Six Month LIBOR	12/17/10	1,037
JP Morgan	EUR	21,880	Six Month LIBOR	4.500%	12/17/10	(1,052)
JP Morgan	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	(29)
JP Morgan	BRL	9,600	11.920%	Brazil Interbank Deposit Rate	01/02/12	35
JP Morgan	EUR	37,660	3.066%	Six Month LIBOR	10/11/13	222
JP Morgan	EUR	43,200	Six Month LIBOR	4.500%	12/17/13	(3,553)
JP Morgan	USD	40,000	3.250%	Three Month LIBOR	06/17/14	1,113
JP Morgan	USD	62,200	3.500%	Three Month LIBOR	06/17/16	2,303
JP Morgan	AUD	1,430	Six Month LIBOR	7.250%	12/17/18	(206)
JP Morgan	USD	1,600	3.500%	Three Month LIBOR	06/17/19	46
JP Morgan	USD	3,600	Three Month LIBOR	3.500%	06/17/24	(40)
JP Morgan	USD	1,400	Three Month LIBOR	3.500%	06/18/29	(11)
JP Morgan	USD	1,500	Three Month LIBOR	3.500%	06/18/29	(12)
Merrill Lynch	USD	1,100	Fannie Mae Constantly Maturing Mortgage 30 day rate	5.500%	05/21/09	(146)
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	92
Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	6
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	(30)
Merrill Lynch	USD	3,800	4.000%	Three Month LIBOR	06/17/11	155
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	7
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	—
Merrill Lynch	USD	800	Three Month LIBOR	5.000%	12/17/38	(245)
Merrill Lynch	USD	900	Fannie Mae Constantly Maturing Mortgage 30 day rate	5.399%	02/20/09	(66)
Morgan Stanley	BRL	3,800	12.670%	Brazil Interbank Deposit Rate	01/04/10	11
Morgan Stanley	USD	24,000	4.000%	Three Month LIBOR	06/17/10	593
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/17/28	(94)
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	(92)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	23
Royal Bank of Scotland	USD	58,200	4.000%	Three Month LIBOR	06/17/10	1,437
Royal Bank of Scotland	USD	393,800	3.000%	Three Month LIBOR	12/16/10	4,326
Royal Bank of Scotland	USD	5,700	4.000%	Three Month LIBOR	06/17/11	233

See accompanying notes which are an integral part of the financial statements.

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Royal Bank of Scotland	GBP	7,000	5.000%	Six Month LIBOR	03/18/14	950
Royal Bank of Scotland	USD	107,800	Three Month LIBOR	5.000%	12/17/28	(25,407)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(43)
Royal Bank of Scotland	GBP	200	Six Month LIBOR	4.000%	12/15/36	(13)
Royal Bank of Scotland	USD	18,700	Three Month LIBOR	5.000%	12/17/38	(5,724)
UBS	BRL	3,800	12.410%	Brazil Interbank Deposit Rate	01/04/10	—
UBS	AUD	600	7.500%	Three Month LIBOR	03/15/10	18
UBS	AUD	7,400	7.000%	Three Month LIBOR	06/15/10	196
UBS	AUD	31,500	6.500%	Three Month LIBOR	09/15/10	685
UBS	AUD	1,900	7.500%	Six Month LIBOR	03/15/11	102
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(28)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	16
UBS	JPY	226,000	Six Month LIBOR	1.500%	12/17/13	(65)
UBS	JPY	1,354,000	Six Month LIBOR	1.500%	12/17/13	(390)
UBS	AUD	1,430	7.250%	Six Month LIBOR	12/17/18	206

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($3,078)						(7,483)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Alltel Communications, Inc.	Deutsche Bank	3.775%	USD	7,000	2.700%		06/20/13	(224)
American International Group	Deutsche Bank	4.929%	USD	10,300	1.630%		06/20/13	(1,238)
Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	1.995%	USD	1,730	(0.820%	)	03/20/14	93
Berkshire Hathaway	Deutsche Bank	3.316%	USD	17,100	(1.000%	)	03/20/13	(1,411)
Centex Corp.	JP Morgan	3.559%	USD	4,275	(4.400%	)	12/20/13	146
Computer Sciences Corp.	Credit Suisse International	0.900%	USD	2,575	(1.180%	)	03/20/18	56
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	2.625%	USD	275	(2.730%	)	03/20/14	(1)
Darden Restaurants, Inc.	Deutsche Bank	2.625%	USD	4,775	(2.250%	)	03/20/14	77
Federative Republic of Brazil	UBS	3.385%	USD	4,000	1.190%		08/20/13	(353)
Ford Motor Credit Co.	Barclays Bank PLC	13.551%	USD	700	5.650%		09/20/12	(142)
Ford Motor Credit Co.	Goldman Sachs	13.551%	USD	400	3.850%		09/20/12	(100)
Ford Motor Credit Co.	Merrill Lynch	104.771%	USD	3,600	5.000%		12/20/09	(2,046)
Gaz Capital for Gazprom	Barclays Bank PLC	10.436%	USD	1,100	1.600%		12/20/12	(276)
Gaz Capital for Gazprom	Morgan Stanley	10.313%	USD	1,500	2.480%		02/20/13	(345)
Gaz Capital for Gazprom	UBS	14.015%	USD	1,000	1.050%		08/20/09	(69)
Gaz Capital for Gazprom	UBS	10.018%	USD	4,000	2.260%		08/20/13	(991)
GE Capital Corp.	Banque National De Paris	4.948%	USD	1,700	1.100%		12/20/09	(57)
GE Capital Corp.	Citibank	4.924%	USD	600	0.750%		03/20/09	(3)
GE Capital Corp.	Citibank	4.927%	USD	200	1.150%		03/20/10	(8)
GE Capital Corp.	Citibank	4.927%	USD	700	1.050%		03/20/10	(30)
GE Capital Corp.	Citibank	4.927%	USD	600	1.100%		03/20/10	(25)
GE Capital Corp.	Citibank	4.080%	USD	600	4.800%		12/20/13	17
GE Capital Corp.	Credit Suisse First Boston	4.856%	USD	2,535	6.550%		12/20/10	76
GE Capital Corp.	Goldman Sachs	4.948%	USD	200	0.830%		12/20/09	(7)
GE Capital Corp.	Merrill Lynch	4.948%	USD	1,000	1.080%		12/20/09	(33)
GE Capital Corp.	Royal Bank of Scotland	4.943%	USD	400	1.100%		09/20/09	(10)
General Motors Acceptance Corp.	Merrill Lynch	14.196%	USD	1,400	1.850%		09/20/09	(106)
General Motors Corp.	Bank of America	90.069%	USD	900	8.950%		03/20/13	(682)
General Motors Corp.	Bank of America	88.252%	USD	800	5.000%		06/20/13	(639)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

General Motors Corp.	Chase Securities, Inc.	92.047%	USD	200	4.550%		12/20/12	(159)
General Motors Corp.	Citibank	92.047%	USD	10,300	4.630%		12/20/12	(8,193)
General Motors Corp.	Deutsche Bank	88.252%	USD	500	5.000%		06/20/13	(399)
Goldman Sachs Group, Inc.	Credit Suisse International	3.097%	USD	3,300	0.940%		09/20/12	(230)
Hewelett-Packard Co.	Citigroupglobal Markets, Inc.	0.650%	USD	1,730	(0.720%	)	03/20/14	(6)
Home Depot, Inc.	Citigroupglobal Markets, Inc.	2.041%	USD	4,695	(2.670%	)	03/20/14	(132)
Lowe’s Cos., Inc.	Citigroupglobal Markets, Inc.	1.400%	USD	4,900	(1.200%	)	03/20/14	45
Merrill Lynch & Co.	Deutsche Bank	1.823%	USD	2,000	2.200%		06/20/13	30
Metlife, Inc.	Deutsche Bank	5.662%	USD	8,500	2.050%		03/20/13	(1,012)
Metlife, Inc.	UBS	5.662%	USD	8,500	2.050%		03/20/13	(1,012)
Mexico Government International Bond	JP Morgan	3.654%	USD	2,600	0.920%		03/20/16	(404)
Nordstrom, Inc.	Deutsche Bank	6.218%	USD	5,125	(2.100%	)	03/20/14	765
Nordstrom, Inc.	JP Morgan	5.721%	USD	2,750	(0.870%	)	12/20/17	673
Prudential	Deutsche Bank	6.780%	USD	8,500	2.300%		03/20/13	(1,194)
Prudential	UBS	6.780%	USD	8,500	2.300%		03/20/13	(1,194)
Pulte Homes, Inc.	JP Morgan	2.609%	USD	9,000	(2.550%	)	12/20/13	21
Republic of Indonesia	UBS	6.382%	USD	300	1.300%		09/20/10	(23)
Republic of Korea	JP Morgan	3.004%	USD	1,000	3.800%		12/20/09	7
Republic of Panama	JP Morgan	3.814%	USD	300	1.250%		01/20/17	(47)
Russian Federation	UBS	7.558%	USD	2,500	1.030%		08/20/13	(569)
Russian Federation	UBS	6.609%	USD	500	1.250%		08/20/18	(156)
SLM Corporation	Barclays	10.681%	USD	400	5.100%		06/20/09	(8)
SLM Corporation	Deutsche Bank	7.558%	USD	10,000	5.000%		12/20/13	(874)
Ukraine Government International Bond	HSBC	35.758%	USD	4,500	0.730%		04/20/09	(333)
Wachovia Corporation	Royal Bank of Scotland	1.391%	USD	300	3.020%		03/20/13	19

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($2,899)								(22,716)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	8,000	0.170%		05/25/46	(7,054)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,500	0.090%		08/25/37	(10,773)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,900	0.760%		01/25/38	(11,132)
CMBS AAA Index	Citibank	USD	2,670	(0.350%	)	02/15/51	917
CMBS AAA Index	Citigroupglobal Markets, Inc.	USD	7,020	(0.350%	)	10/03/51	2,336
CMBS AAA Index	Credit Suisse First Boston	USD	8,000	(0.350%	)	02/17/51	2,662
CMBS AAA Index	Credit Suisse First Boston	USD	5,975	(0.070%	)	03/15/49	1,570
CMBS AAA Index	Deutsche Bank	USD	8,000	(0.080%	)	12/13/49	2,654
CMBS AAA Index	JP Morgan	USD	7,425	(0.350%	)	02/17/51	2,470
CMBS AAA Index	JP Morgan	USD	4,650	(0.350%	)	02/17/51	1,547
CMBS AAA Index	JP Morgan	USD	5,975	(0.100%	)	10/12/52	979
CMBS AAA Index	JP Morgan	USD	15,000	(0.080%	)	12/13/49	4,976
CMBS AAA Index	JP Morgan	USD	4,650	(0.080%	)	12/13/49	1,542
CMBS AAA Index	Morgan Stanley	USD	100	0.080%		12/13/49	(33)
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	2,434
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	2,434
Dow Jones CDX Index	Barclays Bank PLC	USD	13,959	(5.000%	)	06/20/13	3,143
Dow Jones CDX Index	Barclays Bank PLC	USD	400	3.350%		12/20/13	(61)
Dow Jones CDX Index	Chase Securities, Inc.	USD	2,000	1.120%		12/20/12	—

See accompanying notes which are an integral part of the financial statements.

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	Citibank	USD	5,003	0.355%		06/20/12	(456)
Dow Jones CDX Index	Citibank	USD	4,904	0.360%		06/20/12	(446)
Dow Jones CDX Index	Citibank	USD	1,079	0.401%		06/20/12	(97)
Dow Jones CDX Index	Citibank	USD	500	2.144%		06/20/12	(137)
Dow Jones CDX Index	Citibank	USD	13,068	(5.000%	)	06/20/13	2,942
Dow Jones CDX Index	Deutsche Bank	USD	53,680	(1.550%	)	06/20/13	1,269
Dow Jones CDX Index	Deutsche Bank	USD	36,112	(1.550%	)	06/20/13	854
Dow Jones CDX Index	Deutsche Bank	USD	53,680	(1.550%	)	12/20/13	1,269
Dow Jones CDX Index	Deutsche Bank	USD	1,361	0.530%		06/20/13	3
Dow Jones CDX Index	Deutsche Bank	USD	9,237	0.708%		12/20/12	84
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.500%		12/20/13	(51)
Dow Jones CDX Index	Goldman Sachs	USD	1,750	0.463%		06/20/13	(1)
Dow Jones CDX Index	Goldman Sachs	USD	583	0.548%		12/20/17	5
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	(1)
Dow Jones CDX Index	JP Morgan	USD	48,608	(1.550%	)	06/20/13	1,149
Dow Jones CDX Index	JP Morgan	USD	1,458	0.553%		12/20/17	14
Dow Jones CDX Index	Merrill Lynch	USD	19,613	1.580%		12/20/12	(1,504)
Dow Jones CDX Index	Merrill Lynch	USD	19,613	1.640%		12/20/12	(1,352)
Dow Jones CDX Index	Merrill Lynch	USD	2,100	1.833%		06/20/12	(594)
Dow Jones CDX Index	Morgan Stanley	USD	2,100	2.080%		06/20/12	(579)
Dow Jones CDX Index	Morgan Stanley	USD	10,197	5.000%		12/20/13	(2,643)

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($18,460)							339

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($21,359)							(22,377)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 117.0%
Asset-Backed Securities - 5.3%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.539% due 08/25/35	294	275
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.689% due 07/25/34	148	25
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.889% due 12/25/33	122	88
Series 2005-SD3 Class A 0.789% due 08/25/45	292	236
Series 2006-HE4 Class A2A 0.449% due 10/25/36	220	203
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.864% due 01/25/34	350	166
Air 2 US (Þ) 8.027% due 10/01/19	714	536
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.139% due 02/25/33	155	83
Series 2004-R10 Class A5 0.779% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.449% due 01/25/37	255	221
Series 2006-OPT Class A3A 0.449% due 10/25/36	98	96
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.639% due 03/25/36	1,346	328
BA Credit Card Trust (Ê) Series 2007-A12 Class A12 0.533% due 01/15/13	8,200	7,742
Series 2008-A1 Class A1 0.913% due 04/15/13	400	376
Banc of America Mortgage Securities, Inc. (Ê) Series 2006-B Class 1A1 6.153% due 11/20/36	274	149
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	217
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 0.889% due 11/25/42	147	103
Series 2003-SD1 Class A 0.839% due 12/25/33	120	88
Series 2005-2 Class A3 0.789% due 04/25/35	26	24
Series 2006-SD2 Class A2 0.589% due 06/25/36	322	275
Series 2007-HE5 Class 1A1 0.479% due 06/25/47	52	45
Series 2007-HE6 Class 1A1 1.639% due 06/25/37	806	583

	Principal Amount ($) or Shares	Market Value $
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.489% due 05/25/37	194	145
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	193	178
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.189% due 01/25/32	271	170
Capital Auto Receivables Asset Trust (Ê) Series 2008-2 Class A2B 1.253% due 03/15/11	629	605
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.709% due 10/25/35	202	175
Series 2006-NC3 Class A3 0.539% due 08/25/36	2,105	1,021
Cendant Mortgage Corp. (Ê)(Þ) Series 2003-A Class A3 0.939% due 07/25/43	65	63
Centex Home Equity (Ê) Series 2006-A Class AV4 0.639% due 06/25/36	1,700	799
Chase Issuance Trust (Ê) Series 2008-A7 Class A7 0.983% due 11/15/11	4,420	4,310
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.589% due 11/25/45	986	720
Series 2007-AMC Class A2A 0.499% due 03/25/37	412	359
0.449% due 05/25/37	1,120	905
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.869% due 12/25/31	82	56
Series 2004-13 Class AF3 3.989% due 02/25/31	3	3
Series 2004-AB2 Class M3 (Ê) 0.989% due 05/25/36	310	91
Series 2004-BC1 Class M1 (Ê) 0.889% due 02/25/34	209	111
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	1,039
Series 2006-3 Class 3A1 (Ê) 0.509% due 06/25/36	290	233
Series 2006-6 Class 2A2 (Ê) 0.569% due 09/25/36	515	415
Series 2006-11 Class 1AF4 6.300% due 09/25/46	505	164
Series 2006-BC1 Class 1A (Ê) 0.589% due 04/25/36	1,064	872
Series 2006-BC4 Class 2A2 (Ê) 0.549% due 07/25/36	2,220	1,605
Series 2007-7 Class 2A1 (Ê) 0.469% due 10/25/37	150	133
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.573% due 04/15/35	213	74

130	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-G Class 2A 0.563% due 12/15/35	1,065	418
Series 2006-E Class 2A 0.473% due 07/15/36	831	308
Series 2007-GW Class A 0.883% due 08/15/37	1,318	752
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	466
Series 2005-CB5 Class AV2 (Ê) 0.649% due 08/25/35	224	186
Series 2006-CB6 Class A21 (Ê) 0.429% due 07/25/36	176	172
Series 2007-RP1 Class A (Ê)(Þ) 0.699% due 05/25/46	1,250	731
CVS Pass-Through Trust (Þ) 5.789% due 01/10/26	260	206
5.880% due 01/10/28	12	9
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.351% due 07/08/11	875	836
Series 2008-B Class A3B 1.901% due 09/10/12	400	348
Delta Air Lines, Inc. 6.821% due 08/10/22	1,524	1,051
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.389% due 05/25/37	814	693
Series 2007-1 Class A2C 1.639% due 05/25/37	1,000	473
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2004-FFH Class 2A1 0.769% due 10/25/34	18	17
Series 2007-FF1 Class A2C 0.529% due 01/25/38	1,500	543
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A1 0.459% due 02/25/37	42	41
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.429% due 08/25/36	107	101
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.459% due 12/25/36	513	187
GSAA Trust (Ê) Series 2006-2 Class 2A3 0.659% due 12/25/35	570	488
Series 2006-4 Class 1A2 5.993% due 03/25/36	480	114
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.039% due 08/25/33	120	79
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.649% due 01/20/34	464	318

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class A1 0.509% due 03/20/36	1,381	972
Series 2007-1 Class AS 0.559% due 03/20/36	2,285	1,297
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.439% due 12/25/36	110	98
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 0.439% due 08/25/36	70	65
Series 2007-CH1 Class AV4 0.519% due 11/25/36	2,575	1,328
Series 2007-CH3 Class A2 0.469% due 03/25/37	407	343
Lehman XS Trust (Ê)(Ø) Series 2005-1 Class 2A1 1.889% due 07/25/35	532	315
Series 2005-1 Class 2A2 1.889% due 07/25/35	139	107
Series 2006-16N Class A1A 0.469% due 11/25/46	330	307
Series 2006-17 Class WF11 0.509% due 11/25/36	208	199
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.669% due 10/25/34	34	15
Series 2006-9 Class 2A1 0.449% due 10/25/36	822	784
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.864% due 08/25/33	84	29
Series 2006-WMC Class A4 0.549% due 08/25/36	2,500	802
Morgan Stanley ABS Capital I Series 2003-NC8 Class M3 (Ê) 3.539% due 09/25/33	54	6
Series 2006-HE7 Class A2A (Ê) 0.439% due 09/25/36	510	482
Series 2007-HE2 Class A2B 0.479% due 01/25/37	2,800	1,001
Series 2007-HE6 Class A1 (Ê) 0.449% due 05/25/37	164	145
Series 2007-NC3 Class A2A (Ê) 0.449% due 05/25/37	110	99
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.509% due 10/25/36	174	157
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.579% due 07/25/17	71	43
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.509% due 04/25/37	395	352
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 2.639% due 04/25/24	490	409

Russell Investment Grade Bond Fund	131

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.919% due 02/25/35	370	234
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.939% due 04/25/33	74	5
Series 2003-3 Class M3 3.389% due 06/25/33	115	13
Series 2003-4 Class M2 2.039% due 07/25/33	109	46
Series 2007-4 Class 2A1 0.479% due 04/25/37	1,670	1,511
Series 2007-6 Class 2A1 0.449% due 06/25/37	465	419
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.489% due 12/25/10	884	574
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	68
Series 2006-A Class A1 (Ê) 0.483% due 11/15/18	335	281
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.549% due 09/25/37	2,390	1,037
Park Place Securities, Inc. (Ê) Series 2004-WWF Class A1D 0.849% due 12/25/34	78	77
Series 2005-WCW Class M1 0.839% due 09/25/35	370	202
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	376	341
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.639% due 02/25/37	560	401
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 0.889% due 12/25/33	359	268
Series 2005-1 Class M1 5.357% due 05/25/35	172	102
Series 2005-2 Class AF4 4.934% due 08/25/35	585	396
Series 2006-1 Class AF6 5.746% due 05/25/36	305	229
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	268	131
Series 2003-RS2 Class AII (Ê) 1.069% due 03/25/33	104	46
Series 2003-RS3 Class AII (Ê) 1.109% due 04/25/33	68	40
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	394	254

	Principal Amount ($) or Shares	Market Value $
Series 2001-KS1 Class AII (Ê) 0.859% due 03/25/32	61	43
Series 2001-KS3 Class AII (Ê) 0.849% due 09/25/31	46	27
Series 2003-KS2 Class MI1 4.800% due 04/25/33	512	350
Series 2003-KS2 Class MI3 6.100% due 04/25/33	130	46
Residential Funding Mortgage Securities II, Inc. (Ê) Series 2005-HS1 Class AI1 0.509% due 09/25/35	52	52
Series 2007-HSA Class AI1 0.509% due 05/25/37	67	63
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 0.909% due 09/25/35	63	22
Series 2006-1 Class A 0.559% due 09/25/35	390	104
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.929% due 03/25/35	57	23
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.509% due 05/20/18	167	136
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 1.459% due 01/26/15	180	177
Series 2008-6 Class A1 1.559% due 10/27/14	1,346	1,309
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	45	46
Small Business Administration Pools (Ê) 3.080% due 09/25/18	176	181
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	1,060	1,030
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 1.069% due 01/25/34	25	18
Series 2006-AB1 Class A2 0.529% due 12/25/36	356	345
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 0.829% due 04/25/35	500	100
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	395	299
Series 2002-HF1 Class A (Ê) 0.679% due 01/25/33	13	7
Series 2006-BC3 Class A2 (Ê) 0.439% due 10/25/36	231	214
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 0.649% due 03/25/36	984	689

132	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 0.639% due 11/25/33	132	96
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 0.489% due 03/25/37	255	235

		56,286

Corporate Bonds and Notes - 21.1%
Alcoa, Inc. 6.000% due 07/15/13	500	428
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	404
Altria Group, Inc. 9.700% due 11/10/18	1,325	1,450
9.950% due 11/10/38	835	894
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	120	120
American Express Co. 7.000% due 03/19/18	200	199
8.150% due 03/19/38	385	407
6.800% due 09/01/66	170	98
American Express Credit Corp. 5.875% due 05/02/13	1,325	1,282
Series C 7.300% due 08/20/13	755	772
Series MTNB (Ê) 0.586% due 10/04/10	1,300	1,168
American General Finance Corp. 2.429% due 08/17/11 (Ê)	2,000	1,007
6.900% due 12/15/17	130	58
American International Group, Inc. 4.700% due 10/01/10	60	54
5.050% due 10/01/15	200	145
5.850% due 01/16/18	80	57
8.250% due 08/15/18 (Þ)	1,760	1,442
6.250% due 03/15/37	1,800	583
Amgen, Inc. 6.400% due 02/01/39	430	446
Anadarko Petroleum Corp. 5.950% due 09/15/16	570	514
6.450% due 09/15/36	290	224
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.750% due 01/15/19	1,775	1,801
Apache Corp. 6.000% due 09/15/13	460	481
6.000% due 01/15/37	200	197
Appalachian Power Co. Series O 5.650% due 08/15/12	175	174
ArcelorMittal USA, Inc. (Ñ) 6.500% due 04/15/14	615	508
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	42
AT&T, Inc. 5.100% due 09/15/14	240	240

	Principal Amount ($) or Shares	Market Value $
6.550% due 02/15/39	980	976
BAC Capital Trust XIV (ƒ) 5.630% due 12/31/49	20	9
Baker Hughes, Inc. 7.500% due 11/15/18	630	697
Bank of America Corp. 4.375% due 12/01/10	1,350	1,357
2.100% due 04/30/12	750	742
3.125% due 06/15/12 (Ñ)	1,285	1,314
5.420% due 03/15/17	20	16
6.000% due 09/01/17	1,000	936
5.750% due 12/01/17	1,625	1,482
8.000% due 12/29/49 (Æ)(ƒ)	2,200	1,165
8.125% due 12/29/49 (ƒ)	1,110	576
Bank of America NA Series BKNT 2.276% due 06/15/16 (Ê)	1,200	958
6.000% due 10/15/36	300	260
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	202
BankAmerica Capital III (Ê) Series* 1.664% due 01/15/27	700	365
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	2,725	2,741
7.250% due 02/01/18	2,965	3,156
BellSouth Corp. (Ñ) 4.750% due 11/15/12	20	20
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	685	562
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	90	86
Cardinal Health, Inc. 5.850% due 12/15/17	470	418
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	682
Cellco Partnership (Þ) 8.500% due 11/15/18	995	1,142
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	346
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	105
Series B 7.875% due 04/01/13	745	740
Citicorp 7.250% due 10/15/11	460	454
Citigroup Capital XXI 8.300% due 12/21/57	375	194
Citigroup, Inc. 4.125% due 02/22/10	630	605
2.125% due 04/30/12	685	678
5.500% due 08/27/12	500	461
5.300% due 10/17/12	200	183
5.500% due 04/11/13	675	617

Russell Investment Grade Bond Fund	133

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.850% due 07/02/13	100	92
6.500% due 08/19/13	1,955	1,868
5.000% due 09/15/14	3,185	2,577
6.000% due 08/15/17	300	270
6.125% due 11/21/17	980	886
6.125% due 05/15/18	695	631
6.125% due 08/25/36	500	352
6.875% due 03/05/38	1,550	1,391
8.400% due 04/29/49 (Æ)(ƒ)	3,475	1,269
Clear Channel Communications, Inc. 6.250% due 03/15/11	290	81
Clorox Co. 5.450% due 10/15/12	295	301
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	85
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	769
7.875% due 08/01/13	700	715
Comcast Corp. 6.500% due 01/15/15	1,050	1,060
6.500% due 01/15/17	520	527
6.300% due 11/15/17	2,090	2,096
6.500% due 11/15/35	705	683
ConocoPhillips 5.900% due 05/15/38	60	59
6.500% due 02/01/39	1,475	1,469
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	901
Consolidated Edison Co. of New York, Inc. 7.125% due 12/01/18	580	644
Continental Airlines, Inc. Series 071-A 5.983% due 04/19/22	3,295	2,521
Countrywide Financial Corp. Series MTn 5.800% due 06/07/12	730	718
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	840	819
COX Communications, Inc. 6.750% due 03/15/11	790	786
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	114
4.875% due 01/15/15	110	101
CVS Caremark Corp. 6.250% due 06/01/27	965	907
CVS Pass-Through Trust (Þ) 6.036% due 12/10/28	1,062	810
Daimler Finance NA LLC 4.875% due 06/15/10	1,085	1,063
5.875% due 03/15/11	300	288
DCP Midstream LLC 6.875% due 02/01/11	45	45
6.750% due 09/15/37 (Þ)	785	560
Dell, Inc. (Þ) 5.650% due 04/15/18	475	459

	Principal Amount ($) or Shares	Market Value $
Delta Air Lines, Inc. Series 00A2 7.570% due 11/18/10	2,035	1,882
Series 01A1 6.619% due 03/18/11	443	403
7.111% due 09/18/11	500	443
Detroit Edison Co. (The) 6.350% due 10/15/32	125	115
Devon Energy Corp. 5.625% due 01/15/14	260	265
Dominion Resources, Inc. 4.750% due 12/15/10	90	90
5.700% due 09/17/12	455	462
6.400% due 06/15/18	515	521
8.875% due 01/15/19	390	443
DPL, Inc. 6.875% due 09/01/11	495	505
DTE Energy Co. 7.050% due 06/01/11	300	303
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	276
6.000% due 01/15/38	695	706
Duke Energy Corp. 6.300% due 02/01/14	450	462
Duke University 4.200% due 04/01/14	1,300	1,326
5.150% due 04/01/19	1,000	1,029
Eastman Kodak Co. 7.250% due 11/15/13	70	47
Energy Future Holdings Corp. Series P 5.550% due 11/15/14	150	78
Series Q 6.500% due 11/15/24	90	32
Series R 6.550% due 11/15/34	635	215
Enterprise Products Operating LLC 9.750% due 01/31/14	830	903
6.300% due 09/15/17	590	544
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	2,505	1,480
Exelon Corp. 4.900% due 06/15/15	740	624
5.625% due 06/15/35	330	248
Federal Express Corp. 7.600% due 07/01/97	170	144
FirstEnergy Corp. Series B 6.450% due 11/15/11	1,925	1,920
Series C 7.375% due 11/15/31	905	843
Florida Power Corp. (Ñ) 5.650% due 06/15/18	270	282
Ford Motor Co. (Ñ) 7.450% due 07/16/31	410	90
FPL Group Capital, Inc. 7.875% due 12/15/15	740	853

134	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	905
General Electric Capital Corp. 1.625% due 01/07/11	1,460	1,462
2.219% due 08/15/11 (Ê)	1,300	1,173
5.250% due 10/19/12 (Ñ)	1,195	1,188
5.625% due 05/01/18 (Ñ)	2,335	2,153
5.875% due 01/14/38	2,115	1,682
6.875% due 01/10/39	1,500	1,329
5.500% due 09/15/67	300	206
6.375% due 11/15/67	4,270	2,766
Series MTNA 6.000% due 06/15/12	1,270	1,292
2.256% due 09/15/14 (Ê)	830	663
General Electric Co. 5.250% due 12/06/17	505	478
General Motors Corp. 8.375% due 07/05/33	160	31
GlaxoSmithKline Capital, Inc. 2.800% due 05/13/10 (Ê)	8,200	8,138
5.650% due 05/15/18	930	996
6.375% due 05/15/38	215	240
Glen Meadow Pass-Through Trust (Þ) 6.505% due 02/12/67	200	87
GMAC LLC (Þ) 7.500% due 12/31/13	309	182
8.000% due 12/31/18	159	63
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	345
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	1,010	1,001
5.300% due 02/14/12	2,505	2,419
3.250% due 06/15/12 (Ñ)	2,290	2,350
5.450% due 11/01/12	80	77
4.750% due 07/15/13	300	278
5.125% due 01/15/15	1,000	901
6.250% due 09/01/17	1,800	1,665
6.150% due 04/01/18	2,300	2,100
7.500% due 02/15/19	1,484	1,449
5.950% due 01/15/27	250	187
6.450% due 05/01/36	125	92
6.750% due 10/01/37	2,500	1,900
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	252
HBOS PLC (Þ) 6.750% due 05/21/18	3,150	2,783
Hess Corp. 8.125% due 02/15/19	550	562
7.875% due 10/01/29 (Ñ)	110	102
7.300% due 08/15/31	465	406
Historic TW, Inc. 8.050% due 01/15/16	565	567
HSBC Finance Corp. (Ê)(Ñ) 2.179% due 03/12/10	700	662
Humana, Inc. 7.200% due 06/15/18	160	135
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	95

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp. 5.700% due 09/14/17	700	742
International Lease Finance Corp. 5.625% due 09/15/10	545	458
5.625% due 09/20/13	805	579
International Paper Co. 5.850% due 10/30/12	1,090	995
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	240
JPMorgan Chase & Co. 5.375% due 10/01/12	1,620	1,636
5.375% due 01/15/14	475	479
5.125% due 09/15/14	1,085	1,045
5.150% due 10/01/15	520	484
6.000% due 01/15/18	425	427
6.400% due 05/15/38	2,042	2,007
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	1,245	946
Series 2 (Ñ) 2.125% due 06/22/12	40	40
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	82
JPMorgan Chase Capital XIII (Ê) Series M 2.418% due 09/30/34	625	282
JPMorgan Chase Capital XV 5.875% due 03/15/35	550	394
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	151
Kaupthing Bank Hf (Þ) 7.625% due 02/28/15	1,210	36
Kellogg Co. 5.125% due 12/03/12	660	691
Kerr-McGee Corp. 6.950% due 07/01/24	290	231
KeyBank NA 3.200% due 06/15/12 (Ñ)	240	246
Series BKNT (Ê) 4.467% due 06/02/10	900	864
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12 (Ñ)	185	191
5.000% due 12/15/13	115	110
6.000% due 02/01/17	60	56
5.950% due 02/15/18	80	76
6.950% due 01/15/38	1,960	1,855
Kraft Foods, Inc. 1.728% due 08/11/10 (Ê)	1,700	1,604
6.125% due 02/01/18	1,140	1,162
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	300	40
5.250% due 02/06/12	140	20
6.200% due 09/26/14	150	21

Russell Investment Grade Bond Fund	135

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	—
6.875% due 05/02/18	200	28
2.889% due 12/31/49	1,200	159
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	132
Merrill Lynch & Co., Inc. 1.359% due 07/25/11 (Ê)	700	627
6.050% due 08/15/12	200	194
5.450% due 02/05/13	3,080	2,924
6.400% due 08/28/17	690	645
6.875% due 04/25/18	735	708
6.220% due 09/15/26	905	747
7.750% due 05/14/38	820	777
MetLife, Inc. 6.125% due 12/01/11	180	181
6.400% due 12/15/36	1,010	614
Series A 6.817% due 08/15/18	675	686
Metropolitan Life Global Funding I (Ê)(Þ) 2.189% due 05/17/10	900	812
MidAmerican Energy Co. 5.800% due 10/15/36	300	272
Midamerican Energy Holdings Co. Series WI 6.125% due 04/01/36	1,150	1,077
Morgan Stanley 3.338% due 05/14/10 (Ê)	1,100	1,047
2.900% due 12/01/10	840	860
3.250% due 12/01/11	2,020	2,084
5.625% due 01/09/12	510	479
4.750% due 04/01/14	250	208
1.536% due 10/18/16 (Ê)	1,235	832
6.250% due 08/28/17	300	267
6.625% due 04/01/18	3,930	3,596
Nationsbank Capital Trust III (Ê) 1.644% due 01/15/27	500	242
New Cingular Wireless Services, Inc. 7.875% due 03/01/11 (Ñ)	2,150	2,312
8.750% due 03/01/31	895	1,055
News America Holdings, Inc. 7.900% due 12/01/95	295	306
8.250% due 10/17/96	65	69
News America, Inc. 6.200% due 12/15/34	35	33
6.150% due 03/01/37	1,885	1,642
6.650% due 11/15/37	20	19
NGPL Pipeco LLC (Þ) 6.514% due 12/15/12	2,185	2,040
Nisource Finance Corp. 7.875% due 11/15/10	465	442
6.400% due 03/15/18	250	177
Norfolk Southern Corp. 7.900% due 05/15/97	1,000	969
Northern States Power Co. Series B 8.000% due 08/28/12	740	833

	Principal Amount ($) or Shares	Market Value $
Northwest Airlines, Inc. Series 07-1 7.027% due 11/01/19	245	142
Occidental Petroleum Corp. 7.000% due 11/01/13	800	877
Ohio Power Co. Series F 5.500% due 02/15/13	45	45
Oncor Electric Delivery Co. (Þ) 5.950% due 09/01/13	955	934
6.800% due 09/01/18	1,350	1,355
ONEOK Partners, LP 6.650% due 10/01/36	225	176
Oracle Corp. 5.750% due 04/15/18	1,250	1,301
Pacific Gas & Electric Co. 8.250% due 10/15/18 (Ñ)	170	210
6.050% due 03/01/34	340	348
5.800% due 03/01/37	110	109
6.350% due 02/15/38	90	95
Pemex Project Funding Master Trust (Ñ) Series WI 6.625% due 06/15/35	430	341
PepsiCo, Inc. 7.900% due 11/01/18	470	583
Philip Morris International, Inc. 5.650% due 05/16/18	300	300
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	287
Progress Energy, Inc. 7.750% due 03/01/31	130	133
Prudential Financial, Inc. 5.100% due 12/14/11	430	415
Public Service Co. of New Mexico 7.950% due 05/15/18	675	600
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	775
Qwest Corp. 8.875% due 03/15/12	500	498
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	20	11
Rabobank Capital Funding Trust (ƒ)(Þ) 5.254% due 12/29/49	40	21
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	675	147
Reynolds American, Inc. 7.625% due 06/01/16	220	192
Simon Property Group, LP 5.300% due 05/30/13	2,225	1,838
6.100% due 05/01/16	295	232
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	26
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 08/01/22	164	135
Southwestern Electric Power Co. 6.450% due 01/15/19	770	735

136	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southwestern Public Service Co. Series G 8.750% due 12/01/18	620	703
Sprint Capital Corp. 8.375% due 03/15/12	360	288
8.750% due 03/15/32	30	19
State Street Capital Trust IV (Ê) 2.996% due 06/15/37	100	34
SunTrust Capital VIII (Ñ) 6.100% due 12/15/36	630	419
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	930	484
Tennessee Gas Pipeline Co. (Þ) 8.000% due 02/01/16	505	501
TEPPCO Partners, LP 7.550% due 04/15/38	710	552
Time Warner Cable, Inc. 6.750% due 07/01/18	1,330	1,299
8.750% due 02/14/19	975	1,086
Series WI 5.850% due 05/01/17	1,225	1,138
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	105	106
Time Warner, Inc. 6.750% due 04/15/11	805	811
6.875% due 05/01/12	485	487
7.700% due 05/01/32	100	97
Travelers Cos., Inc. (The) 6.250% due 03/15/37	620	409
6.250% due 06/15/37	980	909
UDR, Inc. Series MTNE 3.900% due 03/15/10	930	819
Union Electric Co. 6.400% due 06/15/17	545	521
Union Pacific Corp. 5.700% due 08/15/18	1,000	958
United Parcel Service, Inc. 4.500% due 01/15/13	600	639
United States Steel Corp. 5.650% due 06/01/13	80	65
6.050% due 06/01/17	165	119
6.650% due 06/01/37	120	76
United Technologies Corp. 5.400% due 05/01/35	70	65
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	281
6.000% due 06/15/17	65	59
6.000% due 02/15/18	550	534
6.500% due 06/15/37	120	101
USB Capital IX (ƒ) 6.189% due 04/15/49	200	84
Verizon Communications, Inc. 5.350% due 02/15/11	685	704
5.500% due 02/15/18	430	420
6.100% due 04/15/18 (Ñ)	680	690

	Principal Amount ($) or Shares	Market Value $
6.400% due 02/15/38	1,545	1,529
8.950% due 03/01/39	845	1,041
Verizon Global Funding Corp. 7.375% due 09/01/12	275	297
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	340	173
Wachovia Corp. 5.500% due 05/01/13	1,100	1,134
5.700% due 08/01/13	1,530	1,588
5.250% due 08/01/14	460	410
5.625% due 10/15/16	400	351
5.750% due 06/15/17	460	458
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	448
6.200% due 04/15/38	90	97
Walt Disney Co. (The) 4.500% due 12/15/13	1,475	1,520
Washington Mutual, Inc. (Ø) 5.000% due 03/22/12	425	338
Waste Management, Inc. 6.375% due 11/15/12	555	535
WellPoint, Inc. 5.875% due 06/15/17	30	29
Series K (ƒ)(Ñ) 7.980% due 02/28/49	1,760	1,091
Wells Fargo Capital X 5.950% due 12/15/36	200	150
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/29/49	960	902
Weyerhaeuser Co. 6.750% due 03/15/12	475	449
Wyeth 6.950% due 03/15/11	575	614
5.950% due 04/01/37	350	373
Xerox Corp. 5.500% due 05/15/12	620	575
XTO Energy, Inc. 7.500% due 04/15/12	130	131
5.500% due 06/15/18	1,455	1,336
6.500% due 12/15/18	650	643
6.750% due 08/01/37	60	55

		223,148

International Debt - 4.2%
Aiful Corp. (Þ) 5.000% due 08/10/10	400	163
America Movil SAB de CV 5.625% due 11/15/17	220	200
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	479
ANZ National International, Ltd. Zealand (Þ) 6.200% due 07/19/13	1,600	1,551
ArcelorMittal (Þ) 5.375% due 06/01/13	1,545	1,297
AstraZeneca PLC 5.900% due 09/15/17	300	323

Russell Investment Grade Bond Fund	137

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AXA SA 8.600% due 12/15/30	75	57
Banque Centrale de Tunisie 8.250% due 09/19/27	550	509
Barrick Gold Financeco LLC 6.125% due 09/15/13	700	688
BAT International Finance PLC (Þ) 9.500% due 11/15/18	690	757
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	862
BP Capital Markets PLC 5.250% due 11/07/13	850	903
British Sky Broadcasting Group PLC (Þ) 9.500% due 11/15/18	605	611
China Development Bank Corp. 5.000% due 10/15/15	100	101
CODELCO, Inc. (Ñ)(Þ) 7.500% due 01/15/19	500	508
Corp. Nacional del Cobre de Chile (Ñ)(Þ) 6.150% due 10/24/36	100	72
Credit Agricole SA/London (Ê)(Þ) 2.246% due 05/28/10	600	593
Credit Suisse Guernsey, Ltd. 5.860% due 05/29/49 (ƒ)	520	190
Series 1 (Ê)(ƒ) 1.928% due 05/29/49	725	291
Credit Suisse NY 5.000% due 05/15/13	1,000	969
6.000% due 02/15/18	500	458
Depfa ACS Bank (Þ) 5.125% due 03/16/37	400	259
Deutsche Bank AG 5.375% due 10/12/12	350	355
Deutsche Bank AG/London 6.000% due 09/01/17	1,000	957
Deutsche Telekom International Finance BV 8.500% due 06/15/10	525	556
5.750% due 03/23/16 (Ñ)	300	301
Diageo Capital PLC 7.375% due 01/15/14	980	1,075
Egypt Government AID Bonds 4.450% due 09/15/15	835	883
Eksportfinans A/S 5.500% due 05/25/16	550	550
Electricite De France (Þ) 5.500% due 01/26/14	1,500	1,559
6.500% due 01/26/19	400	415
6.950% due 01/26/39	400	412
EnCana Corp. 6.625% due 08/15/37	205	157
European Investment Bank 2.625% due 05/16/11	1,575	1,604
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	200
Gaz Capital SA (Þ) 7.343% due 04/11/13	100	85
6.212% due 11/22/16	1,090	796

	Principal Amount ($) or Shares	Market Value $
8.146% due 04/11/18	500	380
6.510% due 03/07/22	420	256
Glitnir Banki HF (Þ) 6.330% due 07/28/11	270	19
6.375% due 09/25/12	390	27
6.693% due 06/15/16	700	—
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/30/49	110	19
HSBC Holdings PLC 6.500% due 05/02/36	500	456
6.500% due 09/15/37	1,035	944
Intergas Finance BV (Þ) 6.375% due 05/14/17	641	378
Ispat Inland ULC 9.750% due 04/01/14	1,615	1,376
Kaupthing Bank Hf (Þ) 5.750% due 10/04/11	100	7
7.125% due 05/19/16 (Å)	1,480	—
KazMunaiGaz Finance Sub BV (Þ) 8.375% due 07/02/13	730	591
Klio Funding, Ltd. (Ê)(Þ) Series 2004-1A Class A1 3.409% due 04/23/39	3,578	1,252
Koninklijke KPN NV 8.000% due 10/01/10	620	642
Koninklijke Philips Electronics NV 6.875% due 03/11/38	320	306
Korea Development Bank (Ê) 1.565% due 04/03/10	700	678
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	136
Lloyds Banking Group PLC (ƒ)(Þ) 5.920% due 12/31/49	200	40
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	973	917
MUFG Capital Finance 1, Ltd. (ƒ)(Ñ) 6.346% due 07/29/49	200	141
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	2,100	1,990
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	32
Petrobras International Finance Co. (Ñ) 6.125% due 10/06/16	460	455
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	121	102
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	165
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	53
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	193
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	630	529
7.125% due 07/15/28	850	679

138	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rogers Communications, Inc. 6.800% due 08/15/18	625	650
Royal Bank of Scotland Group PLC 7.640% due 03/31/49 (ƒ)	100	15
6.990% due 10/29/49 (ƒ)(Þ)	180	50
Series 1 (ƒ) 9.118% due 03/31/49	200	73
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	310	194
Russia Government International Bond Series REGS 7.500% due 03/31/30	47	44
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	509
Shinsei Finance Cayman, Ltd. (ƒ)(Þ) 6.418% due 01/29/49	630	88
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,456
6.125% due 08/17/26	735	704
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	748
Suncor Energy, Inc. (Ñ) 6.500% due 06/15/38	865	612
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	201	155
Telecom Italia Capital SA 6.200% due 07/18/11	290	280
5.250% due 10/01/15	715	609
6.999% due 06/04/18	470	435
Telefonica Europe BV 7.750% due 09/15/10	360	381
TNK-BP Finance SA 7.875% due 03/13/18 (Å)	240	146
Series 144a (Þ) 7.500% due 07/18/16	540	340
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	200	152
Tyco International Finance SA 6.750% due 02/15/11	110	111
6.375% due 10/15/11	465	464
6.000% due 11/15/13	835	823
Tyco International, Ltd. 7.000% due 12/15/19	70	62
6.875% due 01/15/21	210	177
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	100	96
6.875% due 11/21/36	837	719
Vodafone Group PLC 5.500% due 06/15/11	230	233

		44,835

Mortgage-Backed Securities - 76.0%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.629% due 07/25/35	206	95

	Principal Amount ($) or Shares	Market Value $
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.579% due 08/25/37	2,425	778
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	206	114
Series 2005-4 Class 1A1 0.679% due 11/25/45	771	370
Arcap Reit, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	501
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.889% due 04/25/33	121	106
Series 2003-10 Class 2A2 (Ê) 0.839% due 12/25/33	305	238
Series 2006-5 Class CB17 6.000% due 06/25/46	743	439
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	496	494
Series 2005-2 Class A4 4.783% due 07/10/43	1,100	911
Series 2005-3 Class A2 4.501% due 07/10/43	445	420
Series 2005-3 Class A4 4.668% due 07/10/43	1,200	980
Series 2006-1 Class A4 5.372% due 09/10/45	910	674
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	820
Series 2007-2 Class AAB 5.639% due 04/10/49	990	736
Series 2007-3 Class A3 5.658% due 06/10/49	200	125
Series 2007-5 Class A3 5.620% due 02/10/51	20	13
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	969	652
Series 2005-D Class A1 (Ê) 4.153% due 05/25/35	368	298
Series 2006-3 Class 5A8 5.500% due 03/25/36	1,040	827
Series 2006-A Class 3A2 5.845% due 02/20/36	350	169
Series 2006-A Class 4A1 (Ê) 5.560% due 02/20/36	971	623
Series 2007-E Class 4A1 (Ê) 5.830% due 07/20/47	869	652
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.839% due 12/25/33	767	696
Series 2004-1 Class 5A1 6.500% due 09/25/33	49	47

Russell Investment Grade Bond Fund	139

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-2 Class 5A1 6.500% due 10/25/31	62	59
Series 2004-11 Class 2A1 5.750% due 01/25/35	798	679
Series 2005-H Class 2A5 (Ê) 4.803% due 09/25/35	575	346
Series 2005-L Class 3A1 (Ê) 5.460% due 01/25/36	478	384
Series 2006-2 Class A15 6.000% due 07/25/36	755	616
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2002-11 Class 1A1 5.605% due 02/25/33	26	22
Series 2004-1 Class 23A1 5.442% due 04/25/34	231	181
Series 2004-8 Class 2A1 5.111% due 11/25/34	650	612
Series 2004-9 Class 22A1 4.786% due 11/25/34	205	167
Series 2004-10 Class 22A1 4.955% due 01/25/35	301	247
Series 2005-2 Class A1 2.870% due 03/25/35	2,968	2,501
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.366% due 05/25/35	457	325
Series 2005-7 Class 22A1 5.488% due 09/25/35	296	163
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class A4A 5.151% due 10/12/42	1,500	1,267
Bear Stearns Structured Products, Inc. (Ê) Series 2007-R6 Class 1A1 5.658% due 01/26/36	485	302
Series 2007-R6 Class 2A1 5.758% due 12/26/46	252	161
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	448	436
Series 2005-A1 Class 2A2 (Ê) 5.237% due 12/25/35	1,344	1,137
Series 2006-A1 Class 1A1 (Ê) 6.019% due 09/25/36	804	610
Series 2006-S4 Class A3 6.000% due 12/25/36	779	711
Series 2006-S4 Class A4 6.000% due 12/25/36	497	485
Citigroup Commercial Mortgage Trust (Ê) Series 2006-C4 Class A3 5.725% due 03/15/49	825	598
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2004-HYB Class A2 6.380% due 02/25/34	26	21
Series 2005-3 Class 2A2B 4.687% due 08/25/35	657	449

	Principal Amount ($) or Shares	Market Value $
Series 2005-11 Class A2A 4.700% due 12/25/35	356	273
Series 2005-11 Class A3 4.900% due 12/25/35	503	395
Series 2007-AHL Class A3A 0.449% due 05/25/37	265	207
Series 2007-AR8 Class 2A1A 5.912% due 07/25/37	559	348
Series 2007-WFH Class A4 0.589% due 01/25/37	2,250	1,062
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	765	644
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	519
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	453	271
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	3,430	2,242
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 0.789% due 03/25/34	411	317
Series 2005-56 Class 4A1 (Ê) 0.699% due 11/25/35	884	434
Series 2005-59 Class 1A1 (Ê) 0.838% due 11/20/35	1,067	537
Series 2005-J8 Class 1A3 5.500% due 07/25/35	721	611
Series 2005-J12 Class 2A1 (Ê) 0.659% due 08/25/35	521	250
Series 2005-J13 Class 2A3 5.500% due 11/25/35	292	175
Series 2006-9T1 Class A7 6.000% due 05/25/36	347	214
Series 2006-43C Class 1A7 6.000% due 02/25/37	195	113
Series 2006-J2 Class A3 6.000% due 04/25/36	530	376
Series 2007-J2 Class 2A1 6.000% due 07/25/37	696	369
Series 2007-OA6 Class A1B (Ê) 0.589% due 06/25/37	652	263
Series 2007-OA7 Class A1A (Ê) 0.569% due 05/25/47	632	262
Countrywide Asset-Backed Certificates (Ê) Series 2006-IM1 Class A2 0.629% due 04/25/36	4,574	2,678
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê) 0.789% due 09/25/34	256	101
Series 2004-22 Class A3 (Ê) 4.786% due 11/25/34	404	286
Series 2004-HYB Class 1A1 (Ê) 4.729% due 02/20/35	932	660

140	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 1A2 (Ê) 0.679% due 04/25/35	134	66
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	129	77
Series 2005-R3 Class AF (Ê)(Þ) 0.789% due 09/25/35	877	675
Series 2006-HYB Class 2A1A (Ê) 5.699% due 05/20/36	648	366
Series 2006-OA4 Class A1 (Ê) 3.215% due 04/25/46	376	127
Series 2007-18 Class 2A1 6.500% due 11/25/37	608	390
Series 2007-HY1 Class 1A2 (Ê) 5.677% due 04/25/37	309	88
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	162	154
Series 2005-9 Class 2A1 5.500% due 10/25/35	1,174	791
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	4,361
Credit Suisse Mortgage Capital Certificates Series 2006-C1 Class AAB 5.552% due 02/15/39	1,220	991
Series 2006-C2 Class A1 5.250% due 03/15/39	754	730
Series 2006-C2 Class A2 5.658% due 03/15/39	1,120	858
Series 2006-TFL Class A1 (Ê)(Þ) 0.453% due 04/15/21	174	141
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	1,372
Series 2007-C3 Class A4 5.723% due 06/15/39	2,265	1,238
Series 2007-C5 Class A3 5.694% due 09/15/40	545	365
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	733
Series 2008-C1 Class A3 (Ê) 6.218% due 02/15/41	1,570	988
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2005-AR1 Class 2A3 4.964% due 08/25/35	1,060	707
Series 2007-OA2 Class A1 2.823% due 04/25/47	4,338	1,890
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 (Ê) 5.098% due 06/26/35	920	455
Downey Savings & Loan Association (Ê) Mortgage Loan Trust Series 2004-AR3 Class 1A1B 4.561% due 07/19/44	139	42
Series 2005-AR6 Class 2A1A 0.624% due 10/19/45	755	384

	Principal Amount ($) or Shares	Market Value $
Fannie Mae 7.000% due 2011	5	5
8.000% due 2011	1	1
5.190% due 2012	732	755
7.000% due 2012	2	2
5.500% due 2013	6	7
6.500% due 2013	36	38
5.500% due 2014	16	17
6.500% due 2015	15	16
7.000% due 2015	10	10
5.500% due 2016	3	3
6.000% due 2016	122	127
6.500% due 2016	86	89
9.000% due 2016	1	1
5.500% due 2017	166	170
6.000% due 2017	1,010	1,051
6.500% due 2017	208	217
7.500% due 2017	1	1
8.500% due 2017	3	4
4.500% due 2018	2,579	2,630
5.000% due 2018	2,347	2,415
5.500% due 2018	1,967	2,037
6.500% due 2018	250	260
4.500% due 2019	727	740
5.000% due 2019	9,830	10,096
6.500% due 2019	122	127
4.000% due 2020	1,566	1,578
4.500% due 2020	602	614
5.000% due 2020	9,010	9,244
6.500% due 2020	49	52
4.000% due 2021	351	353
5.000% due 2021	676	693
5.500% due 2021	19	20
6.000% due 2021	1,231	1,281
5.500% due 2022	1,397	1,441
8.000% due 2024	91	97
8.500% due 2024	18	21
9.000% due 2024	3	4
7.000% due 2025	15	15
8.000% due 2025	1	1
8.500% due 2025	25	26
6.000% due 2026	355	367
7.000% due 2026	23	25
9.000% due 2026	4	5
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	423	446
6.500% due 2029	1,219	1,280
7.000% due 2029	103	110
6.500% due 2030	8	8
8.000% due 2030	114	122
6.500% due 2031	127	134
8.000% due 2031	88	94
5.500% due 2032	58	60
6.000% due 2032	1,221	1,266
6.500% due 2032	1,480	1,554
7.000% due 2032	719	760

Russell Investment Grade Bond Fund	141

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.000% due 2032	4	4
3.823% due 2033 (Ê)	370	374
4.500% due 2033	5,939	5,995
4.573% due 2033 (Ê)	158	158
5.000% due 2033	3,671	3,748
5.500% due 2033	17,427	17,904
6.000% due 2033	964	999
6.500% due 2033	771	809
7.000% due 2033	182	192
4.500% due 2034	1,356	1,367
5.000% due 2034	2,034	2,075
5.500% due 2034	24,411	25,059
6.000% due 2034	8,374	8,665
6.500% due 2034	792	829
4.238% due 2035 (Ê)	430	434
4.251% due 2035 (Ê)	286	288
4.252% due 2035 (Ê)	606	611
4.253% due 2035 (Ê)	233	235
4.256% due 2035 (Ê)	286	289
4.264% due 2035 (Ê)	283	285
4.273% due 2035 (Ê)	232	234
4.278% due 2035 (Ê)	1,707	1,721
4.374% due 2035 (Ê)	485	489
4.500% due 2035	799	805
4.667% due 2035 (Ê)	1,855	1,883
4.801% due 2035 (Ê)	292	297
4.830% due 2035 (Ê)	533	538
5.000% due 2035	9,138	9,310
5.500% due 2035	8,356	8,578
6.000% due 2035	5,811	6,012
5.000% due 2036	1,206	1,227
5.500% due 2036	7,211	7,381
6.000% due 2036	11,993	12,372
6.500% due 2036	4,257	4,441
7.000% due 2036	169	178
5.500% due 2037	19,585	20,079
5.559% due 2037 (Ê)	686	710
5.581% due 2037 (Ê)	812	841
5.856% due 2037 (Ê)	182	190
6.000% due 2037	1,158	1,195
6.500% due 2037	7,519	7,826
5.000% due 2038	18,990	19,326
5.500% due 2038	12,907	13,230
6.000% due 2038	2,596	2,678
6.500% due 2038	557	581
3.022% due 2044 (Ê)	143	142
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	863	110
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,986	193
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	2,207	213
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	2,415	246

	Principal Amount ($) or Shares	Market Value $
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	655	72
15 Year TBA (Ï) 4.500%	2,520	2,555
5.000%	1,695	1,734
5.500%	7,385	7,609
30 Year TBA (Ï) 4.500%	5,939	5,978
5.000%	49,000	49,761
5.500%	96,043	98,224
6.000%	62,950	64,878
6.500%	9,755	10,156
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 0.629% due 05/25/32	570	496
Series 2003-T4 Class 1A 0.499% due 09/26/33	145	96
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	182	192
Series 1999-56 Class Z 7.000% due 12/18/29	332	349
Series 2003-21 Class M 5.000% due 02/25/17	20	20
Series 2003-32 Class FH (Ê) 0.789% due 11/25/22	199	196
Series 2003-35 Class FY (Ê) 0.789% due 05/25/18	982	969
Series 2003-37 Class HY 5.000% due 12/25/16	432	441
Series 2003-78 Class FI (Ê) 0.789% due 01/25/33	470	463
Series 2004-21 Class FL (Ê) 0.739% due 11/25/32	222	217
Series 2005-65 Class FP (Ê) 0.639% due 08/25/35	265	263
Series 2006-5 Class 3A2 (Ê) 4.668% due 05/25/35	84	85
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	206	167
Series 2007-73 Class A1 (Ê) 0.449% due 07/25/37	723	641
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	53	54
Series 2003-W5 Class A (Ê) 0.609% due 04/25/33	198	178
Series 2003-W9 Class A (Ê) 0.629% due 06/25/33	303	213
Series 2004-W2 Class 5AF (Ê) 0.739% due 03/25/44	382	360
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 3.456% due 02/25/45	56	50

142	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FHA Project Citi 68 NP 7.430% due 01/01/21	72	72
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.308% due 09/25/34	278	189
Series 2006-AA5 Class A2 (Ê) 6.507% due 09/25/36	481	119
Series 2006-AA7 Class A1 (Ê) 6.519% due 01/25/37	2,287	1,176
Series 2006-FA3 Class A6 6.000% due 07/25/36	418	260
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.538% due 10/25/35	226	188
Freddie Mac 6.000% due 2010	15	15
7.000% due 2010	22	23
8.000% due 2010	6	6
6.000% due 2011	51	54
7.000% due 2011	4	4
8.000% due 2011	5	6
8.000% due 2012	3	3
6.000% due 2013	17	19
7.000% due 2014	16	17
12.000% due 2014	12	12
6.000% due 2016	248	259
9.000% due 2016	65	70
6.000% due 2017	399	416
8.000% due 2017	12	13
4.500% due 2018	1,223	1,245
5.000% due 2018	712	735
4.500% due 2019	705	718
5.000% due 2019	578	593
5.500% due 2019	705	729
4.500% due 2020	278	282
5.500% due 2020	1,908	1,973
6.000% due 2022	32	33
9.000% due 2024	5	5
6.500% due 2025	12	13
8.000% due 2025	12	13
9.000% due 2025	8	8
9.000% due 2026	2	2
5.328% due 2027 (Ê)	20	21
6.500% due 2027	2	2
8.500% due 2027	48	51
6.500% due 2028	151	159
6.500% due 2029	263	277
5.376% due 2030 (Ê)	9	9
6.500% due 2031	399	419
5.500% due 2032	3,696	3,799
6.000% due 2032	35	36
6.500% due 2032	470	493
7.000% due 2032	388	411
7.500% due 2032	42	44
5.000% due 2033	916	934
5.500% due 2033	5,110	5,248
6.000% due 2033	12	12

	Principal Amount ($) or Shares	Market Value $
6.500% due 2033	216	227
4.500% due 2034	303	305
4.884% due 2034 (Ê)	145	144
5.000% due 2034	3,314	3,378
5.500% due 2034	2,067	2,122
6.000% due 2034	210	218
6.500% due 2034	181	189
5.000% due 2035	1,164	1,184
5.500% due 2035	566	580
6.000% due 2035	490	508
5.000% due 2036	6,378	6,489
5.500% due 2036	2,077	2,131
5.871% due 2036 (Ê)	292	303
5.926% due 2036 (Ê)	591	613
5.968% due 2036 (Ê)	436	451
6.000% due 2036	2,473	2,556
6.112% due 2036 (Ê)	697	722
5.000% due 2037	1,905	1,937
5.473% due 2037 (Ê)	338	350
5.500% due 2037	1,399	1,433
5.525% due 2037 (Ê)	1,023	1,054
5.667% due 2037 (Ê)	1,636	1,693
5.687% due 2037 (Ê)	1,353	1,397
5.702% due 2037 (Ê)	214	221
5.723% due 2037 (Ê)	535	552
5.752% due 2037 (Ê)	447	463
5.806% due 2037 (Ê)	442	459
5.813% due 2037 (Ê)	2,150	2,226
5.844% due 2037 (Ê)	151	157
5.873% due 2037 (Ê)	226	234
5.881% due 2037 (Ê)	487	506
5.893% due 2037 (Ê)	478	496
6.000% due 2037	848	875
6.091% due 2037 (Ê)	1,517	1,572
5.002% due 2038 (Ê)	654	670
5.500% due 2038	10,196	10,442
6.000% due 2038	10,364	10,704
15 Year TBA (Ï) 5.000%	2,500	2,556
30 Year TBA (Ï) 5.000%	1,260	1,279
5.500%	34,253	35,005
6.000%	10,860	11,206
6.500%	230	240
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	28	29
Series 1998-210 Class ZM 6.000% due 12/15/28	525	552
Series 2000-226 Class F (Ê) 0.783% due 11/15/30	9	9
Series 2001-229 Class KF (Ê) 0.639% due 07/25/22	291	288
Series 2003-262 Class AB 2.900% due 11/15/14	300	300
Series 2004-277 Class UF (Ê) 0.755% due 06/15/33	515	508
Series 2004-281 Class DF (Ê) 0.905% due 06/15/23	405	398

Russell Investment Grade Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-294 Class FA (Ê) 0.625% due 03/15/20	735	716
Series 2005-295 Class NA 4.250% due 09/15/24	223	224
Series 2005-299 Class KF (Ê) 0.855% due 06/15/35	403	398
Series 2005-301 Class IM 5.500% due 01/15/31	404	25
Series 2005-305 Class JF (Ê) 0.755% due 10/15/35	314	310
Series 2006-323 Class PA 6.000% due 03/15/26	741	754
Series 2007-333 Class AF (Ê) 0.605% due 10/15/20	4,562	4,462
Series 2007-333 Class BF (Ê) 0.605% due 07/15/19	1,072	1,049
Series 2007-333 Class FT (Ê) 0.605% due 08/15/19	2,558	2,503
Series 2007-334 Class FA (Ê) 0.685% due 02/15/19	3,100	3,032
Series 2008-345 Class MB 4.500% due 06/15/23	4,705	4,565
GE Capital Commercial Mortgage Corp. Series 2006-C1 Class A4 (Ê) 5.337% due 03/10/44	1,145	850
Series 2007-C1 Class A4 5.543% due 12/10/49	250	152
Ginnie Mae I
6.500% due 2010	1	1
7.000% due 2011	4	4
9.500% due 2016	2	2
8.000% due 2017	4	5
10.500% due 2020	6	7
8.000% due 2022	16	17
8.500% due 2022	10	10
8.500% due 2024	8	9
8.000% due 2025	16	17
9.000% due 2025	9	10
8.000% due 2026	67	71
7.000% due 2029	4	5
8.000% due 2029	38	39
8.500% due 2029	20	22
8.000% due 2030	25	26
8.500% due 2030	17	18
7.000% due 2031	314	335
7.000% due 2032	74	79
5.000% due 2033	2,424	2,481
7.000% due 2033	16	16
5.000% due 2035	393	402
6.000% due 2035	3,253	3,354
30 Year TBA (Ï)
5.500%	1,420	1,455
6.000%	2,950	3,035
Ginnie Mae II
5.125% due 2027 (Ê)	32	32
4.625% due 2030 (Ê)	101	101
5.375% due 2030 (Ê)	15	16
7.500% due 2032	9	10

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2005-AR6 Class 3A1 (Ê) 5.297% due 11/19/35	781	637
Government National Mortgage Association (Ê) Series 1999-40 Class FE 0.879% due 11/16/29	655	652
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 0.469% due 10/25/46	1,102	907
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 5.514% due 10/25/33	254	203
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,745	1,584
Series 2005-GG5 Class A41 5.243% due 04/10/37	695	638
Series 2006-GG7 Class A4 5.914% due 07/10/38	725	503
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	600	540
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	880
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	449
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 0.789% due 06/25/34	826	611
GSR Mortgage Loan Trust (Ê) Series 2004-5 Class 1A3 2.680% due 05/25/34	269	156
Series 2004-7 Class 4A1 4.846% due 06/25/34	59	47
Series 2005-AR7 Class 6A1 5.243% due 11/25/35	562	384
Harborview Mortgage Loan Trust (Ê) Series 2004-4 Class 3A 1.198% due 06/19/34	159	73
Series 2005-4 Class 3A1 5.143% due 07/19/35	374	227
Series 2005-14 Class 3A1A 5.301% due 12/19/35	185	101
Series 2006-2 Class 1A 5.547% due 02/25/36	861	598
Series 2006-3 Class 1A1A 6.340% due 06/19/36	4,967	2,594
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 0.749% due 10/25/34	235	135
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.709% due 03/25/36	725	335

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indymac India Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.178% due 11/25/37	239	156
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 (Ê) 5.383% due 03/25/35	828	599
Series 2005-AR1 Class A2 5.099% due 09/25/35	270	143
Series 2006-AR2 Class 1A1B (Ê) 0.599% due 04/25/46	914	381
Series 2006-AR2 Class A2 (Ê) 0.469% due 11/25/36	90	82
Series 2006-AR3 Class 2A1A (Ê) 6.298% due 03/25/36	6,648	3,225
Series 2007-AR5 Class 1A1 (Ê) 6.201% due 05/25/37	2,065	1,011
Indymac Loan Trust (Ê) Series 2005-L1 Class A 0.589% due 06/25/10	435	302
Series 2005-L2 Class A1 0.609% due 01/25/11	547	361
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 5.937% due 05/25/36	2,949	1,621
Series 2006-A4 Class A4 (Ê) 0.459% due 09/25/36	308	284
Series 2006-S4 Class A1B (Ê) 0.469% due 12/25/36	815	787
Series 2007-A2 Class 12A2 (Ê) 0.489% due 06/25/37	1,267	973
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class A2 3.837% due 01/12/39	875	803
Series 2004-LN2 Class A1 4.475% due 07/15/41	594	564
Series 2005-CB1 Class A4 4.895% due 09/12/37	160	128
5.280% due 01/12/43 (Ê)	200	163
Series 2005-FL1 Class A1 (Ê)(Þ) 0.443% due 02/15/19	100	92
Series 2005-LDP Class A3 4.959% due 08/15/42	885	721
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,737
Series 2005-LDP Class A4 4.918% due 10/15/42	690	552
5.179% due 12/15/44	645	524
Series 2006-CB1 Class A3A (Þ) 5.491% due 12/12/44	1,765	1,412
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	761
5.552% due 05/12/45	785	558
Series 2006-CB1 Class ASB 5.506% due 12/12/44	470	385
Series 2006-LDP Class A3 5.336% due 05/15/47	485	309

	Principal Amount ($) or Shares	Market Value $
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	609
Series 2006-LDP Class A4 5.875% due 04/15/45	1,580	1,167
5.399% due 05/15/45	1,055	695
Series 2007-CB1 Class A2 5.747% due 02/12/49	595	455
Series 2007-CB2 Class ASB 5.688% due 11/12/16	1,165	850
Series 2007-LD1 Class A2 5.827% due 02/15/51	2,550	1,940
Series 2007-LD1 Class A4 5.819% due 06/15/49	1,470	909
5.882% due 02/15/51	1,960	1,259
Series 2007-LDP Class A2 5.434% due 01/15/49	4,150	2,573
Series 2007-LDP Class A3 5.420% due 01/15/49	2,870	1,727
Series 2008-C2 Class A1 5.017% due 02/12/51	418	387
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	780
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 (Ê) 4.587% due 07/25/34	756	617
Series 2005-A1 Class 6T1 (Ê) 5.022% due 02/25/35	424	346
Series 2005-A2 Class 3A1 (Ê) 4.897% due 04/25/35	28	26
Series 2006-A2 Class 1A1 (Ê) 5.469% due 04/25/36	1,344	1,170
Series 2007-A1 Class 3A2 (Ê) 5.003% due 07/25/35	4,742	3,328
Series 2007-A4 Class 3A1 (Ê) 5.884% due 06/25/37	1,680	1,299
Series 2007-S3 Class 1A35 6.000% due 07/25/37	334	177
LB-UBS Commercial Mortgage Trust (Ê) Series 2001-C3 Class A1 6.058% due 06/15/20	86	86
Series 2005-C3 Class A5 4.739% due 07/15/30	820	684
Series 2005-C3 Class AAB 4.664% due 07/15/30	1,000	846
Series 2005-C5 Class A4 4.954% due 09/15/30	1,700	1,418
Series 2006-C4 Class A4 5.882% due 06/15/38	400	309
Series 2007-C6 Class A4 5.858% due 07/15/40	695	434
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Å)(Ø) Series 2006-LLF Class A1 0.535% due 09/15/21	66	51
Lehman Mortgage Trust Series 2005-3 Class 1A3 (Ø) 5.500% due 01/25/36	1,181	822

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman XS Trust (Ê)(Ø) Series 2005-5N Class 1A1 0.689% due 11/25/35	553	256
Series 2005-7N Class 1A1B 0.689% due 12/25/35	420	123
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.788% due 11/21/34	141	137
Series 2006-2 Class 3A1 4.845% due 01/25/36	1,081	840
Series 2006-OA2 Class 1A1 3.056% due 12/25/46	470	165
Series 2007-3 Class 12A1 0.589% due 05/25/47	1,575	612
Mastr Alternative Loans Trust Series 2003-4 Class B1 (Ê) 5.689% due 06/25/33	388	315
Series 2004-10 Class 5A6 5.750% due 09/25/34	640	508
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.789% due 09/25/33	575	516
Series 2003-11 Class 6A8 (Ê) 0.889% due 12/25/33	639	572
Series 2004-4 Class 2A2 (Ê) 0.839% due 04/25/34	556	536
Series 2005-1 Class 1A1 (Þ) 6.000% due 08/25/34	481	472
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,265	1,001
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.599% due 02/25/36	244	130
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	442	431
Series 2006-C1 Class A4 (Ê) 5.657% due 05/12/39	660	496
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A2 5.291% due 07/12/46	1,820	1,531
Series 2007-5 Class A4 5.378% due 08/12/48	485	248
Series 2007-8 Class A3 5.957% due 08/12/49	1,915	1,321
Series 2007-8 Class ASB 5.890% due 08/12/49	810	595
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 1.998% due 04/25/29	128	82
Series 2005-2 Class 3A 1.389% due 10/25/35	132	97
Series 2005-3 Class 4A 0.639% due 11/25/35	76	54
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	959

	Principal Amount ($) or Shares	Market Value $
Series 2005-HQ6 Class A4A 4.989% due 08/13/42	530	440
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	807
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	247
Series 2006-HQ8 Class A4 (Ê) 5.386% due 03/12/44	1,025	767
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	689
Series 2007-HQ1 Class A4 5.632% due 04/12/49	1,045	645
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	260
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 (Ê) 5.773% due 03/25/36	963	481
Novastar Home Equity Loan (Ê) Series 2007-1 Class A2A1 0.489% due 03/25/37	1,099	988
Novastar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 0.579% due 09/25/46	788	329
Prime Mortgage Trust Series 2004-CL1 Class 1A2 (Ê) 0.789% due 02/25/34	136	118
Series 2004-CL1 Class 2A2 (Ê) 0.789% due 02/25/19	24	23
Series 2006-DR1 Class 2A1 (Þ) 5.500% due 05/25/35	2,108	1,350
Series 2006-DR1 Class 2A2 (Þ) 6.000% due 05/25/35	1,843	1,192
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 0.989% due 04/25/34	221	180
Series 2004-QS8 Class A4 (Ê) 0.789% due 06/25/34	426	352
Series 2005-QA1 Class 2A1 (Ê) 5.812% due 12/25/35	1,186	679
Series 2005-QA1 Class A41 (Ê) 5.669% due 09/25/35	791	460
Series 2005-QA8 Class NB3 (Ê) 5.485% due 07/25/35	493	331
Series 2005-QO3 Class A1 (Ê) 0.789% due 10/25/45	883	403
Series 2006-QA1 Class A21 (Ê) 5.950% due 01/25/36	2,479	1,267
Series 2006-QO7 Class 3A2 (Ê) 0.594% due 09/25/46	1,340	356
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	1,092	654
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 0.969% due 06/25/33	167	97
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.839% due 02/25/34	506	413

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A5 Class 2A3 6.000% due 05/25/37	334	195
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 0.839% due 11/25/18	638	632
Series 2003-S14 Class A5 0.789% due 07/25/18	667	468
Series 2003-S20 Class 1A7 0.971% due 12/25/33	239	228
Series 2006-SA4 Class 2A1 6.125% due 11/25/36	1,232	685
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY Class A2 4.467% due 03/18/36	1,068	1,014
Series 2003-UP2 Class A1 4.000% due 12/25/18	228	209
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 3.885% due 05/20/34	374	228
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	61	64
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.709% due 10/25/35	501	237
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.609% due 07/19/35	282	212
Structured Asset Securities Corp. Series 2003-26A Class 3A5 (Ê) 4.965% due 09/25/33	756	549
Series 2004-21X Class 1A3 4.440% due 12/25/34	604	586
Series 2006-11 Class A1 (Þ)(Ê) 5.057% due 10/25/35	236	168
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 1.069% due 04/25/43	111	97
Series 2006-3 Class A3 (Ê) 0.499% due 06/25/46	1,452	1,426
Series 2006-6 Class A1 (Ê) 0.499% due 11/25/46	361	300
Series 2007-4 Class 2A1 (Ê) 6.209% due 09/25/37	837	636
Series 2007-4 Class 3A1 (Ê) 6.201% due 09/25/37	716	560
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	921	889
Series 2005-C22 Class A3 5.285% due 12/15/44	2,435	2,101

	Principal Amount ($) or Shares	Market Value $
Series 2006-WL7 Class A1 (Ê)(Þ) 0.545% due 09/15/21	176	124
Series 2007-C33 Class A2 (Ê) 5.857% due 02/15/51	1,700	1,298
Series 2007-WHL Class A1 (Ê)(Þ) 0.413% due 06/15/20	150	107
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 0.939% due 10/25/33	528	495
Series 2005-AR1 Class 1A1 (Ê) 4.834% due 10/25/35	570	466
Series 2005-AR1 Class A1A1 (Ê) 0.679% due 10/25/45	677	371
Series 2005-AR6 Class B3 (Ê) 1.049% due 04/25/45	455	36
Series 2007-HY3 Class 4B1 (Ê) 5.339% due 03/25/37	408	141
Series 2007-HY4 Class 1A1 (Ê) 5.503% due 04/25/37	408	232
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	243
Series 2007-OA2 Class 2A (Ê) 2.753% due 01/25/47	498	170
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2005-AR1 Class A1A2 0.669% due 11/25/45	722	256
0.679% due 12/25/45	377	175
Series 2006-AR1 Class 1A1A 3.123% due 01/25/46	403	158
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.951% due 01/25/35	584	482
Series 2006-2 Class 2A3 5.500% due 03/25/36	859	761
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	568	387
Series 2006-AR7 Class 2A4 (Ê) 5.606% due 05/25/36	948	704
Series 2006-AR8 Class 2A3 5.240% due 04/25/36	222	171
Series 2007-8 Class 1A16 6.000% due 07/25/37	897	583
Series 2007-10 Class 2A5 6.250% due 07/25/37	416	379
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 0.519% due 08/25/36	700	670

		803,120

Municipal Bonds - 0.7%
New York State Housing Finance Agency Revenue Bonds 5.000% due 03/15/32	6,300	6,123

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		290	187
State of Texas General Obligation Unlimited 4.750% due 04/01/35		300	277
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		90	67
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		495	296

			6,950

Non-US Bonds - 0.2%
Bundesrepublik Deutschland Series 04 3.750% due 01/04/15	EUR	1,040	1,403
Canadian Government Bond 4.000% due 12/01/31	CAD	175	185
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	723

			2,311

United States Government Agencies - 3.4%
Fannie Mae 4.750% due 04/19/10		3,765	3,918
6.125% due 03/15/12 (Ñ)		3,510	3,929
5.250% due 08/01/12 (Ñ)		330	341
4.750% due 11/19/12 (Ñ)		945	1,031
4.375% due 03/15/13 (Ñ)		480	519
3.875% due 07/12/13		1,605	1,697
4.625% due 10/15/14 (Ñ)		1,170	1,280
5.375% due 06/12/17 (Ñ)		95	105
6.625% due 11/15/30 (Ñ)		255	327
6.210% due 08/06/38		275	322
Federal Farm Credit Bank 5.125% due 08/25/16		830	920
Federal Home Loan Bank 3.625% due 09/16/11 (Ñ)		815	850
5.375% due 05/15/19		315	341
5.125% due 08/15/19		330	344
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21		1,070	1,168
Federal Home Loan Banks Series VB15 5.000% due 12/21/15		895	1,006
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10 (Ñ)		1,820	1,927
2.500% due 01/07/14		405	404
5.000% due 12/14/18 (Ñ)		400	377
5.625% due 11/23/35 (Ñ)		1,240	1,228

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association 3.125% due 04/01/11	375	376
4.350% due 05/29/13	1,410	1,425
Zero coupon due 07/05/14	1,235	1,023
5.000% due 04/26/17	1,315	1,328
5.625% due 07/15/37	80	90
Freddie Mac 3.875% due 06/29/11 (Ñ)	1,050	1,102
4.750% due 03/05/12	735	787
5.050% due 01/26/15	690	768
4.750% due 01/19/16 (Ñ)	360	396
5.000% due 02/16/17 (Ñ)	600	649
5.000% due 04/18/17 (Ñ)	3,400	3,697
5.500% due 08/23/17 (Ñ)	830	930
4.875% due 06/13/18 (Ñ)	605	658
6.750% due 03/15/31 (Ñ)	90	118
Tennessee Valley Authority 6.150% due 01/15/38	345	415

		35,796

United States Government Treasuries - 6.1%
United States Treasury (Ñ) Principal Only STRIP Zero coupon due 11/15/21	5,506	3,262
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Ñ)	56	54
4.500% due 11/15/15 (Ñ)	4,625	5,292
2.000% due 01/15/16 (Æ)(Ñ)	2,877	2,859
2.500% due 07/15/16 (Æ)(Ñ)	516	530
2.625% due 07/15/17 (Æ)(Ñ)	205	215
2.375% due 01/15/25 (Æ)(Ñ)	9,952	9,728
2.000% due 01/15/26 (Ñ)	396	367
2.375% due 01/15/27 (Ñ)	380	372
1.750% due 01/15/28 (Æ)(Ñ)	9,949	8,854
3.875% due 04/15/29	1,941	2,317
United States Treasury Notes 4.875% due 04/30/11 (Ñ)	510	555
1.125% due 01/15/12 (Ñ)	100	100
4.750% due 01/31/12 (Ñ)	4,460	4,911
3.500% due 05/31/13	1,435	1,549
1.750% due 01/31/14	12,670	12,599
12.500% due 08/15/14 (Ñ)	155	165
4.125% due 05/15/15 (Ñ)	1,780	1,983
4.250% due 11/15/17	375	417
3.500% due 02/15/18	940	991
8.125% due 08/15/21 (Ñ)	65	93
7.125% due 02/15/23 (Ñ)	810	1,094
6.250% due 08/15/23 (Ñ)	1,035	1,309
6.875% due 08/15/25 (Ñ)	2,690	3,743
6.375% due 08/15/27 (Ñ)	390	519
5.000% due 05/15/37 (Ñ)	420	518

		64,396

Total Long-Term Investments (cost $1,353,323)		1,236,842

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 0.0%
Financial Services - 0.0%
Federal Home Loan Mortgage Corp.	27,050	27
Federal National Mortgage Association (Ñ)	18,750	20

Total Common Stocks (cost $1,145)		47

Preferred Stocks - 0.8%
Auto and Transportation - 0.0%
General Motors Corp.	31,725	114

Financial Services - 0.8%
American International Group, Inc.	32,300	291
Bank of America Corp.	1,400	706
DG Funding Trust (Å)	392	3,930
Federal National Mortgage Association (Ñ)	1,000	2
Preferred Blocker, Inc. (Ñ)(Þ)	26	6
Wells Fargo & Co.	5	3,100

		8,035

Total Preferred Stocks (cost $12,937)		8,149

Short-Term Investments - 12.0%
American Express Centurion Bank (Ê) Series BKNT 0.467% due 06/12/09	1,900	1,853
Anadarko Petroleum Corp. (Ê) 2.396% due 09/15/09	480	472
Banque Paribas 6.875% due 03/01/09	350	350
Bear Stearns Cos. LLC (The) (Ê) 1.353% due 07/16/09	1,900	1,891
2.263% due 08/21/09	800	795
BNP Paribas Financial, Inc. 0.480% due 03/23/09	1,975	1,974
Citigroup Funding, Inc. (Ê) 1.466% due 06/26/09	400	396
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	700	722
Citigroup, Inc. (Ê) 1.496% due 12/28/09	800	779
Clear Channel Communications, Inc. 4.250% due 05/15/09	230	212
Comcast Cable Communications LLC 6.875% due 06/15/09	200	202
Continental Airlines, Inc. Series 99A2 7.056% due 09/15/09	450	434
Countrywide Home Loans, Inc. 4.125% due 09/15/09	970	964
Series MTNK 5.625% due 07/15/09	500	499
Credit Agricole SA/London (Ê)(Þ) 2.181% due 05/28/09	400	399

	Principal Amount ($) or Shares	Market Value $
Daimler Finance NA LLC (Ê) 2.346% due 03/13/09	1,600	1,600
2.426% due 03/13/09	1,100	1,077
Deutsche Telekom International Finance BV (Ê) 1.678% due 03/23/09	900	895
Export-Import Bank of Korea (Ê) 2.901% due 06/01/09	200	200
Fannie Mae 7.000% due 06/01/09	1	1
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 02/23/09	241	241
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	2,904
Freddie Mac 8.000% due 08/01/09	1	1
8.000% due 10/01/09	1	1
General Electric Capital Corp. 3.250% due 06/15/09 (Ñ)	600	598
1.213% due 01/20/10 (Ê)	600	589
Series mtn (Ê) 1.189% due 10/26/09	300	296
Ginnie Mae I 6.500% due 06/15/09	4	4
GMAC LLC 5.625% due 05/15/09 (Ñ)	2,250	2,159
7.750% due 01/19/10 (Þ)	150	136
Goldman Sachs Group, Inc. (The) (Ê) 1.518% due 03/30/09	600	597
1.588% due 06/23/09	500	495
HSBC Bank USA NA NY (Ê) Series BKNT 2.329% due 06/10/09	800	795
HSBC Finance Corp. 4.750% due 05/15/09	1,375	1,379
1.193% due 10/21/09 (Ê)	400	382
4.125% due 11/16/09	765	761
Indymac Loan Trust (Ê)(Þ) Series 2004-L1 Class A1 0.669% due 07/25/09	4	4
International Lease Finance Corp. 4.750% due 07/01/09	675	650
Lehman Brothers Holdings, Inc. (Ø) 2.878% due 04/03/09	1,000	133
2.911% due 08/21/09	400	53
Morgan Stanley (Ê) Series GMTN 2.498% due 02/09/09	100	100
Series MTN 1.184% due 01/15/10	600	568
National Australia Bank, Ltd. (Ê)(Þ) 2.204% due 09/11/09	500	500
National Rural Utilities Cooperative Finance Corp. Zero coupon due 02/20/09	2,165	2,165
Residential Capital LLC (Ê)(Ñ) 5.253% due 05/22/09	200	164

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russell Investment Company Russell Money Market Fund	71,594,215	71,594
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.669% due 10/25/09	331	260
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	67	68
Structured Asset Securities Corp. Series 2007-BC3 Class 2A2 (Ê)(ß) 0.529% due 08/25/09	2,300	1,334
TD NA, LP (Ê)(Ñ)(Þ) 1.414% due 10/15/09	6,000	5,989
Telefonica Emisiones SAU (Ê) 1.825% due 06/19/09	800	792
Time Warner, Inc. (Ê) 1.461% due 11/13/09	400	391
United States Treasury Bills (ž)(§) 0.072% due 02/19/09 (ç)(Ñ)	260	260
0.030% due 02/26/09 (ç)(Ñ)	340	340
0.041% due 02/26/09 (ç)(Ñ)	2,120	2,120
0.096% due 02/26/09 (ç)(Ñ)	250	250
0.061% due 03/05/09 (ç)	7,890	7,890
Zero coupon due 03/12/09 (ç)(Ñ)	1,210	1,210
0.015% due 03/12/09 (ç)(Ñ)	320	320
0.002% due 03/19/09 (ç)	930	930
0.020% due 03/26/09 (ç)	540	540
0.041% due 03/26/09 (ç)	260	260
0.203% due 04/29/09	500	500
0.071% due 06/04/09 (Ñ)	310	310
Zero coupon due 08/27/09	61	60

Total Short-Term Investments (cost $129,446)		126,808

Repurchase Agreements - 0.3%
Agreement with JPMorgan Chase Securities and JPMorgan Chase Bank (Tri-Party) of $2,900 dated January 31, 2009 at 0.270% to be repurchased at $2,900 on February 2, 2009, collateralized by: $2,900 par United States Treasury Notes, valued at $2,900	2,900	2,900

Total Repurchase Agreements (cost $2,900)		2,900

	Principal Amount ($) or Shares	Market Value $

Other Securities - 7.9%
Russell Investment Company Russell Money Market Fund (×)	46,952,912	46,953
State Street Securities Lending Quality Trust (×)	38,510,432	36,759

Total Other Securities (cost $85,463)		83,712

Total Investments - 138.0% (identified cost $1,585,214)		1,458,458

Other Assets and Liabilities, Net - (38.0%)		(401,365)

Net Assets - 100.0%		1,057,093

See accompanying notes which are an integral part of the financial statements.

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	21	EUR	5,153	03/09	230
Euribor Futures (Germany)	13	EUR	3,194	06/09	144
Euro-Bund Futures (Germany)	20	EUR	2,447	03/09	(52)
Eurodollar Futures (CME)	524	USD	129,369	03/09	2,206
Eurodollar Futures (CME)	425	USD	104,906	06/09	2,158
Eurodollar Futures (CME)	230	USD	56,715	09/09	915
Eurodollar Futures (CME)	152	USD	37,411	12/09	767
Eurodollar Futures (CME)	140	USD	34,400	03/10	646
Eurodollar Futures (CME)	6	USD	1,471	06/10	30
Eurodollar Futures (CME)	6	USD	1,467	09/10	30
LIBOR Futures (UK)	23	GBP	2,829	03/09	139
Three Month Short Sterling Interest Rate Futures (UK)	47	GBP	5,780	03/09	366
Three Month Short Sterling Interest Rate Futures (UK)	29	GBP	3,572	06/09	226
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	123	12/09	6
United States Treasury Bonds	14	USD	1,774	03/09	(77)
United States Treasury 2 Year Notes	44	USD	9,575	03/09	19
United States Treasury 5 Year Notes	672	USD	79,412	03/09	1,506
United States Treasury 10 Year Notes	458	USD	56,184	03/09	(699)

Short Positions
United States Treasury Bonds	88	USD	11,150	03/09	(140)
United States Treasury 2 Year Notes	12	USD	2,612	03/09	(25)
United States Treasury 10 Year Notes	327	USD	40,114	03/09	(1,445)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					6,950

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Fannie Mae TBA
Feb 2009 101.00 Put (1)	USD	2,000	(25)

Eurodollar Futures
Mar 2009 97.50 Call (22)	USD	55	(70)
Mar 2009 97.75 Call (15)	USD	38	(39)
Mar 2009 98.00 Call (16)	USD	40	(32)
Mar 2009 98.00 Put (30)	USD	75	(2)
Mar 2009 98.25 Put (15)	USD	38	(2)
Mar 2009 98.50 Put (36)	USD	90	(9)
Mar 2009 98.88 Put (22)	USD	55	(13)
Jun 2009 96.75 Put (38)	USD	95	(3)
Jun 2009 97.25 Put (21)	USD	53	(2)

Swaptions
(Fund Pays/Fund Receives)
USD 1.800%/USD Three Month LIBOR Apr 2009 0.00 Call (2)		1,500	(2)
USD Three Month LIBOR/USD 3.500% Apr 2009 0.00 Put (2)		1,500	(10)
USD Three Month LIBOR/USD 2.750% May 2009 0.00 Put (4)		4,500	(57)
USD Three Month LIBOR/USD 2.000% Jul 2009 0.00 Put (4)		3,500	(24)

United States Treasury Bonds
Feb 2009 124.00 Put (12)	USD	12	(19)
Feb 2009 130.00 Put (8)	USD	8	(36)

United States Treasury Notes

5 Year Futures
Feb 2009 118.00 Put (38)	USD	38	(21)

10 Year Futures
Feb 2009 116.00 Call (6)	USD	6	(40)
Feb 2009 118.00 Call (40)	USD	40	(194)
Feb 2009 120.00 Call (20)	USD	20	(62)
Feb 2009 126.00 Call (11)	USD	11	(3)
Feb 2009 108.00 Put (20)	USD	20	—
Feb 2009 114.00 Put (8)	USD	8	—
Feb 2009 115.00 Put (28)	USD	28	(2)
Feb 2009 118.00 Put (25)	USD	25	(5)
Feb 2009 122.00 Put (46)	USD	46	(50)
Feb 2009 123.00 Put (2)	USD	2	(3)
Feb 2009 124.00 Put (16)	USD	16	(32)
Feb 2009 124.50 Put (17)	USD	17	(37)
Feb 2009 126.00 Put (52)	USD	52	(169)

Total Liability for Options Written (premiums received $598)			(963)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	298	CAD	356	02/03/09	(8)
USD	499	CAD	594	02/03/09	(14)
USD	840	CAD	1,063	02/03/09	27
USD	283	CAD	356	05/12/09	7
USD	473	CAD	594	05/12/09	11
USD	2,760	CNY	18,996	03/02/09	6
USD	14	EUR	10	02/02/09	—
USD	1,304	EUR	1,006	02/03/09	(16)
USD	4	GBP	2	02/02/09	(2)
USD	3,235	JPY	324,156	02/03/09	374
USD	20	MYR	71	02/12/09	—
USD	34	MYR	122	02/12/09	—
USD	60	MYR	216	02/12/09	—
USD	767	PLN	2,556	02/03/09	(33)
AUD	184	USD	124	02/20/09	7
CAD	356	USD	283	02/03/09	(7)
CAD	594	USD	473	02/03/09	(11)
CAD	1,063	USD	890	02/03/09	23
CAD	1,063	USD	840	05/12/09	(27)
CNY	2,239	USD	325	03/02/09	(1)
CNY	2,617	USD	380	03/02/09	(1)
CNY	5,899	USD	849	03/02/09	(10)
CNY	8,242	USD	1,198	03/02/09	(2)
EUR	1,006	USD	1,335	02/03/09	47
EUR	230	USD	301	02/12/09	6
EUR	484	USD	662	02/12/09	42
EUR	1,006	USD	1,301	05/12/09	14
GBP	691	USD	1,008	02/26/09	7
JPY	19,156	USD	212	02/03/09	(1)
JPY	305,000	USD	3,221	02/03/09	(174)
MYR	23	USD	7	02/12/09	—
MYR	24	USD	7	02/12/09	—
MYR	25	USD	7	02/12/09	—
MYR	25	USD	7	02/12/09	—
MYR	29	USD	8	02/12/09	—
MYR	36	USD	10	02/12/09	—
MYR	36	USD	10	02/12/09	—
MYR	97	USD	27	02/12/09	—
MYR	112	USD	31	02/12/09	—
PLN	2,556	USD	938	02/03/09	203
PLN	2,556	USD	759	05/12/09	30

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					497

See accompanying notes which are an integral part of the financial statements.

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,900	Three Month LIBOR	5.000%	12/17/28	(448)
Bank of America	USD	1,000	Three Month LIBOR	5.000%	12/17/38	(306)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	—
Barclays Bank PLC	USD	12,670	3.855%	Three Month LIBOR	10/27/14	607
Barclays Bank PLC	USD	9,950	3.340%	Three Month LIBOR	11/25/14	222
Barclays Bank PLC	USD	339	Three Month LIBOR	4.542%	11/15/21	(54)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.437%	11/15/21	(49)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(106)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(231)
Barclays Bank PLC	GBP	100	Six Month LIBOR	4.000%	12/15/36	(6)
Barclays Bank PLC	USD	3,330	Three Month LIBOR	4.015%	10/27/39	(341)
Barclays Bank PLC	USD	2,390	Three Month LIBOR	3.130%	11/25/39	150
Citibank	USD	900	Three Month LIBOR	3.000%	06/17/29	58
Citibank	USD	2,400	Three Month LIBOR	5.000%	12/17/38	(735)
Citigroup Global Markets, Inc.	USD	18,850	4.288%	Three Month LIBOR	10/30/14	1,278
Citigroup Global Markets, Inc.	USD	5,100	Three Month LIBOR	4.313%	10/30/39	(803)
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	2
Deutsche Bank	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	47
Deutsche Bank	GBP	900	5.000%	Six Month LIBOR	03/18/14	122
Deutsche Bank	GBP	2,300	5.000%	Six Month LIBOR	03/18/14	312
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	1
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	36
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	37
Goldman Sachs	GBP	200	5.000%	Six Month LIBOR	09/17/13	26
Goldman Sachs	GBP	200	Six Month LIBOR	5.500%	12/15/36	(87)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(33)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	93
Merrill Lynch	USD	3,800	4.000%	Three Month LIBOR	06/17/11	155
Merrill Lynch	USD	29,100	Three Month LIBOR	5.000%	12/17/28	(6,858)
Merrill Lynch	GBP	200	Six Month LIBOR	4.000%	12/15/35	—
Merrill Lynch	USD	900	Three Month LIBOR	5.000%	12/17/38	(275)
Morgan Stanley	USD	26,400	4.000%	Three Month LIBOR	06/17/10	652
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/17/28	(94)
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	(92)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	23
Royal Bank of Scotland	USD	5,800	4.000%	Three Month LIBOR	06/17/10	143
Royal Bank of Scotland	GBP	500	5.100%	Six Month LIBOR	09/15/13	68
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	12/17/28	(142)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(44)
Royal Bank of Scotland	GBP	500	Six Month LIBOR	4.000%	12/15/36	(32)
UBS	AUD	500	7.500%	Australian Bank Bill Short Term rates 6 month mid	03/15/10	15
UBS	AUD	5,600	7.000%	Australian Bank Bill Short Term rates 6 month mid	06/15/10	148

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $798						(6,541)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citgroupglobal Markets, Inc.	1.995%	USD	340	(0.820%	)	03/20/14	18
Berkshire Hathaway	Deutsche Bank	3.316%	USD	2,900	1.000%		03/20/13	(239)
Centex Corp.	Deutsche Bank	3.559%	USD	850	(4.400%	)	12/20/13	29
Darden Restaurants, Inc	Citgroupglobal Markets, Inc.	2.625%	USD	225	(2.730%	)	03/20/14	(1)
Darden Restaurants, Inc	Deutsche Bank	2.625%	USD	950	(2.250%	)	03/20/14	15
Gaz Capital for Gazprom	Chase Securities, Inc.	10.572%	USD	200	0.970%		12/20/12	(53)
Gaz Capital for Gazprom	Chase Securities, Inc.	10.572%	USD	200	1.020%		12/20/12	(53)
Gaz Capital for Gazprom	Morgan Stanley	10.313%	USD	100	2.180%		02/20/13	(24)
GE Capital Corp.	Deutsche Bank	4.395%	USD	1,425	1.070%		12/20/12	(155)
GE Capital Corp.	Credit Suisse First Boston	4.856%	USD	600	6.550%		12/20/10	18
GE Capital Corp.	Deutsche Bank	4.705%	USD	200	1.500%		09/20/11	(15)
GE Capital Corp.	Perishing LLC 1st Republic P.B. CNS	4.948%	USD	200	0.830%		12/20/09	(7)
GE Capital Corp.	Royal Bank of Scotland	4.943%	USD	300	1.100%		09/20/09	(7)
GE Capital Corp.	Royal Bank of Scotland	4.948%	USD	1,900	1.150%		12/20/09	(62)
Hewelett-Packard Co.	Citgroupglobal Markets, Inc.	0.650%	USD	340	(0.720%	)	03/20/14	(1)
Home Depot, Inc.	Citgroupglobal Markets, Inc.	2.041%	USD	1,095	(2.670%	)	03/20/14	(31)
Lowe’s Cos., Inc.	Citgroupglobal Markets, Inc.	1.400%	USD	1,140	(1.200%	)	03/20/14	11
Merrill Lynch & Co.	Deutsche Bank	1.823%	USD	1,000	2.200%		06/20/13	15
Metlife, Inc.	Deutsche Bank	5.662%	USD	1,500	2.050%		03/20/13	(179)
Metlife, Inc.	UBS	5.662%	USD	1,500	2.050%		03/20/13	(179)
Mexico Government International Bond	Credit Suisse First Boston	2.500%	USD	1,000	2.950%		12/20/09	4
Nordstrom, Inc.	Deutsche Bank	6.218%	USD	1,025	(2.100%	)	03/20/14	153
Prudential	Deutsche Bank	6.780%	USD	1,500	2.300%		03/20/13	(211)
Prudential	UBS	6.780%	USD	1,500	2.300%		03/20/13	(211)
Pulte Homes, Inc.	JP Morgan	2.609%	USD	1,800	(2.550%	)	12/20/13	4
Russian Federation	Morgan Stanley	8.216%	USD	1,000	0.795%		08/20/12	(213)
SLM Corp.	Citibank	10.681%	USD	900	5.600%		09/20/09	(28)
SLM Corp.	JP Morgan	7.889%	USD	900	4.300%		03/20/13	(98)
SLM Corp.	Barclays Bank PLC	10.681%	USD	100	5.100%		06/20/09	(2)
Wachovia	JP Morgan	1.391%	USD	2,700	3.020%		03/20/13	169

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($0)								(1,333)

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,750	0.090%		08/25/37	(1,795)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,500	0.760%		01/25/38	(1,647)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.170%		05/25/46	(1,146)
CMBS AAA Index	Citgroupglobal Markets, Inc.	USD	2,100	(0.350%	)	10/03/51	699
CMBS AAA Index	Citibank	USD	625	(0.350%	)	02/15/51	215
CMBS AAA Index	Credit Suisse First Boston	USD	1,350	(0.070%	)	03/15/49	355
CMBS AAA Index	Credit Suisse First Boston	USD	800	(0.080%	)	12/13/49	265
CMBS AAA Index	Credit Suisse First Boston	USD	850	(0.350%	)	02/17/51	283
CMBS AAA Index	JP Morgan	USD	3,200	(0.080%	)	12/13/49	1,061
CMBS AAA Index	JP Morgan	USD	1,890	(0.080%	)	12/13/49	627
CMBS AAA Index	JP Morgan	USD	1,890	(0.350%	)	02/17/51	629
CMBS AAA Index	JP Morgan	USD	1,350	(0.100%	)	10/12/52	221
CMBX AAA Index	JP Morgan	USD	1,520	(0.350%	)	02/17/51	506
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	599

See accompanying notes which are an integral part of the financial statements.

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	599
Dow Jones CDX Index	Chase Securities, Inc.	USD	400	1.120%		12/20/12	—
Dow Jones CDX Index	Deutsche Bank	USD	1,556	0.708%		12/20/12	14
Dow Jones CDX Index	Deutsche Bank	USD	900	1.500%		12/20/13	(18)
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	—
Dow Jones CDX Index	Goldman Sachs	USD	292	0.548%		12/20/17	2
Dow Jones CDX Index	JP Morgan	USD	681	0.553%		12/20/17	7
Dow Jones CDX Index	Merrill Lynch	USD	1,000	1.833%		06/20/12	(283)
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	(4)
Dow Jones CDX Index	Morgan Stanley	USD	5,542	0.771%		12/20/12	64

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($1,954)							1,253

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,954)							(80)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 90.9%
Asset-Backed Securities - 20.5%
American Airlines Pass Through Trust Series 01-1 6.817% due 11/23/12	370	277
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.403% due 01/15/15	1,388	1,203
Series 2007-7 Class A 0.373% due 02/17/15	3,000	2,586
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.609% due 12/25/35	78	65
Argent Securities, Inc. (Ê) Series 2006-M2 Class A2A 0.439% due 09/25/36	24	24
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 1.983% due 03/15/32	589	319
Series 2004-HE6 Class A1 0.664% due 09/25/34	160	118
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,525	1,536
Bank of America Credit Card Trust (Ê) Series 2007-A9 Class A9 0.373% due 11/17/14	1,400	1,219
Series 2008-A1 Class A1 0.913% due 04/15/13	200	188
Series 2008-A5 Class A5 1.533% due 12/16/13	5,245	4,881
Bank of America Auto Trust (Þ) Series 2008-1A Class A4 5.730% due 01/20/13	2,050	1,988
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.389% due 08/25/37	592	485
Capital Auto Receivables Asset Trust Series 2007-1 Class A4A 5.010% due 04/16/12	1,025	947
Series 2008-1 Class A4B (Ê) 1.683% due 07/15/14	1,525	1,239
Series 2008-2 Class A3A 4.680% due 10/15/12	500	459
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A (Ê) 0.413% due 09/15/15	1,365	1,149
Series 2008-A5 Class A5 4.850% due 02/18/14	2,225	2,167
Caterpillar Financial Asset Trust Series 2006-A Class A3 5.570% due 05/25/10	20	20
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	110	81

	Principal Amount ($) or Shares	Market Value $
Chase Credit Card Master Trust (Ê) Series 2002-3 Class A 0.503% due 09/15/11	620	617
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	15	15
Series 2003-3 Class 1A4 3.303% due 11/25/29	10	10
Chase Issuance Trust Series 2005-A10 Class A10 4.650% due 12/17/12	3,295	3,336
Series 2006-A3 Class A3 (Ê) 0.451% due 07/15/11	600	597
Chase Manhattan Auto Owner Trust Series 2006-A Class A3 5.340% due 07/15/10	285	286
Series 2006-A Class A4 5.360% due 01/15/13	1,700	1,709
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	275	228
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,205
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	1,202	1,205
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.869% due 12/25/31	82	56
Series 2005-1 Class AF4 5.147% due 07/25/35	655	454
Series 2005-4 Class AF3 4.456% due 10/25/35	115	93
Series 2005-7 Class AF2 4.367% due 11/25/35	63	63
Series 2006-15 Class A3 5.689% due 10/25/46	75	42
Series 2006-16 Class 2A1 (Ê) 0.439% due 12/25/46	55	53
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	1,700	1,642
Series 2007-A Class A4 5.280% due 03/08/13	1,400	1,253
Series 2008-A Class A3A 3.700% due 06/08/12	600	558
Series 2008-B Class A4A 5.320% due 11/10/14	2,000	1,557
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	4,600	4,458
Discover Card Master Trust I (Ê) Series 1996-4 Class A 0.708% due 10/16/13	775	699
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	375	253

156	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	772	724
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	1,118	860
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	86	77
Ford Credit Auto Owner Trust Series 2005-C Class B 4.520% due 09/15/10	1,000	968
Series 2007-B Class A4A 5.240% due 07/15/12	5,750	4,999
Series 2008-A Class A2 (Ê) 1.061% due 07/15/10	248	242
Series 2008-B Class A2 (Ê) 1.661% due 12/15/10	910	882
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.449% due 01/25/37	322	274
GE Capital Credit Card Master Note Trust Series 2007-3 Class A2 5.400% due 06/15/13	4,450	4,406
GE Corporate Aircraft Financing LLC (Ê)(Þ) Series 2004-1A Class B 1.239% due 01/25/18	101	75
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.429% due 08/25/36	107	101
GMAC Mortgage Corp. Loan Trust Series 2004-GH1 Class A2 4.390% due 12/25/25	353	341
Series 2007-HE2 Class A2 6.054% due 12/25/37	280	134
GSAMP Trust (Ê) Series 2004-SEA Class A2A 0.679% due 03/25/34	116	113
Series 2007-FM1 Class A2A 0.459% due 12/25/36	453	329
Harley-Davidson Motorcycle Trust Series 2006-3 Class A3 5.240% due 01/15/12	968	956
Series 2007-3 Class A4 5.520% due 11/15/13	2,000	1,899
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 0.649% due 01/20/34	265	182
Honda Auto Receivables Owner Trust Series 2006-3 Class A3 5.120% due 10/15/10	258	259
Series 2007-3 Class A4 (Ê) 0.583% due 01/18/11	500	470
Series 2008-1 Class A2 3.770% due 09/20/10	1,200	1,197

	Principal Amount ($) or Shares	Market Value $
Household Credit Card Master Note Trust I (Ê) Series 2007-1 Class A 0.383% due 04/15/13	750	653
Series 2007-2 Class A 0.883% due 07/15/13	3,860	3,327
Lehman XS Trust (Ê)(Ø) Series 2006-9 Class A1A 0.459% due 05/25/46	45	44
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.669% due 10/25/34	20	9
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.449% due 11/25/36	237	222
MBNA Credit Card Master Note Trust (Ê) Series 2006-A4 Class A4 0.323% due 09/15/11	415	412
Nissan Auto Receivables Owner Trust Series 2005-C Class A4 4.310% due 03/15/11	623	623
Series 2007-A Class A4 (Ê) 0.333% due 06/17/13	3,000	2,836
Series 2008-A Class A3 3.890% due 08/15/11	430	427
PG&E Energy Recovery Funding LLC Series 2005-1 Class A2 3.870% due 06/25/11	210	210
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	105	102
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	655	583
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	175	153
Series 2006-3 Class AF2 5.580% due 11/25/36	297	276
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.559% due 08/25/36	219	193
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 1.159% due 04/25/17	225	219
Series 2008-2 Class A1 1.459% due 01/26/15	90	89
Series 2008-7 Class A2 4.035% due 10/25/17	2,600	2,383
USAA Auto Owner Trust Series 2005-2 Class A4 4.170% due 02/15/11	1,151	1,150
Series 2006-2 Class A4 5.370% due 02/15/12	600	605
Series 2008-1 Class A3 4.160% due 04/16/12	525	523
Series 2008-2 Class A3 4.640% due 10/15/12	385	384

Russell Short Duration Bond Fund	157

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A3 4.500% due 07/20/12	2,000	1,989

		79,240

Corporate Bonds and Notes - 26.6%
Abbott Laboratories 5.600% due 05/15/11	160	171
Aetna, Inc. 7.875% due 03/01/11	200	201
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	1,500	1,350
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	202
Alltel Corp. 7.000% due 07/01/12	600	618
AMB Property, LP 6.300% due 06/01/13	650	465
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	287
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	483
American Express Credit Corp. 0.628% due 12/02/10 (Ê)	500	445
Series C 7.300% due 08/20/13	2,900	2,967
Series MTNB (Ê) 0.586% due 10/04/10	500	449
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	4,120	3,876
American International Group, Inc. 4.700% due 10/01/10	1,950	1,754
4.950% due 03/20/12	100	85
8.250% due 08/15/18 (Þ)	100	82
Ameriprise Financial, Inc. 5.350% due 11/15/10	695	650
AT&T Corp. 7.300% due 11/15/11	455	492
AT&T Mobility LLC 6.500% due 12/15/11	310	326
AT&T, Inc. 4.950% due 01/15/13	500	510
Bank of America Corp. 5.650% due 05/01/18	310	281
8.000% due 12/29/49 (Æ)(ƒ)	3,870	2,050
Bank of New York Mellon Corp. (The) 5.125% due 08/27/13	1,600	1,630
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	775	780
7.250% due 02/01/18	330	351
Best Buy Co., Inc. 6.750% due 07/15/13	205	186

	Principal Amount ($) or Shares	Market Value $
Boston Scientific Corp. 6.400% due 06/15/16	390	358
Capmark Financial Group, Inc. 1.891% due 05/10/10 (Ê)	570	323
5.875% due 05/10/12	85	32
Carolina Power & Light Co. 5.300% due 01/15/19	115	117
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	335
CIT Group, Inc. 4.250% due 02/01/10	795	731
2.219% due 03/12/10 (Ê)	1,305	1,161
1.464% due 07/28/11 (Ê)	358	270
2.425% due 02/13/12 (Ê)	830	616
Citigroup Funding, Inc. (Ê) Series 2 1.504% due 04/30/12	800	803
Citigroup, Inc. 2.386% due 05/18/10 (Ê)	1,900	1,752
5.100% due 09/29/11	1,200	1,129
5.500% due 04/11/13	700	640
3.849% due 05/15/18 (Ê)	3,840	2,742
8.400% due 04/29/49 (Æ)(ƒ)	600	219
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	254
ConocoPhillips 4.400% due 05/15/13	335	340
4.750% due 02/01/14	265	267
Constellation Brands, Inc. Series B 8.125% due 01/15/12	200	199
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	480	444
Deutsche Bank AG/London 4.875% due 05/20/13	270	264
Devon Energy Corp. 5.625% due 01/15/14	615	626
Discover Financial Services (Ê) Series WI 2.629% due 06/11/10	650	556
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	360
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	492
E*Trade Financial Corp. 12.500% due 11/30/17	478	265
EI Du Pont de Nemours & Co. 5.000% due 01/15/13	1,915	1,971
5.875% due 01/15/14	190	203
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	50	43
Financing Corp. Series 13 Zero Coupon due 06/27/13	830	724

158	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Motor Credit Co. LLC 9.875% due 08/10/11	245	182
7.250% due 10/25/11	600	427
4.010% due 01/13/12 (Ê)	300	186
Series WI 9.750% due 09/15/10	100	83
Fortune Brands, Inc. 5.125% due 01/15/11	350	350
FPL Group Capital, Inc. 5.625% due 09/01/11	240	253
General Electric Capital Corp. 4.875% due 10/21/10	3,150	3,184
General Mills, Inc. 5.650% due 09/10/12	415	430
GMAC LLC 6.000% due 12/15/11	100	67
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	750	269
Goldman Sachs Group, Inc. (The) 5.300% due 02/14/12	395	381
Hertz Vehicle Financing LLC (Þ) Series 2005-2A Class A2 4.930% due 02/25/10	167	166
HSBC Finance Corp. 6.750% due 05/15/11	1,790	1,825
IBM International Group Capital LLC 5.050% due 10/22/12	335	355
International Lease Finance Corp. 5.450% due 03/24/11	105	81
5.750% due 06/15/11	125	97
6.375% due 03/25/13	1,900	1,394
Jackson National Life Fund LLC (Ê) 2.981% due 08/06/11	2,600	2,478
John Deere Capital Corp. 4.900% due 09/09/13	650	653
JPMorgan Chase & Co. 4.850% due 06/16/11	2,540	2,578
4.750% due 05/01/13	1,840	1,826
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	405	308
JPMorgan Chase Bank NA (Ê) 2.326% due 06/13/16	1,400	1,052
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	650	293
KeyBank NA (Ê) Series BKNT 4.467% due 06/02/10	300	288
LaBranche & Co., Inc. 11.000% due 05/15/12	225	199
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	270	—
Lehman Brothers Holdings, Inc. (Ø) 1.000% due 03/05/10	950	131
2.951% due 05/25/10	800	106
1.000% due 04/05/11	10	1
Lincoln National Corp. (Ê) 2.179% due 03/12/10	320	296

	Principal Amount ($) or Shares	Market Value $
Lowe’s Cos., Inc. 5.600% due 09/15/12	1,300	1,348
M&I Marshall & Ilsley Bank (Ê) 2.051% due 06/16/10	445	409
Mandalay Resort Group 9.375% due 02/15/10	150	121
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	817
Martin Marietta Materials, Inc. (Ê) 1.324% due 04/30/10	1,300	1,150
Masco Corp. (Ê) 2.399% due 03/12/10	275	245
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	466
Merrill Lynch & Co., Inc. 1.359% due 07/25/11 (Ê)	500	448
6.150% due 04/25/13	470	454
MetLife, Inc. 6.400% due 12/15/36	90	55
Metropolitan Life Global Funding I (Þ) 5.125% due 04/10/13	4,295	4,111
Miller Brewing Co. (Þ) 5.500% due 08/15/13	445	421
Morgan Stanley (Ê) 3.338% due 05/14/10	400	381
Motorola, Inc. 5.375% due 11/15/12	300	223
Nationwide Life Global Funding I (Ê)(Þ) 2.439% due 05/19/10	1,800	1,678
2.096% due 12/14/10	575	518
Nuveen Investments, Inc. 5.000% due 09/15/10	385	231
ONEOK Partners, LP 5.900% due 04/01/12	500	482
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	483
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	839
PetroHawk Energy Corp. (Þ) 10.500% due 08/01/14	275	262
Philip Morris International, Inc. 4.875% due 05/16/13	3,630	3,731
Pricoa Global Funding I (Ê)(Þ) 1.274% due 01/30/12	200	146
1.666% due 09/27/13	200	132
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	192
Procter & Gamble Co. 4.600% due 01/15/14	1,365	1,445
Protective Life Secured Trusts (Ê) 0.566% due 11/09/10	1,600	1,363
Regions Financial Corp. (Ê) 1.636% due 06/26/12	1,200	971
Simon Property Group, LP 4.875% due 08/15/10	55	51
SLM Corp. 1.319% due 07/26/10 (Ê)	100	88

Russell Short Duration Bond Fund	159

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.389% due 10/25/11 (Ê)	200	156
8.450% due 06/15/18	320	272
Series MTNA 4.500% due 07/26/10	1,075	1,000
Sovereign Bancorp, Inc. 1.728% due 03/23/10 (Ê)	200	181
4.800% due 09/01/10	160	155
Sprint Capital Corp. 7.625% due 01/30/11	190	158
Sprint Nextel Corp. (Ê) 1.866% due 06/28/10	390	333
Sun Life Financial Global Funding, LP (Ê)(Þ) 1.619% due 07/06/11	1,300	1,113
SunTrust Banks, Inc. 5.250% due 11/05/12	2,950	2,994
Textron Financial Corp. (Ê) 2.288% due 02/25/11	1,350	1,131
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	735	712
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	588
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ) 1.386% due 12/10/49	500	5
Union Pacific Corp. 6.500% due 04/15/12	690	698
Union Planters Corp. 7.750% due 03/01/11	1,060	1,052
United Technologies Corp. 4.375% due 05/01/10	425	435
7.125% due 11/15/10	270	286
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	1,933
Viacom, Inc. 5.750% due 04/30/11	675	646
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	895	456
Wachovia Corp. 5.500% due 05/01/13	1,200	1,237
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	318
Walt Disney Co. (The) 4.500% due 12/15/13	385	397
WellPoint, Inc. 6.375% due 01/15/12	471	473
Wells Fargo & Co. 5.250% due 10/23/12	1,000	1,007
4.375% due 01/31/13	425	414
5.625% due 12/11/17	545	534
Series K (ƒ) 7.980% due 02/28/49	1,780	1,104
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	175	125
Willis NA, Inc. 5.125% due 07/15/10	230	205

	Principal Amount ($) or Shares	Market Value $
XTO Energy, Inc. 4.625% due 06/15/13	355	336

		102,581

International Debt - 5.8%
Abu Dhabi National Energy Co. (Þ) 6.600% due 08/01/13	100	98
7.250% due 08/01/18	170	153
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	194
Bank of Scotland PLC (Ê)(Þ) 2.253% due 12/08/10	600	554
Barclays Bank PLC 5.450% due 09/12/12	4,510	4,500
BP Capital Markets PLC 5.250% due 11/07/13	240	255
Catalyst Paper Corp. Series D 8.625% due 06/15/11	210	98
Credit Agricole SA/London (Ê)(Þ) 2.246% due 05/28/10	300	297
EnCana Corp. 4.750% due 10/15/13	425	391
Export-Import Bank of Korea 8.125% due 01/21/14	220	222
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	182
Gaz Capital SA (Þ) 7.510% due 07/31/13	820	684
Glitnir Banki HF (Þ) 6.375% due 09/25/12	5,420	379
Invesco, Ltd. 5.625% due 04/17/12	390	306
Israel Electric Corp., Ltd. (Þ) 9.375% due 01/28/20	295	316
Keycorp (Ê) 4.276% due 11/22/10	1,100	1,056
Koninklijke Philips Electronics NV 4.625% due 03/11/13	755	725
Korea Development Bank 8.000% due 01/23/14	320	318
Morgan Stanley (Ê) 4.209% due 03/01/13	1,700	1,690
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	215	136
7.125% due 10/15/33	100	47
Petroleos Mexicanos (Þ) 8.000% due 05/03/19	535	515
Province of Ontario Canada Series GMTN 2.625% due 01/20/12	870	865
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	70	3
Ras Laffan Liquefied Natural Gas Co., Ltd. (Þ) 8.294% due 03/15/14	180	167
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.832% due 09/30/16	500	416

160	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	5,520	4,856
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	440	280
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 7.700% due 08/07/13	1,100	929
8.700% due 08/07/18	365	277
Transocean, Ltd. 5.250% due 03/15/13	635	613
Tyco Electronics Group SA 6.000% due 10/01/12	760	704
XL Capital, Ltd. 5.250% due 09/15/14	165	105
Series E (ƒ) 6.500% due 12/31/49	530	76

		22,407

Loan Agreements - 0.1%
First Data Corp., Term Loan B 3.159% due 09/24/14	16	10
Ford Motor Co. 1.000% due 12/15/13	527	189
Newsday Corp. 9.750% due 07/09/13	275	242
OSI Restaurant Partners, LLC Term Loan B 1.000% due 06/14/14	134	62
4.240% due 06/14/14	6	3

		506

Mortgage-Backed Securities - 34.9%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 4.290% due 10/25/34	1,234	860
Series 2004-4 Class 4A 4.390% due 02/25/45	377	208
Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A2A 7.333% due 11/15/31	161	161
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	113	116
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	585	602
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	482	511
Series 2007-2 Class A2 5.634% due 04/10/49	1,005	770
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 4.153% due 05/25/35	6,126	4,970
Series 2006-2 Class 2A18 5.750% due 03/25/36	2,476	1,905
Series 2006-A Class 1A1 (Ê) 4.609% due 02/20/36	306	267

	Principal Amount ($) or Shares	Market Value $
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 2A1 5.250% due 03/25/34	672	647
Series 2004-2 Class 5A1 6.500% due 10/25/31	135	129
Series 2004-I Class 2A2 (Ê) 4.682% due 10/25/34	466	346
Series 2004-L Class 1A1 (Ê) 5.720% due 01/25/35	50	41
Series 2004-L Class 2A1 (Ê) 4.370% due 01/25/35	1,321	1,073
Series 2005-8 Class A7 5.500% due 09/25/35	307	305
Series 2005-G Class 2A1 (Ê) 4.918% due 08/25/35	305	251
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 5A1 5.429% due 04/25/33	397	338
Series 2003-8 Class 2A1 5.451% due 01/25/34	230	177
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.366% due 05/25/35	790	561
Series 2005-7 Class 22A1 5.488% due 09/25/35	49	27
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-AC3 Class A1 4.500% due 07/25/33	311	245
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A1 5.060% due 11/15/16	151	149
Series 2004-ESA Class H (Þ) 5.426% due 05/14/16	900	903
Series 2004-PWR Class A2 4.254% due 07/11/42	411	400
Series 2005-T20 Class A1 4.940% due 10/12/42	17	17
Series 2007-T26 Class A4 5.471% due 01/12/45	100	70
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.459% due 02/25/37	708	615
Bear Stearns Structured Products, Inc. (Ê) Series 2007-R6 Class 1A1 5.658% due 01/26/36	242	151
Series 2007-R6 Class 2A1 5.758% due 12/26/46	168	107
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2 7.198% due 01/15/32	27	28
Series 1999-2 Class B 7.343% due 01/15/32	100	101
Series 2000-2 Class B 7.782% due 07/15/32	415	421

Russell Short Duration Bond Fund	161

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chase Issuance Trust Series 2007-A15 Class A 4.960% due 09/17/12	2,860	2,925
Chase Mortgage Finance Corp. (Ê) Series 2007-A1 Class 8A1 4.235% due 02/25/37	827	661
Commercial Mortgage Acceptance Corp. (Ê) Series 1998-C2 Class E 7.499% due 09/15/30	490	492
Commercial Mortgage Asset Trust Series 1999-C2 Class A2 7.546% due 11/17/32	167	167
Commercial Mortgage Pass Through Certificates (Ê) Series 2001-J1A Class A2 (Þ) 6.457% due 02/14/34	87	86
Series 2006-C7 Class A2 5.690% due 06/10/46	110	96
Series 2006-C8 Class A4 5.306% due 12/10/46	400	279
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	257	244
Series 2004-12C Class 1A1 5.000% due 07/25/19	1,766	1,542
Countrywide Home Loan Mortgage Pass Through Trust (Ê) Series 2004-22 Class A3 4.786% due 11/25/34	235	167
Series 2004-HYB Class 1A1 4.729% due 02/20/35	444	314
Series 2005-HYB Class 5A1 5.250% due 02/20/36	815	437
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKP Class A3 6.439% due 12/15/35	60	59
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.658% due 03/15/39	100	75
Crown Castle Towers LLC (Þ) Series 2005-1A Class AFX 4.643% due 06/15/35	115	104
Series 2006-1A Class AFX 5.245% due 11/15/36	130	114
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2007-AR1 Class A3B 0.459% due 01/25/47	326	291
DLJ Commercial Mortgage Corp. Series 1999-CG3 Class A3 7.730% due 10/10/32	900	906
Fannie Mae
6.000% due 2010	15	15
6.500% due 2010	31	31
6.000% due 2011	49	50
6.500% due 2011	18	18
5.000% due 2013	364	372

	Principal Amount ($) or Shares	Market Value $
5.500% due 2013	337	347
6.000% due 2013	174	182
6.000% due 2014	904	944
5.500% due 2016	665	691
5.000% due 2017	60	62
5.500% due 2017	1,132	1,173
6.000% due 2017	123	126
7.000% due 2017	114	120
5.000% due 2018	1,991	2,047
5.000% due 2019	347	357
5.000% due 2020	218	224
5.000% due 2023	200	205
5.995% due 2033 (Ê)	68	70
6.000% due 2033	20	21
4.657% due 2035 (Ê)	355	360
4.669% due 2035 (Ê)	3,152	3,148
4.914% due 2035 (Ê)	21,231	21,659
6.000% due 2037	200	206
3.505% due 2041 (Ê)	557	550
3.455% due 2042 (Ê)	251	248
15 Year TBA (Ï) 5.000%	1,000	1,023
30 Year TBA (Ï) 4.500%	470	473
5.000%	3,080	3,131
5.500%	8,000	8,188
6.000%	6,660	6,860
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	435	461
Series 2001-T4 Class A1 7.500% due 07/25/41	68	72
Series 2001-T10 Class A1 7.000% due 12/25/41	102	108
Series 2001-T10 Class A2 7.500% due 12/25/41	56	60
Series 2002-T19 Class A1 6.500% due 07/25/42	802	837
Fannie Mae REMICS Series 2001-50 Class BA 7.000% due 10/25/41	124	131
Series 2003-16 Class BH 5.000% due 03/25/17	1,312	1,343
Series 2003-24 Class PU 3.500% due 11/25/15	104	104
Series 2003-63 Class GU 4.000% due 07/25/33	231	233
Series 2003-75 Class NB 3.250% due 08/25/18	299	298
Series 2007-73 Class A1 (Ê) 0.449% due 07/25/37	402	356
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 09/25/28	562	595
Series 2003-W2 Class 1A1 6.500% due 07/25/42	303	311
Series 2004-W11 Class 1A3 7.000% due 05/25/44	329	341

162	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	252	259
Series 2003-54 Class 2A 6.500% due 02/25/43	210	215
Series 2004-59 Class 1A2 7.000% due 10/25/43	856	895
Series 2005-63 Class 1A1 (Ê) 3.456% due 02/25/45	554	492
Federal National Mortgage Association 2.000% due 01/01/12	2,190	2,186
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 5.401% due 09/25/35	305	156
Freddie Mac 3.500% due 2010	135	134
4.000% due 2010	323	326
6.000% due 2010	2	2
6.000% due 2011	127	132
6.000% due 2013	55	57
5.500% due 2014	193	199
6.000% due 2014	64	66
6.000% due 2016	288	301
5.000% due 2018	374	385
6.000% due 2018	257	268
5.500% due 2029	618	636
6.000% due 2029	70	73
9.000% due 2030	415	459
6.000% due 2031	191	199
6.000% due 2033	408	425
4.914% due 2035 (Ê)	625	636
30 Year TBA (Ï) 5.500%	1,900	1,943
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	4	4
Series 2003-258 Class NS 3.250% due 09/15/15	493	493
Series 2003-261 Class JA 3.760% due 03/15/29	877	873
Series 2003-263 Class AB 4.500% due 06/15/18	970	992
Series 2003-265 Class WT 4.500% due 08/15/18	810	815
Series 2004-285 Class BA 4.500% due 02/15/20	796	809
Series 2006-314 Class LF (Ê) 0.755% due 05/15/36	508	486
Series 2007-333 Class AF (Ê) 0.605% due 10/15/20	2,245	2,195
Series 2007-333 Class BF (Ê) 0.605% due 07/15/19	357	350
Series 2007-333 Class FT (Ê) 0.605% due 08/15/19	1,705	1,669

	Principal Amount ($) or Shares	Market Value $
Series 2007-334 Class FA (Ê) 0.685% due 02/15/19	1,512	1,479
Series 2008-341 Class JB 4.500% due 02/15/23	360	356
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	420	399
Series 2001-3 Class A1 5.560% due 06/10/38	456	450
Series 2002-1A Class A3 6.269% due 12/10/35	420	404
Series 2004-C3 Class A1 3.752% due 07/10/39	167	167
Series 2005-C1 Class A1 4.012% due 06/10/48	200	199
Ginnie Mae I
30 Year TBA (Ï) 6.000%	3,000	3,086
6.500%	1,000	1,037
Ginnie Mae II (Ê) 4.625% due 2027	53	53
5.000% due 2032	79	79
Global Signal Trust (Þ) Series 2006-1 Class C 5.707% due 02/15/36	310	264
GMAC Commercial Mortgage Securities, Inc. Series 2000-C2 Class B 7.594% due 06/16/10	450	455
Series 2001-C1 Class B 6.670% due 04/15/34	25	24
Series 2004-C3 Class A4 4.547% due 12/10/41	90	84
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.173% due 05/25/35	100	72
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.799% due 08/10/45	400	239
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	848	855
Series 2007-4 Class A 4.206% due 06/15/29	953	964
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.469% due 01/25/47	555	512
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	68
GS Mortgage Securities Corp. II Series 2007-GG1 Class A1 5.690% due 08/10/45	1,199	1,117
GSMPS Mortgage Loan Trust (Þ)(Ê) Series 2005-RP1 Class 1A3 8.000% due 01/25/35	159	142

Russell Short Duration Bond Fund	163

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-RP1 Class 1A4 8.500% due 01/25/35	92	85
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	107	90
GSR Mortgage Loan Trust (Ê) Series 2004-7 Class 1A1 4.524% due 06/25/34	409	325
Series 2005-AR6 Class 2A1 4.540% due 09/25/35	634	521
Harborview Mortgage Loan Trust (Ê) Series 2005-4 Class 3A1 5.143% due 07/19/35	214	130
Series 2006-12 Class 2A11 0.556% due 01/19/38	575	518
Host Marriott Trust (Þ) Series 1999-HMT Class E 8.070% due 08/03/15	650	663
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.479% due 11/25/46	339	311
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	80	76
Series 2002-C2 Class A1 4.326% due 12/12/34	436	420
Series 2005-LDP Class A1 4.655% due 08/15/42	668	663
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	64
JP Morgan Commercial Mortgage Finance Corp. (Þ) Series 1999-PLS Class E 7.196% due 02/15/32	163	159
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.022% due 02/25/35	61	49
Series 2005-A4 Class 1A1 5.397% due 07/25/35	380	299
Series 2005-A8 Class 1A1 (Ê) 5.399% due 11/25/35	707	577
Series 2006-A6 Class 1A2 (Ê) 6.040% due 10/25/36	136	97
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class B 7.480% due 07/15/32	200	202
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.788% due 11/21/34	85	82
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.941% due 06/15/30	724	596
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1 Class A2 7.560% due 11/15/31	91	92
Series 2005-A8 Class A1B1 5.250% due 08/25/36	83	78

	Principal Amount ($) or Shares	Market Value $
Series 2005-A10 Class A (Ê) 0.599% due 02/25/36	61	32
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1 5.528% due 05/12/39	836	820
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	125
MLCC Mortgage Investors, Inc. (Ê) Series 2005-3 Class 5A 0.639% due 11/25/35	111	76
Morgan Stanley Capital I Series 1999-LIF Class A2 7.110% due 04/15/33	325	325
Series 2005-HQ6 Class A1 4.646% due 08/13/42	935	925
PNC Mortgage Acceptance Corp. Series 1999-CM1 Class A1B 7.330% due 12/10/32	268	270
Popular ABS Mortgage Pass-Through Trust Series 2005-5 Class AF2 4.973% due 11/25/35	117	115
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.789% due 02/25/34	136	118
Series 2004-CL1 Class 2A2 0.789% due 02/25/19	24	23
Residential Funding Mortgage Securities I (Ê) Series 2006-SA3 Class 3A1 6.043% due 09/25/36	572	391
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class B 6.758% due 12/18/33	75	75
Series 2003-UP2 Class A1 4.000% due 12/25/18	482	444
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 0.994% due 09/19/32	27	19
Structured Asset Securities Corp. (Ê) Series 2001-21A Class 1A1 5.221% due 01/25/32	17	14
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 0.499% due 11/25/46	481	400
Wachovia Auto Owner Trust Series 2005-B Class A4 4.840% due 04/20/11	344	343
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 Class A4 5.509% due 04/15/47	100	51
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2006-AR1 Class 1A4 5.627% due 11/25/36	146	83

164	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class 2A 4.655% due 09/25/46	553	257
Washington Mutual Mortgage Pass Through Certificates (Ê) Series 2002-AR6 Class A 3.453% due 06/25/42	98	70
Series 2002-AR9 Class 1A 3.656% due 08/25/42	246	163
Series 2003-AR7 Class A7 3.848% due 08/25/33	292	252
Series 2004-AR1 Class A2A 0.745% due 11/25/34	690	360
Series 2005-AR1 Class A1A1 0.679% due 10/25/45	169	93
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.951% due 01/25/35	628	518
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	885	696
Series 2004-EE Class 3A1 (Ê) 4.388% due 12/25/34	205	164
Series 2004-I Class 1A1 (Ê) 5.275% due 07/25/34	393	320
Series 2005-9 Class 1A1 4.750% due 10/25/35	1,788	1,651
Series 2005-AR2 Class 2A1 (Ê) 4.552% due 03/25/35	172	130
Series 2005-AR2 Class 2A2 (Ê) 4.552% due 03/25/35	624	517
Series 2005-AR4 Class 2A2 4.537% due 04/25/35	194	161
Series 2005-AR8 Class 2A1 (Ê) 4.671% due 06/25/35	153	128
Series 2006-AR1 Class 5A1 (Ê) 5.595% due 07/25/36	432	258
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	923	630
Series 2006-AR4 Class 1A1 (Ê) 5.861% due 04/25/36	150	96
Series 2006-AR4 Class 2A1 (Ê) 5.775% due 04/25/36	720	496
Series 2006-AR5 Class 2A1 (Ê) 5.547% due 04/25/36	917	550
Series 2006-AR6 Class 7A1 (Ê) 5.112% due 03/25/36	84	66

		134,539

Municipal Bonds - 0.8%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 4.485% due 10/25/38	1,798	1,460

	Principal Amount ($) or Shares	Market Value $
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 2.703% due 09/02/14	168	165
Series 2008-1 Class A4 3.811% due 09/03/24	400	352
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 3.361% due 12/01/15	600	562
Series 2008-1 Class A3 3.561% due 12/01/18	700	629

		3,168

Non-US Bonds - 1.1%
Bundesrepublik Deutschland Series 08 4.250% due 07/04/18	EUR 315	435
Bundesrepublik Deutschland 5.000% due 01/04/12	EUR 140	195
United Kingdom Gilt 5.000% due 09/07/14	GBP 475	764
5.000% due 03/07/25	GBP 346	534
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP 775	1,216
United Kingdom Treasury Gilt Bonds 5.000% due 03/07/18	GBP 655	1,043

		4,187

United States Government Agencies - 0.6%
Fannie Mae 2.500% due 04/09/10 (§)	500	507
6.250% due 02/01/11	1,290	1,356
Federal Home Loan Bank Discount Notes Series HK10 Zero Coupon due 04/27/10	313	309
Freddie Mac 4.875% due 06/13/18	100	109

		2,281

United States Government Treasuries - 0.5%
United States Treasury Inflation Indexed Bonds 2.375% due 04/15/11 (§)	4	4
2.000% due 04/15/12	85	85
1.375% due 07/15/18	947	911
United States Treasury Notes 0.875% due 12/31/10	455	455
3.750% due 11/15/18	390	420

		1,875

Total Long-Term Investments (cost $381,953)		350,784

Preferred Stocks - 0.8%
Financial Services - 0.8%
Bank of America Corp.	1,000	504
DG Funding Trust (Å)	219	2,195

Russell Short Duration Bond Fund	165

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp.	19,825	20
Federal National Mortgage Association	20,825	22
Wells Fargo & Co.	300	186

		2,927

Total Preferred Stocks (cost $4,489)		2,927

	Notional Amount $
Options Purchased - 0.4%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 3.150% Feb 2009 0.00 (1)	11,400	334
USD Three Month LIBOR/USD 3.500% Feb 2009 0.00 (1)	9,400	340
USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 (5)	31,900	925

Total Options Purchased (cost $557)		1,599

	Principal Amount ($) or Shares
Short-Term Investments - 14.0%
American Airlines Pass Through Trust Series 99-1 7.324% due 10/15/09	95	88
American General Finance Corp. Series MTNI 4.625% due 05/15/09	530	484
Ameritech Capital Funding Corp. 6.250% due 05/18/09	2,000	2,017
Anadarko Petroleum Corp. (Ê) 2.396% due 09/15/09	300	295
Associates Corp. of NA 8.550% due 07/15/09	750	762
AT&T, Inc. 4.125% due 09/15/09	110	111
Capital One Bank USA NA 5.000% due 06/15/09	530	525
Citigroup Funding, Inc. (Ê) 1.466% due 06/26/09	200	198
Comcast Cable Communications LLC 6.875% due 06/15/09	1,040	1,050
Countrywide Home Loans, Inc. 4.125% due 09/15/09	390	388
Series MTNH 6.250% due 04/15/09	1,900	1,901

	Principal Amount ($) or Shares	Market Value $
COX Communications, Inc. 4.625% due 01/15/10	420	417
Credit Agricole SA/London (Ê)(Þ) 2.181% due 05/28/09	300	299
Diageo Capital PLC 7.250% due 11/01/09	480	491
Energy Future Holdings Corp., Term Loan B (Ê) 3.906% due 02/09/09	191	132
5.888% due 02/09/09	144	100
3.909% due 02/27/09	2	1
Enterprise Products Operating LLC Series B 4.625% due 10/15/09	350	347
Fannie Mae 5.500% due 02/01/09	21	21
5.500% due 04/01/09	5	5
5.500% due 05/01/09	3	3
First Data Corp., Term Loan B 3.139% due 02/26/09	255	160
Ford Motor Credit Co. LLC 7.375% due 10/28/09	200	179
Freddie Mac 6.500% due 02/01/09	1	2
5.500% due 04/01/09	2	2
6.000% due 06/01/09	1	1
General Motors Acceptance Corp. of Canada, Ltd. (Ê) 3.805% due 05/22/09	970	777
GMAC LLC (Ê) 2.488% due 05/15/09	500	468
Goodyear Tire & Rubber Co. (The) (Ê) 6.318% due 12/01/09	410	396
HSBC Finance Corp. 4.125% due 11/16/09	1,480	1,473
ICICI Bank, Ltd. (Ê)(Þ) 1.894% due 01/12/10	1,100	1,001
Idearc Inc., Term Loan B 2.420% due 02/27/09	10	4
3.460% due 03/31/09	232	79
John Deere Capital Corp. (Ê) 1.373% due 10/16/09	1,450	1,428
Kraft Foods, Inc. 4.125% due 11/12/09	190	190
Lubrizol Corp. 4.625% due 10/01/09	560	560
Mandalay Resort Group 6.500% due 07/31/09	25	24
Marshall & Ilsley Corp. 5.626% due 08/17/09	4,850	4,843
Merrill Lynch & Co., Inc. (Ê) 4.018% due 05/20/09	2,300	2,289
MGM Mirage 6.000% due 10/01/09	245	235
National City Bank Series BKNT 4.250% due 01/29/10	650	645

166	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National City Bank (Ê) Series BKN1 2.316% due 09/09/09	250	244
OSI Restaurant Partners, LLC 2.688% due 02/27/09	1	—
Russell Investment Company Russell Money Russell Market Fund	25,975,334	25,975
Simon Property Group, LP 7.125% due 02/09/09	310	310
State of Illinois General Obligation Unlimited Notes 4.500% due 06/24/09	500	505
United States Treasury Bills (ž) 0.100% due 02/26/09 (ç)	370	370
0.040% due 02/26/09 (ç)	330	330
0.050% due 03/05/09 (ç)	50	50
0.010% due 03/12/09 (ç)	290	290
0.020% due 03/26/09 (ç)	540	540
0.050% due 03/26/09 (ç)	250	250
0.230% due 06/04/09	270	270
0.220% due 06/11/09	500	499
0.010% due 08/27/09	34	34
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	130

Total Short-Term Investments (cost $54,830)		54,188

Repurchase Agreement - 1.0%
Agreement with JPMorgan Chase Securities and JPMorgan Chase Bank (Tri-Party) of $3,700 dated January 31, 2009 at 0.270% to be repurchased at $3,700 on February 2, 2009, collateralized by: $3,700 par United States Treasury Notes, valued at $3,700.	3,700	3,700

Total Repurchase Agreement (cost $3,700)		3,700

Total Investments - 107.1% (identified cost $445,529)		413,198

Other Assets and Liabilities, Net - (7.1%)		(27,492)

Net Assets - 100.0%		385,706

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	167

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	7	EUR	1,718	03/09	77
Euribor Futures (Germany)	4	EUR	983	06/09	44
Euro-Bobl Futures (Germany)	49	EUR	5,664	03/09	17
Eurodollar Futures (CME)	233	USD	57,524	03/09	989
Eurodollar Futures (CME)	96	USD	23,697	06/09	311
Eurodollar Futures (CME)	65	USD	16,028	09/09	199
Eurodollar Futures (CME)	51	USD	12,553	12/09	88
Eurodollar Futures (CME)	50	USD	12,285	03/10	83
Eurodollar Futures (CME)	37	USD	9,068	06/10	(8)
Eurodollar Futures (CME)	37	USD	9,047	09/10	(12)
Eurodollar Futures (CME)	31	USD	7,561	12/10	(20)
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	492	03/09	30
Three Month Short Sterling Interest Rate Futures (UK)	2	GBP	246	06/09	16
United States Treasury 2 Year Notes	61	USD	13,275	03/09	(14)

Short Positions
United States Treasury 2 Year Notes	87	USD	18,933	03/09	53
United States Treasury 5 Year Notes	44	USD	5,200	03/09	24
United States Treasury 10 Year Notes	92	USD	11,286	03/09	(289)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,588

See accompanying notes which are an integral part of the financial statements.

168	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Eurodollar Futures
Mar 2009 98.00 Put (7)	18	(1)
Mar 2009 98.25 Put (6)	15	(1)
Mar 2009 98.50 Put (5)	13	(1)
Mar 2009 98.88 Put (9)	23	(6)

Swaptions
(Fund Pays/Fund Receives) USD 1.800%/USD Three Month LIBOR April 2009 0.00 Call (2)	1500	(2)
USD 3.100%/USD Six Month Euribor June 2009 0.00 Call (1)	500	(6)
USD Three Month LIBOR/USD 3.600% Feb 2009 0.00 Put (1)	500	(1)
USD Three Month LIBOR/USD 3.500% April 2009 0.00 Put (2)	1,500	(10)
USD Three Month LIBOR/USD 2.750% May 2009 0.00 Put (2)	1,000	(12)
USD Six Month Euribor/USD 4.000% June 2009 0.00 Put (2)	1,000	(9)
USD Six Month Euribor/USD 4.300% June 2009 0.00 Put (1)	500	(2)
USD Three Month LIBOR/USD 2.000% July 2009 0.00 Put (3)	2,000	(13)
USD Three Month LIBOR/USD 4.400% Aug 2009 0.00 Put (2)	1,000	(4)

Total Liability for Options Written (premiums received $63)		(68)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	169

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	62	BRL	137	02/03/09	(3)
USD	145	BRL	335	02/03/09	—
USD	204	BRL	472	02/03/09	—
USD	1,007	CNY	6,932	03/02/09	2
USD	2	EUR	—	02/02/09	(2)
USD	86	EUR	65	02/20/09	(3)
USD	197	EUR	150	02/20/09	(5)
USD	215	GBP	150	02/20/09	3
USD	424	GBP	300	02/20/09	10
USD	320	JPY	28,600	02/20/09	(2)
USD	620	JPY	55,264	02/20/09	(5)
USD	97	JPY	9,122	03/05/09	4
AUD	94	USD	63	02/20/09	4
BRL	56	USD	23	02/03/09	(1)
BRL	60	USD	25	02/03/09	(1)
BRL	356	USD	150	02/03/09	(3)
BRL	472	USD	204	02/03/09	—
BRL	335	USD	143	03/03/09	—
CAD	36	USD	29	05/26/09	—
CAD	56	USD	46	05/26/09	—
CAD	390	USD	329	05/26/09	11
CAD	465	USD	370	05/26/09	(9)
CNY	854	USD	124	03/02/09	—
CNY	1,047	USD	152	03/02/09	—
CNY	1,921	USD	277	03/02/09	(3)
CNY	3,111	USD	452	03/02/09	(1)
EUR	1	USD	—	02/02/09	(2)
EUR	87	USD	114	02/12/09	3
EUR	2,194	USD	3,001	02/12/09	192
EUR	90	USD	116	02/20/09	—
EUR	411	USD	540	02/20/09	14
EUR	500	USD	646	02/20/09	6
GBP	2,591	USD	3,773	02/20/09	19
GBP	69	USD	105	02/26/09	5
JPY	13,447	USD	150	02/20/09	—
JPY	9,237	USD	104	03/05/09	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					234

See accompanying notes which are an integral part of the financial statements.

170	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	2,400	Three Month LIBOR	5.000%	12/17/28	(566)
Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	114
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	47
Citibank	USD	900	Three Month LIBOR	3.000%	06/17/29	58
Credit Suisse First Boston	USD	900	Three Month LIBOR	4.000%	06/17/24	(63)
JP Morgan	USD	3,300	0.763%	5YR Mid Market Swap Spread	02/05/09	17
JP Morgan	EUR	200	1.948%	Consumer Price Index (France)	03/15/12	3
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	4
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	2
Merrill Lynch	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	—
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	1
Morgan Stanley	USD	1,500	4.000%	Three Month LIBOR	06/17/10	37
Royal Bank of Scotland	USD	2,000	4.000%	Three Month LIBOR	06/17/10	49
Royal Bank of Scotland	GBP	200	5.100%	Six Month LIBOR	09/15/13	27
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	—
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	86
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(20)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($117)						(201)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Goldman Sachs	4.929%	USD	300	1.380%	06/20/13	(38)
American International Group	Royal Bank of Scotland	4.929%	USD	200	1.360%	06/20/13	(26)
Brazilian Government International Bond	Barclays Bank PLC	1.066%	USD	900	0.290%	06/20/09	(3)
Ford Motor Credit Co.	Barclays Bank PLC	13.551%	USD	2,000	6.150%	09/20/12	(380)
Gaz Capital for Gazprom	Morgan Stanley	11.515%	USD	1,400	0.860%	11/20/11	(329)
GE Capital Corp.	Citibank	4.080%	USD	200	4.325%	12/20/13	2
GE Capital Corp.	Citibank	4.080%	USD	200	4.200%	12/20/13	1
GE Capital Corp.	Deutsche Bank	153.988%	USD	400	5.000%	12/20/09	(282)
GE Capital Corp.	Deutsche Bank	4.080%	USD	100	4.900%	12/20/13	3
GE Capital Corp.	Deutsche Bank	4.080%	USD	200	4.230%	12/20/13	1
GECC SP BPS	BNP Paribas	4.319%	USD	100	1.250%	03/20/13	(11)
GECC SP BPS	BNP Paribas	4.319%	USD	1,200	1.300%	03/20/13	(125)
GECC SP BRC	Barclays Bank PLC	4.319%	USD	700	1.670%	03/20/13	(64)
General Motors Acceptance Corp.	Merrill Lynch	14.196%	USD	1,000	1.850%	09/20/09	(75)
General Motors Corp.	Merrill Lynch	153.988%	USD	1,000	5.000%	12/20/09	(704)
General Motors Corp.	UBS	90.069%	USD	300	8.150%	03/20/13	(230)
Goldman Sachs Group, Inc.	Bear Stearns	3.097%	USD	500	0.820%	09/20/12	(37)
Indonesia Government International Bond	Royal Bank of Scotland	4.983%	USD	1,000	0.438%	06/20/09	(18)
Russia Government International Bond	Chase Securities, Inc.	9.942%	USD	1,000	0.275%	06/20/09	(38)
SLM Corp.	BNP Paribas	7.889%	USD	100	5.050%	03/20/13	(9)
SLM Corp.	Citibank	10.681%	USD	500	5.600%	09/20/09	(15)
Ukraine Government International Bond	HSBC	36.530%	USD	1,000	0.490%	06/20/09	(131)

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($806)							(2,508)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	171

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	Citibank	USD	500	2.144%		06/20/12	(137)
Dow Jones CDX Index	Deutsche Bank	USD	778	0.708%		12/20/12	7
Dow Jones CDX Index	Deutsche Bank	USD	200	1.500%		12/20/13	(4)
Dow Jones CDX Index	JP Morgan	USD	97	0.553%		12/20/17	1
Dow Jones CDX Index	Merrill Lynch	USD	99	(5.000%	)	06/20/13	22
Dow Jones CDX Index	Morgan Stanley	USD	396	5.000%		12/20/13	(103)
Dow Jones CDX Index	Pershing LLC 1st. Republic P.B. CNS	USD	97	0.548%		12/20/17	1

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($94)							(213)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($900)							(2,721)

See accompanying notes which are an integral part of the financial statements.

172	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 94.1%

Alabama - 0.5%
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	221
Mobile County Board of School Commissioners General Obligation Unlimited (µ)(æ)	375	5.000	03/01/12	405
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,431

				2,057

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	545
Northern TOB Securitization Corp. Revenue Bonds	845	4.625	06/01/23	665

				1,210

Arizona - 2.8%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,050
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	1,974
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	544
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,725
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,165	5.000	10/01/21	1,282
Gilbert Arizona General Obligation Unlimited	1,000	5.000	07/01/19	1,153
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	1,000	2.900	06/01/35	1,000
Scottsdale Industrial Development Authority Revenue Bonds	1,515	5.000	09/01/22	1,332

				11,060

California - 4.0%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	601
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,097
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,102
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,166
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	598
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,013
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	494
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	589
Golden State Tobacco Securitization Corp. Revenue Bonds	1,175	4.500	06/01/27	858
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	960
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	355
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	444
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,046
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,065
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,084
State of California General Obligation Unlimited	550	5.000	08/01/14	598
State of California General Obligation Unlimited (Ê)	1,565	5.000	07/01/23	1,638
Tobacco Securitization Authority of Southern California Revenue Bonds	910	4.750	06/01/25	642
University of California Revenue Bonds	500	4.000	05/15/14	543

				15,893

Colorado - 0.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Ê)(µ)	1,000	0.650	09/01/37	1,000
Colorado Health Facilities Authority Revenue Bonds (µ)(æ)	1,000	5.500	05/15/14	1,023
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	838
Colorado Housing & Finance Authority Revenue Bonds	20	7.250	04/01/10	20
Colorado Housing & Finance Authority Revenue Bonds	30	6.300	08/01/12	30
Colorado Housing & Finance Authority Revenue Bonds (Ê)	35	6.300	08/01/16	35
Colorado Housing & Finance Authority Revenue Bonds	15	6.700	10/01/16	15

				2,961

Russell Tax Exempt Bond Fund	173

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Connecticut - 0.6%
State of Connecticut General Obligation Unlimited	2,000	5.000	04/15/18	2,347

Delaware - 0.4%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	259
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,185

				1,444

District of Columbia - 0.5%
District of Columbia General Obligation Unlimited (µ)	1,000	5.500	06/01/09	1,012
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,051

				2,063

Florida - 7.6%
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,970
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,122
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	540
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,118
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,050
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,700
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,049
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,063
Florida Department of Childrens & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,311
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,600	5.000	07/01/10	1,659
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,156
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,093
Florida State Division of Bond Finance Revenue Bonds (µ)	1,600	5.250	07/01/13	1,636
Florida State Turnpike Authority Revenue Bonds (µ)	2,000	5.000	07/01/13	2,248
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	544
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,036
Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (µ)	720	5.750	04/01/18	733
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	2,012
Miami-Dade County School Board Certificate Of Participation (µ)	1,000	5.000	05/01/15	1,076
North Miami Fl Revenue Bonds (µ)	1,325	5.000	04/01/10	1,367
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	702
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	389
Palm Beach County School Board Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,095
Palm Glades Community Development District Special Assessment	810	4.850	08/01/11	721
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,059

				30,449

Georgia - 5.4%
Burke County Development Authority Revenue Bonds (Ê)(µ)	1,660	4.625	01/01/37	1,658
Georgia State Road & Tollway Authority Revenue Bonds	590	5.250	03/01/11	638
Gwinnett County School District General Obligation Unlimited	1,750	5.000	02/01/11	1,882
Gwinnett County School District General Obligation Unlimited	1,090	5.000	02/01/21	1,210
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,126
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	748
Marietta Development Authority Revenue Bonds	575	6.250	06/15/20	419
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,016
State of Georgia General Obligation Unlimited	15	6.500	12/01/09	16
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,242
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,741
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,213
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,454
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,477
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,645

				21,485

174	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Hawaii - 0.9%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,666
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	400
Kauai County Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	405
State of Hawaii General Obligation Unlimited (µ)	1,000	5.750	01/01/10	1,044

				3,515

Idaho - 0.7%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,385
Boise State University Revenue Bonds (µ)	20	5.375	04/01/22	21
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,477

				2,883

Illinois - 2.6%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	787
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,226
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	1,979
County of Cook Illinois General Obligation Unlimited (µ)(æ)	2,160	5.375	11/15/21	2,366
Illinois Finance Authority Revenue Bonds (µ)	400	Zero coupon	01/01/10	393
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	737
Illinois Health Facilities Authority Revenue Bonds	200	6.000	05/15/10	206
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	513
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,155

				10,362

Indiana - 2.3%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,111
County of Jasper Indiana Revenue Bonds (µ)	1,115	5.600	11/01/16	1,176
Indiana Bond Bank Revenue Bonds (µ)	190	5.750	08/01/13	198
Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	979
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,780
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,049
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,037
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	518
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,167

				9,015

Iowa - 0.6%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	299
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,033
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,097

				2,429

Kansas - 0.3%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (µ)	500	5.000	09/01/09	511
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	158
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	284
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	720	4.875	10/01/28	429

				1,382

Russell Tax Exempt Bond Fund	175

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Maryland - 4.3%
County of Prince Georges Maryland General Obligation Limited	1,000	5.000	07/15/16	1,188
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	661
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	489
Maryland State Department of Transportation County Transportation Revenue Bonds	1,100	5.000	05/01/17	1,231
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,165
Maryland State Transportation Authority Revenue Bonds	2,000	5.250	03/01/18	2,390
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,215
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,868
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,748
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,187
State of Maryland General Obligation Unlimited	1,895	5.000	03/15/19	2,178

				17,320

Massachusetts - 3.1%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	456
Commonwealth of Massachusetts General Obligation Limited	700	5.500	11/01/15	841
Commonwealth of Massachusetts General Obligation Unlimited	4,000	5.250	08/01/13	4,600
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,210
Massachusetts Development Finance Agency Revenue Bonds	80	5.125	12/01/11	81
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	49
Massachusetts Development Finance Agency Revenue Bonds	1,425	5.000	10/01/17	1,265
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	892
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	157
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,280
Massachusetts Water Resources Authority Revenue Bonds (µ)(æ)	1,425	5.500	08/01/20	1,584

				12,415

Michigan - 1.6%
Bishop International Airport Authority Revenue Bonds (µ)	750	5.000	12/01/10	780
Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,108
Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,058
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	514
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,098
Michigan Municipal Bond Authority Revenue Bonds (æ)	500	5.750	10/01/11	545
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,002
Michigan State Housing Development Authority Revenue Bonds (µ)	350	4.150	10/01/13	348

				6,453

Minnesota - 2.7%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,893
State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,166
State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	718
State of Minnesota General Obligation Unlimited	1,425	5.000	11/01/11	1,568
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	631
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,176
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,539

				10,691

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,102

Missouri - 0.1%
Joplin Industrial Development Authority Revenue Bonds	270	5.500	02/15/13	255
Missouri Development Finance Board Revenue Bonds	35	5.000	03/01/28	31

				286

176	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Montana - 0.4%
City of Forsyth Montana Revenue Bonds (Ê)	1,450	5.200	05/01/33	1,444

Nevada - 0.8%
Clark County School District General Obligation Limited (µ)(æ)	330	5.250	06/15/10	336
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,096
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,068
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	542

				3,042

New Jersey - 2.8%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,089
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,124
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	961
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,081
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	5.250	07/01/25	417
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,063
New Jersey State Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,357
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,118
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,109
Tobacco Settlement Financing Corp. Revenue Bonds	1,305	4.500	06/01/23	954

				11,273

New York - 9.8%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,595
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,066
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	133
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	916
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	818
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	254
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/21	1,536
City of New York New York General Obligation Unlimited	2,000	5.000	04/01/23	2,023
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/18	1,092
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,540
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,670
New York City Transitional Finance Authority Revenue Bonds	1,000	5.500	02/01/09	1,000
New York State Dormitory Authority Revenue Bonds (µ)	285	7.000	07/01/09	293
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	833
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,095
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,131
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	823
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,720
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,780
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,680
New York State Thruway Authority Revenue Bonds	2,000	5.000	03/15/20	2,219
New York State Urban Development Corp. Revenue Bonds	2,000	5.000	12/15/28	2,003
Sales Tax Asset Receivables Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,753
Suffolk County Judicial Facilities Agency Revenue Bonds (µ)	500	5.500	04/15/09	503
Tobacco Settlement Financing Authority Revenue Bonds	1,030	5.000	06/01/12	1,089
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,100
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,142
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,472
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	996
TSASC, Inc. Revenue Bonds	1,000	4.750	06/01/22	763
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,000

				39,038

Russell Tax Exempt Bond Fund	177

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

North Carolina - 1.4%
Mecklenburg County North Carolina General Obligation Unlimited	1,000	5.000	02/01/11	1,074
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	253
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	301
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (µ)	1,500	6.000	01/01/12	1,675
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	218
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,109
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,168

				5,798

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	209

Ohio - 0.7%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,215	5.125	06/01/24	1,615
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,030

				2,645

Oklahoma - 0.5%
Oklahoma Development Finance Authority Revenue Bonds (æ)	1,000	5.750	08/15/13	1,037
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	278
Oklahoma Development Finance Authority Revenue Bonds	500	5.000	02/15/16	524
Oklahoma Housing Finance Agency Revenue Bonds	35	7.600	09/01/15	35

				1,874

Oregon - 1.6%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,328
Clackamas County School Distrist No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	465
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,295
Oregon State Department of Administrative Services Revenue Bonds (µ)	750	5.250	04/01/10	762
State of Oregon General Obligation Limited	605	5.700	10/01/32	597

				6,447

Pennsylvania - 3.6%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,120
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	259
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,463
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,291
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,920
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,565
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,173
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	168
Norwin School District General Obligation Unlimited (µ)(æ)	250	6.000	04/01/20	266
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,676
Sayre Health Care Facilities Authority Revenue Bonds (æ)	395	5.300	12/01/12	418

				14,319

Puerto Rico - 4.6%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	721
Commonwealth of Puerto Rico General Obligation Unlimited (µ)	1,060	5.000	07/01/16	1,097
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,612
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	755
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	308
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,238
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	499

178	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	1,959
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	193
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,966
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	499
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,314
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	3,250	5.750	08/01/27	3,179

				18,340

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,092

South Carolina - 1.2%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,081
Richland-Lexington Airport District Revenue Bonds (µ)	440	5.000	01/01/10	451
South Carolina State Public Service Authority Revenue Bonds (µ)	375	5.500	01/01/11	392
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	2,500	5.250	10/01/31	2,766

				4,690

South Dakota - 0.4%
South Dakota Housing Development Authority Revenue Bonds	310	4.800	05/01/22	311
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,488

				1,799

Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	750	5.000	12/15/14	664
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,196
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	838
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	952

				4,650

Texas - 13.6%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	532
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	586
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	896
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	458
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,158
City of Dallas Texas Revenue Bonds (µ)	1,000	4.875	08/15/23	1,003
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,512
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,131
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,137
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,628
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,159
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,470
County of Harris Texas Revenue Bonds (Ê)(µ)	1,500	5.000	08/15/21	1,522
County of Harris Texas Revenue Bonds (µ)(æ)	1,000	5.250	08/15/35	1,067
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,400
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,068
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,567
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,333
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	845
Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,183
Lower Colorado River Authority Revenue Bonds (µ)	2,000	5.875	05/15/14	2,040
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,493
Midlothian Development Authority Tax Allocation (µ)	500	5.000	11/15/09	510
New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	790
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,155

Russell Tax Exempt Bond Fund	179

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,173
North Harris Montgomery Community College District General Obligation Limited (µ)	1,000	5.000	02/15/12	1,096
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,272
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,003
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,266
Port of Corpus Christi Authority of Nueces County Texas Revenue Bonds	385	5.350	11/01/10	385
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,071
Round Rock Independent School District General Obligation Unlimited (æ)	750	6.500	08/01/11	814
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	485
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,300
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	770
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,168
State of Texas General Obligation Unlimited	1,750	5.000	04/01/19	2,001
Texas A&M University Revenue Bonds	3,855	5.000	05/15/19	4,411
Texas State Transportation Commission Revenue Bonds	1,000	5.000	04/01/18	1,150
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,407

				54,415

Utah - 0.4%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	196
Intermountain Power Agency Revenue Bonds (µ)	1,400	6.500	07/01/10	1,490

				1,686

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	196
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,477

				2,673

Virginia - 1.7%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	525
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,077
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,050
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,381
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,575
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	391

				6,999

Washington - 4.5%
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,845
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,079
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,136
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,866
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,288
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,051
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,161
Kitsap County Washington General Obligation Limited (µ)(æ)	775	5.750	07/01/14	829
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,294
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,119
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,172
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,510
Tobacco Settlement Authority of Washington Revenue Bonds	800	6.500	06/01/26	707
Washington Higher Education Facilities Authority Revenue Bonds (µ)	1,000	5.000	11/01/13	955

				18,012

Wisconsin - 1.5%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	305
Oconto Falls Public School District General Obligation Unlimited (µ)(æ)	750	5.750	03/01/13	820

180	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	3,026
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,510
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	202
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	209

				6,072

Total Municipal Bonds (cost $369,954)				375,339

Short-Term Investments - 4.3%
Russell Investment Company Russell Money Market Fund	17,248,000			17,248

Total Short-Term Investments (cost $17,248)				17,248

Total Investments - 98.4% (identified cost $387,202)				392,587

Other Assets and Liabilities, Net - 1.6%				6,223

Net Assets - 100%				398,810

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	181

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

%

Quality Ratings as a % of Value
(Unaudited)
AAA	33
AA	36
A	17
BBB	12
BB	1
Other	1

100

Economic Sector Emphasis as a % of Value
(Unaudited)
General Obligation	33
Utility Revenue	14
Industrial Revenue	12
Other Revenue	10
Cash Equivalents	10
Education Revenue	8
Healthcare Revenue	7
Pollution Control Revenue	3
Leasing Revenue	2
Housing Revenue	1
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of the financial statements.

182	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.7%
Apartments - 15.3%
American Campus Communities, Inc. (ö)	695,079	14,854
Apartment Investment & Management Co. Class A (ö)(Ñ)	346,759	3,083
AvalonBay Communities, Inc. (ö)(Ñ)	1,035,249	53,636
Boardwalk Real Estate Investment Trust (ö)	26,012	567
BRE Properties, Inc. Class A (ö)(Ñ)	287,466	7,299
Camden Property Trust (ö)(Ñ)	1,074,538	28,325
China Overseas Land & Investment, Ltd.	1,356,520	1,772
China Resources Land, Ltd.	716,000	826
Equity Residential (ö)(Ñ)	2,023,117	48,413
Essex Property Trust, Inc. (ö)(Ñ)	157,329	10,392
Home Properties, Inc. (ö)(Ñ)	88,700	3,183
Mid-America Apartment Communities, Inc. (ö)	170,384	5,033
Post Properties, Inc. (ö)(Ñ)	207,750	2,719
UDR, Inc. (ö)	101,091	1,186

		181,288

Diversified - 9.9%
Agile Property Holdings, Ltd.	689,800	266
Ascendas Real Estate Investment Trust (Æ)(ö)	65,000	62
Atrium European Real Estate, Ltd. (Æ)	63,231	176
British Land Co. PLC (ö)	307,569	2,013
Canadian Real Estate Investment Trust (ö)	52,981	871
CapitaLand, Ltd.	547,000	857
Castellum AB	142,558	908
Colonial Properties Trust (ö)	50,280	370
Dexus Property Group (ö)	3,109,670	1,488
Fonciere Des Regions (ö)	7,977	488
Forest City Enterprises, Inc. Class A	54,714	370
Gecina SA (ö)	13,199	915
GPT Group (ö)	1,850,599	891
Hang Lung Properties, Ltd. - ADR	714,000	1,603
Henderson Land Development Co., Ltd.	465,984	1,775
Hysan Development Co., Ltd.	797,083	1,294
Kenedix Realty Investment Corp. Class A (Æ)(ö)	23	60
Keppel Land, Ltd.	367,000	333
Kerry Properties, Ltd.	134,500	315
Land Securities Group PLC (ö)	300,000	2,990
Mirvac Group (ö)	1,350,929	960
Mitsubishi Estate Co., Ltd.	521,000	6,810
Mitsui Fudosan Co., Ltd.	280,600	3,612
New World China Land, Ltd. (Æ)	698,800	174
Premier Investment Corp. Class A (ö)	22	69
Sino Land Co.	1,132,500	1,085
Sponda OYJ	103,537	436
Stockland (ö)	373,031	852
Sumitomo Realty & Development Co., Ltd.	79,000	905
Sun Hung Kai Properties, Ltd.	723,571	6,433
Suntec Real Estate Investment Trust (Æ)(ö)	405,000	176
Tokyu Land Corp.	279,000	872
Unibail-Rodamco (ö)	32,315	4,352
Vornado Realty Trust (ö)	1,260,095	64,025

	Principal Amount ($) or Shares	Market Value $
Washington Real Estate Investment Trust (ö)(Ñ)	328,849	7,830
Wharf Holdings, Ltd.	274,000	680
Wihlborgs Fastigheter AB	13,608	153

		117,469

Free Standing Retail - 0.8%
National Retail Properties, Inc. (ö)(Ñ)	440,578	6,357
Realty Income Corp. (ö)(Ñ)	146,600	2,825

		9,182

Health Care - 14.9%
Cogdell Spencer, Inc. (ö)(Ñ)	238,300	2,011
HCP, Inc. (ö)	1,337,071	31,207
Health Care REIT, Inc. (ö)(Ñ)	518,505	19,605
LTC Properties, Inc. (ö)	244,760	5,064
Medical Properties Trust, Inc. (ö)(Ñ)	779,963	3,549
Nationwide Health Properties, Inc. (ö)	1,395,853	35,636
Omega Healthcare Investors, Inc. (ö)	1,031,927	15,097
Senior Housing Properties Trust (ö)(Ñ)	1,201,971	19,448
Ventas, Inc. (ö)(Ñ)	1,584,553	44,162

		175,779

Industrial - 4.8%
AMB Property Corp. (ö)(Ñ)	689,768	11,119
DCT Industrial Trust, Inc. (ö)	3,164,125	11,549
EastGroup Properties, Inc. (ö)(Ñ)	252,567	7,673
First Industrial Realty Trust, Inc. (ö)	52,241	284
First Potomac Realty Trust (ö)(Ñ)	351,000	2,906
Goodman Group (ö)	817,792	368
ProLogis (ö)(Ñ)	2,198,612	22,008
ProLogis European Properties	143,152	570
Segro PLC (ö)	245,451	569

		57,046

Lodging/Resorts - 2.5%
DiamondRock Hospitality Co. (ö)	62,148	255
Hospitality Properties Trust (ö)(Ñ)	72,350	971
Host Hotels & Resorts, Inc. (ö)(Ñ)	4,267,576	22,960
LaSalle Hotel Properties (ö)(Ñ)	39,300	327
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	345,777	5,228

		29,741

Manufactured Homes - 1.0%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	313,472	11,827

Mixed Industrial/Office - 2.2%
Duke Realty Corp. (ö)	75,152	692
Liberty Property Trust (ö)	1,207,570	24,151
PS Business Parks, Inc. (ö)	40,301	1,729

		26,572

Office - 11.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	151,287	8,977
Alstria Office REIT-AG (Æ)(ö)	48,863	318

Russell Real Estate Securities Fund	183

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BioMed Realty Trust, Inc. (ö)(Ñ)	860,871	9,504
Boston Properties, Inc. (ö)(Ñ)	1,304,728	56,495
Brandywine Realty Trust (ö)	552,539	3,299
Brookfield Properties Corp.	1,111,209	5,990
Commonwealth Property Office Fund (ö)	330,405	177
Corporate Office Properties Trust SBI MD (ö)(Ñ)	421,812	11,127
Douglas Emmett, Inc. (ö)	542,700	5,047
Great Portland Estates PLC (ö)	145,957	485
Highwoods Properties, Inc. (ö)(Ñ)	213,100	4,808
Hongkong Land Holdings, Ltd.	891,000	1,892
HRPT Properties Trust (ö)(Ñ)	740,600	2,355
ICADE (ö)	17,433	1,404
Japan Excellent, Inc. Class A (ö)	14	59
Japan Prime Realty Investment Corp. Class A (ö)	265	677
Japan Real Estate Investment Corp. Class A (ö)	73	656
Kilroy Realty Corp. (ö)(Ñ)	397,900	9,096
Mack-Cali Realty Corp. (ö)	332,688	6,760
Nippon Building Fund, Inc. Class A (ö)	87	932
Nomura Real Estate Office Fund, Inc. Class A (ö)	101	632
NTT Urban Development Corp.	1,018	874
SL Green Realty Corp. (ö)(Ñ)	508,936	7,995
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	212	19
Tokyo Tatemono Co., Ltd.	175,000	584

		140,162

Regional Malls - 10.1%
Aeon Mall Co., Ltd.	93,300	1,275
CBL & Associates Properties, Inc. (ö)	67,710	276
Macerich Co. (The) (ö)(Ñ)	951,505	14,025
Simon Property Group, Inc. (ö)	2,124,774	91,323
Taubman Centers, Inc. (ö)(Ñ)	375,038	7,444
Westfield Group (ö)	613,480	4,650

		118,993

Self Storage - 6.7%
Extra Space Storage, Inc. (ö)(Ñ)	1,266,963	10,275
Public Storage (ö)	1,102,007	68,181
Safestore Holdings PLC	46,705	44
U-Store-It Trust (ö)	91,663	344

		78,844

Shopping Centers - 10.2%
Acadia Realty Trust (ö)(Ñ)	204,168	2,383
Citycon OYJ	32,850	65
Corio NV (ö)	35,871	1,536
Developers Diversified Realty Corp. (ö)(Ñ)	657,064	3,154
Eurocommercial Properties NV (ö)	9,678	280
Federal Realty Investment Trust (ö)(Ñ)	923,802	46,772
Hammerson PLC (ö)	208,606	1,224

	Principal Amount ($) or Shares	Market Value $
Japan Retail Fund Investment Corp. Class A (ö)	285	1,251
Kimco Realty Corp. (ö)(Ñ)	1,001,419	14,400
Kite Realty Group Trust (ö)(Ñ)	494,500	2,290
Klepierre - GDR (ö)	13,143	314
Link REIT (The) (ö)	282,275	527
Mercialys SA (ö)	4,487	133
Primaris Retail Real Estate Investment Trust (ö)	30,776	249
Regency Centers Corp. (ö)(Ñ)	1,141,225	40,285
Saul Centers, Inc. (ö)	51,000	1,668
Tanger Factory Outlet Centers (ö)(Ñ)	93,000	2,818
Weingarten Realty Investors (ö)	37,225	603

		119,952

Specialty - 6.4%
Corrections Corp. of America (Æ)	28,429	392
Digital Realty Trust, Inc. (ö)(Ñ)	1,193,895	38,085
DuPont Fabros Technology, Inc. (ö)(Ñ)	473,850	1,767
Entertainment Properties Trust (ö)(Ñ)	119,680	2,711
Fabege AB (Æ)	13,652	46
Plum Creek Timber Co., Inc. (ö)(Ñ)	778,600	23,958
Rayonier, Inc. (ö)(Ñ)	299,600	8,820

		75,779

Total Common Stocks (cost $1,541,379)		1,142,634

Short-Term Investments - 4.6%
Russell Investment Company Russell Money Market Fund	54,798,000	54,798

Total Short-Term Investments (cost $54,798)		54,798

Other Securities - 32.2%
Russell Investment Company Russell Money Market Fund (×)	213,401,950	213,402
State Street Securities Lending Quality Trust (×)	175,030,705	167,069

Total Other Securities (cost $388,433)		380,471

Total Investments - 133.5% (identified cost $1,984,610)		1,577,903

Other Assets and Liabilities, Net - (33.5%)		(396,157)

Net Assets - 100.0%		1,181,746

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

184	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	20	AUD	31	02/02/09	(1)
USD	24	AUD	36	02/02/09	(1)
USD	37	AUD	56	02/02/09	(2)
USD	9	AUD	14	02/03/09	—
USD	17	AUD	27	02/03/09	—
USD	35	AUD	54	02/03/09	—
USD	69	AUD	109	02/03/09	—
USD	7	EUR	5	02/02/09	—
USD	13	EUR	10	02/02/09	—
USD	14	EUR	10	02/02/09	—
USD	7	EUR	5	02/03/09	—
USD	18	EUR	14	02/03/09	—
USD	20	EUR	15	02/03/09	—
USD	49	GBP	34	02/02/09	1
USD	111	GBP	78	02/02/09	2
USD	42	GBP	29	02/03/09	1
USD	216	GBP	151	02/03/09	3
USD	5	HKD	38	02/02/09	—
USD	12	HKD	94	02/02/09	—
USD	17	HKD	131	02/02/09	—
USD	40	HKD	314	02/02/09	—
USD	77	HKD	594	02/02/09	—
USD	5	JPY	471	02/02/09	—
USD	6	JPY	574	02/03/09	—
USD	11	JPY	974	02/03/09	—
USD	18	JPY	1,649	02/03/09	—
USD	43	JPY	3,873	02/03/09	—
USD	110	JPY	9,876	02/03/09	—
USD	21	SEK	169	02/02/09	(1)
USD	5	SGD	7	02/02/09	—
USD	3	SGD	5	02/03/09	—
USD	85	SGD	128	02/03/09	—
EUR	6	USD	8	02/02/09	—
EUR	19	USD	24	02/02/09	—
EUR	16	USD	21	02/03/09	—
GBP	—	USD	—	02/02/09	—
GBP	24	USD	34	02/03/09	(1)
HKD	191	USD	25	02/02/09	—
HKD	294	USD	38	02/02/09	—
HKD	862	USD	111	02/02/09	—
SEK	101	USD	13	02/02/09	—
SEK	106	USD	13	02/03/09	—
SGD	135	USD	90	02/02/09	—
SGD	32	USD	21	02/03/09	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1

See accompanying notes which are an integral part of the financial statements.

Russell Real Estate Securities Fund	185

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Corporate Bonds and Notes - 35.6%
Bank of America Corp. (Ê)	10,000	1.586	03/24/09	10,000
Bank of America NA (Ê)	50,000	2.099	06/12/09	49,962
Bank of America NA (Ê)	66,000	1.625	10/03/09	66,000
Calamos Global Dynamic I (Ê)	37,000	2.703	06/01/09	37,000
Citigroup, Inc.	25,000	3.625	02/09/09	25,002
Credit Agricole SA (Ê)	100,000	1.775	10/22/09	100,000
General Electric Capital Corp. (Ê)	5,715	2.096	06/15/09	5,715
Goldman Sachs Group, Inc. (The) (Ê)	21,000	0.443	02/13/09	20,994
JPMorgan Chase & Co. (Ê)	12,384	2.223	06/05/09	12,380
JPMorgan Chase & Co. (Ê)	56,000	1.625	10/02/09	55,985
Lehman Brothers Holdings, Inc. (Ê)(Ø)(Å)(Ď)	70,000	2.875	03/11/09	9,275
Lehman Brothers Holdings, Inc. (Ê)(Ø)(Å)(Ď)	51,000	2.305	04/03/09	6,758
Metropolitan Life Insurance Co. (Ê)(Å)	150,000	2.793	08/11/09	150,000
Metropolitan Life Insurance Co. (Ê)(Å)	50,000	2.501	09/02/09	50,000
Protective Life Insurance Co. (Ê)(Å)	50,000	2.403	08/24/09	50,000
Protective Life Insurance Co. (Ê)(Å)	48,000	2.431	08/31/09	48,000
Puttable Floating Optional Taxable Receipts (Ê)	91,465	1.410	04/01/26	91,465
Royal Bank of Canada (Ê)	90,000	0.733	10/15/09	90,000
Royal Bank of Scotland Group PLC (Ê)	100,000	0.820	03/04/09	100,000
Royal Bank of Scotland Group PLC (Ê)	130,000	2.449	06/12/09	130,000
Royal Bank of Scotland Group PLC (Ê)	10,000	2.323	08/21/09	9,995
Toyota Motor Credit Corp (Ê)	200,000	0.670	06/19/09	200,000
Toyota Motor Credit Corp (Ê)	125,000	0.780	06/29/09	125,000
UBS AG (Ê)	100,000	0.650	02/09/09	100,000
Wachovia Bank NA (Ê)	50,000	0.356	02/23/09	49,987
Wachovia Bank NA (Ê)	50,000	1.013	03/10/09	50,000
Wachovia Bank NA (Ê)	100,000	0.559	05/28/09	100,000

Total Corporate Bonds and Notes (amortized cost $1,848,250)				1,743,518

Domestic Commercial Paper - 31.1%
Bank of America Corp. (Ê)	50,000	2.955	02/02/09	50,000
Danske Corp.	75,000	2.330	02/03/09	74,999
Danske Corp.	25,000	0.270	02/06/09	24,999
Danske Corp.	75,000	0.450	02/26/09	74,980
Deutsche Bank AG	140,000	0.200	02/02/09	139,999
Erasmus Capital Corp.	45,000	0.800	02/02/09	44,999
Erasmus Capital Corp.	25,000	0.600	02/03/09	24,999
Erasmus Capital Corp.	50,000	0.650	02/06/09	49,995
Fairway Finance Corp.	20,000	1.670	02/13/09	19,998
Fox Trot CDO Ltd.	25,000	0.270	02/04/09	25,000
Fox Trot CDO Ltd.	50,000	0.270	02/06/09	49,998
Gemini Securitization Corp.	50,000	2.130	02/17/09	49,990
Gemini Securitization Corp.	20,000	2.100	02/18/09	19,996
General Electric Capital Corp. (Ê)	20,000	0.050	02/02/09	20,000
General Electric Capital Corp. (Ê)	50,000	0.150	02/04/09	49,999
General Electric Capital Corp. (Ê)	30,000	0.150	02/17/09	29,997
Gotham Funding Corp.	7,959	0.350	02/03/09	7,959
HSBC USA, Inc.	25,000	2.350	02/05/09	24,999
JPMorgan Chase & Co.	125,000	2.944	02/02/09	124,999
Long Lane Master Trust IV	12,689	0.520	02/02/09	12,689
Park Avenue Receivables Corp.	14,000	1.550	02/02/09	14,000
Park Avenue Receivables Corp.	40,000	0.300	02/10/09	39,996
Park Avenue Receivables Corp.	37,012	1.450	02/17/09	37,005
Park Avenue Receivables Corp.	33,000	1.550	02/19/09	32,993
Rabobank USA Financial, Co.	125,000	3.400	02/02/09	124,999
Starbird Funding Corp.	55,000	3.550	02/02/09	54,999

186	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments, continued — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Starbird Funding Corp.	35,000	3.250	02/06/09	34,998
Starbird Funding Corp.	50,000	0.550	02/09/09	49,994
Starbird Funding Corp.	25,000	0.600	02/23/09	24,992
UBS Financial Del LLC	100,000	Zero coupon	02/02/09	100,000
Victory Receivables Corp.	53,000	0.450	02/02/09	53,000
Victory Receivables Corp.	35,000	1.800	02/17/09	34,992

Total Domestic Commercial Paper (amortized cost $1,522,562)				1,522,562

Municipal Bond - 0.7%
Miami-Dade County Industrial Development Authority (Ê)	33,900	2.200	07/01/31	33,900

Total Municipal Bond (amortized cost $33,900)				33,900

Registered Investment Company Fund - 1.0%
Merrill Lynch Premier Institutional Fund	50,000,000			50,000

Total Registered Investment Company Fund (amortized cost $50,000)				50,000

Time Deposits - 12.4%
Bank of Montreal	130,000	0.125	02/02/09	130,000
BNP Paribas	40,095	0.280	02/02/09	40,095
Calyon New York	106,000	0.320	02/02/09	106,000
New York Life Insurance Co. (Ê)(Å)	200,000	2.279	05/14/09	200,000
Union Bank NA	130,000	0.063	02/02/09	130,000

Total Time Deposits (amortized cost $606,095)				606,095

United States Government Agency - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	5,625	1.878	12/01/17	5,667

Total United States Government Agency (amortized cost $5,667)				5,667

Yankee Certificates of Deposit - 10.7%
Barclays Bank PLC (Ê)	100,000	0.829	04/07/09	100,000
Barclays Bank PLC (Ê)	100,000	1.150	05/13/09	100,000
Barclays Bank PLC (Ê)	75,000	1.250	06/11/09	75,000
Barclays Bank PLC (Ê)	25,000	2.549	06/12/09	25,000
Royal Bank of Canada (Ê)	23,485	1.438	06/30/09	23,462
Societe Generale (Ê)	50,000	1.110	06/02/09	50,000
Societe Generale (Ê)	150,000	1.711	07/08/09	150,000

Total Yankee Certificates of Deposit (amortized cost $523,462)				523,462

Total Investments - 91.6% (amortized cost $4,589,936)(†)				4,485,204

Capital Support Agreement - 7.1%*				349,603

Other Assets and Liabilities, Net - 1.3%				61,261

Net Assets - 100.0%				4,896,068

*	(see notes to quarterly report for further disclosure).

See accompanying notes which are an integral part of the financial statements.

Russell Money Market Fund	187

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2009 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal Income Tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optimal or mandatory put, or are prefunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
()	Securities covered by Capital Support Agreement, see notes to financial statements for further disclosure.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

188	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — January 31, 2009 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	189

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 16 of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

190	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended January 31, 2009 were as follows:

	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund			Russell U.S. Growth Fund		Russell U.S. Value Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Securities Sold Short	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$3,649,586,103	$(25,554,356)	$3,793,809,618	$(348,470,828)	$(19,538,975)	$106,685,433	$(524,894)	$152,859,936	$(1,093,380)
Level 2	80,399,805	—	—	—	—	9,715,778	—	8,906,181	—
Level 3	—	—	—	—	—	—	—	—	—

	$3,729,985,908	$(25,554,356)	$3,793,809,618	$(348,470,828)	$(19,538,975)	$116,401,211	$(524,894)	$161,766,117	$(1,093,380)

	Russell U.S. Small & Mid Cap Fund		Russell International Developed Markets Fund		Russell Global Equity Fund		Russell Emerging Markets Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$1,262,419,899	$(7,002,722)	$884,722,372	$(13,436,623)	$481,732,640	$(5,354,092)	$379,551,327	$(365,711)
Level 2	122,583,696	—	2,795,006,642	$11,334,300	319,712,094	627,872	460,360,003	(930,659)
Level 3	—	—	183,196	—	1,674,746	—	27,498,375	—

	$1,385,003,595	$(7,002,722)	$3,679,912,210	$(2,102,323)	$803,119,480	$(4,726,220)	$867,409,705	$(1,296,370)

Notes to Quarterly Report	191

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

	Russell Tax-Managed U.S. Large Cap Fund		Russell Tax-Managed U.S. Mid & Small Cap Fund		Russell Strategic Bond Fund		Russell Investment Grade Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$286,063,939	$(2,378,087)	$136,061,503	$(1,222,971)	$549,369,947	$30,573,783	$126,744,426	$6,077,705
Level 2	12,316,719	—	21,538,515	—	7,329,836,095	(3,682,771)	1,329,647,527	(5,221,391)
Level 3	—	—	—	—	68,051,172	(5,550,131)	2,066,020	163,018

	$298,380,658	$(2,378,087)	$157,600,018	$(1,222,971)	$7,947,257,214	$21,340,881	$1,458,457,973	$1,019,332

	Russell Short Duration Bond Fund		Russell Tax Exempt Bond Fund		Russell Real Estate Securities Fund		Russell Money Market Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$28,903,065	$1,575,892	$17,248,000	$—	$1,342,672,342	$1,438	$50,000,000	$—
Level 2	384,216,738	(208,920)	375,338,732	—	235,231,058	—	4,287,203,572	—
Level 3	78,096	(1,518,449)	—	—	—	—	148,000,000	—

	$413,197,899	$(151,477)	$392,586,732	$—	$1,577,903,400	$1,438	$4,485,203,572	$—

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending January 31, 2009 were as follows:

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund
Balance as of 11/01/08	$1,511,139	$—	$32,894,355	$104,078,080
Accrued discounts/(premiums)	—	—	—	415,346
Realized gain/(loss)	(4,468,253)	—	(2,888,883)	2,493
Net change in unrealized appreciation/(depreciation) from investments still held as of 01/31/09	4,136,032	(590,521)	1,007,050	(19,821,630)
Net purchases (sales)	(987,725)	—	(3,366,443)	11,539,226
Net transfers in and/or out of Level 3	(7,997)	2,265,267	(147,704)	(33,712,474)

Balance as of 01/31/09	$183,196	$1,674,746	$27,498,375	$62,501,041

	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Money Market Fund
Balance as of 11/01/08	$4,479,279	$1,004,152	$148,000,000
Accrued discounts/(premiums)	244	8,154	—
Realized gain/(loss)	16,219	(2,348)	—
Net change in unrealized appreciation/(depreciation) from investments still held as of 01/31/09	(223,152)	37,225	—
Net purchases (sales)	(1,908,338)	(9,294)	—
Net transfers in and/or out of Level 3	(135,214)	(2,478,242)	—

Balance as of 01/31/09	$2,229,038	$(1,440,353)	$148,000,000

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years or interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded

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daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as part of the interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Russell Real Estate Securities Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient

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to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended January 31, 2009, the Russell Strategic Bond Fund had $ 4,000,000 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities.

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Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2009, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral
Russell U.S. Quantitative Equity Fund	$38,000,000
Russell U.S. Growth Fund	1,550,000
Russell U.S. Value Fund	2,000,000
Russell U.S. Small & Mid Cap Fund	17,300,000
Russell International Developed Markets Fund	81,502,355
Russell Global Equity Fund	12,100,000
Russell Emerging Markets Fund	15,100,000
Russell Tax-Managed U.S. Large Cap Fund	4,400,000
Russell Strategic Bond Fund	21,134,132
Russell Investment Grade Bond Fund	2,210,400
Russell Short Duration Bond Fund	557,200

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

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As of January 31, 2009, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

Cash Collateral
Russell Strategic Bond Fund	$8,150,000
Russell Investment Grade Bond Fund	600,000
Russell Short Duration Bond Fund	340,000

Credit Default Swaps

FASB issued FASB Staff Position (“FSP”) No. 133-1 and 45-4 “Disclosures about Credit Derivatives and Certain Guarantees” which requires enhanced disclosure about the Funds’ credit derivatives. Management adopted FSP No. 133-1 and 45-4 on January 31, 2009.

The Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fixed Income Funds may act as either the buyer or the seller of a credit default swap. In an unhedged credit default swap, the Fixed Income Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fixed Income Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fixed Income Funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fixed Income Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fixed Income Funds would keep the stream of payments and would have no payment obligations. As a seller, the Fixed Income Funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fixed Income Funds may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fixed Income Funds would function as the counterparty referenced in the preceding paragraph.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fixed Income Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices

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changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fixed Income Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2009 for which a Fixed Income Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fixed Income Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fixed Income Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fixed Income Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fixed Income Funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of credit default swap, the Fixed Income Funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fixed Income Funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fixed Income Funds.

If the creditworthiness of the Fixed Income Funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fixed Income Funds. To limit the counterparty risk involved in swap agreements, the Fixed Income Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fixed Income Funds will be able to do so, the Fixed Income Funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fixed Income Funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Index Swaps

Certain Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party

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contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of January 31, 2009, $1,117,262,765 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Fixed Income Funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage passthrough securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and

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non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Notes to Quarterly Report	199

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Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (The “Assets”). Assets which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

200	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

Certain funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values. Unrealized gain on foreign exchange swaps or other derivatives transactions have been written down to zero.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Capital Support Agreement

A Capital Support Agreement (the “Agreement”) was entered into as of September 15, 2008, by and between RIMCo and RIC, on behalf of Russell Money Market Fund (the “Fund”). The Agreement requires RIMCo to make a payment to the Fund under certain circumstances in the event there are payment defaults or a restructuring with respect to certain specified Lehman Brothers Holdings, Inc. securities (the “Lehman Securities”) or realized losses from the disposition of Lehman Securities that cause the Fund’s market-based valuation to fall below a stated threshold compared to the Fund’s net asset value calculated under the amortized cost method. As of January 31, 2009, the market value of the Lehman Securities totaled $53,397,500 and the securities at amortized cost were $403,000,000. To the extent that the Fund subsequently recovers defaulted payments on the Lehman Securities with respect to which RIMCo has made a payment to the Fund, the Fund is obligated to repay RIMCo for its related prior payments, subject to certain limitations. The maximum amount RIMCo could be required to contribute under the Agreement is limited to $403 million in the aggregate. As of January 31, 2009 the value of the Agreement was $349,602,500. The performance of RIMCo’s obligations under the Agreement is guaranteed by Frank Russell Company (the “Primary Guarantor”) and Northwestern Mutual Life Insurance Company (the “Secondary Guarantor” and, together with the Primary Guarantor, the “Guarantors”) both affiliates of RIMCo.

The contribution obligation under the Agreement is subject to stated conditions and restrictions. The Agreement terminates on the earlier to occur of: (i) the repayment in full, in cash, of all Lehman Securities; (ii) RIMCo and the Guarantors having made Capital Contributions (as defined in the Agreement), in the aggregate, equal to the Maximum Contribution Amount (as defined in the Agreement); and (iii) so long as RIMCo, the Primary Guarantor and the Secondary Guarantor are not in default with respect to their obligations arising under this Agreement or any Guaranty (as defined in the Agreement), September 15, 2009 (the “Termination Date”).

The Fund will sell the Lehman Securities: (i) within fifteen (15) calendar days following any change in the Secondary Guarantor’s financial strength ratings such that the Secondary Guarantor’s obligations no longer qualify as “First Tier Securities,” as defined in sub-paragraph (a)(12) of Rule 2a-7; or (ii) on the business day immediately prior to the Termination Date, provided that the Fund shall not be required to complete any such sale if (A) the amount the Fund expects to receive on such sale date would not result in a Loss (as defined in the Agreement) or the payment of a Capital Contribution Amount (as defined in the Agreement), or (B) with respect to an event described above in clause (i), if RIMCo substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and during that 15 day period the Secondary Guarantor’s obligations qualify as “Second Tier Securities” (as defined in Rule 2a-7).

Temporary Guarantee Program

The U.S. Treasury Department has established a Temporary Guarantee Program (“Program”) for money market funds. Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as breaking the buck. At a meeting held on September 29, 2008, the Board of Trustees of RIC determined that the Russell Money Market Fund will participate in the Program. By written consent dated December 3, 2008, the Board of Trustees of Russell Investment Company determined that the Russell Money Market Fund will participate in the extended term of the Program, as discussed below. The Russell Money Market Fund is responsible for payment of fees required to participate in the Program and is responsible for the additional fees required to participate in the extended term of the Program.

The Program provides coverage to shareholders of the Russell Money Market Fund for amounts that they held in the Russell Money Market Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Russell Money Market Fund held in an account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Russell Money Market Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. In the event that shares held as of the close of business on September 19, 2008 are sold prior to the date the

Notes to Quarterly Report	201

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the Russell Money Market Fund as of the close of business on September 19, 2008 or (ii) the amounts held in the Russell Money Market Fund on the date the guarantee is triggered.

Under the terms of the Program, if the guarantee is triggered, the Board of Trustees of RIC will be required to initiate the actions necessary under applicable state and federal law to commence the liquidation of the Russell Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.

The Program is designed to address temporary dislocations in credit markets. The initial term of the Program was a three month term beginning September 19, 2008. The Secretary of the Treasury has determined to extend the Program until April 30, 2009, after which the Secretary of the Treasury will review the need and terms for further extending the Program. The Secretary has the option to renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend without the Secretary’s approval, and the Russell Money Market Fund would have to renew its participation to maintain coverage and pay additional fees required in connection with any additional renewal. If the Secretary chooses not to renew the Program at the end of the extended term, the Program will terminate. Guarantee payments to participants under the Program will not exceed the amount available in the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

The Russell Money Market Fund is not in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2009 for the following Funds were as follows:

	Russell Emerging Markets Fund		Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2008	1,270	$1,286,054	1,302	$7,274,574	884	$699,568	15	$1,499,077
Opened	1,350	333,088	687	567,602	557	597,024	48	68,873
Closed	(1,520)	(1,479,191)	(593)	(5,211,992)	(230)	(180,063)	(20)	(1,504,677)
Expired	—	—	(708)	(573,839)	(634)	(518,384)	—	—

Outstanding January 31, 2009	1,100	$139,951	688	$2,056,345	577	$598,145	43	$63,273

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in russell money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased

202	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At January 31, 2009, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. In accordance with GAAP and SFAS 157, the Funds’ Statements of Investments reflect the current market value of SLQT as of January 31, 2009. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value.

The Funds that participate in securities lending also invest their cash collateral in the Russell Money Market Fund.

As of January 31, 2009, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$51,497	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	974,016	Pool of US Government Securities
Russell Emerging Markets Fund	458,475	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	13,317	Pool of US Government Securities
Russell Real Estate Securities Fund	246,576	Pool of US Government Securities

4.	Related Party Transactions

Adviser and Administrator

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell Money Market Fund. As of January 31, 2009, $1,684,326,738 represents Investment Company Funds and investment by the Russell Investment Funds (“RIF”) in the Russell Money Market Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the Russell Money Market Fund.

5.	Federal Income Taxes

At October 31, 2008, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund

Cost of Investments	$5,086,675,479	$5,466,090,376	$145,495,874	$243,252,134	$1,795,852,937

Unrealized Appreciation	140,314,056	106,819,006	5,630,673	7,364,519	32,075,444
Unrealized Depreciation	(1,497,003,627)	(1,779,099,764)	(34,725,336)	(88,850,536)	(442,924,785)

Net Unrealized Appreciation (Depreciation)	$(1,356,689,571)	$(1,672,280,758)	$(29,094,663)	$(81,486,017)	$(410,849,341)

Undistributed Ordinary Income	$—	$—	$—	$—	$—
Undistributed Long-Term Capital Gains (Capital Loss Carryforward)	$—	$—	$—	$—	$—
Tax Composition of Distributions:
Ordinary Income	$—	$—	$—	$—	$—
Tax-Exempt Income	$—	$—	$—	$—	$—
Long-Term Capital Gains	$—	$—	$—	$—	$—
Distributions in Excess	$—	$—	$—	$—	$—
Tax Return of Capital	$—	$—	$—	$—	$—

Notes to Quarterly Report	203

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund

Cost of Investments	$5,042,849,465	$1,080,862,853	$1,260,633,754	$354,255,698	$192,297,351

Unrealized Appreciation	114,291,205	8,956,561	65,532,172	29,318,453	9,652,958
Unrealized Depreciation	(1,477,228,464)	(286,699,934)	(458,756,221)	(85,193,493)	(44,350,291)

Net Unrealized Appreciation (Depreciation)	$(1,362,937,259)	$(277,743,373)	$(393,224,049)	$(55,875,040)	$(34,697,333)

Undistributed Ordinary Income	$—	$—	$—	$—	$—
Undistributed Long-Term Capital Gains (Capital Loss Carryforward)	$—	$—	$—	$—	$—
Tax Composition of Distributions:
Ordinary Income	$—	$—	$—	$—	$—
Tax-Exempt Income	$—	$—	$—	$—	$—
Long-Term Capital Gains	$—	$—	$—	$—	$—
Distributions in Excess	$—	$—	$—	$—	$—
Tax Return of Capital	$—	$—	$—	$—	$—

	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund

Cost of Investments	$9,192,123,899	$1,586,910,788	$445,761,232	$387,202,193	$2,198,083,017

Unrealized Appreciation	97,020,766	20,608,963	4,786,502	13,784,787	56,865,523
Unrealized Depreciation	(1,341,886,951)	(149,061,778)	(37,349,634)	(8,400,248)	(677,045,140)

Net Unrealized Appreciation (Depreciation)	$(1,244,866,185)	$(128,452,815)	$(32,563,132)	$5,384,539	$(620,179,617)

Undistributed Ordinary Income	$—	$—	$—	$—	$—
Undistributed Long-Term Capital Gains (Capital Loss Carryforward)	$—	$—	$—	$—	$—
Tax Composition of Distributions:
Ordinary Income	$—	$—	$—	$—	$—
Tax-Exempt Income	$—	$—	$—	$—	$—
Long-Term Capital Gains	$—	$—	$—	$—	$—
Distributions in Excess	$—	$—	$—	$—	$—
Tax Return of Capital	$—	$—	$—	$—	$—

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

204	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell Emerging Markets Fund - 0.1%
Magnitogorsk Iron & Steel Works - GDR	04/27/07	87,200	12.50	1,090	170
NovaTek OAO - GDR	07/21/08	19,900	20.86	415	364

					534

Russell Strategic Bond Fund - 1.0%
Americo Life, Inc.	06/20/06	350,000	101.56	355	338
BNP Paribas Capital Trust	06/01/06	3,450,000	112.14	3,869	1,933
Ballyrock CDO, Ltd.	09/22/08	2,500,000	80.52	2,013	1,816
Black Diamond CLO, Ltd.	09/11/08	27,750,000	75.75	21,021	19,911
Bombardier, Inc.	11/10/06	500,000	125.47	642	467
Callidus Debt Partners Fund, Ltd.	09/26/08	3,406,932	78.28	2,667	2,521
Catlin Insurance Co., Ltd.	11/01/07	775,000	100.00	775	185
Citigroup Mortgage Loan Trust, Inc.	10/18/06	624,426	100.00	624	539
COX Communications, Inc.	05/29/08	2,800,000	99.62	2,789	2,552
CIT Mortgage Loan Trust	10/05/07	5,504,566	100.00	5,505	4,201
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	572
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	985
Deutsche ALT-A Securities NIM Trust	03/12/07	50,993	99.66	51	50
DG Funding Trust	11/04/03	479	10,585.30	5,070	4,802
FMG Finance Pty, Ltd.	10/03/08	800,000	95.01	760	520
Grupo Senda Autotransporte SA de CV	03/07/08	4,600,000	95.12	4,376	2,507
Helix Energy Solutions Group, Inc.	12/18/07	500,000	100.00	500	285
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	143,110	100.00	143	110
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	2,254,383	99.93	2,253	1,424
Nuveen Investments, Inc.	02/15/08	1,171,000	88.00	1,030	322
Ras Laffan Liquefied Natural Gas Co., Ltd.	01/13/09	700,000	98.51	690	648
Southwestern Energy Co.	01/11/08	750,000	100.00	750	709
Steel Dynamics, Inc.	03/27/08	500,000	100.00	500	400
Symetra Financial Corp.	10/04/07	1,200,000	98.49	1,182	961
Systems 2001 AT LLC	01/31/02	392,269	101.86	400	388
TNK-BP Finance SA	10/03/07	1,500,000	98.84	1,483	915
Vedanta Resources PLC	06/25/08	2,500,000	100.00	2,500	1,425
Washington Mutual Preferred Funding LLC	10/18/07	7,000,000	60.95	4,266	1
White Mountains Re Group, Ltd.	01/25/08	15,250,000	93.51	14,260	4,765
Williams Cos., Inc. Credit Linked Certificate Trust (The)	11/17/08	1,750,000	98.50	1,724	1,741
XM Satellite Radio Holdings, Inc.	07/24/08	375,000	90.64	340	94

					58,087

Russell Investment Grade Bond Fund - 0.4%
DG Funding Trust	11/04/03	392	10,587.26	4,150	3,930
Kaupthing Bank Hf	05/12/06	1,480,000	99.59	1,474	—
Lehman Brothers Floating Rate Commercial Mortgage Trust	08/07/06	66,051	100.00	66	51
TNK-BP Finance SA	10/03/07	240,000	98.84	237	146

					4,127

Russell Short Duration Bond Fund - 0.7%
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,195

					2,195

Russell Money Market Fund - 10.6%
Lehman Brothers Holdings, Inc.	02/11/08	70,000,000	100.00	70,000	9,275
Lehman Brothers Holdings, Inc.	03/04/08	51,000,000	100.00	51,000	6,758
Metropolitan Life Insurance Co.	11/06/07	150,000,000	100.00	150,000	150,000
Metropolitan Life Insurance Co.	08/28/08	50,000,000	100.00	50,000	50,000
AID to INH Portugal Guaranteed Note	05/06/94	5,625,000	100.75	5,667	5,667
Protective Life Insurance Co.	02/25/08	50,000,000	100.00	50,000	50,000
Protective Life Insurance Co.	05/29/08	48,000,000	100.00	48,000	48,000
New York Life Insurance Co.	05/14/08	200,000,000	100.00	200,000	200,000

					519,700

Notes to Quarterly Report	205

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

206	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2009

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2009 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 80.6%
Russell Short Duration Bond Fund	4,757,381	84,253
Russell Strategic Bond Fund	27,511,482	252,005

		336,258

Domestic Equities - 13.5%
Russell Real Estate Securities Fund	582,133	11,736
Russell U.S. Core Equity Fund	1,394,277	24,428
Russell U.S. Quantitative Equity Fund	1,033,263	20,200

		56,364

International Equities - 5.8%
Russell Global Equity Fund	1,537,421	8,164
Russell International Developed Markets Fund	758,323	16,114

		24,278

Total Investments - 99.9% (identified cost $492,026)		416,900

Other Assets and Liabilities, Net - 0.1%		418

Net Assets - 100.0%		417,318

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 61.6%
Russell Strategic Bond Fund	54,607,671	500,206

Domestic Equities - 25.1%
Russell Real Estate Securities Fund	1,105,125	22,279
Russell U.S. Core Equity Fund	4,503,364	78,899
Russell U.S. Quantitative Equity Fund	4,029,347	78,774
Russell U.S. Small & Mid Cap Fund	1,874,088	23,707

		203,659

International Equities - 13.3%
Russell Emerging Markets Fund	1,702,395	15,458
Russell Global Equity Fund	4,445,336	23,605
Russell International Developed Markets Fund	3,239,525	68,840

		107,903

Total Investments - 100.0% (identified cost $1,063,434)		811,768

Other Assets and Liabilities, Net - 0.0%		109

Net Assets - 100.0%		811,877

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 41.8%
Russell Strategic Bond Fund	160,389,523	1,469,168

Domestic Equities - 38.0%
Russell Real Estate Securities Fund	8,000,732	161,295
Russell U.S. Core Equity Fund	29,453,042	516,018
Russell U.S. Quantitative Equity Fund	26,423,081	516,571
Russell U.S. Small & Mid Cap Fund	10,996,688	139,108

		1,332,992

International Equities - 20.3%
Russell Emerging Markets Fund	11,317,761	102,765
Russell Global Equity Fund	26,109,780	138,643
Russell International Developed Markets Fund	22,136,568	470,402

		711,810

Total Investments - 100.1% (identified cost $4,999,142)		3,513,970

Other Assets and Liabilities, Net - (0.1%)		(2,002)

Net Assets - 100.0%		3,511,968

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 21.3%
Russell Strategic Bond Fund	55,066,534	504,409

Domestic Equities - 52.3%
Russell Real Estate Securities Fund	6,702,873	135,130
Russell U.S. Core Equity Fund	28,190,447	493,897
Russell U.S. Quantitative Equity Fund	24,014,483	469,483
Russell U.S. Small & Mid Cap Fund	11,263,877	142,488

		1,240,998

International Equities - 26.5%
Russell Emerging Markets Fund	10,382,803	94,276
Russell Global Equity Fund	26,789,686	142,253
Russell International Developed Markets Fund	18,462,654	392,332

		628,861

Total Investments - 100.1% (identified cost $3,715,009)		2,374,268

Other Assets and Liabilities, Net - (0.1%)		(1,292)

Net Assets - 100.0%		2,372,976

See accompanying notes which are an integral part of the financial statements.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.3%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 65.1%
Russell Real Estate Securities Fund	3,653,744	73,659
Russell U.S. Core Equity Fund	16,273,398	285,110
Russell U.S. Quantitative Equity Fund	13,993,922	273,581
Russell U.S. Small & Mid Cap Fund	6,061,733	76,681

		709,031

International Equities - 35.2%
Russell Emerging Markets Fund	6,073,790	55,150
Russell Global Equity Fund	14,509,676	77,046
Russell International Developed Markets Fund	11,855,413	251,928

		384,124

Total Investments - 100.3% (identified cost $1,855,938)		1,093,155

Other Assets and Liabilities, Net - (0.3%)		(3,439)

Net Assets - 100.0%		1,089,716

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 66.2%
Russell Short Duration Bond Fund	164,774	2,918
Russell Strategic Bond Fund	3,177,277	29,104

		32,022

Domestic Equities - 22.1%
Russell Real Estate Securities Fund	70,507	1,421
Russell U.S. Core Equity Fund	237,134	4,155
Russell U.S. Quantitative Equity Fund	210,561	4,117
Russell U.S. Small & Mid Cap Fund	79,152	1,001

		10,694

International Equities - 11.6%
Russell Emerging Markets Fund	75,519	686
Russell Global Equity Fund	244,342	1,297
Russell International Developed Markets Fund	169,289	3,597

		5,580

Total Investments - 99.9% (identified cost $59,817)		48,296

Other Assets and Liabilities, Net - 0.1%		67

Net Assets - 100.0%		48,363

See accompanying notes which are an integral part of the financial statements.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 97.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 54.8%
Russell Strategic Bond Fund	64,502	591

Domestic Equities - 27.4%
Russell Real Estate Securities Fund	1,731	35
Russell U.S. Core Equity Fund	6,508	114
Russell U.S. Quantitative Equity Fund	5,821	114
Russell U.S. Small & Mid Cap Fund	2,620	33

		296

International Equities - 14.9%
Russell Emerging Markets Fund	2,552	23
Russell Global Equity Fund	6,281	34
Russell International Developed Markets Fund	4,909	104

		161

Total Investments - 97.1% (identified cost $1,251)		1,048

Other Assets and Liabilities, Net - 2.9%		31

Net Assets - 100.0%		1,079

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 45.4%
Russell Strategic Bond Fund	5,355,600	49,057

Domestic Equities - 35.4%
Russell Real Estate Securities Fund	239,332	4,825
Russell U.S. Core Equity Fund	843,955	14,786
Russell U.S. Quantitative Equity Fund	749,882	14,660
Russell U.S. Small & Mid Cap Fund	316,563	4,005

		38,276

International Equities - 19.2%
Russell Emerging Markets Fund	331,379	3,009
Russell Global Equity Fund	759,726	4,034
Russell International Developed Markets Fund	644,137	13,688

		20,731

Total Investments - 100.0% (identified cost $145,395)		108,064

Other Assets and Liabilities, Net - 0.0%		10

Net Assets - 100.0%		108,074

See accompanying notes which are an integral part of the financial statements.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 96.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 29.3%
Russell Strategic Bond Fund	29,651	272

Domestic Equities - 43.9%
Russell Real Estate Securities Fund	2,397	48
Russell U.S. Core Equity Fund	9,029	158
Russell U.S. Quantitative Equity Fund	8,055	158
Russell U.S. Small & Mid Cap Fund	3,513	44

		408

International Equities - 23.4%
Russell Emerging Markets Fund	3,527	32
Russell Global Equity Fund	8,433	45
Russell International Developed Markets Fund	6,584	140

		217

Total Investments - 96.6% (identified cost $1,147)		897

Other Assets and Liabilities, Net - 3.4%		32

Net Assets - 100.0%		929

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.3%
Russell Strategic Bond Fund	913,526	8,368

Domestic Equities - 58.6%
Russell Real Estate Securities Fund	259,196	5,225
Russell U.S. Core Equity Fund	1,065,561	18,669
Russell U.S. Quantitative Equity Fund	950,483	18,582
Russell U.S. Small & Mid Cap Fund	415,585	5,257

		47,733

International Equities - 31.1%
Russell Emerging Markets Fund	410,228	3,725
Russell Global Equity Fund	995,952	5,289
Russell International Developed Markets Fund	765,470	16,266

		25,280

Total Investments - 100.0% (identified cost $124,437)		81,381

Other Assets and Liabilities, Net - 0.0%		20

Net Assets - 100.0%		81,401

See accompanying notes which are an integral part of the financial statements.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 95.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.6%
Russell Strategic Bond Fund	8,008	73

Domestic Equities - 56.1%
Russell Real Estate Securities Fund	2,287	46
Russell U.S. Core Equity Fund	9,497	166
Russell U.S. Quantitative Equity Fund	8,463	166
Russell U.S. Small & Mid Cap Fund	3,702	47

		425

International Equities - 29.9%
Russell Emerging Markets Fund	3,667	34
Russell Global Equity Fund	8,887	47
Russell International Developed Markets Fund	6,830	145

		226

Total Investments - 95.6% (identified cost $1,050)		724

Other Assets and Liabilities, Net - 4.4%		33

Net Assets - 100.0%		757

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.2%
Russell Strategic Bond Fund	667,881	6,118

Domestic Equities - 58.7%
Russell Real Estate Securities Fund	190,401	3,839
Russell U.S. Core Equity Fund	781,989	13,700
Russell U.S. Quantitative Equity Fund	698,117	13,648
Russell U.S. Small & Mid Cap Fund	305,142	3,860

		35,047

International Equities - 31.1%
Russell Emerging Markets Fund	301,051	2,734
Russell Global Equity Fund	730,169	3,877
Russell International Developed Markets Fund	561,793	11,938

		18,549

Total Investments - 100.0% (identified cost $89,500)		59,714

Other Assets and Liabilities, Net - 0.0%		16

Net Assets - 100.0%		59,730

See accompanying notes which are an integral part of the financial statements.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 97.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	12,325	113

Domestic Equities - 56.7%
Russell Real Estate Securities Fund	3,424	69
Russell U.S. Core Equity Fund	14,238	249
Russell U.S. Quantitative Equity Fund	12,717	249
Russell U.S. Small & Mid Cap Fund	5,560	70

		637

International Equities - 30.3%
Russell Emerging Markets Fund	5,514	50
Russell Global Equity Fund	13,366	71
Russell International Developed Markets Fund	10,332	220

		341

Total Investments - 97.1% (identified cost $1,546)		1,091

Other Assets and Liabilities, Net - 2.9%		33

Net Assets - 100.0%		1,124

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	57,455	526

Domestic Equities - 58.2%
Russell Real Estate Securities Fund	16,284	328
Russell U.S. Core Equity Fund	67,742	1,187
Russell U.S. Quantitative Equity Fund	60,411	1,181
Russell U.S. Small & Mid Cap Fund	26,441	335

		3,031

International Equities - 31.1%
Russell Emerging Markets Fund	26,152	237
Russell Global Equity Fund	63,555	338
Russell International Developed Markets Fund	49,172	1,045

		1,620

Total Investments - 99.4% (identified cost $5,475)		5,177

Other Assets and Liabilities, Net - 0.6%		33

Net Assets - 100.0%		5,210

See accompanying notes which are an integral part of the financial statements.

16	2050 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.5%
Russell Short Duration Bond Fund	10,752	190
Russell Strategic Bond Fund	155,785	1,427

		1,617

Domestic Equities - 20.5%
Russell Real Estate Securities Fund	3,337	67
Russell U.S. Core Equity Fund	10,939	192
Russell U.S. Quantitative Equity Fund	9,758	191
Russell U.S. Small & Mid Cap Fund	3,313	42

		492

International Equities - 10.6%
Russell Emerging Markets Fund	3,133	28
Russell Global Equity Fund	11,505	61
Russell International Developed Markets Fund	7,752	165

		254

Total Investments - 98.6% (identified cost $2,404)		2,363

Other Assets and Liabilities, Net - 1.4%		33

Net Assets - 100.0%		2,396

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

Target Portfolio Funds

The Funds seek to achieve their objective by investing in the Class Y Shares of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of October 1, 2008
Asset Class/Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
Russell Short Duration Bond Fund	20%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	60	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	6	10	15	21	26
Russell U.S. Quantitative Equity Fund	5	10	15	20	25
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	2	3	4	6	7
Russell International Developed Markets Fund	4	9	14	17	23

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Funds listed in the table below seeks to achieve its objective by investing in the Class Y Shares of Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which the Funds invest. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of October 1, 2008
Assets Class/Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bonds
Russell Short Duration Bond Fund	4%	—%	—%	—%	—%
Russell Strategic Bond Fund	60	54	42	26	10
Domestic Equities
Russell Real Estate Securities Fund	3	4	5	6	6
Russell U.S. Core Equity Fund	9	12	15	19	23
Russell U.S. Quantitative Equity Fund	9	12	14	19	23
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	2	2	3	4	5
Russell Global Equity Fund	3	3	4	5	7
Russell International Developed Markets Fund	8	10	13	16	20

	100%	100%	100%	100%	100%

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

	Asset Allocation Targets as of October 1, 2008
Asset Class/Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bonds
Russell Short Duration Bond Fund	—%	—%	—%	—%	8%
Russell Strategic Bond Fund	10	10	10	10	60
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	23	23	23	23	8
Russell U.S. Quantitative Equity Fund	23	23	23	23	8
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	7	7	7	7	3
Russell International Developed Markets Fund	20	20	20	20	7

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and Rights/Warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended January 31, 2009 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Stategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$416,900	$811,768	$3,513,970	$2,374,268	$1,093,155	$48,296
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$416,900	$811,768	$3,513,970	$2,374,268	$1,093,155	$48,296

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

	2015 Stategy Fund	2020 Stategy Fund	2025 Stategy Fund	2030 Stategy Fund	2035 Stategy Fund	2040 Stategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$1,048	$108,064	$897	$81,381	$724	$59,714
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$1,048	$108,064	$897	$81,381	$724	$59,714

	2045 Stategy Fund	2050 Stategy Fund	In Retirement Fund
	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$1,091	$5,177	$2,363
Level 2	—	—	—
Level 3	—	—	—

	$1,091	$5,177	$2,363

As of January 31, 2009, there were no Level 3 securities held by the Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$496,848,563	$1,071,975,964	$5,054,641,570	$3,765,096,423	$1,903,799,732

Unrealized Appreciation	$—	$—	$—	$—	$—
Unrealized Depreciation	(79,948,255)	(260,208,091)	(1,540,671,876)	(1,390,828,748)	(810,644,325)

Net Unrealized Appreciation (Depreciation)	$(79,948,255)	$(260,208,091)	$(1,540,671,876)	$(1,390,828,748)	$(810,644,325)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$61,323,537	$1,284,792	$148,575,451	$1,200,514	$126,017,348

Unrealized Appreciation	$—	$—	$—	$—	$—
Unrealized Depreciation	(13,027,199)	(237,226)	(40,511,456)	(303,770)	(44,636,718)

Net Unrealized Appreciation (Depreciation)	$(13,027,199)	$(237,226)	$(40,511,456)	$(303,770)	$(44,636,718)

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Cost of Investments	$1,074,477	$90,495,156	$1,585,471	$5,507,247	$2,430,688

Unrealized Appreciation	$—	$—	$—	$4,889	$24,808
Unrealized Depreciation	(350,735)	(30,781,377)	(494,541)	(335,390)	(92,239)

Net Unrealized Appreciation (Depreciation)	$(350,735)	$(30,781,377)	$(494,541)	$(330,501)	$(67,431)

22	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7953.

Shareholder Requests for Additional Information	23

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2009 QUARTERLY REPORT

Russell Tax-Managed

Global Equity Fund

JANUARY 31, 2009

FUND	SHARE CLASS	FUND NAME PRIOR TO SEPTEMBER 2, 2008

Russell Tax-Managed Global Equity Fund	C, S	Tax-Managed Global Equity

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Quarterly Report

January 31, 2009 (Unaudited)

Russell Investment Company - Russell Tax-Managed Global Equity Fund.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Schedule of Investments — January 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 74.9%
Russell Tax-Managed U.S. Large Cap Fund	1,716,196	20,183
Russell Tax-Managed U.S. Mid & Small Cap Fund	762,562	6,055
Russell U.S. Quantitative Equity Fund	206,470	4,036

		30,274

International Equities - 25.0%
Russell Emerging Markets Fund	222,274	2,018
Russell International Developed Markets Fund	379,905	8,073

		10,091

Total Investments - 99.9% (identified cost $50,560)		40,365

Other Assets and Liabilities, Net - 0.1%		62

Net Assets - 100.0%		40,427

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	3

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report — January 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

Effective September 2, 2008, the Tax-Managed Global Equity Fund changed its name to the Russell Tax-Managed Global Equity Fund.

The Fund seeks to achieve its objective by investing in Class S Shares and Class Y Shares of the Investment Company’s Funds (the “Underlying Funds”) as set forth in table below. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation as of October 1, 2008

Domestic Equities
Russell Tax-Managed U.S. Large Cap Fund, Class S	50%
Russell Tax-Managed U.S. Mid & Small Cap Fund, Class S	15
Russell U.S. Quantitative Equity Fund, Class Y	10
International Equities
Russell Emerging Markets Fund, Class Y	5
Russell International Developed Markets Fund, Class Y	20

100%

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Fund. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and Rights/Warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

4	Notes to Quarterly Report

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: Mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Quarterly Report	5

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — January 31, 2009 (Unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Fund’s investments for the period ended January 31, 2009 were as follows:

Russell Tax-Managed Global Equity Fund
Investments in Securities
Level 1	$40,365
Level 2	—
Level 3	—

$40,365

As of January 31, 2009, there were no Level 3 securities held by the Fund.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Federal Income Taxes

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Tax-Managed Global Equity Fund

Cost of Investments	$61,160,120

Unrealized Appreciation	$—
Unrealized Depreciation	(20,795,182)

Net Unrealized Appreciation (Depreciation)	$(20,795,182)

6	Notes to Quarterly Report

Russell Investment Company

Russell Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — January 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7953.

Shareholder Requests for Additional Information	7

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: April 1, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: April 1, 2009